REGISTRATION STATEMENT NO.333-100434
                                                                       811-21221


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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 5


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 8 TO

                                 --------------

                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                 --------------

                 ONE CITYPLACE, HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415
                     (Name and Address of Agent for Service)

                                 --------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on May 3, 2004 pursuant to paragraph (b) of Rule 485.

[ ] __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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








                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                       VINTAGE ACCESS ANNUITY PROSPECTUS:

                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

This prospectus describes VINTAGE ACCESS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." Your premium ("Purchase Payments") accumulates on a variable basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.            SMITH BARNEY INVESTMENT SERIES
   AllianceBernstein Growth and Income Portfolio -- Class B(1)     Smith Barney Large Cap Core Portfolio
   AllianceBernstein Premier Growth Portfolio -- Class B(2)        Smith Barney Premier Selections All Cap Growth Portfolio
AMERICAN FUNDS INSURANCE SERIES                                 SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Global Growth Fund -- Class 2 Shares                            Multiple Discipline Portfolio -- All Cap Growth and Value
   Growth Fund -- Class 2 Shares                                   Multiple Discipline Portfolio -- Balanced All Cap
   Growth-Income Fund -- Class 2 Shares                              Growth and Value
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST               Multiple Discipline Portfolio -- Global All Cap Growth
   Franklin Small Cap Fund -- Class 2 Shares                         and Value
   Mutual Shares Securities Fund -- Class 2 Shares                 Multiple Discipline Portfolio -- Large Cap Growth and Value
   Templeton Developing Markets Securities Fund -- Class 2      THE TRAVELERS SERIES TRUST
   Shares                                                          Equity Income Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares             Large Cap Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares              Lazard International Stock Portfolio
GREENWICH STREET SERIES FUND Merrill                               Lynch Large Cap Core Portfolio(5)
   Appreciation Portfolio                                          MFS Emerging Growth Portfolio
   Diversified Strategic Income Portfolio                          MFS Value Portfolio
   Equity Index Portfolio -- Class II Shares                       Pioneer Fund Portfolio(6)
   Fundamental Value Portfolio                                  TRAVELERS SERIES FUND INC.
JANUS ASPEN SERIES                                                 AIM Capital Appreciation Portfolio
   Mid Cap Growth Portfolio -- Service Shares(3)                   MFS Total Return Portfolio
LAZARD RETIREMENT SERIES, INC.                                     Pioneer Strategic Income Portfolio(7)
   Lazard Retirement Small Cap Portfolio                           SB Adjustable Rate Income Portfolio Smith Barney Class
LORD ABBETT SERIES FUND, INC.                                      Smith Barney Aggressive Growth Portfolio
   Growth and Income Portfolio                                     Smith Barney High Income Portfolio
   Mid-Cap Value Portfolio                                         Smith Barney Large Capitalization Growth Portfolio
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                          Smith Barney Mid Cap Core Portfolio
   Merrill Lynch Global Allocation V.I. Fund -- Class III          Smith Barney Money Market Portfolio
   Merrill Lynch Small Cap Value V.I. Fund -- Class III            Strategic Equity Portfolio(8)
PIMCO VARIABLE INSURANCE TRUST                                     Travelers Managed Income Portfolio
   Real Return Portfolio -- Administrative Class                   Van Kampen Enterprise Portfolio
   Total Return Portfolio -- Administrative Class               VAN KAMPEN LIFE INVESTMENT TRUST
PUTNAM VARIABLE TRUST                                              Emerging Growth Portfolio Class I Shares
   Putnam VT Small Cap Value Fund -- Class IB Shares            VARIABLE ANNUITY PORTFOLIOS
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                        Smith Barney Small Cap Growth Opportunities Portfolio
   All Cap Fund -- Class I(4)                                   VARIABLE INSURANCE PRODUCTS FUND II
   Investors Fund -- Class I                                       Contrafund(R) Portfolio -- Service Class
   Small Cap Growth Fund -- Class I                              VARIABLE INSURANCE PRODUCTS FUND III
                                                                   Mid Cap Portfolio -- Service Class 2

--------------
(1)   Formerly Growth and Income Portfolio -- Class B           (5)   Formerly MFS Research Portfolio
(2)   Formerly Premier Growth Portfolio -- Class B              (6)   Formerly Utilities Portfolio
(3)   Formerly Aggressive Growth Portfolio -- Service Shares    (7)   Formerly Putnam Diversified Income Portfolio
(4)   Formerly Capital Fund -- Class I                          (8)   Formerly Alliance Growth Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix A for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 3, 2004

                                TABLE OF CONTENTS

Glossary...............................................   3    Payment Options........................................   35
Summary................................................   5       Election of Options.................................   35
Fee Table..............................................   8       Annuity Options.....................................   35
Condensed Financial Information........................  13       Variable Liquidity Benefit .........................   35
The Annuity Contract...................................  13    Miscellaneous Contract Provisions......................   36
   Contract Owner Inquiries............................  14       Right to Return.....................................   36
   Purchase Payments...................................  15       Termination.........................................   36
   Accumulation Units..................................  15       Required Reports....................................   36
   The Variable Funding Options........................  15       Suspension of Payments..............................   36
Charges and Deductions.................................  21    The Separate Accounts..................................   36
   General.............................................  21       Performance Information.............................   37
   Transfer Charge.....................................  22    Federal Tax Considerations................................37
   Administrative Charges..............................  22       General Taxation of Annuities..........................37
   Mortality and Expense Risk Charge...................  22       Types of Contracts: Qualified and
   Guaranteed Minimum Withdrawal Benefit                            Non-qualified........................................38
    Charge.............................................  22       Qualified Annuity Contracts............................38
   Enhanced Stepped-Up Provision Charge................  22         Taxation of Qualified Annuity Contracts..............38
   Variable Funding Option Expenses....................  22         Mandatory Distributions for Qualified
   Premium Tax.........................................  23           Plans..............................................38
   Changes in Taxes Based upon                                    Non-qualified Annuity Contracts........................39
     Premium or Value..................................  23         Diversification Requirements for Variable
Transfers..............................................  23           Annuities..........................................39
   Dollar Cost Averaging...............................  24         Ownership of the Investments.........................39
Access to Your Money...................................  24         Taxation of Death Benefit Proceeds...................40
   Guaranteed Minimum Withdrawal Benefit...............  25       Other Tax Considerations...............................40
   Systematic Withdrawals..............................  27         Treatment of Charges for Optional Benefits...........40
Ownership Provisions...................................  27         Penalty Tax for Premature Distribution...............40
   Types of Ownership..................................  27         Puerto Rico Tax Considerations.......................40
     Contract Owner....................................  27         Non-Resident Aliens..................................40
     Beneficiary.......................................  27    Other Information......................................   41
     Annuitant.........................................  27       The Insurance Companies.............................   41
Death Benefit..........................................  28       Financial Statements................................   41
   Death Proceeds before the Maturity Date.............  28       Distribution of Variable Annuity Contracts..........   41
   Enhanced Stepped-Up Provision.......................  30       Conformity with State and Federal Laws..............   42
   Payment of Proceeds.................................  31       Voting Rights.......................................   42
   Spousal Contract Continuance........................  32       Restrictions on Financial Transactions..............   42
   Beneficiary Contract Continuance....................  33       Legal Proceedings and Opinions......................   42
   Death Proceeds after the Maturity Date..............  33    Appendix A: Condensed Financial
The Annuity Period.....................................  33       Information for The Travelers
   Maturity Date.......................................  33         Separate Account 2002.............................  A-1
   Allocation of Annuity...............................  34    Appendix B: Condensed Financial
   Variable Annuity....................................  34       Information for The Travelers
   Fixed Annuity.......................................  34         Separate Account 2002.............................  B-1
                                                               Appendix C: Contents of the
                                                                  Statement of Additional Information.................  C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                             VINTAGE ACCESS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors TIC Variable Annuity Separate Account 2002. The Travelers Life and Annuity Company sponsors TLAC Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either TIC Variable Annuity Separate Account 2002 or TLAC Variable Annuity Separate Account 2002, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain other optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.

We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E at an annual rate of 1.65% for the Standard Death Benefit, and 1.85% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? Because the contracts described in this prospectus are newly registered, there is no Accumulation Unit value information available as of the date of this prospectus.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

TRANSFER CHARGE........................................    $10(1)
(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(2)

ANNUAL SEPARATE ACCOUNT CHARGES

We will assess a minimum mortality and expense risk charge ("M & E") of 1.65% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                      STANDARD DEATH BENEFIT      ENHANCED DEATH BENEFIT
                                                    --------------------------  --------------------------
     Mortality and Expense Risk Charge...........             1.65%                       1.85%
     Administrative Expense Charge...............             0.15%                       0.15%
     TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
     NO OPTIONAL FEATURES SELECTED...............             1.80%                       2.00%
     Optional E.S.P. Charge......................             0.20%                       0.20%
     TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
     E.S.P. ONLY SELECTED........................             2.00%                       2.20%
     Maximum Optional GMWB Charge................             1.00%(3)                    1.00%(3)
     TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
     GMWB ONLY SELECTED..........................             2.80%                       3.00%
     TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
     E.S.P. AND GMWB SELECTED....................             3.00%                       3.20%



--------------
 (1) We do not currently assess the transfer charge.
 (2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
 (3) The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.53%                          4.72%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE     NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL       WAIVER          ANNUAL
                                 MANAGEMENT      (12b-1)         OTHER     OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                     FEE           FEES        EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES
-----------------------------   ------------------------------------------------------- -------------------------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC.
   AllianceBernstein Growth
     and Income Portfolio --
     Class B*.................      0.63%          0.25%         0.03%       0.91%           0.08%           0.83%(1)
   AllianceBernstein Premier
     Growth Portfolio --
     Class B*.................      1.00%          0.25%         0.05%       1.30%            --                --(1)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund -- Class
     2 Shares*................      0.66%          0.25%         0.04%       0.95%            --             0.95%
   Growth Fund-- Class 2
     Shares*..................      0.37%          0.25%         0.02%       0.64%            --             0.64%
   Growth-Income Fund-- Class
     2 Shares*................      0.33%          0.25%         0.01%       0.59%           0.00%           0.59%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund --
     Class 2 Shares*..........      0.51%          0.25%         0.29%       1.05%           0.04%           1.01%(2)
   Mutual Shares Securities
     Fund-- Class 2 Shares*...      0.60%          0.25%         0.20%       1.05%            --             1.05%(3)
   Templeton Developing
     Markets Securities Fund
    -- Class 2 Shares*........      1.25%          0.25%         0.30%       1.80%            --             1.80%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*................      0.69%          0.25%         0.22%       1.16%           0.04%           1.12%(4)
   Templeton Growth
     Securities Fund -- Class
     2 Shares*................      0.81%          0.25%         0.07%       1.13%            --             1.13%(5)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.....      0.75%           --           0.02%       0.77%            --             0.77%
   Diversified Strategic
     Income Portfolio.........      0.65%           --           0.11%       0.76%            --             0.76%
   Equity Index Portfolio--
     Class II Shares*.........      0.31%          0.25%         0.04%       0.60%            --             0.60%
   Fundamental Value Portfolio      0.75%           --           0.02%       0.77%            --             0.77%
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --
     Service Shares*..........      0.65%          0.25%         0.02%       0.92%            --             0.92%

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE     NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL       WAIVER          ANNUAL
                                 MANAGEMENT      (12b-1)         OTHER     OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                     FEE           FEES        EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES
-----------------------------   ------------------------------------------------------- -------------------------------
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
     Portfolio*...............       0.75%         0.25%         0.42%       1.42%           0.17%           1.25%(6)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio       0.50%          --           0.35%       0.85%            --             0.85%
   Mid-Cap Value Portfolio....       0.75%          --           0.33%       1.08%            --             1.08%
MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund--
     Class III*...............       0.65%         0.25%         0.18%       1.08%            --             1.08%
   Merrill Lynch Small Cap
     Value V.I. Fund --
     Class III*...............       0.75%         0.25%         0.08%       1.08%            --             1.08%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....       0.25%         0.15%         0.26%       0.66%           0.01%           0.65%(7)
   Total Return Portfolio--
     Administrative Class*....       0.25%         0.15%         0.26%       0.66%           0.01%           0.65%(8)
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+.................       0.77%         0.25%         0.22%       1.24%            --             1.24%(9)
   Putnam VT Small Cap Value
     Fund-- Class IB Shares*..       0.80%         0.25%         0.12%       1.17%            --             1.17%(9)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund-- Class I.....       0.85%          --           0.13%       0.98%            --             0.98%
   Investors Fund-- Class I...       0.70%          --           0.12%       0.82%            --             0.82%
   Small Cap Growth Fund --
     Class I..................       0.75%          --           0.51%       1.26%            --             1.26%
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core
     Portfolio................       0.75%          --           0.16%       0.91%            --             0.91%
   Smith Barney Premier
     Selections All Cap Growth
     Portfolio................       0.75%          --           0.15%       0.90%            --             0.90%
SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST
   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value*........       0.75%         0.25%         0.31%       1.31%            --                --(17)
   Multiple Discipline
     Portfolio -- Balanced All
     Cap Growth and Value*....       0.75%         0.25%         1.35%       2.35%            --                --(17)
   Multiple Discipline
     Portfolio -- Global All
     Cap Growth and Value*....       0.75%         0.25%         0.39%       1.39%            --                --(17)
   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value*........       0.75%         0.25%         1.35%       2.35%            --                --(17)
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio....       0.75%          --           0.12%       0.87%            --             0.87%(12)
   Large Cap Portfolio........       0.75%          --           0.11%       0.86%            --             0.86%(12)
   Lazard International Stock
     Portfolio................       0.83%          --           0.17%       1.00%            --             1.00%(10)
   Merrill Lynch Large Cap
     Core Portfolio...........       0.80%          --           0.19%       0.99%            --             0.99%(11)
   MFS Emerging Growth
     Portfolio................       0.75%          --           0.14%       0.89%            --             0.89%(12)
   MFS Value Portfolio........       0.75%          --           0.33%       1.08%            --                --(11)
   Pioneer Fund Portfolio.....       0.72%          --           0.40%       1.12%            --             1.12%(13)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE     NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL       WAIVER          ANNUAL
                                 MANAGEMENT      (12b-1)         OTHER     OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                     FEE           FEES        EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES
-----------------------------   ------------------------------------------------------- -------------------------------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................      0.80%           --           0.05%       0.85%            --             0.85%
   MFS Total Return Portfolio.      0.80%           --           0.02%       0.82%            --             0.82%
   Pioneer Strategic Income
     Portfolio................      0.75%           --           0.25%       1.00%            --             1.00%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*...................      0.60%          0.25%         3.87%       4.72%           3.72%           1.00%(14)
   Smith Barney Aggressive
     Growth Portfolio.........      0.80%           --           0.02%       0.82%            --             0.82%
   Smith Barney High Income
     Portfolio................      0.60%           --           0.09%       0.69%            --             0.69%
   Smith Barney Large
     Capitalization Growth
     Portfolio................      0.75%           --           0.04%       0.79%            --             0.79%
   Smith Barney Mid Cap Core
     Portfolio................      0.75%           --           0.10%       0.85%            --             0.85%
   Smith Barney Money Market
     Portfolio................      0.50%           --           0.03%       0.53%            --             0.53%
   Strategic Equity Portfolio.      0.80%           --           0.04%       0.84%            --             0.84%
   Travelers Managed Income
     Portfolio................      0.65%           --           0.03%       0.68%            --             0.68%
   Van Kampen Enterprise
     Portfolio................      0.70%           --           0.10%       0.80%            --             0.80%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     Class I Shares...........      0.70%           --           0.07%       0.77%            --             0.77%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio................      0.75%           --           0.40%       1.15%            --                --(17)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class*...........      0.58%          0.10%         0.09%       0.77%            --                --(15)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Mid Cap Portfolio --
     Service Class 2*.........      0.58%          0.25%         0.12%       0.95%            --                --(16)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 +     Closed to new investors.

NOTES

 (1) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

 (2) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

 (3) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (4) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

 (5) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

 (7) "Other Expenses" reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

 (8) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (9) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

 (10) Fund has a voluntary waiver of 1.25%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (11) Fund has a voluntary waiver of 1.00%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (12) Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (13) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (14) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

 (15) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75%. These offsets may be discontinued at any time.

 (16) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(17) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
       FUNDING OPTION...                                                            REIMBURSEMENT          OPERATING EXPENSES
       -----------------                                                       - ---------------------   ----------------------
       Multiple Discipline Portfolio-- All Cap Growth and Value............             0.31%                     1.00%
       Multiple Discipline Portfolio-- Balanced All Cap Growth and Value...             1.35%                     1.00%
       Multiple Discipline Portfolio-- Global All Cap Growth and Value.....             0.39%                     1.00%
       Multiple Discipline Portfolio-- Large Cap Growth and Value..........             1.35%                     1.00%
       MFS Value Portfolio.................................................             0.08%                     1.00%
       Smith Barney Small Cap Growth Opportunities Portfolio...............             0.25%                     0.90%
       Contrafund(R)Portfolio-- Service Class...............................            0.02%                     0.75%
       Mid Cap Portfolio-- Service Class 2.................................             0.02%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN**:
                                          -------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                            ------    -------   -------  --------    --------  -------   -------   ---------
Underlying Fund with Maximum Total          667      1967      3222      6176        667       1967     3222       6176
Annual Operating Expenses..............
Underlying Fund with Minimum Total
Annual Operating Expenses..............     257       790      1350      2875        257       790      1350       2875


EXAMPLE 2 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN**:
                                          -------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                            ------    -------   -------  --------    --------  -------   -------   ---------
Underlying Fund with Maximum Total          667      1967      3222      6176        667       1967     3222       6176
Annual Operating Expenses..............
Underlying Fund with Minimum Total
Annual Operating Expenses..............     257       790      1350      2875        257       790      1350       2875


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Vintage Access Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
              DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------------    -------------------------------------------------------
      Standard Death Benefit                                                       85
      Enhanced Death Benefit                                                       75
      Enhanced Stepped-Up Provision (E.S.P)                                        75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day.

The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
   AllianceBernstein Growth and            Seeks reasonable current income and         Alliance Capital Management L.P.
     Income Portfolio-- Class B            appreciation. The Fund normally             ("Alliance")
                                           invests in dividend-paying common

                                           stocks considered to be good quality.
   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund           Alliance
     Portfolio-- Class B                   normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund-- Class 2 Shares     Seeks capital appreciation. The Fund        Capital Research and Management
                                           normally invests in common stocks of        Co. ("CRM")
                                           companies located around the world.
   Growth Fund-- Class 2 Shares            Seeks capital appreciation. The Fund        CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund-- Class 2 Shares     Seeks capital appreciation and income.      CRM
                                           The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small Cap Fund-- Class 2       Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Shares                                Fund normally invests in small
                                           capitalization companies.
   Mutual Shares Securities Fund--         Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in equity securities
                                           of companies believed to be
                                           undervalued.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund-- Class 2 Shares      The Fund normally invests in the
                                           investments of emerging market
                                           countries, primarily equity securities.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Templeton Foreign Securities Fund       Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
    -- Class 2 Shares                      Fund normally invests in investments,
                                           primarily equity securities, of

                                           issuers located outside of the U.S.,
                                           including those in emerging markets.
   Templeton Growth Securities Fund--      Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                        Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                  Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                           capital. The Fund normally invests in
                                           ("SBFM") equity securities of U.S.
                                           companies.

   Diversified Strategic Income            Seeks high current income. The Fund         SBFM
     Portfolio                             normally invests in fixed income            Subadviser: Smith Barney Global
                                           securities.                                 Capital Management, Inc.

   Equity Index Portfolio-- Class II       Seeks investment results that, before       TIMCO
     Shares                                expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Fundamental Value Portfolio             Seeks long-term capital growth.             SBFM
                                           Current income is a secondary
                                           consideration. The Fund normally
                                           invests in common stocks, and common
                                           stock equivalents of companies,
                                           believed to be undervalued.
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio-- Service      Seeks capital growth. The Fund              Janus Capital Management LLC
     Shares                                normally invests in equity securities       ("Janus Capital")
                                           of mid-sized companies.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund normally
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests in common stocks of
                                           mid-sized companies believed to be
                                           undervalued.

MERRILL LYNCH VARIABLE SERIES FUNDS,
   INC.
   Merrill Lynch Global Allocation         Seeks high total investment return.         Merrill Lynch Investment
     V.I. Fund-- Class III                 The Fund normally invests in a              Managers, L.P. ("MLIM")
                                           portfolio of equity, debt and money
                                           market securities, primarily of
                                           corporate and governmental issuers
                                           located in North and South America,
                                           Europe, Australia and the Far East.

   Merrill Lynch Small Cap Value V.I.      Seeks long-term growth of capital. The      MLIM
     Fund-- Class III                      Fund normally invests in common stocks
                                           of small cap companies and emerging
                                           growth companies believed to be
                                           undervalued.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio--                 Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of real capital and       Company LLC
                                           prudent investment management. The
                                           Fund normally invests in
                                           inflation-indexed bonds of varying
                                           maturities issued by the U.S. and
                                           non-U.S. governments or government
                                           sponsored enterprises.

   Total Return Portfolio--                Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.

PUTNAM VARIABLE TRUST
   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund-- Class IB Shares+               normally invests in common stocks of        ("Putnam")
                                           companies outside the U S.
   Putnam VT Small Cap Value Fund--        Seeks capital appreciation. The Fund        Putnam
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund-- Class I                  Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                           normally invests in common stocks and       ("SBAM")
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund-- Class I                Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Small                                   Cap Growth Fund -- Class I Seeks long
                                           term growth of capital. The SBAM Fund
                                           normally invests in equity securities
                                           of companies with small market
                                           capitalizations.

SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core             Seeks capital appreciation. The Fund        SBFM
     Portfolio                             normally invests in the equity
                                           securities of U.S. companies with
                                           large market capitalizations.

   Smith Barney Premier Selections         Seeks long term capital growth. The         SBFM
     All Cap Growth Portfolio              Fund consists of a Large Cap Growth
                                           segment, Mid Cap Growth segment and
                                           Small Cap Growth segment. All three
                                           segments normally invest in equity
                                           securities. The Large Cap Growth
                                           segment invests in large sized
                                           companies. The Mid Cap Growth segment
                                           invests in medium sized companies. The
                                           Small Cap Growth segment invests in
                                           small sized companies.

SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio--         Seeks long-term growth of capital. The      SBFM
     All Cap Growth and Value              Fund normally invests in equity
                                           securities within all market
                                           capitalization ranges. The Fund
                                           consists of two segments. The All Cap
                                           Growth segment combines the growth
                                           potential of small to medium
                                           companies with the stability of
                                           high-quality large company growth
                                           stocks. The All Cap Value segment
                                           invests in companies whose market
                                           prices are attractive in relation to
                                           their business fundamentals.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Multiple Discipline Portfolio--         Seeks long-term growth of capital           SBFM
     Balanced All Cap Growth and Value     balanced principal preservation. The
                                           Fund normally invests in equity and
                                           fixed-income growth securities. The
                                           Fund consists of three segments. The
                                           All Cap Growth segment combines the
                                           growth potential of small to medium
                                           companies with the stability of
                                           high-quality large company growth
                                           stocks. The All Cap Value segment
                                           invests in companies whose market
                                           prices are attractive in relation to
                                           their business fundamentals. The
                                           Government Securities Management
                                           (7-Year) segment invests in short and
                                           intermediate term U.S. government
                                           securities with an average maturity of
                                           7 years.

   Multiple Discipline Portfolio--         Seeks long-term growth of capital. The      SBFM
     Global All Cap Growth and Value       Fund normally invests in equity
                                           securities. The Fund consists of four
                                           segments. The Large Cap Growth segment
                                           focuses on high-quality stocks with
                                           consistent growth. The Large Cap Value
                                           segment invests in established
                                           undervalued companies. The Mid/Small
                                           Cap Growth segment invests in small
                                           and medium sized companies with strong
                                           fundamentals and earnings growth
                                           potential. The International/ADR
                                           segment seeks to build long-term
                                           well-diversified portfolios with
                                           exceptional risk/reward
                                           characteristics.

   Multiple Discipline Portfolio--         Seeks long-term growth of capital. The      SBFM
     Large Cap Growth and Value            Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations. The Fund
                                           consists of two segments. The Large
                                           Cap Growth segment focuses on
                                           high-quality stocks with consistent
                                           growth. The Large Cap Value segment
                                           invests in established undervalued
                                           companies.

THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                 Seeks reasonable income. The Fund           TAMIC
                                           normally invests in equity securities       Subadviser: Fidelity Management &
                                           with a focus on income producing            Research Company ("FMR")
                                           equities.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Lazard Asset
                                           of non-U.S. domiciled companies             Management
                                           located in developed markets.

   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The         TAMIC
     Portfolio                             Fund normally invests in a diversified      Subadviser: MLIM
                                           portfolio of equity securities of
                                           large cap companies located in the
                                           United States.

   MFS                                     Emerging Growth Portfolio Seeks long
                                           term growth of capital. The TAMIC
                                           Fund normally invests in common stock
                                           Subadviser: Massachusetts and related
                                           securities of emerging Financial
                                           Services ("MFS") growth companies.

   MFS Value Portfolio                     Seeks capital appreciation and              TAMIC
                                           reasonable income. The Fund normally        Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund normally invests in
                                           Subadviser: Pioneer Investment equity
                                           securities that are carefully
                                           Management Inc. selected, reasonably
                                           priced securities.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser: AIM Capital
                                           from new products, services or              Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income consistent        TIA
                                           with preservation of capital. The Fund      Subadviser: Putnam
                                           normally invests in debt securities of
                                           U.S. and foreign governments and
                                           corporations.

   SB Adjustable Rate Income               Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates. The Fund normally
                                           invests in adjustable rate securities.

   Smith Barney Aggressive Growth          Seeks long-term capital appreciation.       SBFM
     Portfolio                             The Fund normally invests in common
                                           stocks of companies that are
                                           experiencing, or are expected to
                                           experience, growth in earnings.

   Smith Barney High Income Portfolio      Seeks high current income.                  SBFM
                                           Secondarily, seeks capital
                                           appreciation. The Fund normally
                                           invests in high yield corporate debt
                                           and preferred stock of U.S. and
                                           foreign issuers.

   Smith Barney Large Capitalization       Seeks long term growth of capital. The      SBFM
     Growth Portfolio                      Fund normally invests in equities, or
                                           similar securities, of companies with
                                           large market capitalizations.

   Smith Barney Mid Cap Core Portfolio     Seeks long-term growth of capital.
                                           The SBFM Fund normally invests in
                                           equities, or similar securities, of
                                           medium sized companies.

   Smith Barney Money Market Portfolio     Seeks to maximize current income SBFM
                                           consistent with preservation of
                                           capital. The Fund seeks to maintain a
                                           stable $1 share price. The Fund
                                           normally invests in high quality U.S.
                                           short-term debt securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in the equity              Subadviser: Fidelity Management &
                                           securities, primarily in common stocks      Research Company ("FMR")
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.

   Travelers Managed Income Portfolio      Seeks high current income consistent        TAMIC
                                           with prudent risk of capital. The Fund
                                           normally invests in U.S. corporate
                                           debt and U.S. government securities.

   Van Kampen Enterprise Portfolio         Seeks capital appreciation. The Fund        TIA
                                           normally invests in common stocks of        Subadviser: Van Kampen Asset
                                           growth companies.                           Management Inc.
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class I       Seeks capital appreciation. The Fund        Van Kampen
     Shares                                normally invests in common stocks of
                                           emerging growth companies.
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth           Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio               Fund normally invests in equity
                                           securities of small cap companies and
                                           related investments.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R)Portfolio-- Service        Seeks long term capital appreciation.       FMR
     Class                                 The Fund normally invests in common
                                           stocks of companies whose value may
                                           not be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio-- Service Class 2     Seeks long term growth of capital. The      FMR
                                           Fund normally invests in common stocks
                                           of companies with medium market
                                           capitalizations.

--------------
 +     Closed to new investors.


                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

       o sales and marketing expenses including commission payments to your sales agent, and

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value, and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

       (1) from the distribution of death proceeds;

       (2) after an annuity payout has begun; or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge is 1.65% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.85% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your remaining benefit base ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below, regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You may elect the benefit at the time you purchase your Contract or, as of February 23, 2004, you may elect to add the benefit to your Contract at any time after your Contract Date. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner. We reserve the right to not offer the benefit in the future.

If you elect the benefit at the time you purchase your Contract, your initial Purchase Payment is used to determine your initial RBB. If you elect to add the benefit to your Contract after your Contract Date, your Contract Value on the date you elect the benefit is used to determine your initial RBB. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after the effective date of your GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after the effective date of your GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted.

Your RBB and AWB will not change unless you make subsequent Purchase Payments, take withdrawals from your Contract, or reset your RBB as described below.

If you make subsequent Purchase Payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent Purchase Payment, plus either 5% or 10% of the subsequent Purchase Payment, depending on when you have taken your first withdrawal.

If you elect the benefit at the time you purchase your Contract, aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

If you elect to add the benefit to your Contract after your Contract Date, the Contract Value on the GMWB effective date plus any subsequent Purchase Payments made after you elect the benefit over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the Contract Value on the GMWB effective date and/or reset plus subsequent cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments if the subsequent Purchase Payments would cause the RBB to be greater than the maximum RBB. We reserve the right to restrict the maximum RBB on resets if the Contract Value on the date of the reset would cause the RBB to be greater that the maximum RBB. Contract Value plus subsequent Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary (or for Contract Owners who elect GMWB after the Contract Date, the "GMWB election anniversary"), including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary (or GMWB election anniversary), including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000 (or for Contract Owners who elect GMWB after the Contract Date, your Contract Value on the GMWB effective date is $100,000), your age is less than 70, and a withdrawal of $10,000 is taken in Contract year two (or GMWB election year two):

-------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                       ASSUMES 15% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                              CONTRACT
                        VALUE             RBB               AWB (5%)          VALUE             RBB               AWB (5%)
-------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------------
CONTRACT DATE (OR
GMWB EFFECTIVE
DATE)                  $100,000        $100,000              $5,000          $100,000        $100,000             $5,000
-------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL,
CONTRACT YEAR (OR
GMWB ELECTION YEAR)
TWO                    $115,000        $100,000              $5,000          $85,000         $100,000             $5,000
-------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER                       $91,304                                               $88,235
WITHDRAWAL,                                                  $4,565                                               $4,412
CONTRACT YEAR (OR                     [100,000 -                                            [100,000 -
GMWB ELECTION YEAR)                    (100,000          [5,000 - (5,000                     (100,000         [5,000 - (5,000
TWO                    $105,000    x10,000/115,000)]    x10,000/115,000)]    $75,000     x10,000/85,000)]    x10,000/85,000)]
-------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $8,696                $435           $10,000          $11,765              $588
-------------------------------------------------------------------------------------------------------------------------------

You may choose to reset your RBB to equal your current Contract Value any time on or after the 5th Contract Date anniversary if you elect the benefit at the time you purchase your Contract (or on or after the 5th GMWB election anniversary). Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your 3rd Contract Date anniversary (or your 3rd GMWB election anniversary), your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your 3rd Contract Year (or after your 3rd GMWB election anniversary), your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a Contract anniversary (or GMWB election anniversary).

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

DEATH PROCEEDS BEFORE THE MATURITY DATE

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

       a) the Contract Value on the Death Report Date

       b) the Adjusted Purchase Payment (as described below)*

       c) the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before age 80 and before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

       a) the Contract Value on the Death Report Date;

       b) the Adjusted Purchase Payment (as described below) *

       c) the Step-Up Value (if any, as described below)

       d) the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

       a)    the Contract Value on the Death Report Date

       b)    the Adjusted Purchase Payment (as described below)*

       c)    the Step-Up Value (if any, as described below)

       d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday

* If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT:

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP UP VALUE:

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE:

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

       (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

       (b) any Purchase Payments made during the previous Contract Year

       (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

       (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

       (b) any Purchase Payments made since the previous Contract Date anniversary

       (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION:

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

       50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000 -- 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000 -- 16,666, or $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the Partial Surrender Reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. THIS PROVISION MUST BE ELECTED AT TIME OF APPLICATION.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE INITIAL CONTRACT VALUE. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              MANDATORY
    BEFORE THE MATURITY DATE,           THE COMPANY WILL PAY                                                 PAYOUT RULES
     UPON THE DEATH OF THE                THE PROCEEDS TO:          UNLESS. . .                                  APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
----------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.
----------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spousal beneficiary            Yes
THE ANNUITANT)                         owner.                       elects to continue the Contract.
----------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the
                                                                    beneficiary may decline to
                                                                    receive the proceeds or to
                                                                    continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    Or, if there is a CONTINGENT
                                                                    ANNUITANT, then the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT
                                                                    and the Contract continues in
                                                                    effect (generally using the
                                                                    original Maturity Date). The
                                                                    proceeds will then be paid upon
                                                                    the death of the CONTINGENT
                                                                    ANNUITANT or owner.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              MANDATORY
    BEFORE THE MATURITY DATE,           THE COMPANY WILL PAY                                                 PAYOUT RULES
     UPON THE DEATH OF THE                THE PROCEEDS TO:          UNLESS. . .                                  APPLY*
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                     ANNUITANT is
                                                                                                              treated as
                                                                                                              death of the
                                                                                                              owner in
                                                                                                              these
                                                                                                              circumstances.)
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------



                               QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              MANDATORY
    BEFORE THE MATURITY DATE,           THE COMPANY WILL PAY                                                 PAYOUT RULES
     UPON THE DEATH OF THE                THE PROCEEDS TO:          UNLESS. . .                                  APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive a distribution.
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

All contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options, as described above. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payment for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002, respectively. Both TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (Separate

Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information. Since the Separate Accounts are newly established, there are no financial statements for this account.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Citigroup Global Market (f/k/a Smith Barney), an affiliate of the Company and TDLLC. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
--------------------------------------------------------------------------------

                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (3/03)...........................................   2003        1.000           1.313                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (3/03)...........................................   2003        1.000           1.195                      --

American Funds Insurance Series
   Global Growth Fund-- Class 2 Shares (3/03)...............   2003        1.000           1.373                      --

   Growth Fund-- Class 2 Shares (3/03)......................   2003        1.000           1.350                  24,218

   Growth-Income Fund-- Class 2 Shares (3/03)...............   2003        1.000           1.321                  35,637

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund-- Class 2 Shares (3/03)..........   2003        1.000           1.398                   2,000

   Mutual Shares Securities Fund-- Class 2 Shares (3/03)....   2003        1.000           1.264                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.444                      --

   Templeton Foreign Securities Fund-- Class 2 Shares (3/03)   2003        1.000           1.407                   1,000

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)............................   2003        1.000           1.224                  15,635

   Diversified Strategic Income Portfolio (3/03)............   2003        1.000           1.077                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Equity Index Portfolio-- Class II Shares (3/03)..........   2003        1.000           1.264                      --

   Fundamental Value Portfolio (3/03).......................   2003        1.000           1.410                   2,008

Janus Aspen Series
   Mid Cap Growth Portfolio-- Service Shares (3/03).........   2003        1.000           1.318                   2,007

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.241                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.256                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund--
   Class III (11/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund--
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio-- Administrative Class (5/03)......   2003        1.000           1.045                      --

   Total Return Portfolio-- Administrative Class (3/03).....   2003        1.000           1.022                   6,058

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)............................................   2003        1.000           1.379                      --

   Putnam VT Small Cap Value Fund-- Class IB Shares (3/03)..   2003        1.000           1.546                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund-- Class I (3/03)............................   2003        1.000           1.406                      --

   Investors Fund-- Class I (3/03)..........................   2003        1.000           1.328                      --

   Small Cap Growth Fund-- Class I (3/03)...................   2003        1.000           1.532                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (3/03).............   2003        1.000           1.216                   1,000

   Smith Barney Premier Selections All Cap Growth
   Portfolio (3/03).........................................   2003        1.000           1.317                   1,000

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2003        1.000           1.286                  28,399

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (3/03).........................................   2003        1.000           1.191                 171,664

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2003        1.000           1.310                   7,252

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (3/03).............................................   2003        1.000           1.269                   2,000

The Travelers Series Trust
   Equity Income Portfolio (3/03)...........................   2003        1.000           1.322                      --

   Large Cap Portfolio (3/03)...............................   2003        1.000           1.226                      --

   Lazard International Stock Portfolio (3/03)..............   2003        1.000           1.326                      --

   Merrill Lynch Large Cap Core Portfolio (3/03)............   2003        1.000           1.215                   5,450

   MFS Emerging Growth Portfolio (3/03).....................   2003        1.000           1.250                  13,181

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.214                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (3/03)................   2003        1.000           1.261                      --

   MFS Total Return Portfolio (3/03)........................   2003        1.000           1.170                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Smith Barney Aggressive Growth Portfolio (3/03)..........   2003        1.000           1.302                  12,641

   Smith Barney High Income Portfolio (3/03)................   2003        1.000           1.186                   1,000

   Smith Barney Large Capitalization Growth Portfolio (3/03)   2003        1.000           1.384                  14,848

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2003        1.000           1.299                   1,014

   Smith Barney Money Market Portfolio (3/03)...............   2003        1.000           0.991                  29,412

   Strategic Equity Portfolio (3/03)........................   2003        1.000           1.272                      --

   Travelers Managed Income Portfolio (3/03)................   2003        1.000           1.044                   1,994

   Van Kampen Enterprise Portfolio (3/03)...................   2003        1.000           1.229                   1,000

Van Kampen Life Investment Trust
   Emerging Growth Portfolio-- Class I Shares (3/03)........   2003        1.000           1.215                   2,000

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (3/03).........................................   2003        1.000           1.439                   1,000

Variable Insurance Products Fund II
   Contrafund(R)Portfolio-- Service Class (3/03)............   2003        1.000           1.289                   2,003

Variable Insurance Products Fund III

   Mid Cap Portfolio-- Service Class 2 (3/03)...............   2003        1.000           1.442                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (3/03)...........................................   2003        1.000           1.305                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (3/03)...........................................   2003        1.000           1.188                      --

American Funds Insurance Series
   Global Growth Fund-- Class 2 Shares (3/03)...............   2003        1.000           1.365                      --

   Growth Fund-- Class 2 Shares (3/03)......................   2003        1.000           1.342                      --

   Growth-Income Fund-- Class 2 Shares (3/03)...............   2003        1.000           1.313                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund-- Class 2 Shares (3/03)..........   2003        1.000           1.389                      --

   Mutual Shares Securities Fund-- Class 2 Shares (3/03)....   2003        1.000           1.256                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.436                      --

   Templeton Foreign Securities Fund-- Class 2 Shares (3/03)   2003        1.000           1.398                      --

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)............................   2003        1.000           1.217                      --

   Diversified Strategic Income Portfolio (3/03)............   2003        1.000           1.071                      --

   Equity Index Portfolio-- Class II Shares (3/03)..........   2003        1.000           1.256                      --

   Fundamental Value Portfolio (3/03).......................   2003        1.000           1.401                      --

Janus Aspen Series
   Mid Cap Growth Portfolio-- Service Shares (3/03).........   2003        1.000           1.309                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.325                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.235                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.250                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund--
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund--
   Class III (11/03)........................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio-- Administrative Class (5/03)......   2003        1.000           1.039                      --

   Total Return Portfolio-- Administrative Class (3/03).....   2003        1.000           1.016                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)............................................   2003        1.000           1.371                      --

   Putnam VT Small Cap Value Fund-- Class IB Shares (3/03)..   2003        1.000           1.536                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund-- Class I (3/03)............................   2003        1.000           1.398                      --

   Investors Fund-- Class I (3/03)..........................   2003        1.000           1.320                      --

   Small Cap Growth Fund-- Class I (3/03)...................   2003        1.000           1.523                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (3/03).............   2003        1.000           1.209                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (3/03).........................................   2003        1.000           1.309                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2003        1.000           1.278                  20,408

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Multiple Discipline Portfolio-- Balanced All Cap Growth     2003        1.000           1.184                 294,612
   and Value (3/03).........................................

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2003        1.000           1.302                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (3/03).............................................   2003        1.000           1.261                      --

The Travelers Series Trust
   Equity Income Portfolio (3/03)...........................   2003        1.000           1.314                      --

   Large Cap Portfolio (3/03)...............................   2003        1.000           1.219                      --

   Lazard International Stock Portfolio (3/03)..............   2003        1.000           1.318                      --

   Merrill Lynch Large Cap Core Portfolio (3/03)............   2003        1.000           1.208                      --

   MFS Emerging Growth Portfolio (3/03).....................   2003        1.000           1.242                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.207                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (3/03)................   2003        1.000           1.253                      --

   MFS Total Return Portfolio (3/03)........................   2003        1.000           1.163                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.996                      --

   Smith Barney Aggressive Growth Portfolio (3/03)..........   2003        1.000           1.294                      --

   Smith Barney High Income Portfolio (3/03)................   2003        1.000           1.178                      --

   Smith Barney Large Capitalization Growth Portfolio (3/03)   2003        1.000           1.376                      --

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2003        1.000           1.291                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Smith Barney Money Market Portfolio (3/03)...............   2003        1.000           0.985                      --

   Strategic Equity Portfolio (3/03)........................   2003        1.000           1.264                      --

   Travelers Managed Income Portfolio (3/03)................   2003        1.000           1.037                      --

   Van Kampen Enterprise Portfolio (3/03)...................   2003        1.000           1.222                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio-- Class I Shares (3/03)........   2003        1.000           1.208                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (3/03).........................................   2003        1.000           1.430                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio-- Service Class (3/03)............   2003        1.000           1.281                      --

Variable Insurance Products Fund III

   Mid Cap Portfolio-- Service Class 2 (3/03)...............   2003        1.000           1.434                      --


                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX B
--------------------------------------------------------------------------------

                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (4/03)...........................................   2003        1.000           1.313                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)...........................................   2003        1.000           1.195                      --

American Funds Insurance Series

   Global Growth Fund-- Class 2 Shares (4/03)...............   2003        1.000           1.373                 299,589

   Growth Fund-- Class 2 Shares (3/03)......................   2003        1.000           1.350                 504,328

   Growth-Income Fund-- Class 2 Shares (3/03)...............   2003        1.000           1.321                 625,264

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund-- Class 2 Shares (4/03)..........   2003        1.000           1.398                  76,045

   Mutual Shares Securities Fund-- Class 2 Shares (4/03)....   2003        1.000           1.264                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.444                  90,090

   Templeton Foreign Securities Fund-- Class 2 Shares (5/03)   2003        1.000           1.407                 121,178

Greenwich Street Series Fund
   Appreciation Portfolio (4/03)............................   2003        1.000           1.224                  71,023

   Diversified Strategic Income Portfolio (4/03)............   2003        1.000           1.077                 664,067

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Equity Index Portfolio-- Class II Shares (5/03)..........   2003        1.000           1.264                  40,091

   Fundamental Value Portfolio (3/03).......................   2003        1.000           1.410                 196,716

Janus Aspen Series
   Mid Cap Growth Portfolio-- Service Shares (3/03).........   2003        1.000           1.318                  70,642

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.241                   4,911

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.256                 166,385

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund--
   Class III (12/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund--
   Class III (12/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio-- Administrative Class (5/03)......   2003        1.000           1.045                 548,984

   Total Return Portfolio-- Administrative Class (3/03).....   2003        1.000           1.022                 395,456

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)............................................   2003        1.000           1.379                  11,655

   Putnam VT Small Cap Value Fund-- Class IB Shares (4/03)..   2003        1.000           1.546                  29,737

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund-- Class I (3/03)............................   2003        1.000           1.406                   9,776

   Investors Fund-- Class I (3/03)..........................   2003        1.000           1.328                  16,418

   Small Cap Growth Fund-- Class I (5/03)...................   2003        1.000           1.532                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/03).............   2003        1.000           1.216                   7,907

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/03).........................................   2003        1.000           1.317                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2003        1.000           1.286                 774,888

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (4/03).........................................   2003        1.000           1.191                 170,815

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2003        1.000           1.310                  85,272

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (4/03).............................................   2003        1.000           1.269                  28,462

The Travelers Series Trust
   Equity Income Portfolio (3/03)...........................   2003        1.000           1.322                  47,301

   Large Cap Portfolio (7/03)...............................   2003        1.000           1.226                      --

   Lazard International Stock Portfolio (5/03)..............   2003        1.000           1.326                      --

   Merrill Lynch Large Cap Core Portfolio (4/03)............   2003        1.000           1.215                      --

   MFS Emerging Growth Portfolio (6/03).....................   2003        1.000           1.250                  30,710

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.214                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)................   2003        1.000           1.261                  32,017

   MFS Total Return Portfolio (3/03)........................   2003        1.000           1.170                 586,917

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Smith Barney Aggressive Growth Portfolio (4/03)..........   2003        1.000           1.302                 337,891

   Smith Barney High Income Portfolio (3/03)................   2003        1.000           1.186               1,457,539

   Smith Barney Large Capitalization Growth Portfolio (5/03)   2003        1.000           1.384                  96,688

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2003        1.000           1.299                      --

   Smith Barney Money Market Portfolio (3/03)...............   2003        1.000           0.991                 295,928

   Strategic Equity Portfolio (5/03)........................   2003        1.000           1.272                  32,496

   Travelers Managed Income Portfolio (3/03)................   2003        1.000           1.044                 148,736

   Van Kampen Enterprise Portfolio (7/03)...................   2003        1.000           1.229                  32,411

Van Kampen Life Investment Trust
   Emerging Growth Portfolio-- Class I Shares (5/03)........   2003        1.000           1.215                  65,600

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (8/03).........................................   2003        1.000           1.439                   3,841

Variable Insurance Products Fund II
   Contrafund(R)Portfolio-- Service Class (3/03)............   2003        1.000           1.289                  27,047

Variable Insurance Products Fund III
   Mid Cap Portfolio-- Service Class 2 (3/03)...............   2003        1.000           1.442                  30,351

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (4/03)...........................................   2003        1.000           1.305                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)...........................................   2003        1.000           1.188                      --

American Funds Insurance Series
   Global Growth Fund-- Class 2 Shares (4/03)...............   2003        1.000           1.365                  28,454

   Growth Fund-- Class 2 Shares (3/03)......................   2003        1.000           1.342                 213,259

   Growth-Income Fund-- Class 2 Shares (3/03)...............   2003        1.000           1.313                 284,259

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund-- Class 2 Shares (4/03)..........   2003        1.000           1.389                 103,605

   Mutual Shares Securities Fund-- Class 2 Shares (4/03)....   2003        1.000           1.256                  46,060

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.436                   7,622

   Templeton Foreign Securities Fund-- Class 2 Shares (5/03)   2003        1.000           1.398                 103,046

Greenwich Street Series Fund
   Appreciation Portfolio (4/03)............................   2003        1.000           1.217                  61,742

   Diversified Strategic Income Portfolio (4/03)............   2003        1.000           1.071                      --

   Equity Index Portfolio-- Class II Shares (5/03)..........   2003        1.000           1.256                      --

   Fundamental Value Portfolio (3/03).......................   2003        1.000           1.401                  76,576

Janus Aspen Series
   Mid Cap Growth Portfolio-- Service Shares (3/03).........   2003        1.000           1.309                   7,122

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.325                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.235                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.250                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund--
   Class III (12/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund--
   Class III (12/03)........................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio-- Administrative Class (5/03)......   2003        1.000           1.039                      --

   Total Return Portfolio-- Administrative Class (3/03).....   2003        1.000           1.016                 211,805

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)............................................   2003        1.000           1.371                   4,592

   Putnam VT Small Cap Value Fund-- Class IB Shares (4/03)..   2003        1.000           1.536                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund-- Class I (3/03)............................   2003        1.000           1.398                   7,535

   Investors Fund-- Class I (3/03)..........................   2003        1.000           1.320                   4,204

   Small Cap Growth Fund-- Class I (5/03)...................   2003        1.000           1.523                   5,421

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/03).............   2003        1.000           1.209                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/03).........................................   2003        1.000           1.309                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2003        1.000           1.278                 301,922

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Multiple Discipline Portfolio-- Balanced All Cap Growth
   and Value (4/03).........................................   2003        1.000           1.184                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2003        1.000           1.302                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (4/03).............................................   2003        1.000           1.261                 103,223

The Travelers Series Trust
   Equity Income Portfolio (3/03)...........................   2003        1.000           1.314                   4,973

   Large Cap Portfolio (7/03)...............................   2003        1.000           1.219                  25,838

   Lazard International Stock Portfolio (5/03)..............   2003        1.000           1.318                  12,320

   Merrill Lynch Large Cap Core Portfolio (4/03)............   2003        1.000           1.208                      --

   MFS Emerging Growth Portfolio (6/03).....................   2003        1.000           1.242                  10,551

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.207                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)................   2003        1.000           1.253                      --

   MFS Total Return Portfolio (3/03)........................   2003        1.000           1.163                   8,981

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.996                      --

   Smith Barney Aggressive Growth Portfolio (4/03)..........   2003        1.000           1.294                 167,057

   Smith Barney High Income Portfolio (3/03)................   2003        1.000           1.178                  13,312

   Smith Barney Large Capitalization Growth Portfolio (5/03)   2003        1.000           1.376                  44,935

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2003        1.000           1.291                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Smith Barney Money Market Portfolio (3/03)...............   2003        1.000           0.985                      --

   Strategic Equity Portfolio (5/03)........................   2003        1.000           1.264                      --

   Travelers Managed Income Portfolio (3/03)................   2003        1.000           1.037                      --

   Van Kampen Enterprise Portfolio (7/03)...................   2003        1.000           1.222                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio-- Class I Shares (5/03)........   2003        1.000           1.208                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (8/03).........................................   2003        1.000           1.430                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio-- Service Class (3/03).............   2003        1.000           1.281                  33,217

Variable Insurance Products Fund III
   Mid Cap Portfolio-- Service Class 2 (3/03)...............   2003        1.000           1.434                  15,148


                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                   The Insurance Company
                   Principal Underwriter
                   Distribution and Principal Underwriting Agreement Valuation of Assets
                   Federal Tax Considerations
                   Independent Accountants
                   Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19948S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19949S.

--------------------------------------------------------------------------------

Name:       --------------------------------------------------------------------

Address:    --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

L-19949                                                              May 3, 2004

                 PORTFOLIO ARCHITECT ACCESS ANNUITY PROSPECTUS:
                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

This prospectus describes PORTFOLIO ARCHITECT ACCESS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." Your premium ("Purchase Payments") accumulates on a variable basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                             PIMCO VARIABLE INSURANCE TRUST
High Yield Bond Trust                                                    Real Return Portfolio -- Administrative Class
Managed Assets Trust                                                     Total Return Portfolio -- Administrative Class
Money Market Portfolio                                                PUTNAM VARIABLE TRUST
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                     Putnam VT Small Cap Value Fund -- Class IB Shares
   AllianceBernstein Premier Growth Portfolio -- Class B(1)           SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
AMERICAN FUNDS INSURANCE SERIES                                          All Cap Fund -- Class I(5)
   Global Growth Fund -- Class 2 Shares                                  Investors Fund -- Class I
   Growth Fund -- Class 2                                                Shares Large Cap Growth Fund -- Class I
   Growth-Income Fund -- Class 2 Shares                                  Small Cap Growth Fund -- Class I
DELAWARE VIP TRUST                                                    THE TRAVELERS SERIES TRUST
   Delaware VIP REIT Series -- Standard Class                            Convertible Securities Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                         Disciplined Mid Cap Stock Portfolio
   Dreyfus Variable Investment Fund -- Appreciation Portfolio --         Equity Income Portfolio
     Initial Shares                                                      Federated High Yield Portfolio
   Dreyfus Variable Investment Fund -- Developing Leaders                Federated Stock Portfolio
     Portfolio -- Initial Shares(2)                                      Large Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                     Lazard International Stock
   Portfolio Mutual Shares Securities Fund -- Class 2 Shares             Merrill Lynch Large Cap Core Portfolio(6)
   Templeton Developing Markets Securities Fund -- Class 2 Shares        MFS Emerging Growth Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares                   MFS Mid Cap Growth Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares                    MFS Value Portfolio
GREENWICH STREET SERIES FUND                                             Pioneer Fund Portfolio(7)
   Equity Index Portfolio -- Class II Shares                             Social Awareness Stock Portfolio
   Salomon Brothers Variable Aggressive Growth Fund -- Class I           Travelers Quality Bond Portfolio
     Shares(3)                                                           U.S. Government Securities Portfolio
   Salomon Brothers Variable Growth & Income Fund -- Class I           TRAVELERS SERIES FUND INC.
     Shares                                                              AIM Capital Appreciation Portfolio
JANUS ASPEN SERIES                                                       MFS Total Return Portfolio
   Global Technology Portfolio -- Service Shares                         Pioneer Strategic Income Portfolio(8)
LAZARD RETIREMENT SERIES, INC.                                           SB Adjustable Rate Income Portfolio Smith Barney
   Lazard Retirement Small Cap Portfolio                                   Class
LORD ABBETT SERIES FUND, INC.                                            Strategic Equity Portfolio(9)
   Growth and Income Portfolio                                        VAN KAMPEN LIFE INVESTMENT TRUST
   Mid-Cap Value Portfolio                                               Comstock Portfolio Class II Shares
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                             VARIABLE INSURANCE PRODUCTS FUND II
   Merrill Lynch Global Allocation V.I. Fund -- Class III                 Contrafund(R)Portfolio -- Service Class 2
   Merrill Lynch Small Cap Value V.I. Fund -- Class III               VARIABLE INSURANCE PRODUCTS FUND III
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                       Dynamic Capital Appreciation Portfolio -- Service
   Oppenheimer Main Street Fund/VA -- Service Shares(4)                    Class 2
                                                                         Mid Cap Portfolio -- Service Class 2


--------------

(1) Formerly Premier Growth Portfolio -- Class B                      (5)Formerly Capital Fund -- Class I
(2) Formerly Small Cap Portfolio -- Initial Shares                    (6)Formerly MFS Research Portfolio
(3) Formerly Salomon Brothers Variable Emerging Growth                (7)Formerly Utilities Portfolio Shares
      Fund -- Class I                                                 (8)Formerly Putnam Diversified Income Portfolio
(4) Formerly Oppenheimer Main Street Growth & Income Fund/VA --       (9)Formerly Alliance Growth Portfolio
      Service Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix A for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 3, 2004

                                TABLE OF CONTENTS

Glossary..............................................   3     Payment Options.......................................  34
Summary...............................................   5        Election of Options................................  34
Fee Table.............................................   8        Annuity Options....................................  35
Condensed Financial Information.......................  14        Variable Liquidity Benefit ........................  35
The Annuity Contract..................................  14     Miscellaneous Contract Provisions.....................  35
   Contract Owner Inquiries...........................  15        Right to Return....................................  35
   Purchase Payments..................................  15        Termination........................................  36
   Accumulation Units.................................  15        Required Reports...................................  36
   The Variable Funding Options.......................  15        Suspension of Payments.............................  36
Charges and Deductions................................  21     The Separate Accounts.................................  36
   General............................................  21        Performance Information............................  37
   Transfer Charge....................................  22     Federal Tax Considerations............................  37
   Administrative Charges.............................  22        General Taxation of Annuities......................  37
   Mortality and Expense Risk Charge..................  22        Types of Contracts: Qualified and Non-qualified....  37
   Guaranteed Minimum Withdrawal Benefit Charge.......  22        Qualified Annuity Contracts........................  37
   Enhanced Stepped-Up Provision Charge...............  22          Taxation of Qualified Annuity Contracts..........  38
   Variable Funding Option Expenses...................  23          Mandatory Distributions for Qualified Plans......  38
   Premium Tax........................................  23        Non-qualified Annuity Contracts....................  38
   Changes in Taxes Based upon Premium or Value.......  23          Diversification Requirements for
Transfers.............................................  23            Variable Annuities.............................  39
   Dollar Cost Averaging..............................  24          Ownership of the Investments.....................  39
Access to Your Money..................................  24          Taxation of Death Benefit Proceeds...............  39
   Guaranteed Minimum Withdrawal Benefit..............  25        Other Tax Considerations...........................  39
   Systematic Withdrawals.............................  26          Treatment of Charges for Optional Benefits.......  39
Ownership Provisions..................................  27          Penalty Tax for Premature Distribution...........  40
   Types of Ownership.................................  27          Puerto Rico Tax Considerations...................  40
     Contract Owner...................................  27          Non-Resident Aliens..............................  40
     Beneficiary......................................  27     Other Information.....................................  40
     Annuitant........................................  27        The Insurance Companies............................  40
Death Benefit.........................................  28        Financial Statements...............................  40
   Death Proceeds before the Maturity Date............  28        Distribution of Variable Annuity Contracts.........  41
   Enhanced Stepped-Up Provision......................  30        Conformity with State and Federal Laws.............  42
   Payment of Proceeds................................  30        Voting Rights......................................  42
   Spousal Contract Continuance.......................  32        Restrictions on Financial Transactions.............  42
   Beneficiary Contract Continuance...................  32        Legal Proceedings and Opinions.....................  42
   Death Proceeds after the Maturity Date.............  33     Appendix A: Condensed Financial Information
The Annuity Period....................................  33        for The Travelers Separate Account 2002............ A-1
   Maturity Date......................................  33     Appendix B: Condensed Financial Information
   Allocation of Annuity..............................  33        for The Travelers Separate Account 2002............ B-1
   Variable Annuity...................................  34     Appendix C: Contents of the Statement of
   Fixed Annuity......................................  34        Additional Information............................. C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                       PORTFOLIO ARCHITECT ACCESS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors TIC Variable Annuity Separate Account 2002. The Travelers Life and Annuity Company sponsors TLAC Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either TIC Variable Annuity Separate Account 2002 or TLAC Variable Annuity Separate Account 2002, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.

We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E at an annual rate of 1.55% for the Standard Death Benefit, and 1.75% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       TRANSFER CHARGE............................................. $10(1)
       (assessed on transfers that exceed 12 per year)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................... $30(2)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.55% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                             STANDARD DEATH BENEFIT            ENHANCED DEATH BENEFIT
                                                           --------------------------       ----------------------------
Mortality and Expense Risk Charge.....................                1.55%                             1.75%
Administrative Expense Charge.........................                0.15%                             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
OPTIONAL FEATURES SELECTED............................                1.70%                             1.90%
Optional E.S.P. Charge................................                0.20%                             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
ONLY SELECTED.........................................                1.90%                             2.10%
Maximum Optional GMWB Charge..........................                1.00%(3)                          1.00%(3)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB ONLY
SELECTED..............................................                2.70%                             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB SELECTED.........................................                2.90%                             3.10%

--------------
(1) We do not currently assess the transfer charge.
(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
(3) The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                  MINIMUM                 MAXIMUM
--------------------------------------------------------     -------------------     ------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               0.42%                   4.73%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE     NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL       WAIVER          ANNUAL
                                 MANAGEMENT      (12b-1)         OTHER     OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                     FEE           FEES        EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES
-----------------------------   ------------------------------------------------------- -------------------------------
Capital Appreciation Fund.....      0.75%           --           0.07%       0.82%            --              0.82%(1)
High Yield Bond Trust.........      0.52%           --           0.13%       0.65%            --              0.65%(2)
Managed Assets Trust..........      0.50%           --           0.09%       0.59%            --              0.59%(1)
Money Market Portfolio........      0.32%           --           0.10%       0.42%            --              0.42%(3)
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC.
   AllianceBernstein Premier
     Growth Portfolio --
     Class B*.................      1.00%          0.25%         0.05%       1.30%            --               -- (4)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund -- Class
     2 Shares*................      0.66%          0.25%         0.04%       0.95%            --              0.95%
   Growth Fund -- Class 2
     Shares*..................      0.37%          0.25%         0.02%       0.64%            --              0.64%
   Growth-Income Fund --
     Class 2 Shares*..........      0.33%          0.25%         0.01%       0.59%           0.00%            0.59%
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class...........      0.75%           --           0.11%       0.86%            --              0.86%(5)
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio --
     Initial Shares...........      0.75%           --           0.05%       0.80%            --              0.80%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares...................      0.75%           --           0.07%       0.82%            --              0.82%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund -- Class 2 Shares*..      0.60%          0.25%         0.20%       1.05%            --              1.05%(6)
   Templeton Developing
     Markets Securities Fund
    -- Class 2 Shares*........      1.25%          0.25%         0.30%       1.80%            --              1.80%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*................      0.69%          0.25%         0.22%       1.16%           0.04%            1.12%(7)
   Templeton Growth
     Securities Fund -- Class
     2 Shares*................      0.81%          0.25%         0.07%       1.13%            --              1.13%(8)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE     NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL       WAIVER          ANNUAL
                                 MANAGEMENT      (12b-1)         OTHER     OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                     FEE           FEES        EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES
-----------------------------   ------------------------------------------------------- -------------------------------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class II Shares*.........      0.31%          0.25%         0.04%       0.60%            --              0.60%
   Salomon Brothers Variable
     Aggressive Growth Fund --
     Class I Shares...........      0.95%           --           0.61%       1.56%            --              1.56%
   Salomon Brothers Variable
     Growth & Income Fund --
     Class I Shares...........      0.65%           --           0.62%       1.27%            --              1.27%
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*+.........      0.65%          0.25%         0.02%       0.92%            --              0.92%
   Global Life Sciences
     Portfolio -- Service
     Shares*+.................      0.65%          0.25%         0.32%       1.22%            --              1.22%
   Global Technology
     Portfolio -- Service
     Shares*..................      0.65%          0.25%         0.20%       1.10%            --              1.10%
   Worldwide Growth Portfolio
    -- Service Shares*+.......      0.65%          0.25%         0.06%       0.96%            --              0.96%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*...........      0.75%          0.25%         0.42%       1.42%           0.17%            1.25%(9)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio      0.50%           --           0.35%       0.85%            --              0.85%
   Mid-Cap Value Portfolio....      0.75%           --           0.33%       1.08%            --              1.08%
MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund --
     Class III*...............      0.65%          0.25%         0.18%       1.08%            --              1.08%
   Merrill Lynch Small Cap
     Value V.I. Fund -- Class
     III*.....................      0.75%          0.25%         0.08%       1.08%            --              1.08%
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Main Street
     Fund/V A -- Service Shares*    0.68%          0.25%         0.03%       0.96%            --              0.96%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.26%       0.66%           0.01%            0.65%(10)
   Total Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.26%       0.66%           0.01%            0.65%(11)
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+.................      0.77%          0.25%         0.22%       1.24%            --              1.24%(12)
   Putnam VT Small Cap Value
     Fund-- Class IB Shares*..      0.80%          0.25%         0.12%       1.17%            --              1.17%(12)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I....      0.85%           --           0.13%       0.98%            --              0.98%
   Investors Fund -- Class I..      0.70%           --           0.12%       0.82%            --              0.82%
   Large Cap Growth Fund --
     Class I..................      0.75%           --           3.98%       4.73%            --                --(23)
   Small Cap Growth Fund --
     Class I..................      0.75%           --           0.51%       1.26%            --              1.26%

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE     NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL       WAIVER          ANNUAL
                                 MANAGEMENT      (12b-1)         OTHER     OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                     FEE           FEES        EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES
-----------------------------   ------------------------------------------------------- -------------------------------
THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio................      0.60%           --           0.18%       0.78%            --              0.78%(13)
   Disciplined Mid Cap Stock
     Portfolio................      0.70%           --           0.12%       0.82%            --              0.82%(15)
   Equity Income Portfolio....      0.75%           --           0.12%       0.87%            --              0.87%(15)
   Federated High Yield
     Portfolio................      0.65%           --           0.25%       0.90%            --              0.90%(15)
   Federated Stock Portfolio..      0.63%           --           0.29%       0.92%            --              0.92%(15)
   Large Cap Portfolio........      0.75%           --           0.11%       0.86%            --              0.86%(15)
   Lazard International Stock
     Portfolio................      0.83%           --           0.17%       1.00%            --              1.00%(1)
   Merrill Lynch Large Cap
     Core Portfolio...........      0.80%           --           0.19%       0.99%            --              0.99%(14)
   MFS Emerging Growth
     Portfolio................      0.75%           --           0.14%       0.89%            --              0.89%(15)
   MFS Mid Cap Growth
     Portfolio................      0.80%           --           0.12%       0.92%            --              0.92%(14)
   MFS Value Portfolio........      0.75%           --           0.33%       1.08%            --                --(14)
   Pioneer Fund Portfolio.....      0.72%           --           0.40%       1.12%            --              1.12%(16)
   Social Awareness Stock
     Portfolio................      0.62%           --           0.16%       0.78%            --              0.78%(1)
   Travelers Quality Bond
     Portfolio................      0.32%           --           0.11%       0.43%            --              0.43%(17)
   U.S. Government Securities
     Portfolio................      0.32%           --           0.10%       0.42%            --              0.42%(1)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................      0.80%           --           0.05%       0.85%            --              0.85%
   MFS Total Return Portfolio.      0.80%           --           0.02%       0.82%            --              0.82%
   Pioneer Strategic Income
     Portfolio................      0.75%           --           0.25%       1.00%            --              1.00%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*...................      0.60%          0.25%         3.87%       4.72%           3.72%            1.00%(18)
   Strategic Equity Portfolio.      0.80%           --           0.04%       0.84%            --              0.84%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II Shares*...............      0.60%          0.25%         0.05%       0.90%            --              0.90%
   Enterprise Portfolio Class
     II Shares*+..............      0.50%          0.25%         0.14%       0.89%            --                --(19)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class 2*.........      0.58%          0.25%         0.10%       0.93%            --                --(20)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Dynamic Capital
     Appreciation Portfolio --
     Service Class 2*.........      0.58%          0.25%         1.27%       2.10%            --                --(21)
   Mid Cap Portfolio --
     Service Class 2*.........      0.58%          0.25%         0.12%       0.95%            --                --(22)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 +     Closed to new investors.

NOTES

 (1) Fund has a voluntary waiver of 1.25%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (3) Fund has a voluntary waiver of 0.40%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (4) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

 (5) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

 (6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (7) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

 (8) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (9) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

 (10) "Other Expenses" reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

 (11) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (12) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

 (13) Fund has a voluntary waiver of 0.80%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (14) Fund has a voluntary waiver of 1.00%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (15) Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (16) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (17) Fund has a voluntary waiver of 0.75%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (18) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

 (19) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

 (20) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

 (21) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.15%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discontinued by the fund's manager at any time.

 (22) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

 (23) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                           VOLUNTARY FEE
                                                                           WAIVER AND/OR
                                                                              EXPENSE                NET TOTAL ANNUAL
       FUNDING OPTION                                                      REIMBURSEMENT            OPERATING EXPENSES
       --------------                                                   --------------------      ----------------------
       Large Cap Growth Fund -- Class I...........................             3.73%                      1.00%
       MFS Value Portfolio........................................             0.08%                      1.00%
       Enterprise Portfolio Class II Shares.......................             0.04%                      0.85%
       Contrafund(R)Portfolio -- Service Class 2..................             0.03%                      0.90%
       Dynamic Capital Appreciation Portfolio-- Service Class 2...             0.95%                      1.15%
       Mid Cap Portfolio -- Service Class 2.......................             0.02%                      0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN**
                                          -------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                            ------    -------   -------  --------    --------  -------   -------   ---------
Underlying Fund with Maximum Total          773      2253      3651      6812        773       2253     3651       6812
Annual Operating Expenses..............
Underlying Fund with Minimum Total
Annual Operating Expenses..............     356      1083      1831      3801        356       1083     1831       3801

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN**
                                          -------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                            ------    -------   -------  --------    --------  -------   -------   ---------
Underlying Fund with Maximum Total          716       2100      3423      6479        716       2100     3423       6479
Annual Operating Expenses.............
Underlying Fund with Minimum Total
Annual Operating Expenses.............      296       907       1543      3252        296       907      1543       3252

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Portfolio Architect Access Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                      MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
              DEATH BENEFIT/OPTIONAL FEATURE                   ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------    -------------------------------------------------------
      Standard Death Benefit                                                 85
      Enhanced Death Benefit                                                 75
      Enhanced Stepped-Up Provision (E.S.P)                                  75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

                                                         INVESTMENT                                INVESTMENT
            FUNDING OPTION                                OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund           Travelers Asset Management
                                           normally invests in equity securities       International Company LLC
                                           of issuers of any size and in any           ("TAMIC")
                                           industry.                                   Subadviser: Janus Capital Corp.

High Yield Bond Trust                      Seeks high current income. The Fund         TAMIC
                                           normally invests in below
                                           investment-grade bonds and debt
                                           securities.

Managed Assets Trust                       Seeks high total return. The Fund           TAMIC
                                           normally invests in equities,               Subadviser: Travelers Investment
                                           convertible and fixed-income                Management Company ("TIMCO")
                                           securities. The Fund's policy is to
                                           allocate investments among asset
                                           classes.

Money Market Portfolio                     Seeks high current return with              TAMIC
                                           preservation of capital and liquidity.
                                           The Fund normally invests in
                                           high-quality short term money market
                                           instruments.
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund           Alliance Capital Management L.P.
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.

                                                         INVESTMENT                                INVESTMENT
            FUNDING OPTION                                OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares    Seeks capital appreciation. The Fund        Capital Research and Management
                                           normally invests in common stocks of        Co. ("CRM")
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2 Shares    Seeks capital appreciation and income.      CRM
                                           The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term          Delaware Management Company
     Standard Class                        total return with capital appreciation      ("Delaware")
                                           as a secondary objective. The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders
                                           (REITS).
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --     Seeks long term capital growth              The Dreyfus Corporation
     Appreciation Portfolio -- Initial     consistent with the preservation of         ("Dreyfus")
     Shares                                capital. Current income is a secondary      Subadviser: Fayez Sarofim & Co.
                                           objective. The Fund normally invests
                                           in common stocks of established
                                           companies.

   Dreyfus Variable Investment Fund --     Seeks to maximize capital                   Dreyfus
     Developing Leaders Portfolio --       appreciation. The Fund normally
     Initial Shares                        invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in equity securities
                                           of companies believed to be
                                           undervalued.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests in the
                                           investments of emerging market
                                           countries, primarily equity securities.

   Templeton Foreign Securities Fund       Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
    -- Class 2 Shares                      Fund normally invests in investments,
                                           primarily equity securities, of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

   Templeton Growth Securities Fund --     Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                        Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.

                                                         INVESTMENT                                INVESTMENT
            FUNDING OPTION                                OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II      Seeks investment results that, before       TIMCO
     Shares                                expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Salomon Brothers Variable               Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
     Aggressive Growth Fund -- Class I     normally invests in common stocks of        ("SBAM")
     Shares                                companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500. The Fund may
                                           invest in the securities of large,
                                           well-known companies, but a
                                           significant portion of Fund assets
                                           may also be invested in small to
                                           medium sized companies.

   Salomon Brothers Variable Growth &      Seeks income and long-term capital          SBAM
     Income Fund -- Class I Shares         growth. The Fund normally invests in
                                           equity securities that provide
                                           dividend or interest income and it
                                           also invests in non-income producing
                                           stocks for potential appreciation in
                                           value.
JANUS ASPEN SERIES
   Balanced Portfolio -- Service           Seeks long term capital growth,             Janus Capital
     Shares+                               consistent with preservation of
                                           capital and balanced by current
                                           income. The Fund normally invests in
                                           common stocks selected for their
                                           growth potential and other securities
                                           selected for their income potential.

   Global Life Sciences Portfolio --       Seeks long-term growth of capital. The      Janus Capital
     Service Shares+                       Fund normally invests in securities of
                                           companies with a life science (e.g.
                                           health, personal care,
                                           pharmaceuticals) orientation.

   Global Technology Portfolio --          Seeks long-term growth of capital. The      Janus Capital
     Service Shares                        Fund normally invests in securities of
                                           companies that are expected to benefit
                                           from advances or improvements in
                                           technology.

   Worldwide Growth Portfolio --           Seeks growth of capital in a manner         Janus Capital
     Service Shares+                       consistent with the preservation of
                                           capital. The Fund normally invests in
                                           the common stocks of companies of any
                                           size throughout the world.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund normally
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests in common stocks of
                                           mid-sized companies believed to be
                                           undervalued.

                                                         INVESTMENT                                INVESTMENT
            FUNDING OPTION                                OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS,
   INC.
   Merrill Lynch Global Allocation         Seeks high total investment return.         Merrill Lynch Investment
     V.I. Fund -- Class III                The Fund normally invests in a              Managers, L.P.
                                           portfolio of equity, debt and money         ("MLIM")
                                           market securities, primarily of
                                           corporate and governmental issuers
                                           located in North and South America,
                                           Europe, Australia and the Far East.

   Merrill Lynch Small Cap Value V.I.      Seeks long-term growth of capital. The      MLIM
     Fund -- Class III                     Fund normally invests in common stocks
                                           of small cap companies and emerging
                                           growth companies believed to be
                                           undervalued.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --      Seeks high total return. The Fund           OppenheimerFunds, Inc.
     Service Shares                        normally invests in common stocks of
                                           U.S. companies and it may invest in
                                           debt securities, as well.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of real capital and       Company LLC
                                           prudent investment management. The
                                           Fund normally invests in
                                           inflation-indexed bonds of varying
                                           maturities issued by the U.S. and
                                           non-U.S. governments or government
                                           sponsored enterprises.

   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+              normally invests in common stocks of        ("Putnam")
                                           companies outside the U S.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund        SBAM
                                           normally invests in common stocks and
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Large Cap Growth Fund -- Class I        Seeks long-term growth of capital.          SBAM
                                           The Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations.

   Small Cap Growth Fund -- Class I        Seeks long term growth of capital.          SBAM
                                           The Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.

THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio        Seeks current income and capital            TAMIC
                                           appreciation. The Fund normally
                                           invests in convertible securities.

   Disciplined Mid Cap Stock Portfolio     Seeks growth of capital. The Fund           TAMIC
                                           normally invests in the equity              Subadviser: TIMCO
                                           securities of companies with mid-size
                                           market capitalizations.

   Equity Income Portfolio                 Seeks reasonable income. The Fund           TAMIC
                                           normally invests in equity securities       Subadviser: Fidelity Management &
                                           with a focus on income producing            Research Company ("FMR")
                                           equities.

   Federated High Yield Portfolio          Seeks high current income. The Fund         TAMIC
                                           normally invests in below                   Subadviser: Federated Investment
                                           investment-grade bonds and debt             Management Company (`Federated")
                                           securities.

   Federated Stock Portfolio               Seeks growth of income and capital.         TAMIC
                                           The Fund normally invests in equity         Subadviser: Federated Equity
                                           securities that are selected on the         Management Company of Pennsylvania
                                           basis of traditional research
                                           techniques.

                                                         INVESTMENT                                INVESTMENT
            FUNDING OPTION                                OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Lazard Asset
                                           of non-U.S. domiciled companies             Management
                                           located in developed markets.

   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The         TAMIC
     Portfolio                             Fund normally invests in a diversified      Subadviser: MLIM
                                           portfolio of equity securities of
                                           large cap companies located in the
                                           United States.
                                           Services ("MFS")

   MFS Emerging Growth Portfolio           Seeks long term growth of capital.          TAMIC
                                           The Fund normally invests in common         Subadviser: Massachusetts Financial
                                           stock and related securities of emerging    Services
                                           growth companies.                           ("MFS")

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization that are
                                           believed to have above average growth
                                           potential.

   MFS Value Portfolio                     Seeks capital appreciation and              TAMIC
                                           reasonable income. The Fund normally        Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund normally invests in        Subadviser: Pioneer Investment
                                           equity securities that are carefully        Management Inc.
                                           selected, reasonably priced securities.

   Social Awareness Stock Portfolio        Seeks long term capital appreciation        Smith Barney Fund Management LLC
                                           and retention of net investment             ("SBFM")
                                           income. The Fund normally invests in
                                           equity securities. The Fund seeks
                                           companies that meet certain
                                           investment criteria and social
                                           criteria.

   Travelers Quality Bond Portfolio        Seeks current income and total return        TAMIC
                                           with moderate capital volatility. The
                                           Fund normally invests in
                                           investment-grade bonds and debt
                                           securities.

   U.S. Government Securities              Seeks current income, total return and      TAMIC
     Portfolio                             high credit quality. The Fund normally
                                           invests in securities issued or
                                           guaranteed by the U.S. Government, its
                                           agencies or instrumentalities.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser: AIM Capital
                                           from new products, services or              Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income consistent        TIA
                                           with preservation of capital. The Fund      Subadviser: Putnam
                                           normally invests in debt securities of
                                           U.S. and foreign governments and
                                           corporations.

   SB Adjustable Rate Income               Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates. The Fund normally
                                           invests in adjustable rate
                                           securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in the equity              Subadviser: FMR
                                           securities, primarily in common stocks
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.

                                                         INVESTMENT                                INVESTMENT
            FUNDING OPTION                                OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares      Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                           Fund normally invests in common and         ("Van Kampen")
                                           preferred stocks, and convertible
                                           securities, of well established
                                           undervalued companies.

   Enterprise Portfolio Class II           Seeks capital appreciation. The Fund        Van Kampen
     Shares+                               normally invests in common stocks of
                                           companies believed to have
                                           above-average potential for capital
                                           appreciation.
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service      Seeks long term capital appreciation.       FMR
     Class 2                               The Fund normally invests in common
                                           stocks of companies whose value may
                                           not be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation            Seeks capital appreciation. The Fund        FMR
     Portfolio -- Service Class 2          normally invests in growth and/or
                                           value common stocks of domestic and
                                           foreign issuers.

   Mid Cap Portfolio -- Service Class 2    Seeks long term growth of capital. The      FMR
                                           Fund normally invests in common stocks
                                           of companies with medium market
                                           capitalizations.

--------------
 +     Closed to new investors.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

       o sales and marketing expenses including commission payments to your sales agent, and

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value, and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

       (1) from the distribution of death proceeds;

       (2) after an annuity payout has begun; or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge is 1.55% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

          o  the dollar amount you request to transfer;

          o  the number of transfers you made within the previous three months;

          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

          o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

          o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

          o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken Contract Year two:

------------------------------------------------------------------------------------------------------------------------------
                             ASSUMES 15% GAIN ON INVESTMENT                       ASSUMES 15% LOSS ON INVESTMENT
------------------------------------------------------------------------------------------------------------------------------
                     CONTRACT                                               CONTRACT
                      VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
------------------------------------------------------------------------------------------------------------------------------
Contract Date        $100,000         $100,000              $5,000          $100,000        $100,000             $5,000
------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR    $115,000         $100,000              $5,000          $85,000         $100,000             $5,000
TO WITHDRAWAL,
CONTRACT YEAR TWO
------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER    $105,000         $91,304               $4,565          $75,000          $88,235             $4,412
WITHDRAWAL,
CONTRACT YEAR                   [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000    [5,000 - (5,000
TWO                              x10,000/115,000)]     x10,000/115,000)]                 x10,000/85,000)]     x10,000/85,000)]
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE      $10,000           $8,696                $435           $10,000          $11,765               $588
DUE TO WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)
------------------------------------------------------------------------------------------------------------------------------

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

DEATH PROCEEDS BEFORE THE MATURITY DATE

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

       a) the Contract Value on the Death Report Date

       b) the Adjusted Purchase Payment (as described below)*

       c) the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before the Maturity Date and before age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

       a) the Contract Value on the Death Report Date

       b) the Adjusted Purchase Payment (as described below)*

       c) the Step-Up Value (if any, as described below)

       d) the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

       a)    the Contract Value on the Death Report Date

       b)    the Adjusted Purchase Payment (as described below)*

       c)    the Step-Up Value (if any, as described below)

       d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday

* If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT:

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a partial surrender reduction as described below.

STEP UP VALUE:

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE:

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

       (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

       (b) any Purchase Payments made during the previous Contract Year

       (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal (a) plus (b) minus (c), where:

       (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

       (b) any Purchase Payments made since the previous Contract Date anniversary

       (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION:

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

       50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000 - 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the initial Contract Value. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              MANDATORY
    BEFORE THE MATURITY DATE,         THE COMPANY WILL PAY                                                   PAYOUT RULES
     UPON THE DEATH OF THE              THE PROCEEDS TO:         UNLESS. . .                                    APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE               The beneficiary (ies),       Unless the beneficiary elects to          Yes
ANNUITANT) (WITH NO JOINT           or if none, to the           continue the Contract rather than
OWNER)                              CONTRACT OWNER'S estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)               or if none, to the           continue the Contract rather than
                                    CONTRACT OWNER'S estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO        The surviving joint                                                    Yes
IS NOT THE ANNUITANT)               owner.
----------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO        The beneficiary (ies),       Unless the beneficiary elects to          Yes
IS THE ANNUITANT)                   or if none, to the           continue the Contract rather than
                                    surviving joint owner.       receive a distribution.
----------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS         The surviving joint          Unless the spousal beneficiary            Yes
NOT THE ANNUITANT)                  owner.                       elects to continue the Contract.
----------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS         The beneficiary (ies),       Unless the spouse elects to continue      Yes
THE ANNUITANT)                      or if none, to the           the Contract.
                                    surviving joint owner.
                                                                 A spouse who is not the
                                                                 beneficiary may decline to
                                                                 receive the proceeds or to
                                                                 continue the Contract and
                                                                 instruct the Company to pay
                                                                 the beneficiary.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE           The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                     or if none, to the           continue the Contract rather than
                                    CONTRACT OWNER.              receive the distribution.

                                                                 Or, if there is a CONTINGENT
                                                                 ANNUITANT, then the CONTINGENT
                                                                 ANNUITANT becomes the
                                                                 ANNUITANT and the Contract
                                                                 continues in effect (generally
                                                                 using the original MATURITY
                                                                 DATE). The proceeds will then
                                                                 be paid upon the death of the
                                                                 CONTINGENT ANNUITANT or owner.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT      See death of "Owner who                                                Yes
OWNER)                              is the ANNUITANT" above.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A         The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL PERSON/TRUST)           or if none, to the                                                     ANNUITANT is
                                    owner.                                                                 treated as death
                                                                                                           of the owner in
                                                                                                           these
                                                                                                           circumstances.)
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING      No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)           payable; Contract
                                    continues.
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                         No death proceeds are                                                  N/A
                                    payable; Contract
                                    continues.
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY              No death proceeds are                                                  N/A
                                    payable; Contract
                                    continues.
----------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              MANDATORY
    BEFORE THE MATURITY DATE,         THE COMPANY WILL PAY                                                   PAYOUT RULES
     UPON THE DEATH OF THE              THE PROCEEDS TO:         UNLESS. . .                                    APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                   The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                    or if none, to the           continue the Contract rather than
                                    CONTRACT OWNER'S estate.     receive a distribution.
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                         No death proceeds are                                                  N/A
                                    payable; Contract
                                    continues.
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY              No death proceeds are                                                  N/A
                                    payable; Contract
                                    continues.
----------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options, as described above. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002, respectively. Both TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information. Since the Separate Accounts are newly established, there are no financial statements for this account.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Merrill Lynch, NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. The Company pays CitiStreet Equities LLC compensation of up to 12% of Purchase Payments and/or 2% of Contract Value in connection with the sale of the Contracts. In addition, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
--------------------------------------------------------------------------------

                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Capital Appreciation Fund (3/03).........................   2003        1.000           1.240                   5,000

   Money Market Portfolio (3/03)............................   2003        1.000           0.992                 251,474

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (3/03)...........................................   2003        1.000           1.196                   2,000

American Funds Insurance Series

   Global Growth Fund -- Class 2 Shares (3/03)..............   2003        1.000           1.374                      --

   Growth Fund -- Class 2 Shares (3/03).....................   2003        1.000           1.352                      --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2003        1.000           1.322                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2003        1.000           1.302                   2,000

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (3/03)............................................   2003        1.000           1.213                   3,000

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (3/03)............................................   2003        1.000           1.329                   3,000

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2003        1.000           1.265                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.445                   1,000

   Templeton Growth Securities Fund -- Class 2 Shares (3/03)   2003        1.000           1.383                   1,000

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/03).........   2003        1.000           1.265                  22,369

   Salomon Brothers Variable Emerging Growth
   Fund -- Class I Shares (3/03)............................   2003        1.000           1.339                   2,000

   Salomon Brothers Variable Growth & Income
   Fund -- Class I Shares (3/03)............................   2003        1.000           1.288                   1,000

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2003        1.000           1.123                   3,000

   Global Life Sciences Portfolio -- Service Shares (3/03)..   2003        1.000           1.204                   1,000

   Global Technology Portfolio -- Service Shares (3/03).....   2003        1.000           1.428                   1,000

   Worldwide Growth Portfolio -- Service Shares (3/03)......   2003        1.000           1.291                   2,000

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.333                   1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.242                   2,000

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.257                   2,000

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                   1,000

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.046                   2,000

   Total Return Portfolio -- Administrative Class (3/03)....   2003        1.000           1.023                   2,005

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)............................................   2003        1.000           1.380                     986

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/03).   2003        1.000           1.547                  10,196

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2003        1.000           1.407                      --

   Investors Fund -- Class I (3/03).........................   2003        1.000           1.329                      --

   Large Cap Growth Fund -- Class I (3/03)..................   2003        1.000           1.388                   1,000

   Small Cap Growth Fund -- Class I (3/03)..................   2003        1.000           1.533                   1,000

The Travelers Series Trust
   Convertible Securities Portfolio (3/03)..................   2003        1.000           1.198                  16,073

   Disciplined Mid Cap Stock Portfolio (3/03)...............   2003        1.000           1.351                   2,000

   Equity Income Portfolio (3/03)...........................   2003        1.000           1.323                   2,000

   Federated High Yield Portfolio (3/03)....................   2003        1.000           1.159                   1,000

   Federated Stock Portfolio (3/03).........................   2003        1.000           1.295                   2,000

   Large Cap Portfolio (3/03)...............................   2003        1.000           1.227                   2,000

   Lazard International Stock Portfolio (3/03)..............   2003        1.000           1.327                   1,000

   Merrill Lynch Large Cap Core Portfolio (3/03)............   2003        1.000           1.216                   1,000

   MFS Emerging Growth Portfolio (3/03).....................   2003        1.000           1.251                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   MFS Mid Cap Growth Portfolio (3/03)......................   2003        1.000           1.321                   1,000

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.214                   1,000

   Travelers Quality Bond Portfolio (3/03)..................   2003        1.000           1.033                  24,619

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (3/03)................   2003        1.000           1.262                   1,000

   MFS Total Return Portfolio (3/03)........................   2003        1.000           1.171                   2,006

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                   1,000

   Strategic Equity Portfolio (3/03)........................   2003        1.000           1.273                   2,000

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/03).............   2003        1.000           1.315                  19,791

   Enterprise Portfolio -- Class II Shares (3/03)...........   2003        1.000           1.230                   2,000

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (3/03).........   2003        1.000           1.278                  16,154

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (3/03)...........................................   2003        1.000           1.253                   1,000

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2003        1.000           1.444                   2,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Capital Appreciation Fund (3/03).........................   2003        1.000           1.232                      --

   Money Market Portfolio (3/03)............................   2003        1.000           0.986                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (3/03)...........................................   2003        1.000           1.189                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2003        1.000           1.366                      --

   Growth Fund -- Class 2 Shares (3/03).....................   2003        1.000           1.343                      --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2003        1.000           1.314                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2003        1.000           1.294                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (3/03)............................................   2003        1.000           1.206                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (3/03)............................................   2003        1.000           1.321                      --

Franklin Templeton Variable Insurance Products Trust

   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2003        1.000           1.257                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.437                      --

   Templeton Growth Securities Fund -- Class 2 Shares (3/03)   2003        1.000           1.375                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/03).........   2003        1.000           1.257                      --

   Salomon Brothers Variable Emerging Growth
   Fund -- Class I Shares (3/03)............................   2003        1.000           1.331                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Salomon Brothers Variable Growth & Income
   Fund -- Class I Shares (3/03)............................   2003        1.000           1.281                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2003        1.000           1.116                      --

   Global Life Sciences Portfolio -- Service Shares (3/03)..   2003        1.000           1.196                      --

   Global Technology Portfolio -- Service Shares (3/03).....   2003        1.000           1.419                      --

   Worldwide Growth Portfolio -- Service Shares (3/03)......   2003        1.000           1.283                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.326                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.235                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.250                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.040                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2003        1.000           1.017                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)............................................   2003        1.000           1.372                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/03).   2003        1.000           1.538                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2003        1.000           1.399                      --

   Investors Fund -- Class I (3/03).........................   2003        1.000           1.321                      --

   Large Cap Growth Fund -- Class I (3/03)..................   2003        1.000           1.380                      --

   Small Cap Growth Fund -- Class I (3/03)..................   2003        1.000           1.524                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/03)..................   2003        1.000           1.191                      --

   Disciplined Mid Cap Stock Portfolio (3/03)...............   2003        1.000           1.343                      --

   Equity Income Portfolio (3/03)...........................   2003        1.000           1.315                      --

   Federated High Yield Portfolio (3/03)....................   2003        1.000           1.152                      --

   Federated Stock Portfolio (3/03).........................   2003        1.000           1.287                      --

   Large Cap Portfolio (3/03)...............................   2003        1.000           1.219                      --

   Lazard International Stock Portfolio (3/03)..............   2003        1.000           1.319                      --

   Merrill Lynch Large Cap Core Portfolio (3/03)............   2003        1.000           1.209                      --

   MFS Emerging Growth Portfolio (3/03).....................   2003        1.000           1.243                      --

   MFS Mid Cap Growth Portfolio (3/03)......................   2003        1.000           1.313                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.208                      --

   Travelers Quality Bond Portfolio (3/03)..................   2003        1.000           1.026                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (3/03)................   2003        1.000           1.254                      --

   MFS Total Return Portfolio (3/03)........................   2003        1.000           1.164                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.996                      --

   Strategic Equity Portfolio (3/03)........................   2003        1.000           1.265                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/03).............   2003        1.000           1.307                      --

   Enterprise Portfolio -- Class II Shares (3/03)...........   2003        1.000           1.222                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (3/03).........   2003        1.000           1.270                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (3/03)...........................................   2003        1.000           1.245                      --

   Mid Cap Portfolio-- Service Class 2 (3/03)...............   2003        1.000           1.435                      --


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX B
--------------------------------------------------------------------------------



                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Capital Appreciation Fund (6/03).........................   2003        1.000           1.240                  53,081

   Money Market Portfolio (5/03)............................   2003        1.000           0.992               1,000,853

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)...........................................   2003        1.000           1.196                  34,080

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (4/03)..............   2003        1.000           1.374                 180,398

   Growth Fund -- Class 2 Shares (3/03).....................   2003        1.000           1.352                 459,044

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2003        1.000           1.322                 346,672

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/03)........   2003        1.000           1.302                  91,347

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (6/03)............................................   2003        1.000           1.213                  77,766

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (6/03)............................................   2003        1.000           1.329                 252,902

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (4/03)...   2003        1.000           1.265                 251,429

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.445                  22,958

   Templeton Growth Securities Fund -- Class 2 Shares (5/03)   2003        1.000           1.383                 543,306

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03).........   2003        1.000           1.265                 248,020

   Salomon Brothers Variable Emerging Growth
   Fund-- Class I Shares (5/03).............................   2003        1.000           1.339                  84,927

   Salomon Brothers Variable Growth & Income
   Fund -- Class I Shares (7/03)............................   2003        1.000           1.288                     609

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2003        1.000           1.123                  60,106

   Global Life Sciences Portfolio -- Service Shares (8/03)..   2003        1.000           1.204                      --

   Global Technology Portfolio -- Service Shares (8/03).....   2003        1.000           1.428                  13,742

   Worldwide Growth Portfolio -- Service Shares (6/03)......   2003        1.000           1.291                 244,549

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.333                   1,622

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.242                 185,002

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.257                 197,186

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (12/03)........................................   2003        1.000           1.067                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.046                 169,597

   Total Return Portfolio -- Administrative Class (3/03)....   2003        1.000           1.023                 512,238

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)............................................  2003        1.000           1.380                   1,083

   Putnam VT Small Cap Value Fund -- Class IB Shares (4/03).   2003        1.000           1.547                 147,642

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2003        1.000           1.407                  74,066

   Investors Fund -- Class I (3/03).........................   2003        1.000           1.329                  34,630

   Large Cap Growth Fund -- Class I (6/03)..................   2003        1.000           1.388                  70,004

   Small Cap Growth Fund -- Class I (5/03)..................   2003        1.000           1.533                  54,333

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)..................   2003        1.000           1.198                  49,694

   Disciplined Mid Cap Stock Portfolio (6/03)...............   2003        1.000           1.351                  70,945

   Equity Income Portfolio (3/03)...........................   2003        1.000           1.323                  51,756

   Federated High Yield Portfolio (3/03)....................   2003        1.000           1.159                 312,994

   Federated Stock Portfolio (11/03)........................   2003        1.000           1.295                  12,153

   Large Cap Portfolio (7/03)...............................   2003        1.000           1.227                  15,745

   Lazard International Stock Portfolio (5/03)..............   2003        1.000           1.327                  14,338

   Merrill Lynch Large Cap Core Portfolio (4/03)............   2003        1.000           1.216                      --

   MFS Emerging Growth Portfolio (6/03).....................   2003        1.000           1.251                 153,166

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   MFS Mid Cap Growth Portfolio (6/03)......................   2003        1.000           1.321                  36,767

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.214                  85,786

   Travelers Quality Bond Portfolio (5/03)..................   2003        1.000           1.033                 338,852

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)................   2003        1.000           1.262                      --

   MFS Total Return Portfolio (3/03)........................   2003        1.000           1.171                 486,922

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                 175,840

   Strategic Equity Portfolio (5/03)........................   2003        1.000           1.273                   3,187

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03).............   2003        1.000           1.315                 196,030

   Enterprise Portfolio -- Class II Shares (7/03)...........   2003        1.000           1.230                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (6/03).........   2003        1.000           1.278                  52,719

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (10/03)..........................................   2003        1.000           1.253                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2003        1.000           1.444                 129,969

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Capital Appreciation Fund (6/03).........................   2003        1.000           1.232                   4,262

   Money Market Portfolio (5/03)............................   2003        1.000           0.986                  50,215

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)...........................................   2003        1.000           1.189                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (4/03)..............   2003        1.000           1.366                   4,404

   Growth Fund -- Class 2 Shares (3/03).....................   2003        1.000           1.343                  20,944

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2003        1.000           1.314                  18,526

Delaware VIP Trust

   Delaware VIP REIT Series -- Standard Class (5/03)........   2003        1.000           1.294                   1,441

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (6/03)............................................   2003        1.000           1.206                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (6/03)............................................   2003        1.000           1.321                   3,903

Franklin Templeton Variable Insurance Products Trust

   Mutual Shares Securities Fund -- Class 2 Shares (4/03)...   2003        1.000           1.257                  15,059

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.437                   4,337

   Templeton Growth Securities Fund -- Class 2 Shares (5/03)   2003        1.000           1.375                   3,779

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03).........   2003        1.000           1.257                  19,303

   Salomon Brothers Variable Emerging Growth Fund -- Class I
   Shares (5/03)............................................   2003        1.000           1.331                   1,419

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Salomon Brothers Variable Growth & Income
   Fund -- Class I Shares (7/03)............................   2003        1.000           1.281                  14,858

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2003        1.000           1.116                      --

   Global Life Sciences Portfolio -- Service Shares (8/03)..   2003        1.000           1.196                      --

   Global Technology Portfolio -- Service Shares (8/03).....   2003        1.000           1.419                   1,252

   Worldwide Growth Portfolio -- Service Shares (6/03)......   2003        1.000           1.283                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.326                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.235                   5,744

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.250                   3,279

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (12/03)........................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.040                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2003        1.000           1.017                  20,129

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)............................................   2003        1.000           1.372                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (4/03).   2003        1.000           1.538                   2,746

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2003        1.000           1.399                   1,350

   Investors Fund -- Class I (3/03).........................   2003        1.000           1.321                      --

   Large Cap Growth Fund -- Class I (6/03)..................   2003        1.000           1.380                      --

   Small Cap Growth Fund -- Class I (5/03)..................   2003        1.000           1.524                   2,732

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)..................   2003        1.000           1.191                      --

   Disciplined Mid Cap Stock Portfolio (6/03)...............   2003        1.000           1.343                   1,359

   Equity Income Portfolio (3/03)...........................   2003        1.000           1.315                  19,911

   Federated High Yield Portfolio (3/03)....................   2003        1.000           1.152                      --

   Federated Stock Portfolio (11/03)........................   2003        1.000           1.287                      --

   Large Cap Portfolio (7/03)...............................   2003        1.000           1.219                  19,765

   Lazard International Stock Portfolio (5/03)..............   2003        1.000           1.319                      --

   Merrill Lynch Large Cap Core Portfolio (4/03)............   2003        1.000           1.209                   3,277

   MFS Emerging Growth Portfolio (6/03).....................   2003        1.000           1.243                      --

   MFS Mid Cap Growth Portfolio (6/03)......................   2003        1.000           1.313                   4,392

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.208                      --

   Travelers Quality Bond Portfolio (5/03)..................   2003        1.000           1.026                  36,964

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)................   2003        1.000           1.254                   4,123

   MFS Total Return Portfolio (3/03)........................   2003        1.000           1.164                  11,563

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.996                      --

   Strategic Equity Portfolio (5/03)........................   2003        1.000           1.265                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03).............   2003        1.000           1.307                   7,970

   Enterprise Portfolio -- Class II Shares (7/03)...........   2003        1.000           1.222                  11,252

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (6/03).........   2003        1.000           1.270                   4,088

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (10/03)..........................................   2003        1.000           1.245                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2003        1.000           1.435                      --

                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Accountants
                        Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19948S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19949S.


Name:       --------------------------------------------------------------------

Address:    --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

L-19948                                                              May 3, 2004

                  SCUDDER ADVOCATE ADVISOR ANNUITY PROSPECTUS:
                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

This prospectus describes SCUDDER ADVOCATE ADVISOR ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

Your premium ("Purchase Payments") accumulates on a variable basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

CREDIT SUISSE TRUST                                                   SCUDDER VARIABLE SERIES II (CONTINUED)
   Credit Suisse Trust Emerging Market Portfolio                         Scudder Income & Growth Strategy Portfolio -- Class B
   Credit Suisse Trust Global Post-Venture Capital Portfolio             Scudder International Select Equity Portfolio -- Class B
DREYFUS INVESTMENT PORTFOLIO                                             Scudder Large Cap Value Portfolio -- Class B(2)
   Dreyfus MidCap Stock Portfolio-- Service Shares                       Scudder Money Market Portfolio -- Class B
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                           Scudder Small Cap Growth Portfolio -- Class B
   Dreyfus Socially Responsible Growth Fund, Inc.--                      Scudder Strategic Income Portfolio -- Class B
     Service Shares                                                      Scudder Technology Growth Portfolio -- Class B
INVESCO VARIABLE INVESTMENT FUNDS, INC.                                  Scudder Total Return Portfolio -- Class B
   INVESCO VIF-- Utilities Fund                                          SVS Davis Venture Value Portfolio -- Class B
SCUDDER VARIABLE SERIES I                                                SVS Dreman Financial Services Portfolio -- Class B
   21st Century Growth Portfolio-- Class B                               SVS Dreman High Return Equity Portfolio -- Class B
   Capital Growth Portfolio-- Class B                                    SVS Dreman Small Cap Value Portfolio -- Class B
   Global Discovery Portfolio-- Class B                                  SVS Eagle Focused Large Cap Growth Portfolio -- Class B
   Growth and Income Portfolio-- Class B                                 SVS Focus Value & Growth Portfolio -- Class B
   Health Sciences Portfolio-- Class B                                   SVS Index 500 Portfolio -- Class B
   International Portfolio-- Class B                                     SVS INVESCO Dynamic Growth Portfolio -- Class B
SCUDDER VARIABLE SERIES II                                               SVS Janus Growth And Income Portfolio -- Class B
   Scudder Aggressive Growth Portfolio -- Class B                        SVS Janus Growth Opportunites Portfolio -- Class B
   Scudder Blue Chip Portfolio -- Class B                                SVS MFS Strategic Value Portfolio -- Class B
   Scudder Conservative Income Strategy Portfolio -- Class B             SVS Oak Strategic Equity Portfolio -- Class B
   Scudder Fixed Income Portfolio -- Class B                             SVS Turner Mid Cap Growth Portfolio -- Class B
   Scudder Global Blue Chip Portfolio -- Class B                      SCUDDER VIT FUNDS
   Scudder Government & Agency Securities Portfolio -- Class B(1)        Scudder Real Estate Securities Portfolio -- Class B
   Scudder Growth & Income Strategy Portfolio -- Class B              THE ALGER AMERICAN FUND
   Scudder Growth Portfolio-- Class B                                    Alger American Balanced Portfolio -- Class S Shares
   Scudder Growth Strategy Portfolio-- Class B                           Alger American Leveraged AllCap Portfolio -- Class S Shares
   Scudder High Income Portfolio -- Class B

--------------
(1) Formerly Scudder Government Securities Portfolio -- Class B       (2) Formerly Scudder Contrarian Value Portfolio -- Class B

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix A for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                                     TABLE OF CONTENTS

Glossary.................................................   3   Payment Options......................................  34
Summary..................................................   5      Election of Options...............................  34
Fee Table................................................   8      Annuity Options...................................  34
Condensed Financial Information..........................  13      Variable Liquidity Benefit .......................  34
The Annuity Contract.....................................  13   Miscellaneous Contract Provisions....................  35
   Contract Owner Inquiries..............................  14      Right to Return...................................  35
   Purchase Payments.....................................  14      Termination.......................................  35
   Accumulation Units....................................  14      Required Reports..................................  35
   The Variable Funding Options..........................  15      Suspension of Payments............................  35
Charges and Deductions...................................  20   The Separate Accounts................................  35
   General...............................................  20      Performance Information...........................  36
   Transfer Charge.......................................  21   Federal Tax Considerations...........................  36
   Administrative Charges................................  21      General Taxation of Annuities.....................  36
   Mortality and Expense Risk Charge.....................  21      Types of Contracts: Qualified and Non-qualified...  37
   Guaranteed Minimum Withdrawal Benefit                           Qualified Annuity Contracts.......................  37
    Charge...............................................  21        Taxation of Qualified Annuity Contracts.........  37
   Enhanced Stepped-Up Provision Charge..................  21        Mandatory Distributions for Qualified Plans.....  37
   Variable Funding Option Expenses......................  21        Non-qualified Annuity Contracts.................  38
   Premium Tax...........................................  22        Diversification Requirements for Variable
   Changes in Taxes Based upon Premium or Value..........  22          Annuities.....................................  38
Transfers................................................  22        Ownership of the Investments....................  38
     Dollar Cost Averaging...............................  23        Taxation of Death Benefit Proceeds..............  39
Access to Your Money.....................................  23      Other Tax Considerations..........................  39
   Guaranteed Minimum Withdrawal Benefit.................  24        Treatment of Charges for Optional Death
   Systematic Withdrawals................................  25          Benefits......................................  39
Ownership Provisions.....................................  26        Penalty Tax for Premature Distribution..........  39
   Types of Ownership....................................  26        Puerto Rico Tax Considerations..................  39
     Contract Owner......................................  26        Non-Resident Aliens.............................  39
     Beneficiary.........................................  26   Other Information....................................  40
     Annuitant...........................................  26      The Insurance Companies...........................  40
Death Benefit............................................  27      Financial Statements..............................  40
   Death Proceeds before the Maturity Date...............  27      Distribution of Variable Annuity Contracts........  40
   Enhanced Stepped-Up Provision.........................  29      Conformity with State and Federal Laws............  41
   Payment of Proceeds...................................  30      Voting Rights.....................................  41
   Spousal Contract Continuance..........................  31      Restrictions on Financial Transactions............  42
   Beneficiary Contract Continuance......................  32      Legal Proceedings and Opinions....................  42
   Death Proceeds after the Maturity Date................  32   Appendix A: Condensed Financial Information
The Annuity Period.......................................  32      for The Travelers Separate Account 2002........... A-1
   Maturity Date.........................................  32   Appendix B: Condensed Financial Information
   Allocation of Annuity.................................  33      for The Travelers Separate Account 2002........... B-1
   Variable Annuity......................................  33   Appendix C: Contents of the Statement of
   Fixed Annuity.........................................  33      Additional Information............................ C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                        SCUDDER ADVOCATE ADVISOR ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors TIC Variable Annuity Separate Account 2002. The Travelers Life and Annuity Company sponsors TLAC Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either TIC Variable Annuity Separate Account 2002 or TLAC Variable Annuity Separate Account 2002, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.

We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E at an annual rate of 1.55% for the Standard Death Benefit, and 1.75% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       TRANSFER CHARGE............................................. $10(1)
       (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................     $30(2)

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.55% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                        STANDARD DEATH BENEFIT        ENHANCED DEATH BENEFIT
                                                     ------------------------------ ----------------------------
Mortality and Expense Risk Charge.................               1.55%                         1.75%
Administrative Expense Charge.....................               0.15%                         0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
OPTIONAL FEATURES SELECTED........................               1.70%                         1.90%
Optional E.S.P. Charge............................               0.20%                         0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
ONLY SELECTED.....................................               1.90%                         2.10%
Maximum Optional GMWB Charge......................               1.00%(3)                      1.00%(3)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB
ONLY SELECTED.....................................               2.70%                         2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB SELECTED.................................               2.90%                         3.10%

--------------
 (1)  We do not currently assess the transfer charge.
 (2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
 (3)  The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-376-0389.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.88%                          2.51%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                     DISTRIBUTION
                                                        AND/OR                                   CONTRACTUAL      NET TOTAL
                                                       SERVICE                  TOTAL ANNUAL     FEE WAIVER        ANNUAL
                                     MANAGEMENT        (12b-1)        OTHER       OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                         FEE             FEES        EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                   ------------    --------------- ----------  ------------  -----------------  -----------
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging
     Market Portfolio.............      1.25%            --           0.56%         1.81%            --              --(12)
   Credit Suisse Trust Global
     Post-Venture Capital
     Portfolio....................      1.25%            --           0.38%         1.63%            --              --(12)

DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock
     Portfolio-- Service Shares*..      0.75%           0.25%         0.06%         1.06%           0.06%            1.00%(1)

DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC.
   Dreyfus Socially Responsible
     Growth Fund, Inc. -- Service
     Shares*......................      0.75%           0.25%         0.09%         1.09%            --              1.09%

INVESCO VARIABLE INVESTMENT
   FUNDS, INC.
   INVESCO VIF-- Utilities Fund...      0.60%            --           0.55%         1.15%            --              1.15%(2)

SCUDDER VARIABLE SERIES I
   21st Century Growth
     Portfolio-- Class B*.........      0.88%           0.25%         0.46%         1.59%            --              1.59%(3)
   Capital Growth Portfolio--
     Class B*.....................      0.47%           0.25%         0.17%         0.89%           0.25%            0.64%(7)
   Global Discovery Portfolio--
     Class B*.....................      0.98%           0.25%         0.26%         1.49%           0.25%            1.24%(4)
   Growth and Income Portfolio--
     Class B*.....................      0.48%           0.25%         0.18%         0.91%           0.25%            0.66%(7)
   Health Sciences Portfolio--
     Class B*.....................      0.75%           0.25%         0.26%         1.26%           0.25%            1.01%(4)
   International Portfolio--
     Class B*.....................      0.88%           0.25%         0.23%         1.36%           0.25%            1.11%(7)

SCUDDER VARIABLE SERIES II
   Scudder Aggressive Growth
     Portfolio-- Class B*.........      0.75%           0.25%         0.37%         1.37%           0.03%            1.34%(10)
   Scudder Blue Chip Portfolio--
     Class B*.....................      0.65%           0.25%         0.20%         1.10%            --              1.10%(5)
   Scudder Conservative Income
     Strategy Portfolio-- Class B*      0.15%           0.25%         1.02%         1.42%           0.67%            0.75%(6)

                                                     DISTRIBUTION
                                                        AND/OR                                   CONTRACTUAL      NET TOTAL
                                                       SERVICE                  TOTAL ANNUAL     FEE WAIVER        ANNUAL
                                     MANAGEMENT        (12b-1)        OTHER       OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                         FEE             FEES        EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                   ------------    --------------- ----------  ------------  -----------------  -----------
   Scudder Fixed Income                 0.60%           0.25%         0.20%         1.05%            --              1.05%(10)
     Portfolio-- Class B*.........
   Scudder Global Blue Chip
     Portfolio-- Class B*.........      1.00%           0.25%         0.62%         1.87%            --              1.87%(5)
   Scudder Government & Agency
     Securities Portfolio --
     Class B*.....................      0.55%           0.25%         0.20%         1.00%            --              1.00%(7)
   Scudder Growth & Income
     Strategy Portfolio-- Class B*      0.15%           0.25%         1.07%         1.47%           0.72%            0.75%(6)
   Scudder Growth Portfolio--
     Class B*.....................      0.60%           0.25%         0.18%         1.03%            --              1.03%(7)
   Scudder Growth Strategy
     Portfolio-- Class B*.........      0.15%           0.25%         1.10%         1.50%           0.75%            0.75%(6)
   Scudder High Income
     Portfolio-- Class B*.........      0.60%           0.25%         0.21%         1.06%            --              1.06%(7)
   Scudder Income & Growth
     Strategy Portfolio-- Class B*      0.15%           0.25%         1.04%         1.44%           0.69%            0.75%(6)
   Scudder International Select
     Equity Portfolio-- Class B*..      0.75%           0.25%         0.33%         1.33%            --              1.33%(7)
   Scudder Large Cap Value
     Portfolio-- Class B*.........      0.75%           0.25%         0.19%         1.19%            --              1.19%(10)
   Scudder Money Market
     Portfolio-- Class B*.........      0.50%           0.25%         0.18%         0.93%            --              0.93%(8)
   Scudder Small Cap Growth
     Portfolio-- Class B*.........      0.65%           0.25%         0.18%         1.08%            --              1.08%(7)
   Scudder Strategic Income
     Portfolio-- Class B*.........      0.65%           0.25%         0.31%         1.21%            --              1.21%(9)
   Scudder Technology Growth
     Portfolio-- Class B*.........      0.75%           0.25%         0.25%         1.25%            --              1.25%(10)
   Scudder Total Return
     Portfolio-- Class B*.........      0.55%           0.25%         0.19%         0.99%            --              0.99%(7)
   SVS Davis Venture Value
     Portfolio-- Class B*.........      0.95%           0.25%         0.20%         1.40%            --              1.40%(10)
   SVS Dreman Financial Services
     Portfolio-- Class B*.........      0.75%           0.25%         0.25%         1.25%            --              1.25%(10)
   SVS Dreman High Return Equity
     Portfolio-- Class B*.........      0.73%           0.25%         0.20%         1.18%            --              1.18%(10)
   SVS Dreman Small Cap Value
     Portfolio-- Class B*.........      0.75%           0.25%         0.19%         1.19%            --              1.19%(10)
   SVS Eagle Focused Large Cap
     Growth Portfolio-- Class B*..      0.95%           0.25%         0.29%         1.49%            --              1.49%(10)
   SVS Focus Value & Growth
     Portfolio-- Class B*.........      0.75%           0.25%         0.25%         1.25%           0.01%            1.24%(10)
   SVS Index 500 Portfolio--
     Class B*.....................      0.37%           0.25%         0.26%         0.88%            --              0.88%(10)
   SVS INVESCO Dynamic Growth
     Portfolio-- Class B*.........      1.00%           0.25%         0.60%         1.85%           0.16%            1.69%(10)
   SVS Janus Growth And Income
     Portfolio-- Class B*.........      0.95%           0.25%         0.27%         1.47%            --              1.47%(10)
   SVS Janus Growth Opportunites
     Portfolio-- Class B*.........      0.95%           0.25%         0.27%         1.47%            --              1.47%(10)
   SVS MFS Strategic Value
     Portfolio-- Class B*.........      0.95%           0.25%         1.12%         2.32%           0.78%            1.54%(10)
   SVS Oak Strategic Equity
     Portfolio-- Class B*.........      0.95%           0.25%         0.32%         1.52%            --              1.52%(10)
   SVS Turner Mid Cap Growth
     Portfolio-- Class B*.........      1.00%           0.25%         0.32%         1.57%            --              1.57%(10)

SCUDDER VIT FUNDS
   Scudder Real Estate Securities
     Portfolio-- Class B*.........      0.90%           0.25%         1.36%         2.51%           0.76%            1.75%(11)

                                                     DISTRIBUTION
                                                        AND/OR                                   CONTRACTUAL      NET TOTAL
                                                       SERVICE                  TOTAL ANNUAL     FEE WAIVER        ANNUAL
                                     MANAGEMENT        (12b-1)        OTHER       OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                         FEE             FEES        EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                   ------------    --------------- ----------  ------------  -----------------  -----------
THE ALGER AMERICAN FUND
   Alger American Balanced
     Portfolio-- Class S Shares*..      0.75%           0.25%         0.12%         1.12%            --              1.12%
   Alger American Leveraged
     AllCap Portfolio -- Class S
     Shares*......................      0.85%           0.25%         0.12%         1.22%            --              1.22%

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

 (1) The expenses shown above reflect the portfolio adviser's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2003. The adviser has agreed to continue the expense reimbursement until December 31, 2004.

 (2) The Fund's actual Other Expenses and Total Annual Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2002 were 0.55% and 1.15%, respectively, of the Fund's average net assets. Effective June 1, 2002 INVESCO is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund if such reimbursement does not cause the Fund to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitation may be changed at any time following consultation with the board of directors.

 (3) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, B share classes:
       Scudder Global Discovery (1.65%), Scudder 21st Century Growth (1.75%) and Scudder Health Sciences (1.35%). The other expenses category for the Class B Shares has been restated to reflect an estimated increase in expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

 (4) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, B share classes:
       Scudder Global Discovery (1.65%), Scudder 21st Century Growth (1.75%) and Scudder Health Sciences (1.35%). The other expenses category for the Class B Shares has been restated to reflect an estimated increase in expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

 (5) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names for the class B shares: SVS MFS Strategic Value (1.55%), SVS Invesco Dynamic Growth (1.70%), SVS Turner Mid Cap Growth (1.70%), SVS Oak Strategic Equity (1.55%), SVS Davis Venture Value (1.55%), SVS Dreman High Return Equity (1.27%), SVS Focus Value+Growth (1.24%), SVS Eagle Focused Large Cap Growth (1.55%), SVS Dreman Financial Services (1.39% ), SVS Janus Growth Opportunities (1.55%), SVS Janus Growth and Income (1.55%), Scudder Aggressive Growth (1.35%), Scudder Technology Growth (1.35%), Scudder Contrarian Value (1.20%), SVS Dreman Small Cap Value (1.24%), Scudder Fixed Income (1.20%), Scudder Strategic Income (1.30%), Scudder Blue Chip (1.35%), SVS Index 500 (0.95%), and Scudder Global Blue Chip (1.96%). The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares. Restated to reflect estimated net management fee rate; excludes 2003 waivers.

 (6) Other Expenses are based on estimated amounts for the current fiscal year. Through April 30, 2005, the advisor, the underwriter and the accounting agent have contractually agreed to waive their respective fees to the extent necessary to maintain the portfolio's operating expenses at 0.75% of average daily net assets before the application of the weighted average total costs of the underlying funds. The range of average weighted net expense ratios have been reduced to contractual expense limitations and/or reimbursements where applicable, based on most recent prospectuses. Excluding the weighted average total cost of the underlying funds and considering the above referenced contractual waiver the fund's management fee, 12b-1 fee, other expenses and total annual operating expense are 0.15%, 0.25%, 0.35% and 0.75%, respectively.

 (7) The Other Expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

 (8) The Other Expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares. Restated to reflect estimated net 12b-1 fee rate; excludes 2003 waivers.

 (9) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, B share-classes, respectively: SVS MFS Strategic Value (1.55%), SVS Invesco Dynamic Growth (1.70%), SVS Turner Mid Cap Growth (1.70%), SVS Oak Strategic Equity (1.55%), SVS Davis Venture Value (1.55%), SVS Dreman High Return

       Equity (1.27%), SVS Focus Value+Growth (1.24%), SVS Eagle Focused Large Cap Growth (1.55%), SVS Dreman Financial Services (1.39% ), SVS Janus Growth Opportunities (1.55%), SVS Janus Growth and Income (1.55%), Scudder Aggressive Growth (1.35%), Scudder Technology Growth (1.35%), Scudder Large Cap Value (1.20%), SVS Dreman Small Cap Value (1.24%), Scudder Fixed Income (1.20%), Scudder Strategic Income (1.30%), Scudder Blue Chip (1.35%), SVS Index 500 (0.95%), and Scudder Global Blue Chip (1.96%). The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares. B-share class became effective on 5/1/03, therefore other expenses are estimated and annualized. Actual expenses may be greater or less than shown.

 (10) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names for the class B shares: SVS MFS Strategic Value (1.55%), SVS Invesco Dynamic Growth (1.70%), SVS Turner Mid Cap Growth (1.70%), SVS Oak Strategic Equity (1.55%), SVS Davis Venture Value (1.55%), SVS Dreman High Return Equity (1.27%), SVS Focus Value+Growth (1.24%), SVS Eagle Focused Large Cap Growth (1.55%), SVS Dreman Financial Services (1.39% ), SVS Janus Growth Opportunities (1.55%), SVS Janus Growth and Income (1.55%), Scudder Aggressive Growth (1.35%), Scudder Technology Growth (1.35%), Scudder Large Cap Value (1.20%), SVS Dreman Small Cap Value (1.24%), Scudder Fixed Income (1.20%), Scudder Strategic Income (1.30%), Scudder Blue Chip (1.35%), SVS Index 500 (0.95%), and Scudder Global Blue Chip (1.96%). The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

 (11) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 1.50% for Class B shares. The portfolio became effective 5/1/03, therefore other expenses for Class B shares are estimated and annualized. Actual expenses may be greater or less than shown. The other expense category for the Class B shares reflects a compensation arrangement with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% of Class B shares.

 (12) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
        -----------------                                                      ------------------------    --------------------
        Credit Suisse Trust Emerging Market Portfolio                                   0.41%                     1.40%
        Credit Suisse Trust Global Post-Venture Capital Portfolio                       0.23%                     1.40%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
 Underlying Fund with Minimum Total Annual
    Operating Expenses.....................    402      1217      2049       4202       402       1217      2049        4202
 Underlying Fund with Maximum Total Annual
    Operating Expenses.....................    561      1672      2769       5453       561       1672      2769        5453


EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
 Underlying Fund with Minimum Total Annual
    Operating Expenses.....................    342      1043      1767       3681       342       1043      1767        3681
 Underlying Fund with Maximum Total Annual
    Operating Expenses.....................    502      1507      2511       5019       502       1507      2511        5019


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Scudder Advocate Advisor Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase

Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                         MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
      DEATH BENEFIT/OPTIONAL FEATURE                     ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------------    -------------------------------------------------------
      Standard Death Benefit                                                       85
      Enhanced Death Benefit                                                       75
      Enhanced Stepped-Up Provision (E.S.P)                                        75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-376-0389.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
CREDIT SUISSE TRUST

   Credit Suisse Trust Emerging           Seeks long term growth of capital. The       Credit Suisse Asset Management,
     Market Portfolio                     Fund normally invests in equity              LLC
                                          securities of companies located in, or       Subadviser: Credit Suisse Asset
                                          conducting a majority of their               Management Limited
                                          business, in emerging markets.

   Credit Suisse Trust Global             Seeks long-term growth of capital. The       Credit Suisse Asset Management,
     Post-Venture Capital Portfolio       Fund normally invests in equity              LLC
                                          securities of post-venture-capital           Subadviser: Abbott Capital
                                          companies of any size from at least          Management, LLC; Credit Suisse
                                          three countries, including the U.S.          Asset Management Limited (U.K),
                                                                                       (Japan), (Australia)

DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock Portfolio --      Seeks investment results that are            The Dreyfus Corporation
     Service Shares                       greater than the total return                ("Dreyfus")
                                          performance of publicly traded common
                                          stocks of medium-sized domestic
                                          companies in the aggregate, as
                                          represented by the S&P MidCap 400
                                          Index. The Fund normally invests in
                                          growth and value stocks of mid-size
                                          companies that are chosen through a
                                          disciplined investment process.

DREYFUS SOCIALLY RESPONSIBLE GROWTH
   FUND, INC.

   Dreyfus Socially Responsible           Seeks capital growth with current            Dreyfus
     Growth Fund, Inc. -- Service         income as a secondary objective. The
     Shares                               Fund normally invests in the common
                                          stocks of companies that, in the
                                          opinion of the Fund's management, meet
                                          traditional investment standards and
                                          conduct their business in a manner
                                          that contributes to the enhancement of
                                          the quality of life in America.

INVESCO VARIABLE INVESTMENT FUNDS,
   INC.

   INVESCO VIF -- Utilities Fund          Seeks capital growth. Also seeks             INVESCO Funds Group, Inc.
                                          current income. The Fund normally
                                          invests in equity securities and
                                          equity-related instruments of companies
                                          engaged in the utilities-related
                                          industries.
SCUDDER VARIABLE SERIES I

   21st Century Growth Portfolio --       Seeks long-term growth of capital. The       Deutsche Investment Management
     Class B                              Fund normally invests in equity              Americas Inc.
                                          securities issued by emerging growth
                                          companies.

   Capital Growth Portfolio -- Class B    Seeks long-term capital growth. The          Deutsche Investment Management
                                          Fund normally invests in common stocks       Americas Inc.
                                          of established US companies that are
                                          believed to have the potential to
                                          display above-average earnings growth,
                                          are industry leaders or are potential
                                          industry leaders, have strong product
                                          position and effective company
                                          management.

   Global Discovery Portfolio --          Seeks above-average capital                  Deutsche Investment Management
     Class B                              appreciation over the long term. The         Americas Inc.
                                          Fund normally invests in common stocks
                                          and other equities of small companies
                                          throughout the world, generally with a
                                          focus on countries within developed
                                          economies.

   Growth and Income Portfolio --         Seeks long-term growth of capital,           Deutsche Investment Management
     Class B                              current income and growth of income.         Americas Inc.
                                          The Fund normally invests in equities
                                          of large U.S. companies, although it
                                          may invest in companies of any size
                                          and from any country.

   Health Sciences Portfolio --           Seeks long-term growth of capital. The       Deutsche Investment Management
     Class B                              Fund normally invests in common stocks       Americas Inc.
                                          of companies of any size in the health
                                          care sector (e.g. pharmaceuticals,
                                          biotechnology, medical products and
                                          supplies, health care services).

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
   International Portfolio -- Class B     Seeks long-term growth of capital. The       Deutsche Investment Management
                                          Fund normally invests in common stocks       Americas Inc.
                                          of established companies listed on           Subadviser: Deutsche Asset
                                          foreign exchanges.                           Management Services Ltd.
SCUDDER VARIABLE SERIES II

   Scudder Aggressive Growth              Seeks capital appreciation. The Fund         Deutsche Investment Management
     Portfolio -- Class B                 uses aggressive investment techniques        Americas Inc.
                                          and normally invests in equities--
                                          usually common stocks-- of U.S.
                                          companies.

   Scudder Blue Chip Portfolio --         Seeks growth of capital and income. The      Deutsche Investment Management
     Class B                              Fund normally invests in common stocks       Americas Inc.
                                          of large U.S. companies that are
                                          similar in size to companies in the
                                          S&P 500 Index and are considered by
                                          the portfolio managers to be "blue
                                          chip" companies. Blue chip companies
                                          are typically well-known, solidly
                                          positioned within their industry, with
                                          strong management, easy access to
                                          credit, and established earnings and
                                          dividend history,

   Scudder Conservative Income            Seeks current income and secondarily         Deutsche Investment Management
     Strategy Portfolio -- Class B        long-term growth of capital. The Fund        Americas Inc.
                                          normally invests in other Scudder
                                          funds that invest across a range of
                                          asset classes, utilizing a wide
                                          variety of securities and investment
                                          styles. Additionally, the Fund
                                          directly invests in derivative
                                          securities and other alternative
                                          investments to manage risk and enhance
                                          return.

   Scudder Fixed Income Portfolio --      Seeks high current income. The Fund          Deutsche Investment Management
     Class B                              normally invests in a diversified            Americas Inc.
                                          portfolio of fixed-income securities in
                                          the top four grades of credit quality.
   Scudder Global Blue Chip               Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio -- Class B                 Fund normally invests in common stocks       Americas Inc.
                                          and other equity securities of
                                          companies throughout the world
                                          considered by the portfolio managers
                                          to be "blue chip." Blue chip companies
                                          are typically well-known, solidly
                                          positioned within their industry, with
                                          strong management, easy access to
                                          credit and established earnings and
                                          dividend history.

   Scudder Government & Agency            Seeks high current income consistent         Deutsche Investment Management
     Securities Portfolio -- Class B      with preservation of capital. The Fund       Americas Inc.
                                          normally invests in U.S. government
                                          securities and repurchase agreements of
                                          U.S. government securities.

   Scudder Growth & Income Strategy       Seeks a balance of long-term growth of       Deutsche Investment Management
     Portfolio -- Class B                 capital and current income with an           Americas Inc.
                                          emphasis on growth of capital. The
                                          Fund normally invests in other Scudder
                                          funds that invest across a range of
                                          asset classes, utilizing a wide
                                          variety of securities and investment
                                          styles. Additionally, the Fund
                                          directly invests in derivative
                                          securities and other alternative
                                          investments to manage risk and enhance
                                          returns.

   Scudder Growth Portfolio -- Class B    Seeks maximum appreciation of capital.       Deutsche Investment Management
                                          The Fund normally invests in the common      Americas Inc.
                                          stocks of large U.S. companies that are
                                          similar in size to the companies in the
                                          Russell 1000 Growth Index. The
                                          portfolio managers look for companies
                                          that have strong product lines,
                                          effective management and leadership
                                          positions within core markets.

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
   Scudder Growth Strategy                Seeks long-term growth of capital. The       Deutsche Investment Management
     Portfolio -- Class B                 Fund normally invests in other Scudder       Americas Inc.
                                          funds that invest across a range of
                                          asset classes, utilizing a wide
                                          variety of securities and investment
                                          styles. Additionally, the Fund
                                          directly invests in derivative
                                          securities and other alternative
                                          investments to manage risk and enhance
                                          return.

   Scudder High Income Portfolio --       Seeks to provide a high level of             Deutsche Investment Management
     Class B                              current income. The Fund normally            Americas Inc.
                                          invests in lower-rated high yield/high
                                          risk fixed-income securities, often
                                          called junk bonds.

   Scudder Income & Growth Strategy       Seeks a balance of current income and        Deutsche Investment Management
     Portfolio -- Class B                 long-term growth of capital with an          Americas Inc.
                                          emphasis on current income. The Fund
                                          normally invests in other Scudder
                                          funds that invest across a range of
                                          asset classes, utilizing a wide
                                          variety of securities and investment
                                          styles. Additionally, the Fund
                                          directly invests in derivative
                                          securities and other alternative
                                          investments to manage risk and enhance
                                          return.

   Scudder International Select           Seeks capital appreciation. The Fund         Deutsche Investment Management
     Equity Portfolio -- Class B          normally invests in a focused list of        Americas Inc.
                                          approximately 40 stocks, with 50% of         Subadviser: Deutsche Asset
                                          its assets invested in securities that       Management Investments Services
                                          are represented on the MSCI EAFE Index       Ltd.
                                          and the other 50% invested in non-Index
                                          securities of companies located in the
                                          countries that make up the Index, such
                                          as Germany, Australia, Singapore and
                                          Japan.

   Scudder Large Cap Value                Seeks a high rate of total return. The       Deutsche Investment Management
     Portfolio -- Class B                 Fund normally invests in common stocks       Americas Inc.
                                          and other equity securities of large
                                          U.S. companies that are similar in size
                                          to the companies in the Russell 1000
                                          Value Index and that the portfolio
                                          managers believe are undervalued.

   Scudder Money Market Portfolio --      Seeks maximum current income to the          Deutsche Investment Management
     Class B                              extent consistent with stability of          Americas Inc.
                                          principal. The Fund normally invests
                                          in high-quality short-term securities,
                                          as well as repurchase agreements.

   Scudder Small Cap Growth               Seeks maximum appreciation of                Deutsche Investment Management
     Portfolio -- Class B                 investors' capital. The Fund normally        Americas Inc.
                                          invests in small capitalization stocks
                                          of companies with a history of revenue
                                          growth, effective management and
                                          strong balance sheets, among other
                                          factors.

   Scudder Strategic Income               Seeks high current income. The Fund          Deutsche Investment Management
     Portfolio -- Class B                 normally invests in bonds issued by US       Americas Inc.
                                          and foreign corporations and
                                          governments.

   Scudder Technology Growth              Seeks growth of capital. The Fund            Deutsche Investment Management
     Portfolio -- Class B                 normally invests in common stocks of US      Americas Inc.
                                          companies of any size that are in the
                                          technology sector (e.g.
                                          semi-conductors, software, telecom
                                          equipment and computer/hardware).

   Scudder Total Return Portfolio --      Seeks high total return, a combination       Deutsche Investment Management
     Class B                              of income and capital appreciation. The      Americas Inc.
                                          Fund normally invests in a mix of
                                          stocks and bonds, including common
                                          stocks, convertible securities,
                                          corporate bonds, US government bonds
                                          and mortgage- and asset-backed
                                          securities.

   SVS Davis Venture Value                Seeks growth of capital. The Fund            Deutsche Investment Management
     Portfolio -- Class B                 normally invests in common stock of US       Americas Inc.
                                          companies with market capitalizations        Subadviser: Davis Selected
                                          of at least $5 billion that are              Advisers, L.P.
                                          believed to be quality, overlooked
                                          growth companies at value prices.

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
   SVS Dreman Financial Services          Seeks to provide long-term capital           Deutsche Investment Management
     Portfolio -- Class B                 appreciation. The Fund normally invests      Americas Inc.
                                          in equity securities of financial            Subadviser: Dreman Value
                                          services companies (e.g. banks,              Management L.L.C.
                                          insurance companies, savings and loans,
                                          securities brokerage firms and
                                          diversified financial companies).

   SVS Dreman High Return Equity          Seeks to achieve a high rate of total        Deutsche Investment Management
     Portfolio -- Class B                 return. The Fund normally invests in         Americas Inc.
                                          common stocks and other equity
                                          Subadviser: Dreman Value securities,
                                          with a focus on stocks of Management
                                          L.L.C. large US companies believed to
                                          be undervalued based on an analysis
                                          that includes price-to earnings
                                          ratios, book values, cash flows and
                                          yields.

   SVS Dreman Small Cap Value             Seeks long-term capital appreciation.        Deutsche Investment Management
     Portfolio -- Class B                 The Fund normally invests in                 Americas Inc.
                                          undervalued common stocks of small US        Subadviser: Dreman Value
                                          companies.                                   Management L.L.C.

   SVS Eagle Focused Large Cap            Seeks growth through long-term capital       Deutsche Investment Management
     Growth Portfolio -- Class B          appreciation. The Fund normally invests      Americas Inc.
                                          in equity securities of seasoned             Subadviser: Eagle Asset
                                          financially strong US growth companies.      Management, Inc.

   SVS Focus Value & Growth               Seeks growth of capital. The Fund            Deutsche Investment Management
     Portfolio -- Class B                 normally invests in US common stock,         Americas Inc.
                                          both growth and value stocks.                Subadviser: Jennison Associates
                                                                                       LLC; Dreman Value Management, LLC
   SVS Index 500 Portfolio-- Class B      Seeks returns that, before expenses,         Deutsche Investment Management
                                          correspond to the total return of US         Americas Inc.
                                          common stocks as represented by the S&P      Subadviser: Northern Trust
                                          500 Index. The Fund normally invests in      Investments, Inc.
                                          common stocks and securities included
                                          in the index.

   SVS INVESCO Dynamic Growth             Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio -- Class B                 Fund normally invests in equity              Americas Inc.
                                          securities of mid-sized companies,
                                          with Subadviser: INVESCO the core of
                                          the Fund invested in securities of
                                          established companies that are leaders
                                          in attractive growth markets with a
                                          history of strong returns.

   SVS Janus Growth And Income            Seeks long-term capital growth and           Deutsche Investment Management
     Portfolio -- Class B                 current income. The Fund normally            Americas Inc.
                                          invests in equity securities using a         Subadviser: Janus Capital
                                          "bottom-up" approach in choosing             Management LLC
                                          investments.

   SVS Janus Growth Opportunites          Seeks long-term growth of capital in a       Deutsche Investment Management
     Portfolio -- Class B                 manner consistent with the preservation      Americas Inc.
                                          of capital. The Fund normally invests        Subadviser: Janus Capital
                                          in equity securities selected for their      Management LLC
                                          growth potential.

   SVS MFS Strategic Value                Seeks to provide capital appreciation.       Deutsche Investment Management
     Portfolio -- Class B                 The Fund normally invests in common          Americas Inc.
                                          stocks and related securities, such as
                                          Subadviser: Massachusetts preferred
                                          stocks, convertible Financial Services
                                          ("MFS") securities and depository
                                          receipts, of companies believed to be
                                          undervalued in the market relative to
                                          their long term potential.

   SVS Oak Strategic Equity               Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio -- Class B                 Fund normally invests in equity              Americas Inc.
                                          securities, primarily the common stocks      Subadviser: Oak Associates, Ltd.
                                          of established US companies with large
                                          market capitalizations.

   SVS Turner Mid Cap Growth              Seeks capital appreciation. The Fund         Deutsche Investment Management
     Portfolio -- Class B                 normally invests in medium market            Americas Inc.
                                          capitalizations that are believed to         Subadviser: Turner Investment
                                          have strong earnings growth potential.       Partners, Inc.
SCUDDER VIT FUNDS

   Scudder Real Estate Securities         Seeks long-term capital appreciation         Deutsche Asset Management, Inc.
     Portfolio -- Class B                 and current income. The Fund normally
                                          invests in equity securities of real
                                          estate investment trusts ("REITS") and
                                          real estate companies.

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
THE ALGER AMERICAN FUND

   Alger American Balanced                Seeks current income and long-term           Fred Alger Management, Inc.
     Portfolio -- Class S Shares          capital appreciation. The fund normally
                                          invests in stocks of companies with
                                          growth potential and in fixed-income
                                          securities, especially those which
                                          appear to have some potential for
                                          capital appreciation.

   Alger American Leveraged AllCap        Seeks long-term capital appreciation.        Fred Alger Management, Inc.
     Portfolio -- Class S Shares          The Fund normally invests in equity
                                          securities of companies of any size,
                                          which demonstrate growth potential,
                                          and the Fund can leverage up to
                                          one-third of its total assets to buy
                                          additional securities.


                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

       o sales and marketing expenses including commission payments to your sales agent, and

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value, and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

       (1) from the distribution of death proceeds;

       (2) after an annuity payout has begun; or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge is 1.55% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in Contract Year two:

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT           RBB                AWB (5%)         CONTRACT           RBB              AWB (5%)
                        VALUE                                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
  VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
  CONTRACT DATE        $100,000         $100,000              $5,000          $100,000        $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY PRIOR    $115,000         $100,000              $5,000          $85,000         $100,000             $5,000
  TO WITHDRAWAL,
  CONTRACT YEAR TWO
--------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY AFTER    $105,000         $91,304               $4,565          $75,000          $88,235             $4,412
  WITHDRAWAL,
  CONTRACT YEAR TWO              [100,000 - (100,000     [5,000 - (5,000                 [100,000 - (100,000   [5,000 - (5,000
                                  x10,000/115,000)]     x10,000/115,000)]                  x10,000/85,000)]    x10,000/85,000)]
--------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN VALUE      $10,000           $8,696                $435           $10,000          $11,765               $588
  DUE TO WITHDRAWAL
  (PARTIAL
  SURRENDER
  REDUCTION)
--------------------------------------------------------------------------------------------------------------------------------

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB in your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

DEATH PROCEEDS BEFORE THE MATURITY DATE

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

       a) the Contract Value on the Death Report Date

       b) the Adjusted Purchase Payment (as described below)*

       c) the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before the Maturity Date and before age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

       a) the Contract Value on the Death Report Date

       b) the Adjusted Purchase Payment (as described below)*

       c) the Step-Up Value (if any, as described below)

       d) the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

       a) the Contract Value on the Death Report Date

       b) the Adjusted Purchase Payment (as described below)*

       c) the Step-Up Value (if any, as described below)

       d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday

* If you have elected the GMWB Rider (Guaranteed Income Solution) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT: The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP UP VALUE: The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE: On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus
(c), increased by 5%, where:

       (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

       (b) any Purchase Payments made during the previous Contract Year

       (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

       (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

       (b) any Purchase Payments made since the previous Contract Date anniversary

       (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Guaranteed Income Solution).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

       50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the initial Contract Value. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000-$9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               MANDATORY
    BEFORE THE MATURITY DATE,         THE COMPANY WILL                                                       PAYOUT RULES
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:         UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)      The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)          The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The surviving joint                                                  Yes
NOT THE ANNUITANT)                    owner.
-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The beneficiary (ies),       Unless the beneficiary elects to        Yes
THE ANNUITANT)                        or, if none, to the          continue the Contract rather than
                                      surviving joint owner.       receive a distribution.
-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT       The surviving joint          Unless the spousal beneficiary          Yes
THE ANNUITANT)                        owner.                       elects to continue the Contract.
-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE       The beneficiary (ies),       Unless the spouse elects to             Yes
ANNUITANT)                            or, if none, to the          continue the Contract.
                                      surviving joint owner.
                                                                   A spouse who is not the
                                                                   beneficiary may decline to
                                                                   receive the proceeds or to
                                                                   continue the Contract and
                                                                   instruct the Company to pay the
                                                                   beneficiary.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE             The beneficiary (ies),       Unless the beneficiary elects to        Yes
CONTRACT OWNER)                       or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER.              receive the distribution.

                                                                   Or, if there is a CONTINGENT
                                                                   ANNUITANT, then the CONTINGENT
                                                                   ANNUITANT becomes the ANNUITANT
                                                                   and the Contract continues in
                                                                   effect (generally using the
                                                                   original MATURITY DATE). The
                                                                   proceeds will then be paid upon
                                                                   the death of the CONTINGENT
                                                                   ANNUITANT or owner.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT        See death of "owner who                                              Yes
OWNER)                                is the ANNUITANT" above.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A           The beneficiary (ies),                                               Yes (Death of
NON-NATURAL ENTITY/TRUST)             or if none, to the                                                   ANNUITANT is
                                      owner.                                                               treated as death
                                                                                                           of the owner in
                                                                                                           these circumstances.)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               MANDATORY
    BEFORE THE MATURITY DATE,         THE COMPANY WILL                                                       PAYOUT RULES
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:         UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING        No death proceeds are                                                N/A
ANNUITANT IS STILL ALIVE)             payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,         THE COMPANY WILL                                                        PAYOUT RULES
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:         UNLESS. . .                                    APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                     The beneficiary (ies),       Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive a distribution.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options, as described above. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is

1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002, respectively. Both TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (Separate

Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information. Since the Separate Accounts are newly established, there are no financial statements for this account.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Market (f/k/a Smith Barney), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Merrill Lynch, NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

The Contracts feature Portfolios of the Scudder Variable Series I and II as Variable Funding Options. Scudder Variable Series I and II are advised by Deutsche Investment Management Americas Inc. and are distributed by its affiliate, Scudder Distributors, Inc. ("SDI"). The Company and TDLLC have entered into a distribution arrangement with SDI under which a fee is payable by the Company and TDLLC to SDI based on the amount of new sales each year for providing wholesale distribution support in relation to the Contracts. Scudder Variable Series I and II and SDI have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by SDI (based on average net assets of the Funds attributable to the Contracts) in connection with the Company's provision of administrative, marketing or other support services to the Fund.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
--------------------------------------------------------------------------------

                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Credit Suisse Trust

   Emerging Markets Portfolio (6/03)........................   2003        1.000           1.321                      --

   Global Post-Venture Capital Portfolio (6/03).............   2003        1.000           1.240                      --

Dreyfus Investment Portfolio

   Dreyfus MidCap Stock Portfolio-- Service Shares (6/03)...   2003        1.000           1.173                      --

Dreyfus Socially Responsible Growth Fund, Inc.

   Dreyfus Socially Responsible Growth Fund, Inc.-- Service
   Shares (6/03)............................................   2003        1.000           1.127                      --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF-- Utilities Fund (6/03)......................   2003        1.000           1.068                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio-- Class B (6/03)   2003        1.000           1.165                   3,070

Scudder Variable Series I

   21st Century Growth Portfolio-- Class B (6/03)...........   2003        1.000           1.129                      --

   Capital Growth Portfolio-- Class B (6/03)................   2003        1.000           1.117                      --

   Global Discovery Portfolio-- Class B (6/03)..............   2003        1.000           1.255                   1,444

   Growth and Income Portfolio-- Class B (6/03).............   2003        1.000           1.129                   3,187

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Health Sciences Portfolio-- Class B (6/03)...............   2003        1.000           1.125                      --

   International Portfolio-- Class B (6/03).................   2003        1.000           1.186                   4,604

Scudder Variable Series II

   Scudder Aggressive Growth Portfolio-- Class B (6/03).....   2003        1.000           1.166                      --

   Scudder Blue Chip Portfolio-- Class B (6/03).............   2003        1.000           1.157                  16,144

   Scudder Contrarian Value Portfolio-- Class B (6/03)......   2003        1.000           1.164                   1,556

   Scudder Fixed Income Portfolio-- Class B (6/03)..........   2003        1.000           0.990                 120,178

   Scudder Global Blue Chip Portfolio-- Class B (6/03)......   2003        1.000           1.182                      --

   Scudder Government Securities Portfolio-- Class B (6/03).   2003        1.000           0.997                      --

   Scudder Growth Portfolio-- Class B (6/03)................   2003        1.000           1.110                  15,061

   Scudder High Income Portfolio-- Class B (6/03)...........   2003        1.000           1.093                  14,993

   Scudder International Select Equity Portfolio --

   Class B (6/03)...........................................   2003        1.000           1.211                   1,499

   Scudder Money Market Portfolio-- Class B (6/03)..........   2003        1.000           0.992                      --

   Scudder Small Cap Growth Portfolio-- Class B (6/03)......   2003        1.000           1.134                   1,591

   Scudder Strategic Income Portfolio-- Class B (6/03)......   2003        1.000           0.986                  16,555

   Scudder Technology Growth Portfolio-- Class B (6/03).....   2003        1.000           1.217                      --

   Scudder Total Return Portfolio-- Class B (6/03)..........   2003        1.000           1.065                      --

   SVS Davis Venture Value Portfolio-- Class B (6/03).......   2003        1.000           1.160                   7,313

   SVS Dreman Financial Services Portfolio-- Class B (6/03).   2003        1.000           1.131                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   SVS Dreman High Return Equity Portfolio-- Class B (6/03).   2003        1.000           1.164                  13,919

   SVS Dreman Small Cap Value Portfolio-- Class B (6/03)....   2003        1.000           1.246                   1,443

   SVS Eagle Focused Large Cap Growth Portfolio --

   Class B (6/03)...........................................   2003        1.000           1.120                   4,838

   SVS Focus Value & Growth Portfolio-- Class B (6/03)......   2003        1.000           1.159                      --

   SVS Index 500 Portfolio-- Class B (6/03).................   2003        1.000           1.134                   6,711

   SVS INVESCO Dynamic Growth Portfolio-- Class B (6/03)....   2003        1.000           1.177                      --

   SVS Janus Growth And Income Portfolio-- Class B (6/03)...   2003        1.000           1.121                   4,828

   SVS Janus Growth Opportunities Portfolio-- Class B (6/03)   2003        1.000           1.112                      --

   SVS MFS Strategic Value Portfolio-- Class B (6/03).......   2003        1.000           1.124                   4,838

   SVS Oak Strategic Equity Portfolio-- Class B (6/03)......   2003        1.000           1.195                      --

   SVS Turner Mid Cap Growth Portfolio-- Class B (6/03).....   2003        1.000           1.214                      --

The Alger American Fund

   Alger American Balanced Portfolio-- Class S Shares (6/03)   2003        1.000           1.064                  55,895

   Alger American Leveraged AllCap Portfolio -- Class S

   Shares (6/03)............................................   2003        1.000           1.123                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Credit Suisse Trust

   Emerging Markets Portfolio (6/03)........................   2003        1.000           1.315                   1,000

   Global Post-Venture Capital Portfolio (6/03).............   2003        1.000           1.234                   1,000

Dreyfus Investment Portfolio

   Dreyfus MidCap Stock Portfolio-- Service Shares (6/03)...   2003        1.000           1.168                   2,000

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)............................................   2003        1.000           1.122                   3,000

INVESCO Variable Investment Funds, Inc.

   INVESCO VIF-- Utilities Fund (6/03)......................   2003        1.000           1.063                   2,000

Scudder Investments VIT Funds

   Scudder Real Estate Securities Portfolio-- Class B (6/03)   2003        1.000           1.160                   2,000

Scudder Variable Series I

   21st Century Growth Portfolio-- Class B (6/03)...........   2003        1.000           1.124                   1,000

   Capital Growth Portfolio-- Class B (6/03)................   2003        1.000           1.112                   2,000

   Global Discovery Portfolio-- Class B (6/03)..............   2003        1.000           1.249                   1,000

   Growth and Income Portfolio-- Class B (6/03).............   2003        1.000           1.124                   1,000

   Health Sciences Portfolio-- Class B (6/03)...............   2003        1.000           1.119                   1,000

   International Portfolio-- Class B (6/03).................   2003        1.000           1.181                   1,000

Scudder Variable Series II

   Scudder Aggressive Growth Portfolio-- Class B (6/03).....   2003        1.000           1.161                   1,000

   Scudder Blue Chip Portfolio-- Class B (6/03).............   2003        1.000           1.152                   2,000

   Scudder Contrarian Value Portfolio-- Class B (6/03)......   2003        1.000           1.159                   2,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Scudder Fixed Income Portfolio-- Class B (6/03)..........   2003        1.000           0.985                   2,000

   Scudder Global Blue Chip Portfolio-- Class B (6/03)......   2003        1.000           1.177                   1,000

   Scudder Government Securities Portfolio-- Class B (6/03).   2003        1.000           0.992                   2,000

   Scudder Growth Portfolio-- Class B (6/03)................   2003        1.000           1.105                   2,000

   Scudder High Income Portfolio-- Class B (6/03)...........   2003        1.000           1.088                      --

   Scudder International Select Equity Portfolio --
   Class B (6/03)...........................................   2003        1.000           1.206                   1,000

   Scudder Money Market Portfolio-- Class B (6/03)..........   2003        1.000           0.987                   1,000

   Scudder Small Cap Growth Portfolio-- Class B (6/03)......   2003        1.000           1.129                   1,000

   Scudder Strategic Income Portfolio-- Class B (6/03)......   2003        1.000           0.982                   2,000

   Scudder Technology Growth Portfolio-- Class B (6/03).....   2003        1.000           1.212                   1,000

   Scudder Total Return Portfolio-- Class B (6/03)..........   2003        1.000           1.060                   2,000

   SVS Davis Venture Value Portfolio-- Class B (6/03).......   2003        1.000           1.154                   1,000

   SVS Dreman Financial Services Portfolio-- Class B (6/03).   2003        1.000           1.126                   2,000

   SVS Dreman High Return Equity Portfolio-- Class B (6/03).   2003        1.000           1.159                   1,000

   SVS Dreman Small Cap Value Portfolio-- Class B (6/03)....   2003        1.000           1.241                   2,000

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (6/03)...........................................   2003        1.000           1.115                   1,000

   SVS Focus Value & Growth Portfolio-- Class B (6/03)......   2003        1.000           1.154                   2,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   SVS Index 500 Portfolio-- Class B (6/03).................   2003        1.000           1.129                   1,000

   SVS INVESCO Dynamic Growth Portfolio-- Class B (6/03)....   2003        1.000           1.172                   1,000

   SVS Janus Growth And Income Portfolio-- Class B (6/03)...   2003        1.000           1.116                   1,000

   SVS Janus Growth Opportunities Portfolio-- Class B (6/03)   2003        1.000           1.107                   1,000

   SVS MFS Strategic Value Portfolio-- Class B (6/03).......   2003        1.000           1.119                   1,000

   SVS Oak Strategic Equity Portfolio-- Class B (6/03)......   2003        1.000           1.190                   1,000

   SVS Turner Mid Cap Growth Portfolio-- Class B (6/03).....   2003        1.000           1.209                   1,000

The Alger American Fund

   Alger American Balanced Portfolio-- Class S Shares (6/03)   2003        1.000           1.059                      --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (6/03)............................................   2003        1.000           1.118                   3,000


                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX B
--------------------------------------------------------------------------------

                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Credit Suisse Trust

   Emerging Markets Portfolio (9/03)........................   2003        1.000           1.321                   8,699

   Global Post-Venture Capital Portfolio (11/03)............   2003        1.000           1.240                      --

Dreyfus Investment Portfolio

   Dreyfus MidCap Stock Portfolio-- Service Shares (7/03)...   2003        1.000           1.173                  18,930

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.-- Service
   Shares (12/03)...........................................   2003        1.000           1.127                      --

INVESCO Variable Investment Funds, Inc.

   INVESCO VIF-- Utilities Fund (9/03)......................   2003        1.000           1.068                      --

Scudder Investments VIT Funds

   Scudder Real Estate Securities Portfolio-- Class B (7/03)   2003        1.000           1.165                  24,895

Scudder Variable Series I

   21st Century Growth Portfolio-- Class B (9/03)...........   2003        1.000           1.129                   5,447

   Capital Growth Portfolio-- Class B (7/03)................   2003        1.000           1.117                  43,222

   Global Discovery Portfolio-- Class B (7/03)..............   2003        1.000           1.255                      --

   Growth and Income Portfolio-- Class B (8/03).............   2003        1.000           1.129                   8,395

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Health Sciences Portfolio-- Class B (7/03)...............   2003        1.000           1.125                     979

   International Portfolio-- Class B (7/03).................   2003        1.000           1.186                   9,693

Scudder Variable Series II

   Scudder Aggressive Growth Portfolio-- Class B (7/03).....   2003        1.000           1.166                   5,251

   Scudder Blue Chip Portfolio-- Class B (7/03).............   2003        1.000           1.157                  43,123

   Scudder Contrarian Value Portfolio-- Class B (7/03)......   2003        1.000           1.164                  26,676

   Scudder Fixed Income Portfolio-- Class B (7/03)..........   2003        1.000           0.990                 201,066

   Scudder Global Blue Chip Portfolio-- Class B (8/03)......   2003        1.000           1.182                      --

   Scudder Government Securities Portfolio-- Class B (7/03).   2003        1.000           0.997                 127,781

   Scudder Growth Portfolio-- Class B (9/03)................   2003        1.000           1.110                  23,052

   Scudder High Income Portfolio-- Class B (7/03)...........   2003        1.000           1.093               1,510,883

   Scudder International Select Equity Portfolio --
   Class B (7/03)...........................................   2003        1.000           1.211                  70,201

   Scudder Money Market Portfolio-- Class B (7/03)..........   2003        1.000           0.992              12,034,682

   Scudder Small Cap Growth Portfolio-- Class B (7/03)......   2003        1.000           1.134                  96,300

   Scudder Strategic Income Portfolio-- Class B (7/03)......   2003        1.000           0.986                  13,436

   Scudder Technology Growth Portfolio-- Class B (7/03).....   2003        1.000           1.217                  73,874

   Scudder Total Return Portfolio-- Class B (7/03)..........   2003        1.000           1.065                  21,045

   SVS Davis Venture Value Portfolio-- Class B (7/03).......   2003        1.000           1.160                  33,080

   SVS Dreman Financial Services Portfolio-- Class B (9/03).   2003        1.000           1.131                     980

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   SVS Dreman High Return Equity Portfolio-- Class B (7/03).   2003        1.000           1.164                 154,871

   SVS Dreman Small Cap Value Portfolio-- Class B (7/03)....   2003        1.000           1.246                  75,127

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (7/03)...........................................   2003        1.000           1.120                   3,372

   SVS Focus Value & Growth Portfolio-- Class B (1/04)......   2003        1.000           1.159                      --

   SVS Index 500 Portfolio-- Class B (10/03)................   2003        1.000           1.134                  20,870

   SVS INVESCO Dynamic Growth Portfolio-- Class B (9/03)....   2003        1.000           1.177                   1,830

   SVS Janus Growth And Income Portfolio-- Class B (7/03)...   2003        1.000           1.121                  25,012

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03)..........................................   2003        1.000           1.112                      --

   SVS MFS Strategic Value Portfolio-- Class B (7/03).......   2003        1.000           1.124                   3,423

   SVS Oak Strategic Equity Portfolio-- Class B (7/03)......   2003        1.000           1.195                   7,067

   SVS Turner Mid Cap Growth Portfolio-- Class B (7/03).....   2003        1.000           1.214                  19,703

The Alger American Fund

   Alger American Balanced Portfolio-- Class S Shares (7/03)   2003        1.000           1.064                  31,739

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03)............................................   2003        1.000           1.123                  28,086

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Credit Suisse Trust

   Emerging Markets Portfolio (9/03)........................   2003        1.000           1.315                      --

   Global Post-Venture Capital Portfolio (11/03)............   2003        1.000           1.234                      --

Dreyfus Investment Portfolio

   Dreyfus MidCap Stock Portfolio-- Service Shares (7/03)...   2003        1.000           1.168                   2,807

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service
   Shares (12/03)...........................................   2003        1.000           1.122                      --

INVESCO Variable Investment Funds, Inc.

   INVESCO VIF-- Utilities Fund (9/03)......................   2003        1.000           1.063                      --

Scudder Investments VIT Funds

   Scudder Real Estate Securities Portfolio-- Class B (7/03)   2003        1.000           1.160                      --

Scudder Variable Series I

   21st Century Growth Portfolio-- Class B (9/03)...........   2003        1.000           1.124                      --

   Capital Growth Portfolio-- Class B (7/03)................   2003        1.000           1.112                      --

   Global Discovery Portfolio-- Class B (7/03)..............   2003        1.000           1.249                      --

   Growth and Income Portfolio-- Class B (8/03).............   2003        1.000           1.124                      --

   Health Sciences Portfolio-- Class B (7/03)...............   2003        1.000           1.119                   6,307

   International Portfolio-- Class B (7/03).................   2003        1.000           1.181                      --

Scudder Variable Series II

   Scudder Aggressive Growth Portfolio-- Class B (7/03).....   2003        1.000           1.161                   2,171

   Scudder Blue Chip Portfolio-- Class B (7/03).............   2003        1.000           1.152                   4,410

   Scudder Contrarian Value Portfolio-- Class B (7/03)......   2003        1.000           1.159                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Scudder Fixed Income Portfolio-- Class B (7/03)..........   2003        1.000           0.985                   6,586

   Scudder Global Blue Chip Portfolio-- Class B (8/03)......   2003        1.000           1.177                      --

   Scudder Government Securities Portfolio-- Class B (7/03).   2003        1.000           0.992                   6,522

   Scudder Growth Portfolio-- Class B (9/03)................   2003        1.000           1.105                      --

   Scudder High Income Portfolio-- Class B (7/03)...........   2003        1.000           1.088                   4,423

   Scudder International Select Equity Portfolio --
   Class B (7/03)...........................................   2003        1.000           1.206                      --

   Scudder Money Market Portfolio-- Class B (7/03)..........   2003        1.000           0.987                      --

   Scudder Small Cap Growth Portfolio-- Class B (7/03)......   2003        1.000           1.129                      --

   Scudder Strategic Income Portfolio-- Class B (7/03)......   2003        1.000           0.982                      --

   Scudder Technology Growth Portfolio-- Class B (7/03).....   2003        1.000           1.212                      --

   Scudder Total Return Portfolio-- Class B (7/03)..........   2003        1.000           1.060                   4,681

   SVS Davis Venture Value Portfolio-- Class B (7/03).......   2003        1.000           1.154                   3,351

   SVS Dreman Financial Services Portfolio-- Class B (9/03).   2003        1.000           1.126                      --

   SVS Dreman High Return Equity Portfolio-- Class B (7/03).   2003        1.000           1.159                      --

   SVS Dreman Small Cap Value Portfolio-- Class B (7/03)....   2003        1.000           1.241                      --

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (7/03)...........................................   2003        1.000           1.115                      --

   SVS Focus Value & Growth Portfolio-- Class B (1/04)......   2003        1.000           1.154                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   SVS Index 500 Portfolio-- Class B (10/03)................   2003        1.000           1.129                   3,017

   SVS INVESCO Dynamic Growth Portfolio-- Class B (9/03)....   2003        1.000           1.172                      --

   SVS Janus Growth And Income Portfolio-- Class B (7/03)...   2003        1.000           1.116                      --

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03)..........................................   2003        1.000           1.107                      --

   SVS MFS Strategic Value Portfolio-- Class B (7/03).......   2003        1.000           1.119                      --

   SVS Oak Strategic Equity Portfolio-- Class B (7/03)......   2003        1.000           1.190                   4,452

   SVS Turner Mid Cap Growth Portfolio-- Class B (7/03).....   2003        1.000           1.209                   4,372

The Alger American Fund

   Alger American Balanced Portfolio-- Class S Shares (7/03)   2003        1.000           1.059                      --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03)............................................   2003        1.000           1.118                      --


                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                       The Insurance Company
                       Principal Underwriter
                       Distribution and Principal Underwriting Agreement Valuation of Assets
                       Federal Tax Considerations
                       Independent Accountants
                       Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19948S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19949S.


Name:
            --------------------------------------------------------------------

Address:
            --------------------------------------------------------------------


            --------------------------------------------------------------------

L-19978                                                                May, 2004

           SCUDDER ADVOCATE ADVISOR - ST1 VARIABLE ANNUITY PROSPECTUS:
                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

This prospectus describes SCUDDER ADVOCATE ADVISOR - ST1 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." Your premium ("Purchase Payments") accumulates on a variable basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

CREDIT SUISSE TRUST                                             SCUDDER VARIABLE SERIES II (CONTINUED)
   Credit Suisse Trust Emerging Market Portfolio                   Scudder Income & Growth Strategy Portfolio -- Class B
   Credit Suisse Trust Global Post-Venture Capital                 Scudder International Select Equity Portfolio --
     Portfolio                                                       Class B
DREYFUS INVESTMENT PORTFOLIO                                       Scudder Large Cap Value Portfolio -- Class B(2)
   Dreyfus MidCap Stock Portfolio -- Service Shares                Scudder Money Market Portfolio -- Class B
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                     Scudder Small Cap Growth Portfolio -- Class B
   Dreyfus Socially Responsible Growth Fund, Inc. --               Scudder Strategic Income Portfolio -- Class B
     Service Shares                                                Scudder Technology Growth Portfolio -- Class B
INVESCO VARIABLE INVESTMENT FUNDS, INC.                            Scudder Total Return Portfolio-- Class B
   INVESCO VIF -- Utilities Fund                                   SVS Davis Venture Value Portfolio -- Class B
SCUDDER VARIABLE SERIES I                                          SVS Dreman Financial Services Portfolio -- Class B
   21st Century Growth Portfolio -- Class B                        SVS Dreman High Return Equity Portfolio -- Class B
   Capital Growth Portfolio -- Class B                             SVS Dreman Small Cap Value Portfolio -- Class B
   Global Discovery Portfolio -- Class B                           SVS Eagle Focused Large Cap Growth Portfolio -- Class B
   Growth and Income Portfolio -- Class B                          SVS Focus Value & Growth Portfolio -- Class B
   Health Sciences Portfolio -- Class B                            SVS Index 500 Portfolio -- Class B
   International Portfolio -- Class B                              SVS INVESCO Dynamic Growth Portfolio -- Class B
SCUDDER VARIABLE SERIES II                                         SVS Janus Growth And Income Portfolio -- Class B
   Scudder Aggressive Growth Portfolio -- Class B                  SVS Janus Growth Opportunites Portfolio -- Class B
   Scudder Blue Chip Portfolio -- Class B                          SVS MFS Strategic Value Portfolio -- Class B
   Scudder Conservative Income Strategy Portfolio -- Class B       SVS Oak Strategic Equity Portfolio -- Class B
   Scudder Fixed Income Portfolio -- Class B                       SVS Turner Mid Cap Growth Portfolio -- Class B
   Scudder Global Blue Chip Portfolio -- Class B                SCUDDER VIT FUNDS
   Scudder Government & Agency Securities Portfolio --             Scudder Real Estate Securities Portfolio --
     Class B                                                         Class B(1)
   Scudder Growth & Income Strategy Portfolio -- Class B        THE ALGER AMERICAN FUND
   Scudder Growth Portfolio-- Class B                              Alger American Balanced Portfolio -- Class S Shares
   Scudder Growth Strategy Portfolio -- Class B                     Alger American Leveraged AllCap Portfolio -- Class S
   Scudder High Income Portfolio -- Class B                          Shares

--------------

(1)   Formerly Scudder Government Securities Portfolio--        (2)   Formerly Scudder Contrarian Value Portfolio--
      Class B                                                         Class B

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary.................................................   3   Payment Options........................................    33
Summary..................................................   5      Election of Options.................................    33
Fee Table................................................   8      Annuity Options.....................................    34
Condensed Financial Information..........................  13      Variable Liquidity Benefit .........................    34
The Annuity Contract.....................................  13   Miscellaneous Contract Provisions......................    34
   Contract Owner Inquiries..............................  14      Right to Return.....................................    34
   Purchase Payments.....................................  14      Termination.........................................    35
   Accumulation Units....................................  14      Required Reports....................................    35
   The Variable Funding Options..........................  15      Suspension of Payments..............................    35
Charges and Deductions...................................  20   The Separate Accounts..................................    35
   General...............................................  20      Performance Information.............................    36
   Transfer Charge.......................................  21   Federal Tax Considerations.............................    36
   Administrative Charges................................  21      General Taxation of Annuities.......................    36
   Mortality and Expense Risk Charge.....................  21      Types of Contracts: Qualified and Non-qualified.....    36
   Guaranteed Minimum Withdrawal Benefit                           Qualified Annuity Contracts.........................    36
    Charge...............................................  21        Taxation of Qualified Annuity Contracts...........    37
   Enhanced Stepped-Up Provision Charge..................  21        Mandatory Distributions for Qualified Plans.......    37
   Variable Funding Option Expenses......................  21      Non-qualified Annuity Contracts.....................    37
   Premium Tax...........................................  22        Diversification Requirements for Variable
   Changes in Taxes Based upon                                         Annuities.......................................    38
     Premium or Value....................................  22        Ownership of the Investments......................    38
Transfers................................................  22        Taxation of Death Benefit Proceeds................    38
   Dollar Cost Averaging.................................  23      Other Tax Considerations............................    38
Access to Your Money.....................................  23        Treatment of Charges for Optional Benefits........    38
   Guaranteed Minimum Withdrawal Benefit.................  24        Penalty Tax for Premature Distribution............    39
   Systematic Withdrawals................................  25        Puerto Rico Tax Considerations....................    39
Ownership Provisions.....................................  26        Non-Resident Aliens...............................    39
   Types of Ownership....................................  26   Other Information......................................    39
     Contract Owner......................................  26      The Insurance Companies.............................    39
     Beneficiary.........................................  26      Financial Statements................................    39
     Annuitant...........................................  26      Distribution of Variable Annuity Contracts..........    40
Death Benefit............................................  27      Conformity with State and Federal Laws..............    41
   Death Proceeds before the Maturity Date...............  27      Voting Rights.......................................    41
   Enhanced Stepped-Up Provision.........................  29      Restrictions on Financial Transactions..............    41
   Payment of Proceeds...................................  29      Legal Proceedings and Opinions......................    41
   Spousal Contract Continuance..........................  31   Appendix A: Condensed Financial Information
   Beneficiary Contract Continuance......................  31      for The Travelers Separate Account 2002.............   A-1
   Death Proceeds after the Maturity Date................  32   Appendix B: Condensed Financial Information
The Annuity Period.......................................  32      for The Travelers Separate Account 2002.............   B-1
   Maturity Date.........................................  32   Appendix C: Contents of the
   Allocation of Annuity.................................  32      Statement of Additional Information.................   C-1
   Variable Annuity......................................  33
   Fixed Annuity.........................................  33

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                 SCUDDER ADVOCATE ADVISOR - ST1 VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors TIC Variable Annuity Separate Account 2002. The Travelers Life and Annuity Company sponsors TLAC Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either TIC Variable Annuity Separate Account 2002 or TLAC Variable Annuity Separate Account 2002, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.

We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E at an annual rate of 1.65% for the Standard Death Benefit, and 1.85% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? Because the contracts described in this prospectus are newly registered, there is no Accumulation Unit value information available as of the date of this prospectus.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       TRANSFER CHARGE........................................     $10(1)
       (assessed on transfers that exceed 12 per year)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................    $30(2)

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.65% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                 STANDARD DEATH BENEFIT     ENHANCED DEATH BENEFIT
                                               -------------------------  ---------------------------
Mortality and Expense Risk Charge...........             1.65%                      1.85%
Administrative Expense Charge...............             0.15%                      0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED...............             1.80%                      2.00%
Optional E.S.P. Charge......................             0.20%                      0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED........................             2.00%                      2.20%
Maximum Optional GMWB Charge................             1.00%(3)                   1.00%(3)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB ONLY SELECTED..........................             2.80%                      3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB SELECTED....................             3.00%                      3.20%

--------------
 (1)   We do not currently assess the transfer charge.
 (2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
 (3)   The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-376-0389.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     ------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.88%                          2.51%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE     NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL       WAIVER          ANNUAL
                                 MANAGEMENT      (12b-1)         OTHER     OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                     FEE           FEES        EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES
-----------------               ------------------------------------------------------- -------------------------------
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio..............      1.25%            --           0.56%        1.81%            --                --(12)
   Credit Suisse Trust
     Global Post-Venture
     Capital Portfolio......      1.25%            --           0.38%        1.63%            --                --(12)
DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock
     Portfolio -- Service
     Shares*................      0.75%           0.25%         0.06%        1.06%           0.06%           1.00%(1)
DREYFUS SOCIALLY
   RESPONSIBLE GROWTH FUND,
   INC.
   Dreyfus Socially
     Responsible Growth
     Fund, Inc. -- Service
     Shares*................      0.75%           0.25%         0.09%        1.09%            --             1.09%
INVESCO VARIABLE INVESTMENT
   FUNDS, INC.
   INVESCO VIF -- Utilities
     Fund...................      0.60%            --           0.55%        1.15%            --             1.15%(2)
SCUDDER VARIABLE SERIES I
   21st Century Growth
     Portfolio-- Class B*...      0.88%           0.25%         0.46%        1.59%            --             1.59%(3)
   Capital Growth Portfolio
    -- Class B*.............      0.47%           0.25%         0.17%        0.89%           0.25%           0.64%(5)
   Global Discovery
     Portfolio-- Class B*...      0.98%           0.25%         0.26%        1.49%           0.25%           1.24%(4)
   Growth and Income
     Portfolio-- Class B*...      0.48%           0.25%         0.18%        0.91%           0.25%           0.66%(5)
   Health Sciences
     Portfolio-- Class B*...      0.75%           0.25%         0.26%        1.26%           0.25%           1.01%(4)
   International Portfolio
    -- Class B*.............      0.88%           0.25%         0.23%        1.36%           0.25%           1.11%(5)
SCUDDER VARIABLE SERIES II
   Scudder Aggressive
     Growth Portfolio --
     Class B*...............      0.75%           0.25%         0.37%        1.37%           0.03%           1.34%(10)
   Scudder Blue Chip
     Portfolio-- Class B*...      0.65%           0.25%         0.20%        1.10%            --             1.10%(6)
   Scudder Conservative
     Income Strategy
     Portfolio-- Class B*...      0.15%           0.25%         1.02%        1.42%           0.67%           0.75%(7)
   Scudder Fixed Income
     Portfolio-- Class B*...      0.60%           0.25%         0.20%        1.05%            --             1.05%(10)
   Scudder Global Blue Chip
     Portfolio-- Class B*...      1.00%           0.25%         0.62%        1.87%            --             1.87%(6)
   Scudder Government &
     Agency Securities
     Portfolio-- Class B*...      0.55%           0.25%         0.20%        1.00%            --             1.00%(5)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE     NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL       WAIVER          ANNUAL
                                 MANAGEMENT      (12b-1)         OTHER     OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                     FEE           FEES        EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES
-----------------               ------------------------------------------------------- -------------------------------
   Scudder Growth & Income        0.15%           0.25%         1.07%        1.47%           0.72%           0.75%(7)
     Strategy Portfolio--
     Class B*...............
   Scudder Growth Portfolio
    -- Class B*.............      0.60%           0.25%         0.18%        1.03%            --             1.03%(5)
   Scudder Growth Strategy
     Portfolio-- Class B*...      0.15%           0.25%         1.10%        1.50%           0.75%           0.75%(7)
   Scudder High Income
     Portfolio-- Class B*...      0.60%           0.25%         0.21%        1.06%            --             1.06%(5)
   Scudder Income & Growth
     Strategy Portfolio --
     Class B*...............      0.15%           0.25%         1.04%        1.44%           0.69%           0.75%(7)
   Scudder International
     Select Equity
     Portfolio-- Class B*...      0.75%           0.25%         0.33%        1.33%            --             1.33%(5)
   Scudder Large Cap Value
     Portfolio-- Class B*...      0.75%           0.25%         0.19%        1.19%            --             1.19%(10)
   Scudder Money Market
     Portfolio-- Class B*...      0.50%           0.25%         0.18%        0.93%            --             0.93%(8)
   Scudder Small Cap Growth
     Portfolio-- Class B*...      0.65%           0.25%         0.18%        1.08%            --             1.08%(5)
   Scudder Strategic Income
     Portfolio-- Class B*...      0.65%           0.25%         0.31%        1.21%            --             1.21%(9)
   Scudder Technology
     Growth Portfolio --
     Class B*...............      0.75%           0.25%         0.25%        1.25%            --             1.25%(10)
   Scudder Total Return
     Portfolio-- Class B*...      0.55%           0.25%         0.19%        0.99%            --             0.99%(5)
   SVS Davis Venture Value
     Portfolio-- Class B*...      0.95%           0.25%         0.20%        1.40%            --             1.40%(10)
   SVS Dreman Financial
     Services Portfolio --
     Class B*...............      0.75%           0.25%         0.25%        1.25%            --             1.25%(10)
   SVS Dreman High Return
     Equity Portfolio --
     Class B*...............      0.73%           0.25%         0.20%        1.18%            --             1.18%(10)
   SVS Dreman Small Cap
     Value Portfolio --
     Class B*...............      0.75%           0.25%         0.19%        1.19%            --             1.19%(10)
   SVS Eagle Focused Large
     Cap Growth Portfolio --
     Class B*...............      0.95%           0.25%         0.29%        1.49%            --             1.49%(10)
   SVS Focus Value & Growth
     Portfolio-- Class B*...      0.75%           0.25%         0.25%        1.25%           0.01%           1.24%(10)
   SVS Index 500 Portfolio
    -- Class B*.............      0.37%           0.25%         0.26%        0.88%            --             0.88%(10)
   SVS INVESCO Dynamic
     Growth Portfolio --
     Class B*...............      1.00%           0.25%         0.60%        1.85%           0.16%           1.69%(10)
   SVS Janus Growth And
     Income Portfolio --
     Class B*...............      0.95%           0.25%         0.27%        1.47%            --             1.47%(10)
   SVS Janus Growth
     Opportunites Portfolio
    -- Class B*.............      0.95%           0.25%         0.27%        1.47%            --             1.47%(10)
   SVS MFS Strategic Value
     Portfolio-- Class B*...      0.95%           0.25%         1.12%        2.32%           0.78%           1.54%(10)
   SVS Oak Strategic Equity
     Portfolio-- Class B*...      0.95%           0.25%         0.32%        1.52%            --             1.52%(10)
   SVS Turner Mid Cap
     Growth Portfolio --
     Class B*...............      1.00%           0.25%         0.32%        1.57%            --             1.57%(10)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE     NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL       WAIVER          ANNUAL
                                 MANAGEMENT      (12b-1)         OTHER     OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                     FEE           FEES        EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES
-----------------               ------------------------------------------------------- -------------------------------
SCUDDER VIT FUNDS
   Scudder Real Estate
     Securities Portfolio --
     Class B*...............      0.90%           0.25%         1.36%        2.51%           0.76%           1.75%(11)
THE ALGER AMERICAN FUND
   Alger American Balanced
     Portfolio -- Class S
     Shares*................      0.75%           0.25%         0.12%        1.12%            --             1.12%
   Alger American Leveraged
     AllCap Portfolio --
     Class S Shares*........      0.85%           0.25%         0.12%        1.22%            --             1.22%

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

 (1) The expenses shown above reflect the portfolio adviser' waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2003. The adviser has agreed to continue the expense reimbursement until December 31, 2004.

 (2) The Fund's actual Other Expenses and Total Annual Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2002 were 0.55% and 1.15%, respectively, of the Fund's average net assets. Effective June 1, 2002 INVESCO is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund if such reimbursement does not cause the Fund to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitation may be changed at any time following consultation with the board of directors.

 (3) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, B share classes:
       Scudder Global Discovery (1.65%), Scudder 21st Century Growth (1.75%) and Scudder Health Sciences (1.35%). The other expenses category for the Class B Shares has been restated to reflect an estimated increase in expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

 (4) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, B share classes:
       Scudder Global Discovery (1.65%), Scudder 21st Century Growth (1.75%) and Scudder Health Sciences (1.35%). The other expenses category for the Class B Shares has been restated to reflect an estimated increase in expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

 (5) The Other Expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

 (6) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names for the class B shares: SVS MFS Strategic Value (1.55%), SVS Invesco Dynamic Growth (1.70%), SVS Turner Mid Cap Growth (1.70%), SVS Oak Strategic Equity (1.55%), SVS Davis Venture Value (1.55%), SVS Dreman High Return Equity (1.27%), SVS Focus Value+Growth (1.24%), SVS Eagle Focused Large Cap Growth (1.55%), SVS Dreman Financial Services (1.39%), SVS Janus Growth Opportunities (1.55%), SVS Janus Growth and Income (1.55%), Scudder Aggressive Growth (1.35%), Scudder Technology Growth (1.35%), Scudder Contrarian Value (1.20%), SVS Dreman Small Cap Value (1.24%), Scudder Fixed Income (1.20%), Scudder Strategic Income (1.30%), Scudder Blue Chip (1.35%), SVS Index 500 (0.95%), and Scudder Global Blue Chip (1.96%). The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares. Restated to reflect estimated net management fee rate; excludes 2003 waivers.

 (7) Other expenses are based on estimated amounts for the current fiscal year. Through April 30, 2005, the advisor, the underwriter and the accounting agent have contractually agreed to waive their respective fees to the extent necessary to maintain the portfolio's operating expenses at 0.75% of average daily net assets before the application of the weighted average total costs of the underlying funds. The range of average weighted net expense ratios have been reduced to contractual expense limitations and/or reimbursements where applicable, based on most recent prospectuses. Excluding the weighted average total cost of the underlying funds and considering the above referenced contractual waiver the fund's management fee, 12b-1 fee, other expenses and total annual operating expense are 0.15%, 0.25%, 0.35% and 0.75%, respectively.

 (8) The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the

       Fund. Record keeping fees can be charged up to 0.15% for Class B Shares. Restated to reflect estimated net 12b-1 fee rate; excludes 2003 waivers.

 (9) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, B share-classes, respectively: SVS MFS Strategic Value (1.55%), SVS Invesco Dynamic Growth (1.70%), SVS Turner Mid Cap Growth (1.70%), SVS Oak Strategic Equity (1.55%), SVS Davis Venture Value (1.55%), SVS Dreman High Return Equity (1.27%), SVS Focus Value+Growth (1.24%), SVS Eagle Focused Large Cap Growth (1.55%), SVS Dreman Financial Services (1.39% ), SVS Janus Growth Opportunities (1.55%), SVS Janus Growth and Income (1.55%), Scudder Aggressive Growth (1.35%), Scudder Technology Growth (1.35%), Scudder Large Cap Value (1.20%), SVS Dreman Small Cap Value (1.24%), Scudder Fixed Income (1.20%), Scudder Strategic Income (1.30%), Scudder Blue Chip (1.35%), SVS Index 500 (0.95%), and Scudder Global Blue Chip (1.96%). The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares. B-share class became effective on 5/1/03, therefore other expenses are estimated and annualized. Actual expenses may be greater or less than shown.

 (10) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names for the class B shares: SVS MFS Strategic Value (1.55%), SVS Invesco Dynamic Growth (1.70%), SVS Turner Mid Cap Growth (1.70%), SVS Oak Strategic Equity (1.55%), SVS Davis Venture Value (1.55%), SVS Dreman High Return Equity (1.27%), SVS Focus Value+Growth (1.24%), SVS Eagle Focused Large Cap Growth (1.55%), SVS Dreman Financial Services (1.39%), SVS Janus Growth Opportunities (1.55%), SVS Janus Growth and Income (1.55%), Scudder Aggressive Growth (1.35%), Scudder Technology Growth (1.35%), Scudder Large Cap Value (1.20%), SVS Dreman Small Cap Value (1.24%), Scudder Fixed Income (1.20%), Scudder Strategic Income (1.30%), Scudder Blue Chip (1.35%), SVS Index 500 (0.95%), and Scudder Global Blue Chip (1.96%). The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

 (11) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 1.50% for Class B shares. The portfolio became effective 5/1/03, therefore other expenses for Class B shares are estimated and annualized. Actual expenses may be greater or less than shown. The other expense category for the Class B shares reflects a compensation arrangement with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% of Class B shares.

 (12) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                            VOLUNTARY FEE
                                                                            WAIVER AND/OR
                                                                               EXPENSE              NET TOTAL ANNUAL
       FUNDING OPTION                                                       REIMBURSEMENT          OPERATING EXPENSES
                                                                       ------------------------  ------------------------
       Credit Suisse Trust Emerging Market Portfolio...............             0.41%                     1.40%
       Credit Suisse Trust Global Post-Venture Capital Portfolio...             0.23%                     1.40%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN**:
                                          -------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                            ------    -------   -------  --------    --------  -------   -------   ---------
Underlying Fund with Minimum Total
Annual Operating Expenses...............    411      1246      2095       4286      411       1246      2095      4286
Underlying Fund with Maximum Total
Annual Operating Expenses...............    570      1699      2811       5522      570       1699      2811      5522

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN**:
                                          -------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                            ------    -------   -------  --------    --------  -------   -------   ---------
Underlying Fund with Minimum Total
Annual Operating Expenses...............    352      1073      1815       3770      352       1073      1815      3770
Underlying Fund with Maximum Total
Annual Operating Expenses...............    512      1535      2555       5094      512       1535      2555      5094


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Scudder Advocate Advisor - ST1 Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding

Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                    MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
      DEATH BENEFIT/OPTIONAL FEATURE                ANNUITANT ON THE CONTRACT DATE
      ------------------------------------------    ------------------------------------------------
      Standard Death Benefit                        85
      Enhanced Death Benefit                        75
      Enhanced Stepped-Up Provision (E.S.P)         75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-376-0389.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time.

After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long term growth of capital. The       Credit Suisse Asset Management,
     Market Portfolio                     Fund normally invests in equity              LLC
                                          securities of companies located in, or       Subadviser: Credit Suisse Asset
                                          conducting a majority of their               Management Limited
                                          business, in emerging markets.

   Credit Suisse Trust Global             Seeks long-term growth of capital. The       Credit Suisse Asset Management,
     Post-Venture Capital Portfolio       Fund normally invests in equity              LLC
                                          securities of post-venture-capital           Subadviser: Abbott Capital
                                          companies of any size from at least          Management, LLC; Credit Suisse
                                          three countries, including the U.S.          Asset Management Limited (U.K),
                                                                                       (Japan), (Australia)
DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock Portfolio--       Seeks investment results that are            The Dreyfus Corporation
     Service Shares                       greater than the total return
                                          performance of publicly traded common
                                          stocks of medium-sized domestic
                                          companies in the aggregate, as
                                          represented by the S&P MidCap 400
                                          Index. The Fund normally invests in
                                          growth and value stocks of mid-size
                                          companies that are chosen through a
                                          disciplined investment process.
DREYFUS SOCIALLY RESPONSIBLE GROWTH
   FUND, INC.
   Dreyfus Socially Responsible           Seeks capital growth with current            The Dreyfus Corporation
     Growth Fund, Inc.-- Service          income as a secondary objective. The
     Shares                               Fund normally invests in the common
                                          stocks of companies that, in the
                                          opinion of the Fund's management, meet
                                          traditional investment standards and
                                          conduct their business in a manner that
                                          contributes to the enhancement of the
                                          quality of life in America.
INVESCO VARIABLE INVESTMENT FUNDS,
   INC.
   INVESCO VIF-- Utilities Fund           Seeks capital growth. Also seeks             INVESCO Funds Group, Inc.
                                          current income. The Fund normally
                                          invests in equity securities and
                                          equity-related instruments of companies
                                          engaged in the utilities-related
                                          industries.
SCUDDER VARIABLE SERIES I
   21st Century Growth Portfolio--        Seeks long-term growth of capital. The       Deutsche Investment Management
     Class B                              Fund normally invests in equity              Americas Inc.
                                          securities issued by emerging growth
                                          companies.

   Capital Growth Portfolio-- Class B     Seeks long-term capital growth. The          Deutsche Investment Management
                                          Fund normally invests in common stocks       Americas Inc.
                                          of established US companies that are
                                          believed to have the potential to
                                          display above-average earnings growth,
                                          are industry leaders or are potential
                                          industry leaders, have strong product
                                          position and effective company
                                          management.

   Global Discovery Portfolio--           Seeks above-average capital                  Deutsche Investment Management
     Class B                              appreciation over the long term. The         Americas Inc.
                                          Fund normally invests in common stocks
                                          and other equities of small companies
                                          throughout the world, generally with a
                                          focus on countries within developed
                                          economies.

   Growth and Income Portfolio--          Seeks long-term growth of capital,           Deutsche Investment Management
     Class B                              current income and growth of income.         Americas Inc.
                                          The Fund normally invests in equities
                                          of large U.S. companies, although it

                                          may invest in companies of any size and
                                          from any country.
   Health Sciences Portfolio--            Seeks long-term growth of capital. The       Deutsche Investment Management
     Class B                              Fund normally invests in common stocks       Americas Inc.
                                          of companies of any size in the health
                                          care sector (e.g. pharmaceuticals,
                                          biotechnology, medical products and
                                          supplies, health care services).

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
   International Portfolio-- Class B      Seeks long-term growth of capital. The       Deutsche Investment Management
                                          Fund normally invests in common stocks       Americas Inc.
                                          of established companies listed on           Subadviser: Deutsche Asset
                                          foreign exchanges.                           Management Services Ltd.
SCUDDER VARIABLE SERIES II
   Scudder Aggressive Growth              Seeks capital appreciation. The Fund         Deutsche Investment Management
     Portfolio-- Class B                  uses aggressive investment techniques        Americas Inc.
                                          and normally invests in equities --
                                          usually common stocks-- of U.S.
                                          companies.

   Scudder Blue Chip Portfolio--          Seeks growth of capital and income. The      Deutsche Investment Management
     Class B                              Fund normally invests in common stocks       Americas Inc.
                                          of large U.S. companies that are
                                          similar in size to companies in the S&P
                                          500 Index and are considered by the
                                          portfolio managers to be "blue chip"
                                          companies. Blue chip companies are
                                          typically well-known, solidly
                                          positioned within their industry, with
                                          strong management, easy access to
                                          credit, and established earnings and
                                          dividend history.

   Scudder Conservative Income            Seeks current income and secondarily         Deutsche Investment Management
     Strategy Portfolio-- Class B         long-term growth of capital. The Fund        Americas Inc.
                                          normally invests in other Scudder funds
                                          that invest across a range of asset
                                          classes, utilizing a wide variety of
                                          securities and investment styles.
                                          Additionally, the Fund directly invests
                                          in derivative securities and other
                                          alternative investments to manage risk
                                          and enhance return.

   Scudder Fixed Income Portfolio--       Seeks high current income. The Fund          Deutsche Investment Management
     Class B                              normally invests in a diversified            Americas Inc.
                                          portfolio of fixed-income securities in
                                          the top four grades of credit quality.

   Scudder Global Blue Chip               Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio-- Class B                  Fund normally invests in common stocks       Americas Inc.
                                          and other equity securities of
                                          companies throughout the world
                                          considered by the portfolio managers to
                                          be "blue chip." Blue chip companies are
                                          typically well-known, solidly
                                          positioned within their industry, with
                                          strong management, easy access to
                                          credit and established earnings and
                                          dividend history.

   Scudder Government & Agency            Seeks high current income consistent         Deutsche Investment Management
     Securities Portfolio-- Class B       with preservation of capital. The Fund       Americas Inc.
                                          normally invests in U.S. government
                                          securities and repurchase agreements of
                                          U.S. government securities.

   Scudder Growth & Income Strategy       Seeks a balance of long-term growth of       Deutsche Investment Management
     Portfolio -- Class B                 capital and current income with an           Americas Inc.
                                          emphasis on growth of capital. The Fund
                                          normally invests in other Scudder funds
                                          that invest across a range of asset
                                          classes, utilizing a wide variety of
                                          securities and investment styles.
                                          Additionally, the Fund directly invests
                                          in derivative securities and other
                                          alternative investments to manage risk
                                          and enhance returns.

   Scudder Growth Portfolio-- Class B     Seeks maximum appreciation of capital.       Deutsche Investment Management
                                          The Fund normally invests in the common      Americas Inc.
                                          stocks of large U.S. companies that are
                                          similar in size to the companies in the
                                          Russell 1000 Growth Index. The
                                          portfolio managers look for companies
                                          that have strong product lines,
                                          effective management and leadership
                                          positions within core markets.

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
   Scudder Growth Strategy Portfolio      Seeks long-term growth of capital. The       Deutsche Investment Management
    -- Class B                            Fund normally invests in other Scudder       Americas Inc.
                                          funds that invest across a range of
                                          asset classes, utilizing a wide variety
                                          of securities and investment styles.
                                          Additionally, the Fund directly invests
                                          in derivative securities and other
                                          alternative investments to manage risk
                                          and enhance return.

   Scudder High Income Portfolio--        Seeks to provide a high level of             Deutsche Investment Management
     Class B                              current income. The Fund normally            Americas Inc.
                                          invests in lower-rated high yield/high
                                          risk fixed-income securities, often
                                          called junk bonds.

   Scudder Income & Growth Strategy       Seeks a balance of current income and        Deutsche Investment Management
     Portfolio -- Class B                 long-term growth of capital with an          Americas Inc.
                                          emphasis on current income. The Fund
                                          normally invests in other Scudder funds
                                          that invest across a range of asset
                                          classes, utilizing a wide variety of
                                          securities and investment styles.
                                          Additionally, the Fund directly invests
                                          in derivative securities and other
                                          alternative investments to manage risk
                                          and enhance return.

   Scudder International Select           Seeks capital appreciation. The Fund         Deutsche Investment Management
     Equity Portfolio-- Class B           normally invests in a focused list of        Americas Inc.
                                          approximately 40 stocks, with 50% of         Subadviser: Deutsche Asset
                                          its assets invested in securities that       Management Investments Services
                                          are represented on the MSCI EAFE Index       Ltd.
                                          and the other 50% invested in non-Index
                                          securities of companies located in the
                                          countries that make up the Index, such
                                          as Germany, Australia, Singapore and
                                          Japan.

   Scudder Large Cap Value Portfolio      Seeks a high rate of total return. The       Deutsche Investment Management
    -- Class B                            Fund normally invests in common stocks       Americas Inc.
                                          and other equity securities of large
                                          U.S. companies that are similar in size
                                          to the companies in the Russell 1000
                                          Value Index and that the portfolio
                                          managers believe are undervalued.

   Scudder Money Market Portfolio --      Seeks maximum current income to the          Deutsche Investment Management
     Class B                              extent consistent with stability of          Americas Inc.
                                          principal. The Fund normally invests in
                                          high-quality short-term securities, as
                                          well as repurchase agreements.

   Scudder Small Cap Growth               Seeks maximum appreciation of                Deutsche Investment Management
     Portfolio-- Class B                  investors' capital. The Fund normally        Americas Inc.
                                          invests in small capitalization stocks
                                          of companies with a history of revenue
                                          growth, effective management and strong

                                          balance sheets, among other factors.
   Scudder Strategic Income               Seeks high current income. The Fund          Deutsche Investment Management
     Portfolio-- Class B                  normally invests in bonds issued by US       Americas Inc.
                                          and foreign corporations and
                                          governments.

   Scudder Technology Growth              Seeks growth of capital. The Fund            Deutsche Investment Management
     Portfolio-- Class B                  normally invests in common stocks of US      Americas Inc.
                                          companies of any size that are in the
                                          technology sector (e.g.
                                          semi-conductors, software, telecom
                                          equipment and computer/hardware).

   Scudder Total Return Portfolio--       Seeks high total return, a combination       Deutsche Investment Management
     Class B                              of income and capital appreciation. The      Americas Inc.
                                          Fund normally invests in a mix of
                                          stocks and bonds, including common
                                          stocks, convertible securities,
                                          corporate bonds, US government bonds
                                          and mortgage- and asset-backed
                                          securities.

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
   SVS Davis Venture Value Portfolio      Seeks growth of capital. The Fund            Deutsche Investment Management
    -- Class B                            normally invests in common stock of US       Americas Inc.
                                          companies with market capitalizations        Subadviser: Davis Selected
                                          of at least $5 billion that are              Advisers, L.P.
                                          believed to be quality, overlooked
                                          growth companies at value prices.

   SVS Dreman Financial Services          Seeks to provide long-term capital           Deutsche Investment Management
     Portfolio-- Class B                  appreciation. The Fund normally invests      Americas Inc.
                                          in equity securities of financial            Subadviser: Dreman Value
                                          services companies (e.g. banks,              Management L.L.C.
                                          insurance companies, savings and loans,
                                          securities brokerage firms and
                                          diversified financial companies).

   SVS Dreman High Return Equity          Seeks to achieve a high rate of total        Deutsche Investment Management
     Portfolio-- Class B                  return. The Fund normally invests in         Americas Inc.
                                          common stocks and other equity
                                          Subadviser: Dreman Value securities,
                                          with a focus on stocks of Management
                                          L.L.C. large US companies believed to
                                          be undervalued based on an analysis
                                          that includes price-to earnings
                                          ratios, book values, cash flows and
                                          yields.

   SVS Dreman Small Cap Value             Seeks long-term capital appreciation.        Deutsche Investment Management
     Portfolio-- Class B                  The Fund normally invests in                 Americas Inc.
                                          undervalued common stocks of small US        Subadviser: Dreman Value
                                          companies.                                   Management L.L.C.

   SVS Eagle Focused Large Cap            Seeks growth through long-term capital       Deutsche Investment Management
     Growth Portfolio-- Class B           appreciation. The Fund normally invests      Americas Inc.
                                          in equity securities of seasoned             Subadviser: Eagle Asset
                                          financially strong US growth companies.      Management, Inc.

   SVS Focus Value & Growth               Seeks growth of capital. The Fund            Deutsche Investment Management
     Portfolio-- Class B                  normally invests in US common stock,         Americas Inc.
                                          both growth and value stocks.                Subadviser: Jennison Associates
                                                                                       LLC; Dreman Value Management, LLC

   SVS Index 500 Portfolio-- Class B      Seeks returns that, before expenses,         Deutsche Investment Management
                                          correspond to the total return of US         Americas Inc.
                                          common stocks as represented by the S&P      Subadviser: Northern Trust
                                          500 Index. The Fund normally invests in      Investments, Inc.
                                          common stocks and securities included
                                          in the index.

   SVS INVESCO Dynamic Growth             Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio-- Class B                  Fund normally invests in equity              Americas Inc.
                                          securities of mid-sized companies,
                                          with Subadviser: INVESCO the core of
                                          the Fund invested in securities of
                                          established companies that are leaders
                                          in attractive growth markets with a
                                          history of strong returns.

   SVS Janus Growth And Income            Seeks long-term capital growth and           Deutsche Investment Management
     Portfolio-- Class B                  current income. The Fund normally            Americas Inc.
                                          invests in equity securities using a         Subadviser: Janus Capital
                                          "bottom-up" approach in choosing             Management LLC
                                          investments.

   SVS Janus Growth Opportunites          Seeks long-term growth of capital in a       Deutsche Investment Management
     Portfolio -- Class B                 manner consistent with the preservation      Americas Inc.
                                          of capital. The Fund normally invests        Subadviser: Janus Capital
                                          in equity securities selected for their      Management LLC
                                          growth potential.

   SVS MFS Strategic Value Portfolio      Seeks to provide capital appreciation.       Deutsche Investment Management
    -- Class B                            The Fund normally invests in common          Americas Inc.
                                          stocks and related securities, such as
                                          Subadviser: Massachusetts preferred
                                          stocks, convertible Financial Services
                                          ("MFS") securities and depository
                                          receipts, of companies believed to be
                                          undervalued in the market relative to
                                          their long term potential.

   SVS Oak Strategic Equity               Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio-- Class B                  Fund normally invests in equity              Americas Inc.
                                          securities, primarily the common stocks      Subadviser: Oak Associates, Ltd.
                                          of established US companies with large
                                          market capitalizations.

   SVS Turner Mid Cap Growth              Seeks capital appreciation. The Fund         Deutsche Investment Management
     Portfolio-- Class B                  normally invests in medium market            Americas Inc.
                                          capitalizations that are believed to         Subadviser: Turner Investment
                                          have strong earnings growth potential.       Partners, Inc.

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
SCUDDER VIT FUNDS
   Scudder Real Estate Securities         Seeks long-term capital appreciation         Deutsche Asset Management, Inc.
     Portfolio-- Class B                  and current income. The Fund normally
                                          invests in equity securities of real
                                          estate investment trusts ("REITS") and
                                          real estate companies.
THE ALGER AMERICAN FUND
   Alger American Balanced Portfolio      Seeks current income and long-term           Fred Alger Management, Inc.
    -- Class S Shares                     capital appreciation. The fund normally
                                          invests in stocks of companies with
                                          growth potential and in fixed-income
                                          securities, especially those which
                                          appear to have some potential for
                                          capital appreciation.

   Alger American Leveraged AllCap        Seeks long-term capital appreciation.        Fred Alger Management, Inc.
     Portfolio-- Class S Shares           The Fund normally invests in equity
                                          securities of companies of any size,
                                          which demonstrate growth potential, and
                                          the Fund can leverage up to one-third
                                          of its total assets to buy additional
                                          securities.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

       o sales and marketing expenses including commission payments to your sales agent, and

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value, and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks.

We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

       (1) from the distribution of death proceeds;

       (2) after an annuity payout has begun; or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge is 1.65% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.85% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no charge for this program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken Contract Year two:

------------------------------------------------------------------------------------------------------------------------------
                             ASSUMES 15% GAIN ON INVESTMENT                       ASSUMES 15% LOSS ON INVESTMENT
------------------------------------------------------------------------------------------------------------------------------
                     CONTRACT                                               CONTRACT
                      VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
------------------------------------------------------------------------------------------------------------------------------
CONTRACT DATE        $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL,
CONTRACT YEAR TWO    $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY          $105,000          $91,304               $4,565         $75,000           $88,235             $4,412
AFTER
WITHDRAWAL,                     [100,000 - (100,000     [5,000 - (5,000               [100,000 - (100,000    [5,000 - (5,000
CONTRACT YEAR TWO                x10,000/115,000)]     x10,000/115,000)]                x10,000/85,000)]    x10,000/85,000)]
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)            $10,000           $8,696                $435           $10,000          $11,765               $588
------------------------------------------------------------------------------------------------------------------------------

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

   If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

DEATH PROCEEDS BEFORE THE MATURITY DATE

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

       (a) the Contract Value on the Death Report Date

       (b) the Adjusted Purchase Payment (as described below)*

       (c) the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before age 80 and before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

       (a) the Contract Value on the Death Report Date;

       (b) the Adjusted Purchase Payment (as described below)*

       (c) the Step-Up Value (if any, as described below)

       (d) the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

       (a) the Contract Value on the Death Report Date

       (b) the Adjusted Purchase Payment (as described below)*

       (c) the Step-Up Value (if any, as described below)

       (d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday

--------------
 * If you have elected the GMWB Rider (Guaranteed Income Solution) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT:

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP UP VALUE:

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE:

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

       (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

       (b) any Purchase Payments made during the previous Contract Year

       (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

       (a) the roll-up death benefit value on the previous Contract Date anniversary

       (b) any Purchase Payments made since the previous Contract Date anniversary

       (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

--------------
 ** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION:

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

       50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000 - 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE INITIAL CONTRACT VALUE. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = 40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              MANDATORY
    BEFORE THE MATURITY DATE,           THE COMPANY WILL PAY                                                 PAYOUT RULES
     UPON THE DEATH OF THE                THE PROCEEDS TO:          UNLESS. . .                                 APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to THE           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
----------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.
----------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spousal beneficiary            Yes
THE ANNUITANT)                         owner.                       elects to continue the Contract.
----------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to THE           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    Or, if there is a CONTINGENT
                                                                    ANNUITANT, then the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    MATURITY DATE). The proceeds will
                                                                    then be paid upon the death of the
                                                                    CONTINGENT ANNUITANT or owner.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                     Annuitant is
                                       owner.                                                                 treated as
                                                                                                              death of the
                                                                                                              owner in
                                                                                                              these
                                                                                                              circumstances.)
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              MANDATORY
    BEFORE THE MATURITY DATE,           THE COMPANY WILL PAY                                                 PAYOUT RULES
     UPON THE DEATH OF THE                THE PROCEEDS TO:          UNLESS. . .                                 APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

There is no additional charge to continue the Contract; however, all contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

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

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options, as described above. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002, respectively. Both TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information. Since the Separate Accounts are newly established, there are no financial statements for this account.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Market (f/k/a Smith Barney), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Merrill Lynch, NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

The Contracts feature Portfolios of the Scudder Variable Series I and II as Variable Funding Options. Scudder Variable Series I and II are advised by Deutsche Investment Management Americas Inc. and are distributed by its affiliate, Scudder Distributors, Inc. ("SDI"). The Company and TDLLC have entered into a distribution arrangement with SDI under which a fee is payable by the Company and TDLLC to SDI based on the amount of new sales each year for providing wholesale distribution support in relation to the Contracts. Scudder Variable Series I and II and SDI have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by SDI (based on average net assets of the Funds attributable to the Contracts) in connection with the Company's provision of administrative, marketing or other support services to the Fund.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
--------------------------------------------------------------------------------

                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
Credit Suisse Trust
   Emerging Markets Portfolio (6/03)........................   2003        1.000           1.321                --

   Global Post-Venture Capital Portfolio (6/03).............   2003        1.000           1.239                --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio-- Service Shares (6/03)...   2003        1.000           1.173                --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service
   Shares (6/03)............................................   2003        1.000           1.126                --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF-- Utilities Fund (6/03)......................   2003        1.000           1.067                --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio-- Class B (6/03)   2003        1.000           1.165                --

Scudder Variable Series I
   21st Century Growth Portfolio-- Class B (6/03)...........   2003        1.000           1.129                --

   Capital Growth Portfolio-- Class B (6/03)................   2003        1.000           1.116                --

   Global Discovery Portfolio-- Class B (6/03)..............   2003        1.000           1.254                --

   Growth and Income Portfolio-- Class B (6/03).............   2003        1.000           1.129                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Health Sciences Portfolio-- Class B (6/03)...............   2003        1.000           1.124                --

   International Portfolio-- Class B (6/03).................   2003        1.000           1.186                --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio-- Class B (6/03).....   2003        1.000           1.166                --

   Scudder Blue Chip Portfolio-- Class B (6/03).............   2003        1.000           1.157                --

   Scudder Contrarian Value Portfolio-- Class B (6/03)......   2003        1.000           1.163                --

   Scudder Fixed Income Portfolio-- Class B (6/03)..........   2003        1.000           0.989                --

   Scudder Global Blue Chip Portfolio-- Class B (6/03)......   2003        1.000           1.181                --

   Scudder Government Securities Portfolio-- Class B (6/03).   2003        1.000           0.996                --

   Scudder Growth Portfolio-- Class B (6/03)................   2003        1.000           1.109                --

   Scudder High Income Portfolio-- Class B (6/03)...........   2003        1.000           1.093                --

   Scudder International Select Equity Portfolio --
   Class B (6/03)...........................................   2003        1.000           1.211                --

   Scudder Money Market Portfolio-- Class B (6/03)..........   2003        1.000           0.991                --

   Scudder Small Cap Growth Portfolio-- Class B (6/03)......   2003        1.000           1.134                --

   Scudder Strategic Income Portfolio-- Class B (6/03)......   2003        1.000           0.986                --

   Scudder Technology Growth Portfolio-- Class B (6/03).....   2003        1.000           1.217                --

   Scudder Total Return Portfolio-- Class B (6/03)..........   2003        1.000           1.064                --

   SVS Davis Venture Value Portfolio-- Class B (6/03).......   2003        1.000           1.159                --

   SVS Dreman Financial Services Portfolio-- Class B (6/03).   2003        1.000           1.130                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   SVS Dreman High Return Equity Portfolio-- Class B (6/03).   2003        1.000           1.164                --

   SVS Dreman Small Cap Value Portfolio-- Class B (6/03)....   2003        1.000           1.246                --

   SVS Eagle Focused Large Cap Growth Portfolio--
   Class B (6/03)...........................................   2003        1.000           1.119                --

   SVS Focus Value & Growth Portfolio-- Class B (6/03)......   2003        1.000           1.158                --

   SVS Index 500 Portfolio-- Class B (6/03).................   2003        1.000           1.133                --

   SVS INVESCO Dynamic Growth Portfolio-- Class B (6/03)....   2003        1.000           1.176                --

   SVS Janus Growth And Income Portfolio-- Class B (6/03)...   2003        1.000           1.121                --

   SVS Janus Growth Opportunities Portfolio-- Class B (6/03)   2003        1.000           1.111                --

   SVS MFS Strategic Value Portfolio-- Class B (6/03).......   2003        1.000           1.123                --

   SVS Oak Strategic Equity Portfolio-- Class B (6/03)......   2003        1.000           1.195                --

   SVS Turner Mid Cap Growth Portfolio-- Class B (6/03).....   2003        1.000           1.214                --

The Alger American Fund
   Alger American Balanced Portfolio-- Class S Shares (6/03)   2003        1.000           1.063                --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (6/03)............................................   2003        1.000           1.122                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
Credit Suisse Trust
   Emerging Markets Portfolio (6/03)........................   2003        1.000           1.315                --

   Global Post-Venture Capital Portfolio (6/03).............   2003        1.000           1.234                --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio-- Service Shares (6/03)...   2003        1.000           1.167                --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service
   Shares (6/03)............................................   2003        1.000           1.121                --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF-- Utilities Fund (6/03)......................   2003        1.000           1.063                --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio-- Class B (6/03)   2003        1.000           1.160                --

Scudder Variable Series I
   21st Century Growth Portfolio-- Class B (6/03)...........   2003        1.000           1.124                --

   Capital Growth Portfolio-- Class B (6/03)................   2003        1.000           1.111                --

   Global Discovery Portfolio-- Class B (6/03)..............   2003        1.000           1.249                --

   Growth and Income Portfolio-- Class B (6/03).............   2003        1.000           1.123                --

   Health Sciences Portfolio-- Class B (6/03)...............   2003        1.000           1.119                --

   International Portfolio-- Class B (6/03).................   2003        1.000           1.180                --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio-- Class B (6/03).....   2003        1.000           1.161                --

   Scudder Blue Chip Portfolio-- Class B (6/03).............   2003        1.000           1.151                --

   Scudder Contrarian Value Portfolio-- Class B (6/03)......   2003        1.000           1.158                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Scudder Fixed Income Portfolio-- Class B (6/03)..........   2003        1.000           0.985                --

   Scudder Global Blue Chip Portfolio-- Class B (6/03)......   2003        1.000           1.176                --

   Scudder Government Securities Portfolio-- Class B (6/03).   2003        1.000           0.992                --

   Scudder Growth Portfolio-- Class B (6/03)................   2003        1.000           1.104                --

   Scudder High Income Portfolio-- Class B (6/03)...........   2003        1.000           1.088                --

   Scudder International Select Equity Portfolio --
   Class B (6/03)...........................................   2003        1.000           1.205                --

   Scudder Money Market Portfolio-- Class B (6/03)..........   2003        1.000           0.987                --

   Scudder Small Cap Growth Portfolio-- Class B (6/03)......   2003        1.000           1.128                --

   Scudder Strategic Income Portfolio-- Class B (6/03)......   2003        1.000           0.981                --

   Scudder Technology Growth Portfolio-- Class B (6/03).....   2003        1.000           1.211                --

   Scudder Total Return Portfolio-- Class B (6/03)..........   2003        1.000           1.059                --

   SVS Davis Venture Value Portfolio-- Class B (6/03).......   2003        1.000           1.154                --

   SVS Dreman Financial Services Portfolio-- Class B (6/03).   2003        1.000           1.125                --

   SVS Dreman High Return Equity Portfolio-- Class B (6/03).   2003        1.000           1.158                --

   SVS Dreman Small Cap Value Portfolio-- Class B (6/03)....   2003        1.000           1.240                --

   SVS Eagle Focused Large Cap Growth Portfolio--
   Class B (6/03)...........................................   2003        1.000           1.114                --

   SVS Focus Value & Growth Portfolio-- Class B (6/03)......   2003        1.000           1.153                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   SVS Index 500 Portfolio-- Class B (6/03).................   2003        1.000           1.128                --

   SVS INVESCO Dynamic Growth Portfolio-- Class B (6/03)....   2003        1.000           1.171                --

   SVS Janus Growth And Income Portfolio-- Class B (6/03)...   2003        1.000           1.115                --

   SVS Janus Growth Opportunities Portfolio-- Class B (6/03)   2003        1.000           1.106                --

   SVS MFS Strategic Value Portfolio-- Class B (6/03).......   2003        1.000           1.118                --

   SVS Oak Strategic Equity Portfolio-- Class B (6/03)......   2003        1.000           1.189                --

   SVS Turner Mid Cap Growth Portfolio-- Class B (6/03).....   2003        1.000           1.208                --

The Alger American Fund
   Alger American Balanced Portfolio-- Class S Shares (6/03)   2003        1.000           1.059                --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (6/03)............................................   2003        1.000           1.117                --


                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX B
--------------------------------------------------------------------------------

                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
Credit Suisse Trust
   Emerging Markets Portfolio (9/03)........................   2003        1.000           1.321                --

   Global Post-Venture Capital Portfolio (11/03)............   2003        1.000           1.239                --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio-- Service Shares (7/03)...   2003        1.000           1.173                --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service
   Shares (12/03)...........................................   2003        1.000           1.126                --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF-- Utilities Fund (9/03)......................   2003        1.000           1.067                --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio-- Class B (7/03)   2003        1.000           1.165                --

Scudder Variable Series I
   21st Century Growth Portfolio-- Class B (9/03)...........   2003        1.000           1.129                --

   Capital Growth Portfolio-- Class B (7/03)................   2003        1.000           1.116                --

   Global Discovery Portfolio-- Class B (7/03)..............   2003        1.000           1.254                --

   Growth and Income Portfolio-- Class B (8/03).............   2003        1.000           1.129                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Health Sciences Portfolio-- Class B (7/03)...............   2003        1.000           1.124                --

   International Portfolio-- Class B (7/03).................   2003        1.000           1.186                --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio-- Class B (7/03).....   2003        1.000           1.166                --

   Scudder Blue Chip Portfolio-- Class B (7/03).............   2003        1.000           1.157                --

   Scudder Contrarian Value Portfolio-- Class B (7/03)......   2003        1.000           1.163                --

   Scudder Fixed Income Portfolio-- Class B (7/03)..........   2003        1.000           0.989                --

   Scudder Global Blue Chip Portfolio-- Class B (8/03)......   2003        1.000           1.181                --

   Scudder Government Securities Portfolio-- Class B (7/03).   2003        1.000           0.996                --

   Scudder Growth Portfolio-- Class B (9/03)................   2003        1.000           1.109                --

   Scudder High Income Portfolio-- Class B (7/03)...........   2003        1.000           1.093                --

   Scudder International Select Equity Portfolio --
   Class B (7/03)...........................................   2003        1.000           1.211                --

   Scudder Money Market Portfolio-- Class B (7/03)..........   2003        1.000           0.991                --

   Scudder Small Cap Growth Portfolio-- Class B (7/03)......   2003        1.000           1.134                --

   Scudder Strategic Income Portfolio-- Class B (7/03)......   2003        1.000           0.986                --

   Scudder Technology Growth Portfolio-- Class B (7/03).....   2003        1.000           1.217                --

   Scudder Total Return Portfolio-- Class B (7/03)..........   2003        1.000           1.064                --

   SVS Davis Venture Value Portfolio-- Class B (7/03).......   2003        1.000           1.159                --

   SVS Dreman Financial Services Portfolio-- Class B (9/03).   2003        1.000           1.130                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   SVS Dreman High Return Equity Portfolio-- Class B (7/03).   2003        1.000           1.164                --

   SVS Dreman Small Cap Value Portfolio-- Class B (7/03)....   2003        1.000           1.246                --

   SVS Eagle Focused Large Cap Growth Portfolio--
   Class B (7/03)...........................................   2003        1.000           1.119                --

   SVS Focus Value & Growth Portfolio-- Class B (1/04)......   2003        1.000           1.158                --

   SVS Index 500 Portfolio-- Class B (10/03)................   2003        1.000           1.133                --

   SVS INVESCO Dynamic Growth Portfolio-- Class B (9/03)....   2003        1.000           1.176                --

   SVS Janus Growth And Income Portfolio-- Class B (7/03)...   2003        1.000           1.121                --

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03)..........................................   2003        1.000           1.111                --

   SVS MFS Strategic Value Portfolio-- Class B (7/03).......   2003        1.000           1.123                --

   SVS Oak Strategic Equity Portfolio-- Class B (7/03)......   2003        1.000           1.195                --

   SVS Turner Mid Cap Growth Portfolio-- Class B (7/03).....   2003        1.000           1.214                --

The Alger American Fund
   Alger American Balanced Portfolio-- Class S Shares (7/03)   2003        1.000           1.063                --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03)............................................   2003        1.000           1.122                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
Credit Suisse Trust
   Emerging Markets Portfolio (9/03)........................   2003        1.000           1.315                --

   Global Post-Venture Capital Portfolio (11/03)............   2003        1.000           1.234                --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio-- Service Shares (7/03)...   2003        1.000           1.167                --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service
   Shares (12/03)...........................................   2003        1.000           1.121                --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF-- Utilities Fund (9/03)......................   2003        1.000           1.063                --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio-- Class B (7/03)   2003        1.000           1.160                --

Scudder Variable Series I
   21st Century Growth Portfolio-- Class B (9/03)...........   2003        1.000           1.124                --

   Capital Growth Portfolio-- Class B (7/03)................   2003        1.000           1.111                --

   Global Discovery Portfolio-- Class B (7/03)..............   2003        1.000           1.249                --

   Growth and Income Portfolio-- Class B (8/03).............   2003        1.000           1.123                --

   Health Sciences Portfolio-- Class B (7/03)...............   2003        1.000           1.119                --

   International Portfolio-- Class B (7/03).................   2003        1.000           1.180                --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio-- Class B (7/03).....   2003        1.000           1.161                --

   Scudder Blue Chip Portfolio-- Class B (7/03).............   2003        1.000           1.151                --

   Scudder Contrarian Value Portfolio-- Class B (7/03)......   2003        1.000           1.158                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   Scudder Fixed Income Portfolio-- Class B (7/03)..........   2003        1.000           0.985                --

   Scudder Global Blue Chip Portfolio-- Class B (8/03)......   2003        1.000           1.176                --

   Scudder Government Securities Portfolio-- Class B (7/03).   2003        1.000           0.992                --

   Scudder Growth Portfolio-- Class B (9/03)................   2003        1.000           1.104                --

   Scudder High Income Portfolio-- Class B (7/03)...........   2003        1.000           1.088                --

   Scudder International Select Equity Portfolio --
   Class B (7/03)...........................................   2003        1.000           1.205                --

   Scudder Money Market Portfolio-- Class B (7/03)..........   2003        1.000           0.987                --

   Scudder Small Cap Growth Portfolio-- Class B (7/03)......   2003        1.000           1.128                --

   Scudder Strategic Income Portfolio-- Class B (7/03)......   2003        1.000           0.981                --

   Scudder Technology Growth Portfolio-- Class B (7/03).....   2003        1.000           1.211                --

   Scudder Total Return Portfolio-- Class B (7/03)..........   2003        1.000           1.059                --

   SVS Davis Venture Value Portfolio-- Class B (7/03).......   2003        1.000           1.154                --

   SVS Dreman Financial Services Portfolio-- Class B (9/03).   2003        1.000           1.125                --

   SVS Dreman High Return Equity Portfolio-- Class B (7/03).   2003        1.000           1.158                --

   SVS Dreman Small Cap Value Portfolio-- Class B (7/03)....   2003        1.000           1.240                --

   SVS Eagle Focused Large Cap Growth Portfolio--
   Class B (7/03)...........................................   2003        1.000           1.114                --

   SVS Focus Value & Growth Portfolio-- Class B (1/04)......   2003        1.000           1.153                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------  ------------------
   SVS Index 500 Portfolio-- Class B (10/03)................   2003        1.000           1.128                --

   SVS INVESCO Dynamic Growth Portfolio-- Class B (9/03)....   2003        1.000           1.171                --

   SVS Janus Growth And Income Portfolio-- Class B (7/03)...   2003        1.000           1.115                --

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03)..........................................   2003        1.000           1.106                --

   SVS MFS Strategic Value Portfolio-- Class B (7/03).......   2003        1.000           1.118                --

   SVS Oak Strategic Equity Portfolio-- Class B (7/03)......   2003        1.000           1.189                --

   SVS Turner Mid Cap Growth Portfolio-- Class B (7/03).....   2003        1.000           1.208                --

The Alger American Fund
   Alger American Balanced Portfolio-- Class S Shares (7/03)   2003        1.000           1.059                --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03)............................................   2003        1.000           1.117                --


                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                           The Insurance Company
                           Principal Underwriter
                           Distribution and Principal Underwriting Agreement Valuation of Assets
                           Federal Tax Considerations
                           Independent Accountants
                           Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19948S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19949S.


Name:       --------------------------------------------------------------------

Address:    --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

L-23087                                                                 May 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                           PORTFOLIO ARCHITECT ACCESS
                                 VINTAGE ACCESS
                            SCUDDER ADVOCATE ADVISOR
                          SCUDDER ADVOCATE ADVISOR-ST1
                          SCUDDER ADVOCATE ADVISOR-TL4



                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                   MAY 3, 2004


                                       FOR


                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002


                                    ISSUED BY


                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling 1-800-842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY.....................................................     2
PRINCIPAL UNDERWRITER.....................................................     2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.........................     2
VALUATION OF ASSETS.......................................................     3
FEDERAL TAX CONSIDERATIONS................................................     4
INDEPENDENT AUDITORS......................................................     7
CONDENSED FINANCIAL INFORMATION...........................................     8
FINANCIAL STATEMENTS......................................................   F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company ("TLAC") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company is a wholly owned subsidiary of The Travelers Insurance Company, and an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

STATE REGULATION. The Company is subject to the laws of the State of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the State of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. TLAC Variable Annuity Separate Account 2002 (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and TLAC, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

------------------------------------------- ---------------------------------------- ----------------------------------------
                                             UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                    BY THE COMPANY                          RETAINED BY TDLLC
------------------------------------------- ---------------------------------------- ----------------------------------------

2003                                                       $121,903                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------

2002                                                       $103,960                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------

2001                                                       $124,215                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

                  (a) = investment income plus capital gains and losses (whether realized or unrealized);

                  (b) = any deduction for applicable taxes (presently zero); and

                  (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

    1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
   YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

                              INDEPENDENT AUDITORS

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of TLAC Variable Annuity Separate Account 2002 as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, financial statements and schedules of The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                              VINTAGE ACCESS (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (4/03)                                              2003        1.000           1.311                   7,899

   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)                                              2003        1.000           1.193                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (4/03)                 2003        1.000           1.371                      --

   Growth Fund -- Class 2 Shares (3/03)                        2003        1.000           1.348                      --

   Growth-Income Fund -- Class 2 Shares (3/03)                 2003        1.000           1.319                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (4/03)            2003        1.000           1.396                      --

   Mutual Shares Securities Fund -- Class 2 Shares (4/03)      2003        1.000           1.262                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (5/03)  2003        1.000           1.405                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/03)                               2003        1.000           1.222                      --

   Diversified Strategic Income Portfolio (4/03)               2003        1.000           1.076                      --

   Equity Index Portfolio -- Class II Shares (5/03)            2003        1.000           1.262                      --

   Fundamental Value Portfolio (3/03)                          2003        1.000           1.407                   7,847

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)           2003        1.000           1.316                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (12/03)                                           2003        1.000           1.067                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)        2003        1.000           1.044                      --

   Total Return Portfolio -- Administrative Class (3/03)       2003        1.000           1.021                  17,430

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)                                               2003        1.000           1.377                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (4/03)    2003        1.000           1.544                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)                              2003        1.000           1.404                      --

   Investors Fund -- Class I (3/03)                            2003        1.000           1.326                      --

   Small Cap Growth Fund -- Class I (5/03)                     2003        1.000           1.530                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/03)                2003        1.000           1.214                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/03)                                            2003        1.000           1.315                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03)                                                2003        1.000           1.284                 336,440

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (4/03)                                            2003        1.000           1.189                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03)                                            2003        1.000           1.308                  24,051

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (4/03)                                                2003        1.000           1.267                      --

The Travelers Series Trust
   Equity Income Portfolio (3/03)                              2003        1.000           1.320                      --

   Large Cap Portfolio (7/03)                                  2003        1.000           1.224                      --

   Lazard International Stock Portfolio (5/03)                 2003        1.000           1.324                      --

   Merrill Lynch Large Cap Core Portfolio (4/03)               2003        1.000           1.214                      --

   MFS Emerging Growth Portfolio (6/03)                        2003        1.000           1.248                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2003        1.000           1.259                      --

   MFS Total Return Portfolio (3/03)                           2003        1.000           1.168                  16,637

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (4/03)             2003        1.000           1.300                   7,897

   Smith Barney High Income Portfolio (3/03)                   2003        1.000           1.184                  79,095

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
   Smith Barney Large Capitalization Growth Portfolio (5/03)   2003        1.000           1.382                      --

   Smith Barney Mid Cap Core Portfolio (3/03)                  2003        1.000           1.297                      --

   Smith Barney Money Market Portfolio (3/03)                  2003        1.000           0.989                      --

   Strategic Equity Portfolio (5/03)                           2003        1.000           1.270                      --

   Travelers Managed Income Portfolio (3/03)                   2003        1.000           1.042                  17,850

   Van Kampen Enterprise Portfolio (7/03)                      2003        1.000           1.228                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (5/03)          2003        1.000           1.213                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (8/03)                                            2003        1.000           1.437                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (3/03)              2003        1.000           1.287                   8,347

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/03)                 2003        1.000           1.440                      --


                              VINTAGE ACCESS (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (4/03)                                              2003        1.000           1.309                  82,770

   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)                                              2003        1.000           1.192                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (4/03)                 2003        1.000           1.369                 197,920

   Growth Fund -- Class 2 Shares (3/03)                        2003        1.000           1.346                 747,497

   Growth-Income Fund -- Class 2 Shares (3/03)                 2003        1.000           1.317               1,597,963

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (4/03)            2003        1.000           1.393                 463,523

   Mutual Shares Securities Fund -- Class 2 Shares (4/03)      2003        1.000           1.260                 364,439

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)                                               2003        1.000           1.440                  15,709

   Templeton Foreign Securities Fund -- Class 2 Shares (5/03)  2003        1.000           1.403                 172,058

Greenwich Street Series Fund
   Appreciation Portfolio (4/03)                               2003        1.000           1.221                 296,363

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
   Diversified Strategic Income Portfolio (4/03)               2003        1.000           1.074                 260,925

   Equity Index Portfolio -- Class II Shares (5/03)            2003        1.000           1.260                 180,603

   Fundamental Value Portfolio (3/03)                          2003        1.000           1.405                 224,738

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)           2003        1.000           1.314                   5,103

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.329                  42,618

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.238                 132,649

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.253                 224,172

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03)                                           2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (12/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)        2003        1.000           1.042                 104,830

   Total Return Portfolio -- Administrative Class (3/03)       2003        1.000           1.019               1,312,100

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)                                               2003        1.000           1.375                  94,637

   Putnam VT Small Cap Value Fund -- Class IB Shares (4/03)    2003        1.000           1.541                  74,439

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)                              2003        1.000           1.402                  50,808

   Investors Fund -- Class I (3/03)                            2003        1.000           1.324                  52,094

   Small Cap Growth Fund -- Class I (5/03)                     2003        1.000           1.527                  81,822

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/03)                2003        1.000           1.212                  55,974

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/03)                                            2003        1.000           1.313                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03)                                                2003        1.000           1.282               2,351,951

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (4/03)                                            2003        1.000           1.187               1,323,479

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03)                                            2003        1.000           1.306                 191,942

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (4/03)                                                2003        1.000           1.265                 107,186

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Equity Income Portfolio (3/03)                              2003        1.000           1.318                 117,149

   Large Cap Portfolio (7/03)                                  2003        1.000           1.222                  13,476

   Lazard International Stock Portfolio (5/03)                 2003        1.000           1.322                  43,023

   Merrill Lynch Large Cap Core Portfolio (4/03)               2003        1.000           1.212                  25,929

   MFS Emerging Growth Portfolio (6/03)                        2003        1.000           1.246                   7,000

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.210                  19,456

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2003        1.000           1.257                  87,325

   MFS Total Return Portfolio (3/03)                           2003        1.000           1.167                 849,125

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)                                               2003        1.000           0.997                 177,825

   Smith Barney Aggressive Growth Portfolio (4/03)             2003        1.000           1.298                 397,075

   Smith Barney High Income Portfolio (3/03)                   2003        1.000           1.182                 282,311

   Smith Barney Large Capitalization Growth Portfolio (5/03)   2003        1.000           1.380                 218,751

   Smith Barney Mid Cap Core Portfolio (3/03)                  2003        1.000           1.295                  96,452

   Smith Barney Money Market Portfolio (3/03)                  2003        1.000           0.988               1,355,652

   Strategic Equity Portfolio (5/03)                           2003        1.000           1.268                  15,532

   Travelers Managed Income Portfolio (3/03)                   2003        1.000           1.040                 400,369

   Van Kampen Enterprise Portfolio (7/03)                      2003        1.000           1.226                   9,148

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (5/03)          2003        1.000           1.211                 311,266

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (8/03)                                            2003        1.000           1.434                  19,260

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (3/03)              2003        1.000           1.285                 183,952

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/03)                 2003        1.000           1.438                 103,075


                              VINTAGE ACCESS (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (4/03)                                              2003        1.000           1.307                  23,621

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)                                              2003        1.000           1.190                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (4/03)                 2003        1.000           1.367                 173,170

   Growth Fund -- Class 2 Shares (3/03)                        2003        1.000           1.344                 325,574

   Growth-Income Fund -- Class 2 Shares (3/03)                 2003        1.000           1.315                 433,447

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (4/03)            2003        1.000           1.391                  59,353

   Mutual Shares Securities Fund -- Class 2 Shares (4/03)      2003        1.000           1.258                  95,642

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)                                               2003        1.000           1.438                   6,755

   Templeton Foreign Securities Fund -- Class 2 Shares (5/03)  2003        1.000           1.401                  38,721

Greenwich Street Series Fund
   Appreciation Portfolio (4/03)                               2003        1.000           1.219                  25,810

   Diversified Strategic Income Portfolio (4/03)               2003        1.000           1.072                      --

   Equity Index Portfolio -- Class II Shares (5/03)            2003        1.000           1.258                      --

   Fundamental Value Portfolio (3/03)                          2003        1.000           1.403                 157,661

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)           2003        1.000           1.312                  20,803

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.327                  16,625

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.236                 139,106

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.251                  17,038

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03)                                           2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (12/03)                                           2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)        2003        1.000           1.041                  35,253

   Total Return Portfolio -- Administrative Class (3/03)       2003        1.000           1.017                 209,026

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)                                               2003        1.000           1.373                  21,699

   Putnam VT Small Cap Value Fund -- Class IB Shares (4/03)    2003        1.000           1.539                   6,816

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)                              2003        1.000           1.400                   8,989

   Investors Fund -- Class I (3/03)                            2003        1.000           1.322                   9,314

   Small Cap Growth Fund -- Class I (5/03)                     2003        1.000           1.525                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/03)                2003        1.000           1.210                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/03)                                            2003        1.000           1.311                   6,174

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03)                                                2003        1.000           1.280                 855,269

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (4/03)                                            2003        1.000           1.186                 111,404

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03)                                            2003        1.000           1.304                  48,854

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (4/03)                                                2003        1.000           1.263                      --

The Travelers Series Trust
   Equity Income Portfolio (3/03)                              2003        1.000           1.316                  24,196

   Large Cap Portfolio (7/03)                                  2003        1.000           1.220                  17,177

   Lazard International Stock Portfolio (5/03)                 2003        1.000           1.320                  28,922

   Merrill Lynch Large Cap Core Portfolio (4/03)               2003        1.000           1.210                      --

   MFS Emerging Growth Portfolio (6/03)                        2003        1.000           1.244                  20,003

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.209                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2003        1.000           1.255                      --

   MFS Total Return Portfolio (3/03)                           2003        1.000           1.165                  99,032

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)                                               2003        1.000           0.996                      --

   Smith Barney Aggressive Growth Portfolio (4/03)             2003        1.000           1.296                 464,579

   Smith Barney High Income Portfolio (3/03)                   2003        1.000           1.180                  82,698

   Smith Barney Large Capitalization Growth Portfolio (5/03)   2003        1.000           1.378                  23,643

   Smith Barney Mid Cap Core Portfolio (3/03)                  2003        1.000           1.293                   9,646

   Smith Barney Money Market Portfolio (3/03)                  2003        1.000           0.986                      --

   Strategic Equity Portfolio (5/03)                           2003        1.000           1.266                  22,626

   Travelers Managed Income Portfolio (3/03)                   2003        1.000           1.039                  84,755

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
   Van Kampen Enterprise Portfolio (7/03)                      2003        1.000           1.224                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (5/03)          2003        1.000           1.210                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (8/03)                                            2003        1.000           1.432                  41,692

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (3/03)              2003        1.000           1.283                     --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/03)                 2003        1.000           1.436                   3,716



                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                        PORTFOLIO ARCHITECT ACCESS (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (6/03)                            2003        1.000           1.238                      --

   Money Market Portfolio (5/03)                               2003        1.000           0.991                  27,113

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)                                              2003        1.000           1.194                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (4/03)                 2003        1.000           1.372                     711

   Growth Fund -- Class 2 Shares (3/03)                        2003        1.000           1.349                   9,400

   Growth-Income Fund -- Class 2 Shares (3/03)                 2003        1.000           1.320                  16,781

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/03)           2003        1.000           1.300                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (6/03)                                               2003        1.000           1.211                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (6/03)                                               2003        1.000           1.327                   7,264

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (4/03)      2003        1.000           1.263                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)                                               2003        1.000           1.443                      --

   Templeton Growth Securities Fund -- Class 2 Shares (5/03)   2003        1.000           1.381                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03)            2003        1.000           1.263                   9,020

   Salomon Brothers Variable Emerging Growth Fund -- Class I
   Shares (5/03)                                               2003        1.000           1.337                      --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (7/03)                                               2003        1.000           1.286                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)                 2003        1.000           1.121                      --

   Global Life Sciences Portfolio -- Service Shares (8/03)     2003        1.000           1.202                      --

   Global Technology Portfolio -- Service Shares (8/03)        2003        1.000           1.426                      --

   Worldwide Growth Portfolio -- Service Shares (6/03)         2003        1.000           1.289                     741

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.331                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.240                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                   1,156

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (12/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)        2003        1.000           1.044                      --

   Total Return Portfolio -- Administrative Class (3/03)       2003        1.000           1.021                  35,382

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)                                               2003        1.000           1.378                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (4/03)    2003        1.000           1.545                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)                              2003        1.000           1.405                      --

   Investors Fund -- Class I (3/03)                            2003        1.000           1.327                      --

   Large Cap Growth Fund -- Class I (6/03)                     2003        1.000           1.386                      --

   Small Cap Growth Fund -- Class I (5/03)                     2003        1.000           1.531                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2003        1.000           1.196                   9,885

   Disciplined Mid Cap Stock Portfolio (6/03)                  2003        1.000           1.349                      --

   Equity Income Portfolio (3/03)                              2003        1.000           1.321                   9,227

   Federated High Yield Portfolio (3/03)                       2003        1.000           1.158                   8,551

   Federated Stock Portfolio (11/03)                           2003        1.000           1.293                      --

   Large Cap Portfolio (7/03)                                  2003        1.000           1.225                      --

   Lazard International Stock Portfolio (5/03)                 2003        1.000           1.325                   2,207

   Merrill Lynch Large Cap Core Portfolio (4/03)               2003        1.000           1.215                      --

   MFS Emerging Growth Portfolio (6/03)                        2003        1.000           1.249                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2003        1.000           1.319                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.213                      --

   Travelers Quality Bond Portfolio (5/03)                     2003        1.000           1.031                  18,387

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2003        1.000           1.260                      --

   MFS Total Return Portfolio (3/03)                           2003        1.000           1.169                  14,782

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (5/03)                           2003        1.000           1.271                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03)                2003        1.000           1.313                   3,965

   Enterprise Portfolio -- Class II Shares (7/03)              2003        1.000           1.228                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (6/03)            2003        1.000           1.276                     747

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (10/03)                                             2003        1.000           1.251                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)                 2003        1.000           1.441                      --


                        PORTFOLIO ARCHITECT ACCESS (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (6/03)                            2003        1.000           1.236                  70,492

   Money Market Portfolio (5/03)                               2003        1.000           0.989                 462,016

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)                                              2003        1.000           1.193                  12,541

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (4/03)                 2003        1.000           1.370                  69,229

   Growth Fund -- Class 2 Shares (3/03)                        2003        1.000           1.347                 301,837

   Growth-Income Fund -- Class 2 Shares (3/03)                 2003        1.000           1.318                 239,341

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/03)           2003        1.000           1.298                 155,938

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (6/03)                                               2003        1.000           1.210                   8,577

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (6/03)                                               2003        1.000           1.325                  79,640

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (4/03)      2003        1.000           1.261                 143,251

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)                                               2003        1.000           1.441                  71,944

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
   Templeton Growth Securities Fund -- Class 2 Shares (5/03)   2003        1.000           1.379                 105,145

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03)            2003        1.000           1.261                  82,594

   Salomon Brothers Variable Emerging Growth Fund -- Class I
   Shares (5/03)                                               2003        1.000           1.335                  27,935

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (7/03)                                               2003        1.000           1.284                  98,912

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)                 2003        1.000           1.120                 297,061

   Global Life Sciences Portfolio -- Service Shares (8/03)     2003        1.000           1.200                   4,516

   Global Technology Portfolio -- Service Shares (8/03)        2003        1.000           1.424                   4,023

   Worldwide Growth Portfolio -- Service Shares (6/03)         2003        1.000           1.287                  27,158

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                   7,397

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                 118,313

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.254                  80,387

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (12/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)        2003        1.000           1.043                  99,197

   Total Return Portfolio -- Administrative Class (3/03)       2003        1.000           1.020                 381,721

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)                                               2003        1.000           1.376                  17,733

   Putnam VT Small Cap Value Fund -- Class IB Shares (4/03)    2003        1.000           1.542                  11,318

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)                              2003        1.000           1.403                   4,500

   Investors Fund -- Class I (3/03)                            2003        1.000           1.325                  73,896

   Large Cap Growth Fund -- Class I (6/03)                     2003        1.000           1.384                   4,732

   Small Cap Growth Fund -- Class I (5/03)                     2003        1.000           1.529                  41,780

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2003        1.000           1.194                  66,483

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
   Disciplined Mid Cap Stock Portfolio (6/03)                  2003        1.000           1.347                   5,594

   Equity Income Portfolio (3/03)                              2003        1.000           1.319                 216,751

   Federated High Yield Portfolio (3/03)                       2003        1.000           1.156                 188,018

   Federated Stock Portfolio (11/03)                           2003        1.000           1.291                      --

   Large Cap Portfolio (7/03)                                  2003        1.000           1.223                  48,406

   Lazard International Stock Portfolio (5/03)                 2003        1.000           1.323                      --

   Merrill Lynch Large Cap Core Portfolio (4/03)               2003        1.000           1.213                      --

   MFS Emerging Growth Portfolio (6/03)                        2003        1.000           1.247                  15,741

   MFS Mid Cap Growth Portfolio (6/03)                         2003        1.000           1.317                   4,058

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.211                  19,294

   Travelers Quality Bond Portfolio (5/03)                     2003        1.000           1.029                 135,662

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2003        1.000           1.258                  18,616

   MFS Total Return Portfolio (3/03)                           2003        1.000           1.168                 229,515

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (5/03)                           2003        1.000           1.269                   6,388

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03)                2003        1.000           1.311                 141,363

   Enterprise Portfolio -- Class II Shares (7/03)              2003        1.000           1.226                  97,115

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (6/03)            2003        1.000           1.274                 138,602

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (10/03)                                             2003        1.000           1.249                  29,051

   Mid Cap Portfolio -- Service Class 2 (3/03)                 2003        1.000           1.439                  97,206


                        PORTFOLIO ARCHITECT ACCESS (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (6/03)                            2003        1.000           1.234                  19,499

   Money Market Portfolio (5/03)                               2003        1.000           0.988                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)                                              2003        1.000           1.191                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (4/03)                 2003        1.000           1.368                  70,473

   Growth Fund -- Class 2 Shares (3/03)                        2003        1.000           1.345                 157,015

   Growth-Income Fund -- Class 2 Shares (3/03)                 2003        1.000           1.316                  78,319

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/03)           2003        1.000           1.296                  50,725

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (6/03)                                               2003        1.000           1.208                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (6/03)                                               2003        1.000           1.323                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (4/03)      2003        1.000           1.259                  36,731

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)                                               2003        1.000           1.439                  41,587

   Templeton Growth Securities Fund -- Class 2 Shares (5/03)   2003        1.000           1.377                  11,625

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03)            2003        1.000           1.259                  39,527

   Salomon Brothers Variable Emerging Growth Fund -- Class I
   Shares (5/03)                                               2003        1.000           1.333                      --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (7/03)                                               2003        1.000           1.283                  11,844

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)                 2003        1.000           1.118                  25,700

   Global Life Sciences Portfolio -- Service Shares (8/03)     2003        1.000           1.198                      --

   Global Technology Portfolio -- Service Shares (8/03)        2003        1.000           1.421                      --

   Worldwide Growth Portfolio -- Service Shares (6/03)         2003        1.000           1.285                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.328                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.237                 109,832

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.252                  61,174

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03)                                           2003        1.000           1.073                   4,763

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (12/03)                                           2003        1.000           1.067                   4,732

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)        2003        1.000           1.042                 103,321

   Total Return Portfolio -- Administrative Class (3/03)       2003        1.000           1.018                   2,667

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)                                               2003        1.000           1.374                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (4/03)    2003        1.000           1.540                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)                              2003        1.000           1.401                  42,336

   Investors Fund -- Class I (3/03)                            2003        1.000           1.323                      --

   Large Cap Growth Fund -- Class I (6/03)                     2003        1.000           1.382                   5,011

   Small Cap Growth Fund -- Class I (5/03)                     2003        1.000           1.526                  38,622

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2003        1.000           1.192                  49,155

   Disciplined Mid Cap Stock Portfolio (6/03)                  2003        1.000           1.345                      --

   Equity Income Portfolio (3/03)                              2003        1.000           1.317                  30,590

   Federated High Yield Portfolio (3/03)                       2003        1.000           1.154                   5,848

   Federated Stock Portfolio (11/03)                           2003        1.000           1.289                      --

   Large Cap Portfolio (7/03)                                  2003        1.000           1.221                   5,460

   Lazard International Stock Portfolio (5/03)                 2003        1.000           1.321                      --

   Merrill Lynch Large Cap Core Portfolio (4/03)               2003        1.000           1.211                      --

   MFS Emerging Growth Portfolio (6/03)                        2003        1.000           1.245                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2003        1.000           1.315                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.210                      --

   Travelers Quality Bond Portfolio (5/03)                     2003        1.000           1.028                  56,679

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2003        1.000           1.256                  13,759

   MFS Total Return Portfolio (3/03)                           2003        1.000           1.166                  41,365

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (5/03)                           2003        1.000           1.267                   4,410

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03)                2003        1.000           1.309                  21,138

   Enterprise Portfolio -- Class II Shares (7/03)              2003        1.000           1.224                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (6/03)            2003        1.000           1.272                  16,472

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (10/03)                                             2003        1.000           1.247                  48,137

   Mid Cap Portfolio -- Service Class 2 (3/03)                 2003        1.000           1.437                  47,036


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum separate account charge are contained in the Prospectus.

                         SCUDDER ADVOCATE ADVISOR (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
Credit Suisse Trust
   Emerging Markets Portfolio (9/03)                           2003        1.000           1.320                      --

   Global Post-Venture Capital Portfolio (11/03)               2003        1.000           1.238                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (7/03)     2003        1.000           1.172                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service
   Shares (12/03)                                              2003        1.000           1.126                      --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -- Utilities Fund (9/03)                        2003        1.000           1.067                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B (7/03)  2003        1.000           1.164                  46,232

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (9/03)             2003        1.000           1.128                      --

   Capital Growth Portfolio -- Class B (7/03)                  2003        1.000           1.115                      --

   Global Discovery Portfolio -- Class B (7/03)                2003        1.000           1.254                      --

   Growth and Income Portfolio -- Class B (8/03)               2003        1.000           1.128                  95,096

   Health Sciences Portfolio -- Class B (7/03)                 2003        1.000           1.123                   1,621

   International Portfolio -- Class B (7/03)                   2003        1.000           1.185                   1,571

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (7/03)       2003        1.000           1.165                      --

   Scudder Blue Chip Portfolio -- Class B (7/03)               2003        1.000           1.156                   2,385

   Scudder Contrarian Value Portfolio -- Class B (7/03)        2003        1.000           1.163                  12,013

   Scudder Fixed Income Portfolio -- Class B (7/03)            2003        1.000           0.989                   3,028

   Scudder Global Blue Chip Portfolio -- Class B (8/03)        2003        1.000           1.180                   1,577

   Scudder Government Securities Portfolio -- Class B (7/03)   2003        1.000           0.996                 110,795

   Scudder Growth Portfolio -- Class B (9/03)                  2003        1.000           1.108                      --

   Scudder High Income Portfolio -- Class B (7/03)             2003        1.000           1.092                   2,759

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
   Scudder International Select Equity Portfolio --
   Class B (7/03)                                              2003        1.000           1.210                   1,023

   Scudder Money Market Portfolio -- Class B (7/03)            2003        1.000           0.990                      --

   Scudder Small Cap Growth Portfolio -- Class B (7/03)        2003        1.000           1.133                      --

   Scudder Strategic Income Portfolio -- Class B (7/03)        2003        1.000           0.985                  11,988

   Scudder Technology Growth Portfolio -- Class B (7/03)       2003        1.000           1.216                   1,512

   Scudder Total Return Portfolio -- Class B (7/03)            2003        1.000           1.063                 243,527

   SVS Davis Venture Value Portfolio -- Class B (7/03)         2003        1.000           1.158                  35,354

   SVS Dreman Financial Services Portfolio -- Class B (9/03)   2003        1.000           1.130                   2,181

   SVS Dreman High Return Equity Portfolio -- Class B (7/03)   2003        1.000           1.163                  27,378

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)      2003        1.000           1.245                  11,804

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (7/03)                                              2003        1.000           1.118                  26,098

   SVS Focus Value & Growth Portfolio -- Class B (1/04)        2003        1.000           1.158                      --

   SVS Index 500 Portfolio -- Class B (10/03)                  2003        1.000           1.132                      --

   SVS INVESCO Dynamic Growth Portfolio -- Class B (9/03)      2003        1.000           1.176                      --

   SVS Janus Growth And Income Portfolio -- Class B (7/03)     2003        1.000           1.120                      --

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03)                                             2003        1.000           1.110                      --

   SVS MFS Strategic Value Portfolio -- Class B (7/03)         2003        1.000           1.122                 241,423

   SVS Oak Strategic Equity Portfolio -- Class B (7/03)        2003        1.000           1.194                      --

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)       2003        1.000           1.213                      --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares (7/03)  2003        1.000           1.063                 271,504

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03)                                               2003        1.000           1.121                      --


                         SCUDDER ADVOCATE ADVISOR (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
Credit Suisse Trust
   Emerging Markets Portfolio (9/03)                           2003        1.000           1.318                  11,233

   Global Post-Venture Capital Portfolio (11/03)               2003        1.000           1.237                     652

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (7/03      2003        1.000           1.171                 163,248

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service
   Shares (12/03)                                              2003        1.000           1.125                   5,180

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -- Utilities Fund (9/03)                        2003        1.000           1.065                   7,327

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B (7/03)  2003        1.000           1.163                  64,713

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (9/03)             2003        1.000           1.127                  11,829

   Capital Growth Portfolio -- Class B (7/03)                  2003        1.000           1.114                  56,423

   Global Discovery Portfolio -- Class B (7/03)                2003        1.000           1.252                  59,113

   Growth and Income Portfolio -- Class B (8/03)               2003        1.000           1.127                  35,200

   Health Sciences Portfolio -- Class B (7/03)                 2003        1.000           1.122                  40,984

   International Portfolio -- Class B (7/03)                   2003        1.000           1.184                  60,176

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (7/03)       2003        1.000           1.164                   4,229

   Scudder Blue Chip Portfolio -- Class B (7/03)               2003        1.000           1.155                  30,813

   Scudder Contrarian Value Portfolio -- Class B (7/03)        2003        1.000           1.162                  94,473

   Scudder Fixed Income Portfolio -- Class B (7/03)            2003        1.000           0.987                 178,152

   Scudder Global Blue Chip Portfolio -- Class B (8/03)        2003        1.000           1.179                  58,321

   Scudder Government Securities Portfolio -- Class B (7/03)   2003        1.000           0.995                 174,841

   Scudder Growth Portfolio -- Class B (9/03)                  2003        1.000           1.107                  10,271

   Scudder High Income Portfolio -- Class B (7/03)             2003        1.000           1.091                 124,753

   Scudder International Select Equity Portfolio --
   Class B (7/03)                                              2003        1.000           1.209                  57,768

   Scudder Money Market Portfolio -- Class B (7/03)            2003        1.000           0.989                 166,112

   Scudder Small Cap Growth Portfolio -- Class B (7/03)        2003        1.000           1.132                  96,514

   Scudder Strategic Income Portfolio -- Class B (7/03)        2003        1.000           0.984                  94,273

   Scudder Technology Growth Portfolio -- Class B (7/03)       2003        1.000           1.215                  83,635

   Scudder Total Return Portfolio -- Class B (7/03)            2003        1.000           1.062                  58,992

   SVS Davis Venture Value Portfolio -- Class B (7/03)         2003        1.000           1.157                 233,927

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
   SVS Dreman Financial Services Portfolio -- Class B (9/03)   2003        1.000           1.129                  14,576

   SVS Dreman High Return Equity Portfolio -- Class B (7/03)   2003        1.000           1.162                 261,532

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)      2003        1.000           1.244                 179,035

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (7/03)                                              2003        1.000           1.117                  84,944

   SVS Focus Value & Growth Portfolio -- Class B (1/04)        2003        1.000           1.157                      --

   SVS Index 500 Portfolio -- Class B (10/03)                  2003        1.000           1.131                  61,019

   SVS INVESCO Dynamic Growth Portfolio -- Class B (9/03)      2003        1.000           1.174                  15,024

   SVS Janus Growth And Income Portfolio -- Class B (7/03)     2003        1.000           1.119                 127,223

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03)                                             2003        1.000           1.109                   2,499

   SVS MFS Strategic Value Portfolio -- Class B (7/03)         2003        1.000           1.121                  71,235

   SVS Oak Strategic Equity Portfolio -- Class B (7/03)        2003        1.000           1.193                  15,411

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)       2003        1.000           1.212                  69,207

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares (7/03)  2003        1.000           1.061                 150,572

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03)                                               2003        1.000           1.120                  27,683


                         SCUDDER ADVOCATE ADVISOR (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
Credit Suisse Trust
   Emerging Markets Portfolio (9/03)                           2003        1.000           1.317                      --

   Global Post-Venture Capital Portfolio (11/03)               2003        1.000           1.236                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (7/03)     2003        1.000           1.169                  47,329

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service
   Shares (12/03)                                              2003        1.000           1.123                      --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -- Utilities Fund (9/03)                        2003        1.000           1.064                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B (7/03)  2003        1.000           1.162                  56,672

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (9/03)             2003        1.000           1.125                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
   Capital Growth Portfolio -- Class B (7/03)                  2003        1.000           1.113                  68,123

   Global Discovery Portfolio -- Class B (7/03)                2003        1.000           1.251                   4,261

   Growth and Income Portfolio -- Class B (8/03)               2003        1.000           1.125                   1,917

   Health Sciences Portfolio -- Class B (7/03)                 2003        1.000           1.121                      --

   International Portfolio -- Class B (7/03)                   2003        1.000           1.182                   6,500

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (7/03)       2003        1.000           1.162                      --

   Scudder Blue Chip Portfolio -- Class B (7/03)               2003        1.000           1.153                   4,224

   Scudder Contrarian Value Portfolio -- Class B (7/03)        2003        1.000           1.160                  19,407

   Scudder Fixed Income Portfolio -- Class B (7/03)            2003        1.000           0.986                  77,196

   Scudder Global Blue Chip Portfolio -- Class B (8/03)        2003        1.000           1.178                   2,333

   Scudder Government Securities Portfolio -- Class B (7/03)   2003        1.000           0.994                      --

   Scudder Growth Portfolio -- Class B (9/03)                  2003        1.000           1.106                   4,077

   Scudder High Income Portfolio -- Class B (7/03)             2003        1.000           1.090                  41,335

   Scudder International Select Equity Portfolio --
   Class B (7/03)                                              2003        1.000           1.207                  33,176

   Scudder Money Market Portfolio -- Class B (7/03)            2003        1.000           0.988                  52,256

   Scudder Small Cap Growth Portfolio -- Class B (7/03)        2003        1.000           1.130                   1,196

   Scudder Strategic Income Portfolio -- Class B (7/03)        2003        1.000           0.983                   2,399

   Scudder Technology Growth Portfolio -- Class B (7/03)       2003        1.000           1.213                   1,118

   Scudder Total Return Portfolio -- Class B (7/03)            2003        1.000           1.061                  46,789

   SVS Davis Venture Value Portfolio -- Class B (7/03)         2003        1.000           1.156                  15,076

   SVS Dreman Financial Services Portfolio -- Class B (9/03)   2003        1.000           1.127                   2,795

   SVS Dreman High Return Equity Portfolio -- Class B (7/03)   2003        1.000           1.160                  68,667

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)      2003        1.000           1.242                   3,133

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (7/03)                                              2003        1.000           1.116                  30,714

   SVS Focus Value & Growth Portfolio -- Class B (1/04)        2003        1.000           1.155                      --

   SVS Index 500 Portfolio -- Class B (10/03)                  2003        1.000           1.130                   4,248

   SVS INVESCO Dynamic Growth Portfolio -- Class B (9/03)      2003        1.000           1.173                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
   SVS Janus Growth And Income Portfolio -- Class B (7/03)     2003        1.000           1.117                  16,365

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03)                                             2003        1.000           1.108                      --

   SVS MFS Strategic Value Portfolio -- Class B (7/03)         2003        1.000           1.120                  55,930

   SVS Oak Strategic Equity Portfolio -- Class B (7/03)        2003        1.000           1.191                  13,201

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)       2003        1.000           1.210                   6,198

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares (7/03)  2003        1.000           1.060                      --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03)                                               2003        1.000           1.119                      --


                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                      SCUDDER ADVOCATE ADVISOR ST1 -- TLAC

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
Credit Suisse Trust
   Emerging Markets Portfolio (9/03)                           2003        1.000           1.319                      --

   Global Post-Venture Capital Portfolio (11/03)               2003        1.000           1.238                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (7/03)     2003        1.000           1.171                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service
   Shares (12/03)                                              2003        1.000           1.125                      --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -- Utilities Fund (9/03)                        2003        1.000           1.066                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B (7/03)  2003        1.000           1.164                      --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (9/03)             2003        1.000           1.127                      --

   Capital Growth Portfolio -- Class B (7/03)                  2003        1.000           1.115                      --

   Global Discovery Portfolio -- Class B (7/03)                2003        1.000           1.253                      --

   Growth and Income Portfolio -- Class B (8/03)               2003        1.000           1.127                      --

   Health Sciences Portfolio -- Class B (7/03)                 2003        1.000           1.123                      --

   International Portfolio -- Class B (7/03)                   2003        1.000           1.184                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (7/03)       2003        1.000           1.164                      --

   Scudder Blue Chip Portfolio -- Class B (7/03)               2003        1.000           1.155                      --

   Scudder Contrarian Value Portfolio -- Class B (7/03)        2003        1.000           1.162                      --

   Scudder Fixed Income Portfolio -- Class B (7/03)            2003        1.000           0.988                      --

   Scudder Global Blue Chip Portfolio -- Class B (8/03)        2003        1.000           1.180                      --

   Scudder Government Securities Portfolio -- Class B (7/03)   2003        1.000           0.995                      --

   Scudder Growth Portfolio -- Class B (9/03)                  2003        1.000           1.108                      --

   Scudder High Income Portfolio -- Class B (7/03)             2003        1.000           1.091                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
   Scudder International Select Equity Portfolio --
   Class B (7/03)                                              2003        1.000           1.209                      --

   Scudder Money Market Portfolio -- Class B (7/03)            2003        1.000           0.990                      --

   Scudder Small Cap Growth Portfolio -- Class B (7/03)        2003        1.000           1.132                      --

   Scudder Strategic Income Portfolio -- Class B (7/03)        2003        1.000           0.985                      --

   Scudder Technology Growth Portfolio -- Class B (7/03)       2003        1.000           1.215                      --

   Scudder Total Return Portfolio -- Class B (7/03)            2003        1.000           1.063                      --

   SVS Davis Venture Value Portfolio -- Class B (7/03)         2003        1.000           1.158                      --

   SVS Dreman Financial Services Portfolio -- Class B (9/03)   2003        1.000           1.129                      --

   SVS Dreman High Return Equity Portfolio -- Class B (7/03)   2003        1.000           1.162                      --

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)      2003        1.000           1.244                      --

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (7/03)                                              2003        1.000           1.118                      --

   SVS Focus Value & Growth Portfolio -- Class B (1/04)        2003        1.000           1.157                      --

   SVS Index 500 Portfolio -- Class B (10/03)                  2003        1.000           1.132                      --

   SVS INVESCO Dynamic Growth Portfolio -- Class B (9/03)      2003        1.000           1.175                      --

   SVS Janus Growth And Income Portfolio -- Class B (7/03)     2003        1.000           1.119                      --

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03)                                             2003        1.000           1.110                      --

   SVS MFS Strategic Value Portfolio -- Class B (7/03)         2003        1.000           1.122                      --

   SVS Oak Strategic Equity Portfolio -- Class B (7/03)        2003        1.000           1.193                      --

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)       2003        1.000           1.212                      --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares (7/03)  2003        1.000           1.062                      --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03)                                               2003        1.000           1.121                      --


                      SCUDDER ADVOCATE ADVISOR ST1 -- TLAC

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
Credit Suisse Trust
   Emerging Markets Portfolio (9/03)                           2003        1.000           1.318                      --

   Global Post-Venture Capital Portfolio (11/03)               2003        1.000           1.236                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (7/03)     2003        1.000           1.170                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service
   Shares (12/03)                                              2003        1.000           1.124                      --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -- Utilities Fund (9/03)                        2003        1.000           1.065                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B (7/03)  2003        1.000           1.162                      --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (9/03)             2003        1.000           1.126                      --

   Capital Growth Portfolio -- Class B (7/03)                  2003        1.000           1.114                      --

   Global Discovery Portfolio -- Class B (7/03)                2003        1.000           1.251                      --

   Growth and Income Portfolio -- Class B (8/03)               2003        1.000           1.126                      --

   Health Sciences Portfolio -- Class B (7/03)                 2003        1.000           1.121                      --

   International Portfolio -- Class B (7/03)                   2003        1.000           1.183                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (7/03)       2003        1.000           1.163                      --

   Scudder Blue Chip Portfolio -- Class B (7/03)               2003        1.000           1.154                      --

   Scudder Contrarian Value Portfolio -- Class B (7/03)        2003        1.000           1.161                      --

   Scudder Fixed Income Portfolio -- Class B (7/03)            2003        1.000           0.987                      --

   Scudder Global Blue Chip Portfolio -- Class B (8/03)        2003        1.000           1.179                      --

   Scudder Government Securities Portfolio -- Class B (7/03)   2003        1.000           0.994                      --

   Scudder Growth Portfolio -- Class B (9/03)                  2003        1.000           1.107                      --

   Scudder High Income Portfolio -- Class B (7/03)             2003        1.000           1.090                      --

   Scudder International Select Equity Portfolio --
   Class B (7/03)                                              2003        1.000           1.208                      --

   Scudder Money Market Portfolio -- Class B (7/03)            2003        1.000           0.989                      --

   Scudder Small Cap Growth Portfolio -- Class B (7/03)        2003        1.000           1.131                      --

   Scudder Strategic Income Portfolio -- Class B (7/03)        2003        1.000           0.984                      --

   Scudder Technology Growth Portfolio -- Class B (7/03)       2003        1.000           1.214                      --

   Scudder Total Return Portfolio -- Class B (7/03)            2003        1.000           1.062                      --

   SVS Davis Venture Value Portfolio -- Class B (7/03)         2003        1.000           1.156                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
   SVS Dreman Financial Services Portfolio -- Class B (9/03)   2003        1.000           1.128                      --

   SVS Dreman High Return Equity Portfolio -- Class B (7/03)   2003        1.000           1.161                      --

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)      2003        1.000           1.243                      --

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (7/03)                                              2003        1.000           1.116                      --

   SVS Focus Value & Growth Portfolio -- Class B (1/04)        2003        1.000           1.156                      --

   SVS Index 500 Portfolio -- Class B (10/03)                  2003        1.000           1.130                      --

   SVS INVESCO Dynamic Growth Portfolio -- Class B (9/03)      2003        1.000           1.174                      --

   SVS Janus Growth And Income Portfolio -- Class B (7/03)     2003        1.000           1.118                      --

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03)                                             2003        1.000           1.109                      --

   SVS MFS Strategic Value Portfolio -- Class B (7/03)         2003        1.000           1.120                      --

   SVS Oak Strategic Equity Portfolio -- Class B (7/03)        2003        1.000           1.192                      --

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)       2003        1.000           1.211                      --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares (7/03)  2003        1.000           1.061                      --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03)                                               2003        1.000           1.119                      --


                      SCUDDER ADVOCATE ADVISOR ST1 -- TLAC

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
Credit Suisse Trust
   Emerging Markets Portfolio (9/03)                           2003        1.000           1.316                      --

   Global Post-Venture Capital Portfolio (11/03)               2003        1.000           1.235                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (7/03)     2003        1.000           1.169                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service
   Shares (12/03)                                              2003        1.000           1.123                      --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -- Utilities Fund (9/03)                        2003        1.000           1.064                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B (7/03)  2003        1.000           1.161                      --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (9/03)             2003        1.000           1.125                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
   Capital Growth Portfolio -- Class B (7/03)                  2003        1.000           1.112                      --

   Global Discovery Portfolio -- Class B (7/03)                2003        1.000           1.250                      --

   Growth and Income Portfolio -- Class B (8/03)               2003        1.000           1.125                      --

   Health Sciences Portfolio -- Class B (7/03)                 2003        1.000           1.120                      --

   International Portfolio -- Class B (7/03)                   2003        1.000           1.182                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (7/03)       2003        1.000           1.162                      --

   Scudder Blue Chip Portfolio -- Class B (7/03)               2003        1.000           1.153                      --

   Scudder Contrarian Value Portfolio -- Class B (7/03)        2003        1.000           1.160                      --

   Scudder Fixed Income Portfolio -- Class B (7/03)            2003        1.000           0.986                      --

   Scudder Global Blue Chip Portfolio -- Class B (8/03)        2003        1.000           1.177                      --

   Scudder Government Securities Portfolio -- Class B (7/03)   2003        1.000           0.993                      --

   Scudder Growth Portfolio -- Class B (9/03)                  2003        1.000           1.105                      --

   Scudder High Income Portfolio -- Class B (7/03)             2003        1.000           1.089                      --

   Scudder International Select Equity Portfolio --
   Class B (7/03)                                              2003        1.000           1.207                      --

   Scudder Money Market Portfolio -- Class B (7/03)            2003        1.000           0.988                      --

   Scudder Small Cap Growth Portfolio -- Class B (7/03)        2003        1.000           1.130                      --

   Scudder Strategic Income Portfolio -- Class B (7/03)        2003        1.000           0.982                      --

   Scudder Technology Growth Portfolio -- Class B (7/03)       2003        1.000           1.213                      --

   Scudder Total Return Portfolio -- Class B (7/03)            2003        1.000           1.060                      --

   SVS Davis Venture Value Portfolio -- Class B (7/03)         2003        1.000           1.155                      --

   SVS Dreman Financial Services Portfolio -- Class B (9/03)   2003        1.000           1.127                      --

   SVS Dreman High Return Equity Portfolio -- Class B (7/03)   2003        1.000           1.160                      --

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)      2003        1.000           1.241                      --

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (7/03)                                              2003        1.000           1.115                      --

   SVS Focus Value & Growth Portfolio -- Class B (1/04)        2003        1.000           1.155                      --

   SVS Index 500 Portfolio -- Class B (10/03)                  2003        1.000           1.129                      --

   SVS INVESCO Dynamic Growth Portfolio -- Class B (9/03)      2003        1.000           1.172                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------ -------- ---------------- --------------- ---------------------
   SVS Janus Growth And Income Portfolio -- Class B (7/03)     2003        1.000           1.117                      --

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03)                                             2003        1.000           1.107                      --

   SVS MFS Strategic Value Portfolio -- Class B (7/03)         2003        1.000           1.119                      --

   SVS Oak Strategic Equity Portfolio -- Class B (7/03)        2003        1.000           1.191                      --

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)       2003        1.000           1.210                      --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares (7/03)  2003        1.000           1.060                      --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03)                                               2003        1.000           1.118                      --



                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

ANNUAL REPORT
DECEMBER 31, 2003

                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                             ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                                                 GROWTH AND           PREMIER
                                          CAPITAL              MONEY               INCOME              GROWTH
                                       APPRECIATION            MARKET           PORTFOLIO -         PORTFOLIO -
                                           FUND              PORTFOLIO            CLASS B             CLASS B
                                       ------------         ----------       ----------------    -----------------
ASSETS:
  Investments at market value:          $  182,319          $1,526,917          $  149,638          $   55,734

  Receivables:
    Dividends ................                  --                 403                  --                  --
                                        ----------          ----------          ----------          ----------

      Total Assets ...........             182,319           1,527,320             149,638              55,734
                                        ----------          ----------          ----------          ----------


LIABILITIES:
  Payables:
    Insurance charges ........                  46                 356                  42                  12
    Administrative fees ......                   3                  31                   3                   1
                                        ----------          ----------          ----------          ----------

      Total Liabilities ......                  49                 387                  45                  13
                                        ----------          ----------          ----------          ----------

NET ASSETS:                             $  182,270          $1,526,933          $  149,593          $   55,721
                                        ==========          ==========          ==========          ==========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                       GLOBAL GROWTH                          GROWTH-INCOME          EMERGING
                                      FUND - CLASS 2      GROWTH FUND -       FUND - CLASS 2         MARKETS
                                          SHARES          CLASS 2 SHARES          SHARES            PORTFOLIO
                                      --------------      --------------      --------------        ----------
ASSETS:
  Investments at market value:          $1,404,262          $3,691,499          $4,798,688          $   26,309

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                        ----------          ----------          ----------          ----------

      Total Assets ...........           1,404,262           3,691,499           4,798,688              26,309
                                        ----------          ----------          ----------          ----------


LIABILITIES:
  Payables:
    Insurance charges ........                 355                 962               1,282                   6
    Administrative fees ......                  28                  75                  97                   1
                                        ----------          ----------          ----------          ----------

      Total Liabilities ......                 383               1,037               1,379                   7
                                        ----------          ----------          ----------          ----------

NET ASSETS:                             $1,403,879          $3,690,462          $4,797,309          $   26,302
                                        ==========          ==========          ==========          ==========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                       DREYFUS            DREYFUS                            DREYFUS VIF
    GLOBAL           DELAWARE           MIDCAP           SOCIALLY         DREYFUS VIF        DEVELOPING
 POST-VENTURE        VIP REIT           STOCK           RESPONSIBLE       APPRECIATION        LEADERS
    CAPITAL          SERIES -        PORTFOLIO -    GROWTH FUND, INC. -   PORTFOLIO -       PORTFOLIO -
   PORTFOLIO      STANDARD CLASS    SERVICE SHARES    SERVICE SHARES     INITIAL SHARES    INITIAL SHARES
 ------------     --------------    --------------  -------------------  --------------    --------------
   $    807          $388,975          $272,038          $  5,827           $104,748          $456,644


         --                --                --                --                 --                --
   --------          --------          --------          --------           --------          --------

        807           388,975           272,038             5,827            104,748           456,644
   --------          --------          --------          --------           --------          --------




         --                98                73                 2                 23               103
         --                 8                 6                --                  2                 9
   --------          --------          --------          --------           --------          --------

         --               106                79                 2                 25               112
   --------          --------          --------          --------           --------          --------

   $    807          $388,869          $271,959          $  5,825           $104,723          $456,532
   ========          ========          ========          ========           ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                TEMPLETON           TEMPLETON
                                         FRANKLIN         MUTUAL SHARES         DEVELOPING           FOREIGN
                                         SMALL CAP          SECURITIES           MARKETS            SECURITIES
                                      FUND - CLASS 2      FUND - CLASS 2    SECURITIES FUND -     FUND - CLASS 2
                                          SHARES              SHARES          CLASS 2 SHARES          SHARES
                                      --------------      --------------    -----------------     --------------
ASSETS:
  Investments at market value:          $  978,951          $1,201,370          $  376,422          $  610,392

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                        ----------          ----------          ----------          ----------

      Total Assets ...........             978,951           1,201,370             376,422             610,392
                                        ----------          ----------          ----------          ----------


LIABILITIES:
  Payables:
    Insurance charges ........                 279                 308                  93                 167
    Administrative fees ......                  20                  24                   7                  12
                                        ----------          ----------          ----------          ----------

      Total Liabilities ......                 299                 332                 100                 179
                                        ----------          ----------          ----------          ----------

NET ASSETS:                             $  978,652          $1,201,038          $  376,322          $  610,213
                                        ==========          ==========          ==========          ==========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

   TEMPLETON                                                                            SALOMON BROTHERS
    GROWTH                            DIVERSIFIED                                           VARIABLE
  SECURITIES                           STRATEGIC       EQUITY INDEX      FUNDAMENTAL        EMERGING
FUND - CLASS 2      APPRECIATION         INCOME         PORTFOLIO -         VALUE        GROWTH FUND -
    SHARES           PORTFOLIO         PORTFOLIO      CLASS II SHARES     PORTFOLIO      CLASS I SHARES
--------------      ------------      -----------     ---------------    -----------    ----------------
   $917,856          $555,452          $995,782          $781,739          $932,810          $152,988


         --                --                --                --                --                --
   --------          --------          --------          --------          --------          --------

    917,856           555,452           995,782           781,739           932,810           152,988
   --------          --------          --------          --------          --------          --------




        222               152               240               138               253                34
         21                11                20                10                19                 3
   --------          --------          --------          --------          --------          --------

        243               163               260               148               272                37
   --------          --------          --------          --------          --------          --------

   $917,613          $555,289          $995,522          $781,591          $932,538          $152,951
   ========          ========          ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                    SALOMON BROTHERS                          BALANCED           GLOBAL
                                    VARIABLE GROWTH &       INVESCO         PORTFOLIO -      LIFE SCIENCES
                                      INCOME FUND -     VIF - UTILITIES       SERVICE         PORTFOLIO -
                                     CLASS I SHARES           FUND             SHARES        SERVICE SHARES
                                    -----------------   ---------------     -----------      --------------
ASSETS:
  Investments at market value:          $162,098            $  7,809          $428,917          $  5,421

  Receivables:
    Dividends ................                --                  --                --                --
                                        --------            --------          --------          --------

      Total Assets ...........           162,098               7,809           428,917             5,421
                                        --------            --------          --------          --------


LIABILITIES:
  Payables:
    Insurance charges ........                44                   2               111                 1
    Administrative fees ......                 3                  --                 9                --
                                        --------            --------          --------          --------

      Total Liabilities ......                47                   2               120                 1
                                        --------            --------          --------          --------

NET ASSETS:                             $162,051            $  7,807          $428,797          $  5,420
                                        ========            ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

     GLOBAL           MID CAP           WORLDWIDE          LAZARD
   TECHNOLOGY          GROWTH            GROWTH          RETIREMENT         GROWTH AND         MID-CAP
   PORTFOLIO -      PORTFOLIO -       PORTFOLIO -         SMALL CAP           INCOME            VALUE
 SERVICE SHARES    SERVICE SHARES    SERVICE SHARES       PORTFOLIO         PORTFOLIO         PORTFOLIO
 --------------    --------------    --------------      ----------         ----------        ---------
    $ 27,134          $136,438          $351,736          $ 90,710          $861,762          $942,276


          --                --                --                --                --                --
    --------          --------          --------          --------          --------          --------

      27,134           136,438           351,736            90,710           861,762           942,276
    --------          --------          --------          --------          --------          --------




           6                34                98                26               227               233
           1                 3                 9                 2                17                19
    --------          --------          --------          --------          --------          --------

           7                37               107                28               244               252
    --------          --------          --------          --------          --------          --------

    $ 27,127          $136,401          $351,629          $ 90,682          $861,518          $942,024
    ========          ========          ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                       MERRILL LYNCH      MERRILL LYNCH        REAL RETURN         TOTAL RETURN
                                          GLOBAL            SMALL CAP          PORTFOLIO -         PORTFOLIO -
                                      ALLOCATION V.I.       VALUE V.I.        ADMINISTRATIVE      ADMINISTRATIVE
                                     FUND - CLASS III    FUND - CLASS III         CLASS               CLASS
                                     ----------------    ----------------     --------------      --------------
ASSETS:
  Investments at market value:          $    5,114          $    5,048          $1,108,400          $3,160,805

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                        ----------          ----------          ----------          ----------

      Total Assets ...........               5,114               5,048           1,108,400           3,160,805
                                        ----------          ----------          ----------          ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   2                   1                 262                 837
    Administrative fees ......                  --                  --                  22                  65
                                        ----------          ----------          ----------          ----------

      Total Liabilities ......                   2                   1                 284                 902
                                        ----------          ----------          ----------          ----------

NET ASSETS:                             $    5,112          $    5,047          $1,108,116          $3,159,903
                                        ==========          ==========          ==========          ==========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

   PUTNAM VT         PUTNAM VT
 INTERNATIONAL       SMALL CAP                                             LARGE CAP         SMALL CAP
 EQUITY FUND -      VALUE FUND -       ALL CAP       INVESTORS FUND -    GROWTH FUND -     GROWTH FUND -
CLASS IB SHARES   CLASS IB SHARES   FUND - CLASS I        CLASS I           CLASS I           CLASS I
---------------   ---------------   --------------   ----------------    -------------     -------------
   $208,233          $421,383          $279,902          $252,717          $110,678          $343,617


         --                --                --                --                --                --
   --------          --------          --------          --------          --------          --------

    208,233           421,383           279,902           252,717           110,678           343,617
   --------          --------          --------          --------          --------          --------




         57               101                71                65                25               102
          4                 9                 5                 5                 2                 8
   --------          --------          --------          --------          --------          --------

         61               110                76                70                27               110
   --------          --------          --------          --------          --------          --------

   $208,172          $421,273          $279,826          $252,647          $110,651          $343,507
   ========          ========          ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                         SCUDDER
                                       REAL ESTATE      21ST CENTURY                            GLOBAL
                                       SECURITIES          GROWTH        CAPITAL GROWTH       DISCOVERY
                                       PORTFOLIO -      PORTFOLIO -       PORTFOLIO -        PORTFOLIO -
                                         CLASS B          CLASS B           CLASS B            CLASS B
                                       -----------      ------------     --------------      -----------
ASSETS:
  Investments at market value:          $223,983          $ 19,484          $186,992          $ 79,373

  Receivables:
    Dividends ................                --                --                --                --
                                        --------          --------          --------          --------

      Total Assets ...........           223,983            19,484           186,992            79,373
                                        --------          --------          --------          --------


LIABILITIES:
  Payables:
    Insurance charges ........                58                 5                49                21
    Administrative fees ......                 5                --                 4                 2
                                        --------          --------          --------          --------

      Total Liabilities ......                63                 5                53                23
                                        --------          --------          --------          --------

NET ASSETS:                             $223,920          $ 19,479          $186,939          $ 79,350
                                        ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                          SCUDDER                             SCUDDER
  GROWTH AND           HEALTH                           AGGRESSIVE          SCUDDER          CONTRARIAN
    INCOME            SCIENCES       INTERNATIONAL        GROWTH           BLUE CHIP           VALUE
  PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
    CLASS B           CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
  -----------       -----------      -------------      -----------       -----------       -----------
   $158,596          $ 55,981          $ 92,318          $ 13,570          $ 98,216          $177,322


         --                --                --                --                --                --
   --------          --------          --------          --------          --------          --------

    158,596            55,981            92,318            13,570            98,216           177,322
   --------          --------          --------          --------          --------          --------




         39                15                40                 4                23                46
          3                 1                 3                --                 2                 3
   --------          --------          --------          --------          --------          --------

         42                16                43                 4                25                49
   --------          --------          --------          --------          --------          --------

   $158,554          $ 55,965          $ 92,275          $ 13,566          $ 98,191          $177,273
   ========          ========          ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                         SCUDDER           SCUDDER           SCUDDER
                                          FIXED             GLOBAL          GOVERNMENT         SCUDDER
                                         INCOME           BLUE CHIP         SECURITIES          GROWTH
                                       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
                                         CLASS B           CLASS B           CLASS B           CLASS B
                                       -----------       -----------       -----------       -----------
ASSETS:
  Investments at market value:          $460,659          $ 73,401          $418,138          $ 41,474

  Receivables:
    Dividends ................                --                --                --                --
                                        --------          --------          --------          --------

      Total Assets ...........           460,659            73,401           418,138            41,474
                                        --------          --------          --------          --------


LIABILITIES:
  Payables:
    Insurance charges ........               115                19                76                10
    Administrative fees ......                 9                 2                 7                 1
                                        --------          --------          --------          --------

      Total Liabilities ......               124                21                83                11
                                        --------          --------          --------          --------

NET ASSETS:                             $460,535          $ 73,380          $418,055          $ 41,463
                                        ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                          SCUDDER                                   SCUDDER              SCUDDER              SCUDDER
     SCUDDER           INTERNATIONAL           SCUDDER             SMALL CAP            STRATEGIC            TECHNOLOGY
   HIGH INCOME         SELECT EQUITY         MONEY MARKET           GROWTH                INCOME               GROWTH
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     CLASS B              CLASS B              CLASS B              CLASS B              CLASS B              CLASS B
   -----------         -------------         ------------         -----------          -----------          -----------
   $ 1,841,069          $   196,200          $12,150,796          $   219,846          $   120,228          $   194,767


            --                   --                1,940                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

     1,841,069              196,200           12,152,736              219,846              120,228              194,767
   -----------          -----------          -----------          -----------          -----------          -----------




           386                   48                2,576                   53                   31                   46
            36                    4                  248                    4                    2                    4
   -----------          -----------          -----------          -----------          -----------          -----------

           422                   52                2,824                   57                   33                   50
   -----------          -----------          -----------          -----------          -----------          -----------

   $ 1,840,647          $   196,148          $12,149,912          $   219,789          $   120,195          $   194,717
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                          SVS DAVIS         SVS DREMAN        SVS DREMAN
                                         SCUDDER           VENTURE          FINANCIAL        HIGH RETURN
                                      TOTAL RETURN          VALUE            SERVICES           EQUITY
                                       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
                                         CLASS B           CLASS B           CLASS B           CLASS B
                                      ------------       -----------       -----------       -----------
ASSETS:
  Investments at market value:          $398,752          $371,339          $ 23,180          $595,778

  Receivables:
    Dividends ................                --                --                --                --
                                        --------          --------          --------          --------

      Total Assets ...........           398,752           371,339            23,180           595,778
                                        --------          --------          --------          --------


LIABILITIES:
  Payables:
    Insurance charges ........               100                96                 6               148
    Administrative fees ......                 8                 7                --                12
                                        --------          --------          --------          --------

      Total Liabilities ......               108               103                 6               160
                                        --------          --------          --------          --------

NET ASSETS:                             $398,644          $371,236          $ 23,174          $595,618
                                        ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                     SVS EAGLE
  SVS DREMAN          FOCUSED                           SVS INVESCO        SVS JANUS         SVS JANUS
   SMALL CAP         LARGE CAP            SVS             DYNAMIC          GROWTH AND          GROWTH
     VALUE             GROWTH          INDEX 500          GROWTH             INCOME        OPPORTUNITIES
  PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
    CLASS B           CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
  -----------       -----------       -----------       -----------       -----------      -------------
   $334,950          $162,161          $100,904          $ 19,800          $188,696          $  2,773


         --                --                --                --                --                --
   --------          --------          --------          --------          --------          --------

    334,950           162,161           100,904            19,800           188,696             2,773
   --------          --------          --------          --------          --------          --------




         84                43                26                 5                49                 1
          7                 3                 2                 1                 4                --
   --------          --------          --------          --------          --------          --------

         91                46                28                 6                53                 1
   --------          --------          --------          --------          --------          --------

   $334,859          $162,115          $100,876          $ 19,794          $188,643          $  2,772
   ========          ========          ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                         SVS MFS          SVS OAK         SVS TURNER
                                        STRATEGIC        STRATEGIC          MID CAP         SMITH BARNEY
                                          VALUE            EQUITY            GROWTH          LARGE CAP
                                       PORTFOLIO -      PORTFOLIO -       PORTFOLIO -           CORE
                                         CLASS B          CLASS B           CLASS B          PORTFOLIO
                                       -----------      -----------       -----------       ------------
ASSETS:
  Investments at market value:          $417,389          $ 47,864          $120,609          $ 77,493

  Receivables:
    Dividends ................                --                --                --                --
                                        --------          --------          --------          --------

      Total Assets ...........           417,389            47,864           120,609            77,493
                                        --------          --------          --------          --------


LIABILITIES:
  Payables:
    Insurance charges ........               105                13                32                21
    Administrative fees ......                 8                 1                 2                 2
                                        --------          --------          --------          --------

      Total Liabilities ......               113                14                34                23
                                        --------          --------          --------          --------

NET ASSETS:                             $417,276          $ 47,850          $120,575          $ 77,470
                                        ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                            MULTIPLE            MULTIPLE
  SMITH BARNEY           MULTIPLE          DISCIPLINE          DISCIPLINE           MULTIPLE
     PREMIER            DISCIPLINE        PORTFOLIO -          PORTFOLIO -         DISCIPLINE
   SELECTIONS          PORTFOLIO -          BALANCED             GLOBAL           PORTFOLIO -        ALGER AMERICAN
     ALL CAP             ALL CAP            ALL CAP              ALL CAP           LARGE CAP            BALANCED
     GROWTH             GROWTH AND         GROWTH AND          GROWTH AND          GROWTH AND         PORTFOLIO -
    PORTFOLIO             VALUE              VALUE                VALUE              VALUE           CLASS S SHARES
  ------------         -----------        -----------          -----------        -----------        --------------
   $    8,096          $5,927,283          $1,907,724          $  457,547          $  301,939          $  482,248


           --                  --                  --                  --                  --                  --
   ----------          ----------          ----------          ----------          ----------          ----------

        8,096           5,927,283           1,907,724             457,547             301,939             482,248
   ----------          ----------          ----------          ----------          ----------          ----------




            2               1,615                 519                 121                  89                 118
           --                 119                  39                   9                   6                  10
   ----------          ----------          ----------          ----------          ----------          ----------

            2               1,734                 558                 130                  95                 128
   ----------          ----------          ----------          ----------          ----------          ----------

   $    8,094          $5,925,549          $1,907,166          $  457,417          $  301,844          $  482,120
   ==========          ==========          ==========          ==========          ==========          ==========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                     ALGER AMERICAN
                                        LEVERAGED                          DISCIPLINED
                                         ALLCAP         CONVERTIBLE          MID CAP            EQUITY
                                       PORTFOLIO -       SECURITIES           STOCK             INCOME
                                     CLASS S SHARES      PORTFOLIO          PORTFOLIO         PORTFOLIO
                                     --------------     -----------        -----------        ---------
ASSETS:
  Investments at market value:          $ 62,552          $209,418          $105,244          $688,339

  Receivables:
    Dividends ................                --                --                --                --
                                        --------          --------          --------          --------

      Total Assets ...........            62,552           209,418           105,244           688,339
                                        --------          --------          --------          --------


LIABILITIES:
  Payables:
    Insurance charges ........                15                54                23               180
    Administrative fees ......                 1                 4                 2                14
                                        --------          --------          --------          --------

      Total Liabilities ......                16                58                25               194
                                        --------          --------          --------          --------

NET ASSETS:                             $ 62,536          $209,360          $105,219          $688,145
                                        ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                         MERRILL LYNCH          MFS
   FEDERATED         FEDERATED                            LAZARD           LARGE CAP          EMERGING
  HIGH YIELD           STOCK           LARGE CAP       INTERNATIONAL          CORE             GROWTH
   PORTFOLIO         PORTFOLIO         PORTFOLIO      STOCK PORTFOLIO      PORTFOLIO         PORTFOLIO
  ----------         ---------         ---------      ---------------    -------------       ---------
   $596,959          $ 15,742          $178,278          $133,321          $ 35,392          $296,315


         --                --                --                --                --                --
   --------          --------          --------          --------          --------          --------

    596,959            15,742           178,278           133,321            35,392           296,315
   --------          --------          --------          --------          --------          --------




        139                 4                51                37                10                68
         12                --                 4                 3                --                 6
   --------          --------          --------          --------          --------          --------

        151                 4                55                40                10                74
   --------          --------          --------          --------          --------          --------

   $596,808          $ 15,738          $178,223          $133,281          $ 35,382          $296,241
   ========          ========          ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                           MFS                              TRAVELERS
                                         MID CAP           PIONEER           QUALITY         AIM CAPITAL
                                         GROWTH              FUND              BOND          APPRECIATION
                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                        ---------         ---------         ---------        ------------
ASSETS:
  Investments at market value:          $ 59,702          $151,132          $604,831          $196,043

  Receivables:
    Dividends ................                --                --                --                --
                                        --------          --------          --------          --------

      Total Assets ...........            59,702           151,132           604,831           196,043
                                        --------          --------          --------          --------


LIABILITIES:
  Payables:
    Insurance charges ........                13                35               146                52
    Administrative fees ......                 1                 3                12                 4
                                        --------          --------          --------          --------

      Total Liabilities ......                14                38               158                56
                                        --------          --------          --------          --------

NET ASSETS:                             $ 59,688          $151,094          $604,673          $195,987
                                        ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                  SMITH BARNEY
                     SB ADJUSTABLE        SMITH BARNEY                               LARGE            SMITH BARNEY
       MFS            RATE INCOME          AGGRESSIVE         SMITH BARNEY       CAPITALIZATION         MID CAP
  TOTAL RETURN        PORTFOLIO -            GROWTH            HIGH INCOME           GROWTH               CORE
    PORTFOLIO        CLASS I SHARES        PORTFOLIO            PORTFOLIO          PORTFOLIO           PORTFOLIO
  ------------       --------------       ------------        ------------       --------------       ------------
   $2,740,709          $  352,930          $1,784,600          $2,269,286          $  530,305          $  137,398


           --                  --                  --                  --                  --                  --
   ----------          ----------          ----------          ----------          ----------          ----------

    2,740,709             352,930           1,784,600           2,269,286             530,305             137,398
   ----------          ----------          ----------          ----------          ----------          ----------




          679                  86                 494                 542                 141                  39
           55                   7                  36                  46                  11                   2
   ----------          ----------          ----------          ----------          ----------          ----------

          734                  93                 530                 588                 152                  41
   ----------          ----------          ----------          ----------          ----------          ----------

   $2,739,975          $  352,837          $1,784,070          $2,268,698          $  530,153          $  137,357
   ==========          ==========          ==========          ==========          ==========          ==========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                 TRAVELERS
                                       SMITH BARNEY          STRATEGIC            MANAGED           VAN KAMPEN
                                       MONEY MARKET            EQUITY              INCOME           ENTERPRISE
                                         PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
                                       ------------         ----------          ----------          ----------
ASSETS:
  Investments at market value:          $1,632,401          $  107,434          $  678,500          $   51,075

  Receivables:
    Dividends ................                 382                  --                  --                  --
                                        ----------          ----------          ----------          ----------

      Total Assets ...........           1,632,783             107,434             678,500              51,075
                                        ----------          ----------          ----------          ----------


LIABILITIES:
  Payables:
    Insurance charges ........                 442                  28                 184                  12
    Administrative fees ......                  34                   3                  14                   1
                                        ----------          ----------          ----------          ----------

      Total Liabilities ......                 476                  31                 198                  13
                                        ----------          ----------          ----------          ----------

NET ASSETS:                             $1,632,307          $  107,403          $  678,302          $   51,062
                                        ==========          ==========          ==========          ==========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                       SMITH BARNEY
                     EMERGING                            SMALL CAP
   COMSTOCK           GROWTH           ENTERPRISE         GROWTH         CONTRAFUND(R)     CONTRAFUND(R)
  PORTFOLIO -      PORTFOLIO -        PORTFOLIO -      OPPORTUNITIES      PORTFOLIO -       PORTFOLIO -
CLASS II SHARES   CLASS I SHARES    CLASS II SHARES      PORTFOLIO       SERVICE CLASS    SERVICE CLASS 2
---------------   --------------    ---------------    -------------     -------------    ---------------
   $486,496          $456,944          $132,860          $ 92,890          $324,590          $271,138


         --                --                --                --                --                --
   --------          --------          --------          --------          --------          --------

    486,496           456,944           132,860            92,890           324,590           271,138
   --------          --------          --------          --------          --------          --------




        113               123                36                27                89                69
         10                10                 3                 2                 7                 6
   --------          --------          --------          --------          --------          --------

        123               133                39                29                96                75
   --------          --------          --------          --------          --------          --------

   $486,373          $456,811          $132,821          $ 92,861          $324,494          $271,063
   ========          ========          ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                          DYNAMIC
                                          CAPITAL
                                       APPRECIATION           MID CAP
                                        PORTFOLIO -         PORTFOLIO -
                                      SERVICE CLASS 2     SERVICE CLASS 2          COMBINED
                                      ---------------     ---------------         -----------
ASSETS:
  Investments at market value:          $    96,356          $   614,340          $74,340,823

  Receivables:
    Dividends ................                   --                   --                2,725
                                        -----------          -----------          -----------

      Total Assets ...........               96,356              614,340           74,343,548
                                        -----------          -----------          -----------


LIABILITIES:
  Payables:
    Insurance charges ........                   27                  157               18,519
    Administrative fees ......                    2                   13                1,502
                                        -----------          -----------          -----------

      Total Liabilities ......                   29                  170               20,021
                                        -----------          -----------          -----------

NET ASSETS:                             $    96,327          $   614,170          $74,323,527
                                        ===========          ===========          ===========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                             STATEMENT OF OPERATIONS
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                       ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                                                                           GROWTH AND          PREMIER
                                                         CAPITAL           MONEY             INCOME             GROWTH
                                                      APPRECIATION         MARKET         PORTFOLIO -        PORTFOLIO -
                                                          FUND           PORTFOLIO          CLASS B            CLASS B
                                                      ------------       ---------     -----------------  -----------------
INVESTMENT INCOME:
  Dividends ...................................         $     84          $  5,310          $    221          $     --
                                                        --------          --------          --------          --------

EXPENSES:
  Insurance charges ...........................              666            12,861               895               249
  Administrative fees .........................               55             1,173                65                22
                                                        --------          --------          --------          --------

    Total expenses ............................              721            14,034               960               271
                                                        --------          --------          --------          --------

      Net investment income (loss) ............             (637)           (8,724)             (739)             (271)
                                                        --------          --------          --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --                --
    Realized gain (loss) on sale of investments              144                --                70              (121)
                                                        --------          --------          --------          --------

      Realized gain (loss) ....................              144                --                70              (121)
                                                        --------          --------          --------          --------

    Change in unrealized gain (loss)
      on investments ..........................           13,403                --            15,226             1,973
                                                        --------          --------          --------          --------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 12,910          $ (8,724)         $ 14,557          $  1,581
                                                        ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                         GLOBAL                            GROWTH-INCOME         EMERGING
                                                      GROWTH FUND -     GROWTH FUND -      FUND - CLASS 2        MARKETS
                                                     CLASS 2 SHARES     CLASS 2 SHARES         SHARES           PORTFOLIO
                                                     --------------     --------------     --------------       ---------
INVESTMENT INCOME:
  Dividends ...................................         $     831          $   3,206          $  35,523         $      --
                                                        ---------          ---------          ---------         ---------

EXPENSES:
  Insurance charges ...........................             7,028             20,464             31,111               718
  Administrative fees .........................               548              1,568              2,333                68
                                                        ---------          ---------          ---------         ---------

    Total expenses ............................             7,576             22,032             33,444               786
                                                        ---------          ---------          ---------         ---------

      Net investment income (loss) ............            (6,745)           (18,826)             2,079              (786)
                                                        ---------          ---------          ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                --
    Realized gain (loss) on sale of investments            70,138             15,598              9,714            27,835
                                                        ---------          ---------          ---------         ---------

      Realized gain (loss) ....................            70,138             15,598              9,714            27,835
                                                        ---------          ---------          ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................            89,198            305,870            483,841             1,018
                                                        ---------          ---------          ---------         ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 152,591          $ 302,642          $ 495,634         $  28,067
                                                        =========          =========          =========         =========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                       DREYFUS            DREYFUS                              DREYFUS
    GLOBAL           DELAWARE           MIDCAP           SOCIALLY            DREYFUS        VIF DEVELOPING
 POST-VENTURE        VIP REIT           STOCK           RESPONSIBLE      VIF APPRECIATION      LEADERS
    CAPITAL          SERIES -        PORTFOLIO -    GROWTH FUND, INC. -    PORTFOLIO -       PORTFOLIO -
   PORTFOLIO      STANDARD CLASS    SERVICE SHARES    SERVICE SHARES      INITIAL SHARES    INITIAL SHARES
 ------------     --------------    --------------  -------------------  ----------------   --------------
   $     --          $     --          $    339          $     --            $  1,314          $    114
   --------          --------          --------          --------            --------          --------


          2             1,463             1,117                 3                 134             2,171
         --               119                84                --                  13               198
   --------          --------          --------          --------            --------          --------

          2             1,582             1,201                 3                 147             2,369
   --------          --------          --------          --------            --------          --------

         (2)           (1,582)             (862)               (3)              1,167            (2,255)
   --------          --------          --------          --------            --------          --------



         --                --                --                --                  --                --
         41               356               231                --                   2               270
   --------          --------          --------          --------            --------          --------

         41               356               231                --                   2               270
   --------          --------          --------          --------            --------          --------


         40            29,012            14,658               116               2,284            42,795
   --------          --------          --------          --------            --------          --------



   $     79          $ 27,786          $ 14,027          $    113            $  3,453          $ 40,810
   ========          ========          ========          ========            ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                             TEMPLETON
                                                                                             DEVELOPING         TEMPLETON
                                                        FRANKLIN            MUTUAL            MARKETS            FOREIGN
                                                        SMALL CAP           SHARES           SECURITIES         SECURITIES
                                                     FUND - CLASS 2   SECURITIES FUND -    FUND - CLASS 2     FUND - CLASS 2
                                                         SHARES         CLASS 2 SHARES         SHARES             SHARES
                                                     --------------   -----------------    --------------     --------------
INVESTMENT INCOME:
  Dividends ...................................         $      --          $   1,386          $      55          $     413
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................             5,277              6,518                891              3,377
  Administrative fees .........................               375                495                 71                248
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................             5,652              7,013                962              3,625
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............            (5,652)            (5,627)              (907)            (3,212)
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments               407                362                 48             38,460
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................               407                362                 48             38,460
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            80,002            101,955             33,478             37,385
                                                        ---------          ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $  74,757          $  96,690          $  32,619          $  72,633
                                                        =========          =========          =========          =========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                         SALOMON BROTHERS
   TEMPLETON                                                                                 VARIABLE
    GROWTH                            DIVERSIFIED         EQUITY                             EMERGING
  SECURITIES                           STRATEGIC           INDEX         FUNDAMENTAL          GROWTH
FUND - CLASS 2     APPRECIATION          INCOME         PORTFOLIO -         VALUE             FUND -
    SHARES          PORTFOLIO          PORTFOLIO      CLASS II SHARES     PORTFOLIO       CLASS I SHARES
--------------     ------------       -----------     ---------------    -----------     ----------------
   $     33          $  3,196          $ 56,110          $  4,523         $  4,680          $     --
   --------          --------          --------          --------         --------          --------


      2,699             4,878             7,288             3,450            5,463               642
        248               357               633               264              394                58
   --------          --------          --------          --------         --------          --------

      2,947             5,235             7,921             3,714            5,857               700
   --------          --------          --------          --------         --------          --------

     (2,914)           (2,039)           48,189               809           (1,177)             (700)
   --------          --------          --------          --------         --------          --------



         --                --                --                --               --                --
     48,440             1,022               257            33,780              345             5,941
   --------          --------          --------          --------         --------          --------

     48,440             1,022               257            33,780              345             5,941
   --------          --------          --------          --------         --------          --------


     40,023            53,724           (30,161)           22,816           98,837            10,164
   --------          --------          --------          --------         --------          --------



   $ 85,549          $ 52,707          $ 18,285          $ 57,405         $ 98,005          $ 15,405
   ========          ========          ========          ========         ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                   SALOMON BROTHERS
                                                       VARIABLE                                              GLOBAL
                                                       GROWTH &                            BALANCED      LIFE SCIENCES
                                                     INCOME FUND -     INVESCO VIF -     PORTFOLIO -      PORTFOLIO -
                                                    CLASS I SHARES     UTILITIES FUND   SERVICE SHARES   SERVICE SHARES
                                                   ----------------    --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ...................................         $    414          $     86         $  5,963         $     --
                                                        --------          --------         --------         --------

EXPENSES:
  Insurance charges ...........................              754                39            3,910               38
  Administrative fees .........................               56                 3              306                3
                                                        --------          --------         --------         --------

    Total expenses ............................              810                42            4,216               41
                                                        --------          --------         --------         --------

      Net investment income (loss) ............             (396)               44            1,747              (41)
                                                        --------          --------         --------         --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --               --               --
    Realized gain (loss) on sale of investments               25                 1            5,498                2
                                                        --------          --------         --------         --------

      Realized gain (loss) ....................               25                 1            5,498                2
                                                        --------          --------         --------         --------

    Change in unrealized gain (loss)
      on investments ..........................           12,756               540           24,795              588
                                                        --------          --------         --------         --------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 12,385          $    585         $ 32,040         $    549
                                                        ========          ========         ========         ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

     GLOBAL           MID CAP          WORLDWIDE          LAZARD
   TECHNOLOGY          GROWTH            GROWTH         RETIREMENT        GROWTH AND         MID-CAP
   PORTFOLIO -      PORTFOLIO -       PORTFOLIO -        SMALL CAP          INCOME            VALUE
 SERVICE SHARES    SERVICE SHARES    SERVICE SHARES      PORTFOLIO        PORTFOLIO         PORTFOLIO
 --------------    --------------    --------------     ----------        ----------        ---------
    $     --          $     --          $    959         $     --          $  4,578         $  3,664
    --------          --------          --------         --------          --------         --------


          79               367               741              504             3,702            3,518
           7                25                66               37               278              288
    --------          --------          --------         --------          --------         --------

          86               392               807              541             3,980            3,806
    --------          --------          --------         --------          --------         --------

         (86)             (392)              152             (541)              598             (142)
    --------          --------          --------         --------          --------         --------



          --                --                --               --                --            7,576
           5                21            14,235               28               431              142
    --------          --------          --------         --------          --------         --------

           5                21            14,235               28               431            7,718
    --------          --------          --------         --------          --------         --------


       1,880             5,525            13,249            8,795            66,773           63,302
    --------          --------          --------         --------          --------         --------



    $  1,799          $  5,154          $ 27,636         $  8,282          $ 67,802         $ 70,878
    ========          ========          ========         ========          ========         ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     MERRILL LYNCH     MERRILL LYNCH     REAL RETURN       TOTAL RETURN
                                                        GLOBAL           SMALL CAP       PORTFOLIO -       PORTFOLIO -
                                                    ALLOCATION V.I.      VALUE V.I.     ADMINISTRATIVE    ADMINISTRATIVE
                                                   FUND - CLASS III   FUND - CLASS III      CLASS             CLASS
                                                   ----------------   ----------------  --------------    --------------
INVESTMENT INCOME:
  Dividends ...................................         $    143          $      7         $  2,226          $ 37,931
                                                        --------          --------         --------          --------

EXPENSES:
  Insurance charges ...........................                3                 3            5,162            27,966
  Administrative fees .........................               --                --              454             2,172
                                                        --------          --------         --------          --------

    Total expenses ............................                3                 3            5,616            30,138
                                                        --------          --------         --------          --------

      Net investment income (loss) ............              140                 4           (3,390)            7,793
                                                        --------          --------         --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --           21,729            24,368
    Realized gain (loss) on sale of investments               --                --           15,293            15,582
                                                        --------          --------         --------          --------

      Realized gain (loss) ....................               --                --           37,022            39,950
                                                        --------          --------         --------          --------

    Change in unrealized gain (loss)
      on investments ..........................              (28)               43           (1,584)              104
                                                        --------          --------         --------          --------


  Net increase (decrease) in net assets
    resulting from operations .................         $    112          $     47         $ 32,048          $ 47,847
                                                        ========          ========         ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

   PUTNAM VT          PUTNAM VT
 INTERNATIONAL        SMALL CAP                                               LARGE CAP          SMALL CAP
 EQUITY FUND -       VALUE FUND -        ALL CAP        INVESTORS FUND -    GROWTH FUND -      GROWTH FUND -
CLASS IB SHARES    CLASS IB SHARES    FUND - CLASS I         CLASS I           CLASS I            CLASS I
---------------    ---------------    --------------    ----------------    -------------      -------------
   $     225          $      --          $     549          $   3,086         $       3          $      --
   ---------          ---------          ---------          ---------         ---------          ---------


       4,016              1,437              1,341              1,905               448              1,136
         341                122                107                147                40                 95
   ---------          ---------          ---------          ---------         ---------          ---------

       4,357              1,559              1,448              2,052               488              1,231
   ---------          ---------          ---------          ---------         ---------          ---------

      (4,132)            (1,559)              (899)             1,034              (485)            (1,231)
   ---------          ---------          ---------          ---------         ---------          ---------



          --                 --                 --                 --                --                 --
     232,963                290                547                848             2,961             13,537
   ---------          ---------          ---------          ---------         ---------          ---------

     232,963                290                547                848             2,961             13,537
   ---------          ---------          ---------          ---------         ---------          ---------


      15,848             44,562             27,595             33,896             4,257              4,359
   ---------          ---------          ---------          ---------         ---------          ---------



   $ 244,679          $  43,293          $  27,243          $  35,778         $   6,733          $  16,665
   =========          =========          =========          =========         =========          =========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                        SCUDDER
                                                      REAL ESTATE       21ST CENTURY        CAPITAL            GLOBAL
                                                      SECURITIES           GROWTH            GROWTH          DISCOVERY
                                                      PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
                                                        CLASS B           CLASS B           CLASS B           CLASS B
                                                      -----------       ------------      -----------       -----------
INVESTMENT INCOME:
  Dividends ...................................         $     --          $     --          $     --          $     --
                                                        --------          --------          --------          --------

EXPENSES:
  Insurance charges ...........................            1,150                85               959               320
  Administrative fees .........................               88                 7                71                24
                                                        --------          --------          --------          --------

    Total expenses ............................            1,238                92             1,030               344
                                                        --------          --------          --------          --------

      Net investment income (loss) ............           (1,238)              (92)           (1,030)             (344)
                                                        --------          --------          --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --                --
    Realized gain (loss) on sale of investments              296                24              (243)               99
                                                        --------          --------          --------          --------

      Realized gain (loss) ....................              296                24              (243)               99
                                                        --------          --------          --------          --------

    Change in unrealized gain (loss)
      on investments ..........................           18,432               608            10,690             8,296
                                                        --------          --------          --------          --------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 17,490          $    540          $  9,417          $  8,051
                                                        ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                          SCUDDER                             SCUDDER
  GROWTH AND           HEALTH                           AGGRESSIVE          SCUDDER          CONTRARIAN
    INCOME            SCIENCES       INTERNATIONAL        GROWTH           BLUE CHIP           VALUE
  PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
    CLASS B           CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
  -----------       -----------      -------------      -----------       -----------       -----------
   $     --          $     --          $     --          $     --          $     --          $     --
   --------          --------          --------          --------          --------          --------


        417               307               558                89               377               721
         34                23                45                 7                33                58
   --------          --------          --------          --------          --------          --------

        451               330               603                96               410               779
   --------          --------          --------          --------          --------          --------

       (451)             (330)             (603)              (96)             (410)             (779)
   --------          --------          --------          --------          --------          --------



         --                --                --                --                --                --
        552             1,423            19,844               617                69             1,010
   --------          --------          --------          --------          --------          --------

        552             1,423            19,844               617                69             1,010
   --------          --------          --------          --------          --------          --------


     10,707             3,409             2,298               570             8,204            15,034
   --------          --------          --------          --------          --------          --------



   $ 10,808          $  4,502          $ 21,539          $  1,091          $  7,863          $ 15,265
   ========          ========          ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                         SCUDDER            SCUDDER            SCUDDER
                                                          FIXED              GLOBAL           GOVERNMENT          SCUDDER
                                                         INCOME            BLUE CHIP          SECURITIES           GROWTH
                                                       PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
                                                         CLASS B            CLASS B            CLASS B            CLASS B
                                                       -----------        -----------        -----------        -----------
INVESTMENT INCOME:
  Dividends ...................................         $      --          $      --          $      --          $      --
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................             1,725                447             11,820                190
  Administrative fees .........................               140                 34              1,139                 17
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................             1,865                481             12,959                207
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............            (1,865)              (481)           (12,959)              (207)
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments              (729)                27           (224,682)               414
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................              (729)                27           (224,682)               414
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................             5,935              9,008              3,599              2,455
                                                        ---------          ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $   3,341          $   8,554          $(234,042)         $   2,662
                                                        =========          =========          =========          =========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                      SCUDDER                             SCUDDER           SCUDDER           SCUDDER
    SCUDDER        INTERNATIONAL        SCUDDER          SMALL CAP         STRATEGIC         TECHNOLOGY
  HIGH INCOME      SELECT EQUITY      MONEY MARKET        GROWTH             INCOME            GROWTH
  PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
    CLASS B           CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
  -----------      -------------      ------------      -----------       -----------       -----------
   $     --          $     --          $ 10,883          $     --          $     --          $     --
   --------          --------          --------          --------          --------          --------


      5,596             1,059            77,295             1,011               834               741
        514                88             7,472                86                66                63
   --------          --------          --------          --------          --------          --------

      6,110             1,147            84,767             1,097               900               804
   --------          --------          --------          --------          --------          --------

     (6,110)           (1,147)          (73,884)           (1,097)             (900)             (804)
   --------          --------          --------          --------          --------          --------



         --                --                --                --                --                --
     29,573            33,680                --               327              (217)              176
   --------          --------          --------          --------          --------          --------

     29,573            33,680                --               327              (217)              176
   --------          --------          --------          --------          --------          --------


     48,244            10,312                --            10,974             3,710            15,678
   --------          --------          --------          --------          --------          --------



   $ 71,707          $ 42,845          $(73,884)         $ 10,204          $  2,593          $ 15,050
   ========          ========          ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                          SVS DAVIS         SVS DREMAN        SVS DREMAN
                                                        SCUDDER            VENTURE          FINANCIAL        HIGH RETURN
                                                     TOTAL RETURN           VALUE            SERVICES           EQUITY
                                                      PORTFOLIO -        PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
                                                        CLASS B            CLASS B           CLASS B           CLASS B
                                                     ------------        -----------       -----------       -----------
INVESTMENT INCOME:
  Dividends ...................................         $     --          $     --          $     --          $     --
                                                        --------          --------          --------          --------

EXPENSES:
  Insurance charges ...........................            1,098             1,795                81             2,677
  Administrative fees .........................               88               140                 6               212
                                                        --------          --------          --------          --------

    Total expenses ............................            1,186             1,935                87             2,889
                                                        --------          --------          --------          --------

      Net investment income (loss) ............           (1,186)           (1,935)              (87)           (2,889)
                                                        --------          --------          --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --                --
    Realized gain (loss) on sale of investments              206               333                 5              (747)
                                                        --------          --------          --------          --------

      Realized gain (loss) ....................              206               333                 5              (747)
                                                        --------          --------          --------          --------

    Change in unrealized gain (loss)
      on investments ..........................           14,552            38,145             1,609            61,420
                                                        --------          --------          --------          --------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 13,572          $ 36,543          $  1,527          $ 57,784
                                                        ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                     SVS EAGLE
 SVS DREMAN           FOCUSED                           SVS INVESCO        SVS JANUS         SVS JANUS
  SMALL CAP          LARGE CAP            SVS             DYNAMIC          GROWTH AND          GROWTH
    VALUE              GROWTH          INDEX 500          GROWTH             INCOME        OPPORTUNITIES
 PORTFOLIO -        PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
   CLASS B            CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
 -----------        -----------       -----------       -----------       -----------      -------------
   $     --          $     --          $     --          $     --          $     --          $     --
   --------          --------          --------          --------          --------          --------


      1,647               702               257               113               809                11
        132                54                20                 9                64                 1
   --------          --------          --------          --------          --------          --------

      1,779               756               277               122               873                12
   --------          --------          --------          --------          --------          --------

     (1,779)             (756)             (277)             (122)             (873)              (12)
   --------          --------          --------          --------          --------          --------



         --                --                --                --                --                --
        388                10                20               157                39                --
   --------          --------          --------          --------          --------          --------

        388                10                20               157                39                --
   --------          --------          --------          --------          --------          --------


     42,799            10,009             5,886             1,791            14,390               137
   --------          --------          --------          --------          --------          --------



   $ 41,408          $  9,263          $  5,629          $  1,826          $ 13,556          $    125
   ========          ========          ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                        SVS MFS            SVS OAK         SVS TURNER
                                                       STRATEGIC          STRATEGIC          MID CAP         SMITH BARNEY
                                                         VALUE              EQUITY            GROWTH          LARGE CAP
                                                      PORTFOLIO -        PORTFOLIO -       PORTFOLIO -           CORE
                                                        CLASS B            CLASS B           CLASS B          PORTFOLIO
                                                      -----------        -----------       -----------       ------------
INVESTMENT INCOME:
  Dividends ...................................         $     --          $     --          $     --          $    304
                                                        --------          --------          --------          --------

EXPENSES:
  Insurance charges ...........................            1,404               185               714               436
  Administrative fees .........................              109                14                55                33
                                                        --------          --------          --------          --------

    Total expenses ............................            1,513               199               769               469
                                                        --------          --------          --------          --------

      Net investment income (loss) ............           (1,513)             (199)             (769)             (165)
                                                        --------          --------          --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --                --
    Realized gain (loss) on sale of investments              499               174               233                18
                                                        --------          --------          --------          --------

      Realized gain (loss) ....................              499               174               233                18
                                                        --------          --------          --------          --------

    Change in unrealized gain (loss)
      on investments ..........................           32,672             2,831            13,072             4,815
                                                        --------          --------          --------          --------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 31,658          $  2,806          $ 12,536          $  4,668
                                                        ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                           MULTIPLE          MULTIPLE
   SMITH BARNEY         MULTIPLE          DISCIPLINE        DISCIPLINE          MULTIPLE
      PREMIER          DISCIPLINE        PORTFOLIO -        PORTFOLIO -        DISCIPLINE
    SELECTIONS        PORTFOLIO -          BALANCED           GLOBAL           PORTFOLIO -      ALGER AMERICAN
      ALL CAP           ALL CAP            ALL CAP            ALL CAP           LARGE CAP          BALANCED
      GROWTH           GROWTH AND         GROWTH AND        GROWTH AND          GROWTH AND       PORTFOLIO -
     PORTFOLIO           VALUE              VALUE              VALUE              VALUE         CLASS S SHARES
   -----------        -----------        -----------        -----------        -----------      --------------
    $      --          $   2,560          $   4,837          $     654          $     871          $      --
    ---------          ---------          ---------          ---------          ---------          ---------


           81             37,268             14,539              3,495              8,424              1,462
            5              2,712              1,080                259                725                120
    ---------          ---------          ---------          ---------          ---------          ---------

           86             39,980             15,619              3,754              9,149              1,582
    ---------          ---------          ---------          ---------          ---------          ---------

          (86)           (37,420)           (10,782)            (3,100)            (8,278)            (1,582)
    ---------          ---------          ---------          ---------          ---------          ---------



           --                182                 23              1,498              1,483                 --
            5              5,269              5,033                192             89,231               (721)
    ---------          ---------          ---------          ---------          ---------          ---------

            5              5,451              5,056              1,690             90,714               (721)
    ---------          ---------          ---------          ---------          ---------          ---------


          975            572,425            142,773             48,225             48,245             20,625
    ---------          ---------          ---------          ---------          ---------          ---------



    $     894          $ 540,456          $ 137,047          $  46,815          $ 130,681          $  18,322
    =========          =========          =========          =========          =========          =========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                   ALGER AMERICAN
                                                      LEVERAGED                        DISCIPLINED
                                                       ALLCAP          CONVERTIBLE       MID CAP           EQUITY
                                                     PORTFOLIO -        SECURITIES        STOCK            INCOME
                                                   CLASS S SHARES       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                   --------------      -----------     -----------       ---------
INVESTMENT INCOME:
  Dividends ...................................         $    --          $ 5,688         $   272          $ 5,499
                                                        -------          -------         -------          -------

EXPENSES:
  Insurance charges ...........................             236              660             296            4,557
  Administrative fees .........................              20               54              28              347
                                                        -------          -------         -------          -------

    Total expenses ............................             256              714             324            4,904
                                                        -------          -------         -------          -------

      Net investment income (loss) ............            (256)           4,974             (52)             595
                                                        -------          -------         -------          -------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              --               --              --               --
    Realized gain (loss) on sale of investments              16              864             (68)             736
                                                        -------          -------         -------          -------

      Realized gain (loss) ....................              16              864             (68)             736
                                                        -------          -------         -------          -------

    Change in unrealized gain (loss)
      on investments ..........................           2,853            1,733           4,129           78,278
                                                        -------          -------         -------          -------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 2,613          $ 7,571         $ 4,009          $79,609
                                                        =======          =======         =======          =======

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                            LAZARD          MERRILL LYNCH
    FEDERATED         FEDERATED                          INTERNATIONAL        LARGE CAP         MFS EMERGING
   HIGH YIELD           STOCK           LARGE CAP            STOCK               CORE              GROWTH
    PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
   ----------         ---------         ---------        -------------      -------------       ------------
   $  39,613          $     204         $     632          $   2,115          $     221          $      --
   ---------          ---------         ---------          ---------          ---------          ---------


       2,877                 27             1,178              2,170                423                651
         246                  3                90                187                 31                 50
   ---------          ---------         ---------          ---------          ---------          ---------

       3,123                 30             1,268              2,357                454                701
   ---------          ---------         ---------          ---------          ---------          ---------

      36,490                174              (636)              (242)              (233)              (701)
   ---------          ---------         ---------          ---------          ---------          ---------



          --                 --                --                 --                 --                 --
       4,960                  1            25,472             99,554                 86                 16
   ---------          ---------         ---------          ---------          ---------          ---------

       4,960                  1            25,472             99,554                 86                 16
   ---------          ---------         ---------          ---------          ---------          ---------


     (12,746)               862             6,239              3,575              5,070             10,950
   ---------          ---------         ---------          ---------          ---------          ---------



   $  28,704          $   1,037         $  31,075          $ 102,887          $   4,923          $  10,265
   =========          =========         =========          =========          =========          =========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                          MFS                              TRAVELERS
                                                        MID CAP            PIONEER          QUALITY        AIM CAPITAL
                                                        GROWTH               FUND             BOND         APPRECIATION
                                                       PORTFOLIO          PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                       ---------          ---------        ---------       ------------
INVESTMENT INCOME:
  Dividends ...................................         $     --          $  1,982         $ 28,447          $     --
                                                        --------          --------         --------          --------

EXPENSES:
  Insurance charges ...........................              176               569            2,806             1,686
  Administrative fees .........................               16                49              240               128
                                                        --------          --------         --------          --------

    Total expenses ............................              192               618            3,046             1,814
                                                        --------          --------         --------          --------

      Net investment income (loss) ............             (192)            1,364           25,401            (1,814)
                                                        --------          --------         --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --              343                --
    Realized gain (loss) on sale of investments                6                37            2,351               764
                                                        --------          --------         --------          --------

      Realized gain (loss) ....................                6                37            2,694               764
                                                        --------          --------         --------          --------

    Change in unrealized gain (loss)
      on investments ..........................            3,426             9,217          (24,413)           22,906
                                                        --------          --------         --------          --------


  Net increase (decrease) in net assets
    resulting from operations .................         $  3,240          $ 10,618         $  3,682          $ 21,856
                                                        ========          ========         ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                            SMITH BARNEY
                   SB ADJUSTABLE       SMITH BARNEY                            LARGE           SMITH BARNEY
      MFS           RATE INCOME         AGGRESSIVE       SMITH BARNEY      CAPITALIZATION        MID CAP
 TOTAL RETURN       PORTFOLIO -           GROWTH          HIGH INCOME          GROWTH              CORE
   PORTFOLIO       CLASS I SHARES       PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO
 ------------      --------------      ------------      ------------      --------------      ------------
   $  57,690         $   1,189          $      --          $ 156,734         $      96          $      --
   ---------         ---------          ---------          ---------         ---------          ---------


      15,376               770              8,446             20,287             3,197              1,305
       1,232                72                606              1,769               240                 95
   ---------         ---------          ---------          ---------         ---------          ---------

      16,608               842              9,052             22,056             3,437              1,400
   ---------         ---------          ---------          ---------         ---------          ---------

      41,082               347             (9,052)           134,678            (3,341)            (1,400)
   ---------         ---------          ---------          ---------         ---------          ---------



          --                --                 --                 --                --                 --
         481                12                498              5,487               177                288
   ---------         ---------          ---------          ---------         ---------          ---------

         481                12                498              5,487               177                288
   ---------         ---------          ---------          ---------         ---------          ---------


     114,334              (677)           128,456             71,879            54,184             20,182
   ---------         ---------          ---------          ---------         ---------          ---------



   $ 155,897         $    (318)         $ 119,902          $ 212,044         $  51,020          $  19,070
   =========         =========          =========          =========         =========          =========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                           TRAVELERS
                                                      SMITH BARNEY       STRATEGIC          MANAGED          VAN KAMPEN
                                                      MONEY MARKET         EQUITY            INCOME          ENTERPRISE
                                                        PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                      ------------       ---------         ---------         ----------
INVESTMENT INCOME:
  Dividends ...................................         $  6,307          $     --          $ 27,215          $     70
                                                        --------          --------          --------          --------

EXPENSES:
  Insurance charges ...........................           18,789               726             5,097               305
  Administrative fees .........................            1,574                56               382                27
                                                        --------          --------          --------          --------

    Total expenses ............................           20,363               782             5,479               332
                                                        --------          --------          --------          --------

      Net investment income (loss) ............          (14,056)             (782)           21,736              (262)
                                                        --------          --------          --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --                --
    Realized gain (loss) on sale of investments               --                31              (500)               12
                                                        --------          --------          --------          --------

      Realized gain (loss) ....................               --                31              (500)               12
                                                        --------          --------          --------          --------

    Change in unrealized gain (loss)
      on investments ..........................               --             9,609           (17,803)            4,144
                                                        --------          --------          --------          --------


  Net increase (decrease) in net assets
    resulting from operations .................         $(14,056)         $  8,858          $  3,433          $  3,894
                                                        ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                       SMITH BARNEY
                     EMERGING                            SMALL CAP
   COMSTOCK           GROWTH           ENTERPRISE         GROWTH        CONTRAFUND(R)      CONTRAFUND(R)
  PORTFOLIO -      PORTFOLIO -        PORTFOLIO -      OPPORTUNITIES     PORTFOLIO -        PORTFOLIO -
CLASS II SHARES   CLASS I SHARES    CLASS II SHARES      PORTFOLIO      SERVICE CLASS     SERVICE CLASS 2
---------------   --------------    ---------------    -------------    -------------     ---------------
   $     --          $     --          $     --          $     --          $     --          $     --
   --------          --------          --------          --------          --------          --------


      1,941             1,862             1,018               467             3,178             1,609
        166               141                77                33               236               128
   --------          --------          --------          --------          --------          --------

      2,107             2,003             1,095               500             3,414             1,737
   --------          --------          --------          --------          --------          --------

     (2,107)           (2,003)           (1,095)             (500)           (3,414)           (1,737)
   --------          --------          --------          --------          --------          --------



         --                --                --                --                --                --
        140                29                49               353               490                95
   --------          --------          --------          --------          --------          --------

        140                29                49               353               490                95
   --------          --------          --------          --------          --------          --------


     40,955            14,602            13,685             8,663            48,524            27,370
   --------          --------          --------          --------          --------          --------



   $ 38,988          $ 12,628          $ 12,639          $  8,516          $ 45,600          $ 25,728
   ========          ========          ========          ========          ========          ========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     DYNAMIC CAPITAL
                                                      APPRECIATION            MID CAP
                                                       PORTFOLIO -          PORTFOLIO -
                                                     SERVICE CLASS 2      SERVICE CLASS 2        COMBINED
                                                     ---------------      ---------------       ----------
INVESTMENT INCOME:
  Dividends ...................................         $       --          $       --          $  531,255
                                                        ----------          ----------          ----------

EXPENSES:
  Insurance charges ...........................                298               3,216             465,532
  Administrative fees .........................                 21                 257              38,384
                                                        ----------          ----------          ----------

    Total expenses ............................                319               3,473             503,916
                                                        ----------          ----------          ----------

      Net investment income (loss) ............               (319)             (3,473)             27,339
                                                        ----------          ----------          ----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --              57,202
    Realized gain (loss) on sale of investments                  8               1,394             662,192
                                                        ----------          ----------          ----------

      Realized gain (loss) ....................                  8               1,394             719,394
                                                        ----------          ----------          ----------

    Change in unrealized gain (loss)
      on investments ..........................              5,578              79,760           3,775,995
                                                        ----------          ----------          ----------


  Net increase (decrease) in net assets
    resulting from operations .................         $    5,267          $   77,681          $4,522,728
                                                        ==========          ==========          ==========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                         ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                     CAPITAL                                 GROWTH AND            PREMIER
                                                  APPRECIATION         MONEY MARKET            INCOME               GROWTH
                                                      FUND              PORTFOLIO       PORTFOLIO - CLASS B   PORTFOLIO - CLASS B
                                                  ------------         ------------     -------------------   -------------------
OPERATIONS:
  Net investment income (loss) ..........         $      (637)         $    (8,724)         $      (739)         $      (271)
  Realized gain (loss) ..................                 144                   --                   70                 (121)
  Change in unrealized gain (loss)
    on investments ......................              13,403                   --               15,226                1,973
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from operations .........              12,910               (8,724)              14,557                1,581
                                                  -----------          -----------          -----------          -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........             171,392            2,445,265              111,876               48,355
  Participant transfers from other
    funding options .....................                  --            5,018,490               23,428              672,379
  Administrative charges ................                  --                  (13)                  (6)                  (1)
  Contract surrenders ...................                 (63)            (795,356)                (259)                  --
  Participant transfers to other
    funding options .....................              (1,969)          (5,132,729)                  (3)            (666,593)
  Other payments to participants ........                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..             169,360            1,535,657              135,036               54,140
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets             182,270            1,526,933              149,593               55,721


NET ASSETS:
    Beginning of year ...................                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------
    End of year .........................         $   182,270          $ 1,526,933          $   149,593          $    55,721
                                                  ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                 GLOBAL GROWTH                            GROWTH-INCOME            EMERGING
                                                FUND - CLASS 2       GROWTH FUND -        FUND - CLASS 2           MARKETS
                                                    SHARES           CLASS 2 SHARES           SHARES              PORTFOLIO
                                                --------------       --------------       --------------         -----------
OPERATIONS:
  Net investment income (loss) ..........         $    (6,745)         $   (18,826)         $     2,079          $      (786)
  Realized gain (loss) ..................              70,138               15,598                9,714               27,835
  Change in unrealized gain (loss)
    on investments ......................              89,198              305,870              483,841                1,018
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from operations .........             152,591              302,642              495,634               28,067
                                                  -----------          -----------          -----------          -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           1,255,849            3,537,113            4,033,572               23,016
  Participant transfers from other
    funding options .....................           3,532,583              327,501              466,855            2,275,448
  Administrative charges ................                  (8)                 (31)                 (41)                  --
  Contract surrenders ...................              (6,937)             (88,193)             (26,654)            (372,004)
  Participant transfers to other
    funding options .....................          (3,530,199)            (388,570)            (172,057)          (1,928,225)
  Other payments to participants ........                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           1,251,288            3,387,820            4,301,675               (1,765)
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets           1,403,879            3,690,462            4,797,309               26,302


NET ASSETS:
    Beginning of year ...................                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------
    End of year .........................         $ 1,403,879          $ 3,690,462          $ 4,797,309          $    26,302
                                                  ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                          DREYFUS            DREYFUS                               DREYFUS
    GLOBAL             DELAWARE            MIDCAP           SOCIALLY            DREYFUS        VIF DEVELOPING
 POST-VENTURE          VIP REIT            STOCK           RESPONSIBLE      VIF APPRECIATION      LEADERS
    CAPITAL            SERIES -         PORTFOLIO -    GROWTH FUND, INC. -    PORTFOLIO -       PORTFOLIO -
   PORTFOLIO        STANDARD CLASS     SERVICE SHARES    SERVICE SHARES      INITIAL SHARES    INITIAL SHARES
 ------------       --------------     --------------  -------------------  ----------------   --------------
   $      (2)         $  (1,582)         $    (862)         $      (3)         $   1,167          $  (2,255)
          41                356                231                 --                  2                270

          40             29,012             14,658                116              2,284             42,795
   ---------          ---------          ---------          ---------          ---------          ---------


          79             27,786             14,027                113              3,453             40,810
   ---------          ---------          ---------          ---------          ---------          ---------


       1,529            359,308            210,451              5,712            101,292            418,447

          --              9,570             48,604                 --                 --                398
          --                 (5)                --                 --                 --                 (1)
          --                 20               (410)                --                 --             (1,599)

        (801)            (7,810)              (713)                --                (22)            (1,523)
          --                 --                 --                 --                 --                 --
   ---------          ---------          ---------          ---------          ---------          ---------


         728            361,083            257,932              5,712            101,270            415,722
   ---------          ---------          ---------          ---------          ---------          ---------

         807            388,869            271,959              5,825            104,723            456,532



          --                 --                 --                 --                 --                 --
   ---------          ---------          ---------          ---------          ---------          ---------
   $     807          $ 388,869          $ 271,959          $   5,825          $ 104,723          $ 456,532
   =========          =========          =========          =========          =========          =========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                         MUTUAL              TEMPLETON
                                                    FRANKLIN             SHARES              DEVELOPING          TEMPLETON
                                                    SMALL CAP          SECURITIES             MARKETS             FOREIGN
                                                 FUND - CLASS 2      FUND - CLASS 2      SECURITIES FUND -   SECURITIES FUND -
                                                     SHARES              SHARES            CLASS 2 SHARES      CLASS 2 SHARES
                                                 --------------      --------------      -----------------   -----------------
OPERATIONS:
  Net investment income (loss) ..........         $    (5,652)         $    (5,627)         $      (907)         $    (3,212)
  Realized gain (loss) ..................                 407                  362                   48               38,460
  Change in unrealized gain (loss)
    on investments ......................              80,002              101,955               33,478               37,385
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from operations .........              74,757               96,690               32,619               72,633
                                                  -----------          -----------          -----------          -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........             903,558              943,637              308,795              570,802
  Participant transfers from other
    funding options .....................               1,812              167,413               35,588            3,744,603
  Administrative charges ................                  (5)                 (10)                  (3)                  (4)
  Contract surrenders ...................              (1,470)              (4,064)                (677)              (2,206)
  Participant transfers to other
    funding options .....................                  --               (2,628)                  --           (3,775,615)
  Other payments to participants ........                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..             903,895            1,104,348              343,703              537,580
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets             978,652            1,201,038              376,322              610,213


NET ASSETS:
    Beginning of year ...................                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------
    End of year .........................         $   978,652          $ 1,201,038          $   376,322          $   610,213
                                                  ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                         SALOMON BROTHERS
     TEMPLETON                               DIVERSIFIED                                                     VARIABLE
      GROWTH                                  STRATEGIC          EQUITY INDEX          FUNDAMENTAL           EMERGING
 SECURITIES FUND -      APPRECIATION            INCOME            PORTFOLIO -             VALUE           GROWTH FUND -
  CLASS 2 SHARES         PORTFOLIO            PORTFOLIO         CLASS II SHARES         PORTFOLIO         CLASS I SHARES
 -----------------      ------------         -----------        ---------------        -----------        ---------------
   $    (2,914)         $    (2,039)         $    48,189          $       809          $    (1,177)         $      (700)
        48,440                1,022                  257               33,780                  345                5,941

        40,023               53,724              (30,161)              22,816               98,837               10,164
   -----------          -----------          -----------          -----------          -----------          -----------


        85,549               52,707               18,285               57,405               98,005               15,405
   -----------          -----------          -----------          -----------          -----------          -----------


       708,290              538,017              500,511              446,995              821,126              136,294

     3,165,202                2,260              642,598            1,388,394               19,600              507,781
            (3)                  (7)                 (23)                  (3)                 (15)                  (3)
        (2,414)              (2,392)              (4,228)                 (63)              (3,912)                 (81)

    (3,039,011)             (35,296)            (161,621)          (1,111,137)              (2,266)            (506,445)
            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------


       832,064              502,582              977,237              724,186              834,533              137,546
   -----------          -----------          -----------          -----------          -----------          -----------

       917,613              555,289              995,522              781,591              932,538              152,951



            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------
   $   917,613          $   555,289          $   995,522          $   781,591          $   932,538          $   152,951
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                              SALOMON BROTHERS                                              GLOBAL
                                              VARIABLE GROWTH &                         BALANCED        LIFE SCIENCES
                                                INCOME FUND -      INVESCO VIF -      PORTFOLIO -        PORTFOLIO -
                                               CLASS I SHARES      UTILITIES FUND    SERVICE SHARES     SERVICE SHARES
                                              -----------------    --------------    --------------     --------------
OPERATIONS:
  Net investment income (loss) ..........         $    (396)         $      44         $   1,747          $     (41)
  Realized gain (loss) ..................                25                  1             5,498                  2
  Change in unrealized gain (loss)
    on investments ......................            12,756                540            24,795                588
                                                  ---------          ---------         ---------          ---------

    Net increase (decrease) in net assets
      resulting from operations .........            12,385                585            32,040                549
                                                  ---------          ---------         ---------          ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........           148,505              7,222           509,770              4,871
  Participant transfers from other
    funding options .....................             1,350                 --               327                 --
  Administrative charges ................                --                 --                (4)                --
  Contract surrenders ...................              (189)                --            (6,588)                --
  Participant transfers to other
    funding options .....................                --                 --          (106,748)                --
  Other payments to participants ........                --                 --                --                 --
                                                  ---------          ---------         ---------          ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           149,666              7,222           396,757              4,871
                                                  ---------          ---------         ---------          ---------

    Net increase (decrease) in net assets           162,051              7,807           428,797              5,420


NET ASSETS:
    Beginning of year ...................                --                 --                --                 --
                                                  ---------          ---------         ---------          ---------
    End of year .........................         $ 162,051          $   7,807         $ 428,797          $   5,420
                                                  =========          =========         =========          =========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

      GLOBAL             MID CAP                                    LAZARD
    TECHNOLOGY            GROWTH             WORLDWIDE            RETIREMENT            GROWTH AND            MID-CAP
    PORTFOLIO -        PORTFOLIO -       GROWTH PORTFOLIO -        SMALL CAP              INCOME               VALUE
  SERVICE SHARES      SERVICE SHARES       SERVICE SHARES          PORTFOLIO            PORTFOLIO            PORTFOLIO
  --------------      --------------     ------------------       -----------          -----------          -----------
   $       (86)         $      (392)         $       152          $      (541)         $       598          $      (142)
             5                   21               14,235                   28                  431                7,718

         1,880                5,525               13,249                8,795               66,773               63,302
   -----------          -----------          -----------          -----------          -----------          -----------


         1,799                5,154               27,636                8,282               67,802               70,878
   -----------          -----------          -----------          -----------          -----------          -----------


        23,536              131,250               38,976               78,538              695,005              751,525

         1,792                   --            1,609,616                3,863              109,341              123,968
            --                   (3)                  (1)                  (1)                  (2)                  (2)
            --                   --                   --                   --              (10,628)                (620)

            --                   --           (1,324,598)                  --                   --               (3,725)
            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------


        25,328              131,247              323,993               82,400              793,716              871,146
   -----------          -----------          -----------          -----------          -----------          -----------

        27,127              136,401              351,629               90,682              861,518              942,024



            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------
   $    27,127          $   136,401          $   351,629          $    90,682          $   861,518          $   942,024
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                 MERRILL LYNCH       MERRILL LYNCH         REAL RETURN         TOTAL RETURN
                                                    GLOBAL             SMALL CAP           PORTFOLIO -         PORTFOLIO -
                                                ALLOCATION V.I.        VALUE V.I.         ADMINISTRATIVE      ADMINISTRATIVE
                                               FUND - CLASS III     FUND - CLASS III          CLASS               CLASS
                                               ----------------     ----------------      --------------      --------------
OPERATIONS:
  Net investment income (loss) ..........         $       140          $         4         $    (3,390)         $     7,793
  Realized gain (loss) ..................                  --                   --              37,022               39,950
  Change in unrealized gain (loss)
    on investments ......................                 (28)                  43              (1,584)                 104
                                                  -----------          -----------         -----------          -----------

    Net increase (decrease) in net assets
      resulting from operations .........                 112                   47              32,048               47,847
                                                  -----------          -----------         -----------          -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........               5,000                5,000           1,204,084            4,511,950
  Participant transfers from other
    funding options .....................                  --                   --           1,256,026               93,957
  Administrative charges ................                  --                   --                  (4)                 (55)
  Contract surrenders ...................                  --                   --            (127,435)             (98,170)
  Participant transfers to other
    funding options .....................                  --                   --          (1,256,603)          (1,382,314)
  Other payments to participants ........                  --                   --                  --              (13,312)
                                                  -----------          -----------         -----------          -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..               5,000                5,000           1,076,068            3,112,056
                                                  -----------          -----------         -----------          -----------

    Net increase (decrease) in net assets               5,112                5,047           1,108,116            3,159,903


NET ASSETS:
    Beginning of year ...................                  --                   --                  --                   --
                                                  -----------          -----------         -----------          -----------
    End of year .........................         $     5,112          $     5,047         $ 1,108,116          $ 3,159,903
                                                  ===========          ===========         ===========          ===========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

    PUTNAM VT             PUTNAM VT
  INTERNATIONAL           SMALL CAP                                                         LARGE CAP             SMALL CAP
  EQUITY FUND -          VALUE FUND -         ALL CAP FUND -       INVESTORS FUND -           GROWTH                GROWTH
 CLASS IB SHARES       CLASS IB SHARES           CLASS I                CLASS I           FUND - CLASS I        FUND - CLASS I
 ---------------       ---------------        --------------       ----------------       --------------        --------------
   $     (4,132)         $     (1,559)         $       (899)         $      1,034          $       (485)         $     (1,231)
        232,963                   290                   547                   848                 2,961                13,537

         15,848                44,562                27,595                33,896                 4,257                 4,359
   ------------          ------------          ------------          ------------          ------------          ------------


        244,679                43,293                27,243                35,778                 6,733                16,665
   ------------          ------------          ------------          ------------          ------------          ------------


        175,406               376,119               252,218               222,299               100,932               264,782

     22,329,828                 6,242                 6,317                 2,260             1,238,465             4,436,994
            (10)                   (4)                   (1)                   (3)                   (2)                   (1)
             --                (3,070)                 (259)               (4,010)               (2,205)                  (39)

    (22,541,731)               (1,307)               (5,692)               (3,677)           (1,233,272)           (4,374,894)
             --                    --                    --                    --                    --                    --
   ------------          ------------          ------------          ------------          ------------          ------------


        (36,507)              377,980               252,583               216,869               103,918               326,842
   ------------          ------------          ------------          ------------          ------------          ------------

        208,172               421,273               279,826               252,647               110,651               343,507



             --                    --                    --                    --                    --                    --
   ------------          ------------          ------------          ------------          ------------          ------------
   $    208,172          $    421,273          $    279,826          $    252,647          $    110,651          $    343,507
   ============          ============          ============          ============          ============          ============

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                   SCUDDER
                                                 REAL ESTATE          21ST CENTURY           CAPITAL              GLOBAL
                                                 SECURITIES              GROWTH               GROWTH            DISCOVERY
                                             PORTFOLIO - CLASS B  PORTFOLIO - CLASS B  PORTFOLIO - CLASS B  PORTFOLIO - CLASS B
                                             -------------------  -------------------  -------------------  -------------------
OPERATIONS:
  Net investment income (loss) ..........         $  (1,238)           $     (92)           $  (1,030)           $    (344)
  Realized gain (loss) ..................               296                   24                 (243)                  99
  Change in unrealized gain (loss)
    on investments ......................            18,432                  608               10,690                8,296
                                                  ---------            ---------            ---------            ---------

    Net increase (decrease) in net assets
      resulting from operations .........            17,490                  540                9,417                8,051
                                                  ---------            ---------            ---------            ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........           196,995               18,939              177,474               72,249
  Participant transfers from other
    funding options .....................            10,540                   --                   48                   --
  Administrative charges ................                --                   --                   --                   --
  Contract surrenders ...................              (398)                  --                   --                   --
  Participant transfers to other
    funding options .....................              (707)                  --                   --                 (950)
  Other payments to participants ........                --                   --                   --                   --
                                                  ---------            ---------            ---------            ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           206,430               18,939              177,522               71,299
                                                  ---------            ---------            ---------            ---------

    Net increase (decrease) in net assets           223,920               19,479              186,939               79,350


NET ASSETS:
    Beginning of year ...................                --                   --                   --                   --
                                                  ---------            ---------            ---------            ---------
    End of year .........................         $ 223,920            $  19,479            $ 186,939            $  79,350
                                                  =========            =========            =========            =========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                     SCUDDER                                  SCUDDER
    GROWTH AND              HEALTH                                 AGGRESSIVE             SCUDDER            CONTRARIAN
      INCOME               SCIENCES          INTERNATIONAL           GROWTH              BLUE CHIP             VALUE
PORTFOLIO - CLASS B  PORTFOLIO - CLASS B  PORTFOLIO - CLASS B  PORTFOLIO - CLASS B  PORTFOLIO - CLASS B  PORTFOLIO - CLASS B
-------------------  -------------------  -------------------  -------------------  -------------------  -------------------
   $      (451)         $      (330)         $      (603)          $       (96)         $      (410)         $      (779)
           552                1,423               19,844                   617                   69                1,010

        10,707                3,409                2,298                   570                8,204               15,034
   -----------          -----------          -----------           -----------          -----------          -----------


        10,808                4,502               21,539                 1,091                7,863               15,265
   -----------          -----------          -----------           -----------          -----------          -----------


       147,676               36,444               79,051                12,476               90,350              134,254

            85               15,019            1,106,312                    --                   14               30,872
            --                   --                   --                    (1)                  --                   --
            --                   --                   --                    --                   --                   --

           (15)                  --           (1,114,627)                   --                  (36)              (3,118)
            --                   --                   --                    --                   --                   --
   -----------          -----------          -----------           -----------          -----------          -----------


       147,746               51,463               70,736                12,475               90,328              162,008
   -----------          -----------          -----------           -----------          -----------          -----------

       158,554               55,965               92,275                13,566               98,191              177,273



            --                   --                   --                    --                   --                   --
   -----------          -----------          -----------           -----------          -----------          -----------
   $   158,554          $    55,965          $    92,275           $    13,566          $    98,191          $   177,273
   ===========          ===========          ===========           ===========          ===========          ===========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                    SCUDDER                SCUDDER               SCUDDER
                                                     FIXED                  GLOBAL              GOVERNMENT            SCUDDER
                                                    INCOME                BLUE CHIP             SECURITIES             GROWTH
                                              PORTFOLIO - CLASS B    PORTFOLIO - CLASS B   PORTFOLIO - CLASS B   PORTFOLIO - CLASS B
                                              -------------------    -------------------   -------------------   -------------------
OPERATIONS:
  Net investment income (loss) ..........         $     (1,865)         $       (481)         $    (12,959)         $       (207)
  Realized gain (loss) ..................                 (729)                   27              (224,682)                  414
  Change in unrealized gain (loss)
    on investments ......................                5,935                 9,008                 3,599                 2,455
                                                  ------------          ------------          ------------          ------------

    Net increase (decrease) in net assets
      resulting from operations .........                3,341                 8,554              (234,042)                2,662
                                                  ------------          ------------          ------------          ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........              444,259                62,003            12,040,509                38,708
  Participant transfers from other
    funding options .....................               15,622                 2,823                15,886                    96
  Administrative charges ................                   --                    --                    --                    --
  Contract surrenders ...................                 (751)                   --                (1,136)                   --
  Participant transfers to other
    funding options .....................               (1,936)                   --           (11,403,162)                   (3)
  Other payments to participants ........                   --                    --                    --                    --
                                                  ------------          ------------          ------------          ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..              457,194                64,826               652,097                38,801
                                                  ------------          ------------          ------------          ------------

    Net increase (decrease) in net assets              460,535                73,380               418,055                41,463


NET ASSETS:
    Beginning of year ...................                   --                    --                    --                    --
                                                  ------------          ------------          ------------          ------------
    End of year .........................         $    460,535          $     73,380          $    418,055          $     41,463
                                                  ============          ============          ============          ============

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                            SCUDDER
                         INTERNATIONAL                                  SCUDDER               SCUDDER              SCUDDER
      SCUDDER                SELECT               SCUDDER              SMALL CAP             STRATEGIC            TECHNOLOGY
    HIGH INCOME              EQUITY             MONEY MARKET            GROWTH                 INCOME               GROWTH
PORTFOLIO - CLASS B   PORTFOLIO - CLASS B   PORTFOLIO - CLASS B   PORTFOLIO - CLASS B   PORTFOLIO - CLASS B   PORTFOLIO - CLASS B
-------------------   -------------------   -------------------   -------------------   -------------------   -------------------
   $     (6,110)         $     (1,147)         $    (73,884)         $     (1,097)         $       (900)         $       (804)
         29,573                33,680                    --                   327                  (217)                  176

         48,244                10,312                    --                10,974                 3,710                15,678
   ------------          ------------          ------------          ------------          ------------          ------------


         71,707                42,845               (73,884)               10,204                 2,593                15,050
   ------------          ------------          ------------          ------------          ------------          ------------


      1,454,089               171,841             1,685,620               209,172               153,685               166,535

      3,215,334             1,923,384            15,131,228                 2,254                    93                15,013
             (1)                   --                    --                    --                    --                    --
           (587)                   --                    --                    --                    --                    --

     (2,899,895)           (1,941,922)           (4,593,052)               (1,841)              (36,176)               (1,881)
             --                    --                    --                    --                    --                    --
   ------------          ------------          ------------          ------------          ------------          ------------


      1,768,940               153,303            12,223,796               209,585               117,602               179,667
   ------------          ------------          ------------          ------------          ------------          ------------

      1,840,647               196,148            12,149,912               219,789               120,195               194,717



             --                    --                    --                    --                    --                    --
   ------------          ------------          ------------          ------------          ------------          ------------
   $  1,840,647          $    196,148          $ 12,149,912          $    219,789          $    120,195          $    194,717
   ============          ============          ============          ============          ============          ============

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                     SVS DAVIS
                                                                      VENTURE           SVS DREMAN          SVS DREMAN
                                                   SCUDDER             VALUE            FINANCIAL          HIGH RETURN
                                                TOTAL RETURN        PORTFOLIO -          SERVICES             EQUITY
                                             PORTFOLIO - CLASS B      CLASS B      PORTFOLIO - CLASS B  PORTFOLIO - CLASS B
                                             -------------------    -----------    -------------------  -------------------
OPERATIONS:
  Net investment income (loss) ..........         $  (1,186)         $  (1,935)         $     (87)          $  (2,889)
  Realized gain (loss) ..................               206                333                  5                (747)
  Change in unrealized gain (loss)
    on investments ......................            14,552             38,145              1,609              61,420
                                                  ---------          ---------          ---------           ---------

    Net increase (decrease) in net assets
      resulting from operations .........            13,572             36,543              1,527              57,784
                                                  ---------          ---------          ---------           ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........           388,823            326,526             20,448             529,184
  Participant transfers from other
    funding options .....................             8,250              8,463              1,235              10,176
  Administrative charges ................                (1)                (2)                --                  --
  Contract surrenders ...................                --                 --                 --                (811)
  Participant transfers to other
    funding options .....................           (12,000)              (294)               (36)               (715)
  Other payments to participants ........                --                 --                 --                  --
                                                  ---------          ---------          ---------           ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           385,072            334,693             21,647             537,834
                                                  ---------          ---------          ---------           ---------

    Net increase (decrease) in net assets           398,644            371,236             23,174             595,618


NET ASSETS:
    Beginning of year ...................                --                 --                 --                  --
                                                  ---------          ---------          ---------           ---------
    End of year .........................         $ 398,644          $ 371,236          $  23,174           $ 595,618
                                                  =========          =========          =========           =========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                          SVS EAGLE
    SVS DREMAN             FOCUSED                                 SVS INVESCO           SVS JANUS           SVS JANUS
     SMALL CAP            LARGE CAP               SVS                DYNAMIC             GROWTH AND            GROWTH
       VALUE                GROWTH             INDEX 500             GROWTH                INCOME          OPPORTUNITIES
PORTFOLIO - CLASS B  PORTFOLIO - CLASS B  PORTFOLIO - CLASS B  PORTFOLIO - CLASS B  PORTFOLIO - CLASS B  PORTFOLIO - CLASS B
-------------------  -------------------  -------------------  -------------------  -------------------  -------------------
    $  (1,779)            $    (756)          $    (277)            $    (122)           $    (873)          $     (12)
          388                    10                  20                   157                   39                  --

       42,799                10,009               5,886                 1,791               14,390                 137
    ---------             ---------           ---------             ---------            ---------           ---------


       41,408                 9,263               5,629                 1,826               13,556                 125
    ---------             ---------           ---------             ---------            ---------           ---------


      293,789               147,618              58,811                19,607              146,518               2,647

        1,800                 5,250              37,035                    --               29,088                  --
           (3)                   --                  --                    --                   --                  --
           --                    --                (599)                   --                 (398)                 --

       (2,135)                  (16)                 --                (1,639)                (121)                 --
           --                    --                  --                    --                   --                  --
    ---------             ---------           ---------             ---------            ---------           ---------


      293,451               152,852              95,247                17,968              175,087               2,647
    ---------             ---------           ---------             ---------            ---------           ---------

      334,859               162,115             100,876                19,794              188,643               2,772



           --                    --                  --                    --                   --                  --
    ---------             ---------           ---------             ---------            ---------           ---------
    $ 334,859             $ 162,115           $ 100,876             $  19,794            $ 188,643           $   2,772
    =========             =========           =========             =========            =========           =========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                   SVS MFS            SVS OAK          SVS TURNER
                                                  STRATEGIC          STRATEGIC           MID CAP          SMITH BARNEY
                                                    VALUE              EQUITY             GROWTH           LARGE CAP
                                                 PORTFOLIO -        PORTFOLIO -        PORTFOLIO -            CORE
                                                   CLASS B            CLASS B            CLASS B           PORTFOLIO
                                                 -----------        -----------        -----------        ------------
OPERATIONS:
  Net investment income (loss) ..........         $  (1,513)         $    (199)         $    (769)         $    (165)
  Realized gain (loss) ..................               499                174                233                 18
  Change in unrealized gain (loss)
    on investments ......................            32,672              2,831             13,072              4,815
                                                  ---------          ---------          ---------          ---------

    Net increase (decrease) in net assets
      resulting from operations .........            31,658              2,806             12,536              4,668
                                                  ---------          ---------          ---------          ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........           363,997             30,533            107,269             72,802
  Participant transfers from other
    funding options .....................            23,239             17,272              2,400                 --
  Administrative charges ................                (1)                (1)                (1)                --
  Contract surrenders ...................                --               (410)                --                 --
  Participant transfers to other
    funding options .....................            (1,617)            (2,350)            (1,629)                --
  Other payments to participants ........                --                 --                 --                 --
                                                  ---------          ---------          ---------          ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           385,618             45,044            108,039             72,802
                                                  ---------          ---------          ---------          ---------

    Net increase (decrease) in net assets           417,276             47,850            120,575             77,470


NET ASSETS:
    Beginning of year ...................                --                 --                 --                 --
                                                  ---------          ---------          ---------          ---------
    End of year .........................         $ 417,276          $  47,850          $ 120,575          $  77,470
                                                  =========          =========          =========          =========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                               MULTIPLE            MULTIPLE
  SMITH BARNEY            MULTIPLE            DISCIPLINE          DISCIPLINE             MULTIPLE
     PREMIER             DISCIPLINE          PORTFOLIO -          PORTFOLIO -           DISCIPLINE
   SELECTIONS           PORTFOLIO -            BALANCED             GLOBAL             PORTFOLIO -        ALGER AMERICAN
     ALL CAP              ALL CAP              ALL CAP              ALL CAP             LARGE CAP            BALANCED
     GROWTH              GROWTH AND           GROWTH AND          GROWTH AND            GROWTH AND         PORTFOLIO -
    PORTFOLIO              VALUE                VALUE                VALUE                VALUE           CLASS S SHARES
  ------------          -----------          -----------          -----------          -----------        --------------
   $       (86)         $   (37,420)         $   (10,782)         $    (3,100)         $    (8,278)         $    (1,582)
             5                5,451                5,056                1,690               90,714                 (721)

           975              572,425              142,773               48,225               48,245               20,625
   -----------          -----------          -----------          -----------          -----------          -----------


           894              540,456              137,047               46,815              130,681               18,322
   -----------          -----------          -----------          -----------          -----------          -----------


         7,200            4,645,257            1,738,025              322,833              824,656              465,845

            --              796,239               65,452               87,795               19,858                   --
            --                  (91)                 (17)                 (26)                 (12)                  (1)
            --              (56,312)             (33,341)                  --             (605,483)                  --

            --                   --                   --                   --                   --               (2,046)
            --                   --                   --                   --              (67,856)                  --
   -----------          -----------          -----------          -----------          -----------          -----------


         7,200            5,385,093            1,770,119              410,602              171,163              463,798
   -----------          -----------          -----------          -----------          -----------          -----------

         8,094            5,925,549            1,907,166              457,417              301,844              482,120



            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------
   $     8,094          $ 5,925,549          $ 1,907,166          $   457,417          $   301,844          $   482,120
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                               ALGER AMERICAN
                                                  LEVERAGED                            DISCIPLINED
                                                   ALLCAP           CONVERTIBLE          MID CAP             EQUITY
                                                 PORTFOLIO -         SECURITIES           STOCK              INCOME
                                               CLASS S SHARES        PORTFOLIO          PORTFOLIO          PORTFOLIO
                                               --------------       -----------        -----------         ---------
OPERATIONS:
  Net investment income (loss) ..........         $    (256)         $   4,974          $     (52)         $     595
  Realized gain (loss) ..................                16                864                (68)               736
  Change in unrealized gain (loss)
    on investments ......................             2,853              1,733              4,129             78,278
                                                  ---------          ---------          ---------          ---------

    Net increase (decrease) in net assets
      resulting from operations .........             2,613              7,571              4,009             79,609
                                                  ---------          ---------          ---------          ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........            59,139            496,894            100,135            598,329
  Participant transfers from other
    funding options .....................             1,054              7,139              1,792             16,226
  Administrative charges ................                --                 (3)                --                 (6)
  Contract surrenders ...................                --                 --                 --             (3,967)
  Participant transfers to other
    funding options .....................              (270)          (302,241)              (717)            (2,046)
  Other payments to participants ........                --                 --                 --                 --
                                                  ---------          ---------          ---------          ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            59,923            201,789            101,210            608,536
                                                  ---------          ---------          ---------          ---------

    Net increase (decrease) in net assets            62,536            209,360            105,219            688,145


NET ASSETS:
    Beginning of year ...................                --                 --                 --                 --
                                                  ---------          ---------          ---------          ---------
    End of year .........................         $  62,536          $ 209,360          $ 105,219          $ 688,145
                                                  =========          =========          =========          =========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                   LAZARD            MERRILL LYNCH             MFS
    FEDERATED            FEDERATED                              INTERNATIONAL          LARGE CAP             EMERGING
   HIGH YIELD              STOCK             LARGE CAP              STOCK                 CORE                GROWTH
    PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
   -----------          -----------         -----------         -------------        -------------         -----------
   $    36,490          $       174         $      (636)         $      (242)         $      (233)         $      (701)
         4,960                    1              25,472               99,554                   86                   16

       (12,746)                 862               6,239                3,575                5,070               10,950
   -----------          -----------         -----------          -----------          -----------          -----------


        28,704                1,037              31,075              102,887                4,923               10,265
   -----------          -----------         -----------          -----------          -----------          -----------


       857,350               13,951             165,374              115,295               27,197              115,573

        18,539                  750           3,217,869            9,715,208                3,750              170,407
            (1)                  --                  --                   (2)                  (1)                  (4)
        (3,003)                  --                  --                   --                 (487)                  --

      (304,781)                  --          (3,236,095)          (9,800,107)                  --                   --
            --                   --                  --                   --                   --                   --
   -----------          -----------         -----------          -----------          -----------          -----------


       568,104               14,701             147,148               30,394               30,459              285,976
   -----------          -----------         -----------          -----------          -----------          -----------

       596,808               15,738             178,223              133,281               35,382              296,241



            --                   --                  --                   --                   --                   --
   -----------          -----------         -----------          -----------          -----------          -----------
   $   596,808          $    15,738         $   178,223          $   133,281          $    35,382          $   296,241
   ===========          ===========         ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                      MFS                                    TRAVELERS
                                                    MID CAP              PIONEER              QUALITY            AIM CAPITAL
                                                    GROWTH                 FUND                 BOND            APPRECIATION
                                                   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                  -----------          -----------          -----------         ------------
OPERATIONS:
  Net investment income (loss) ..........         $      (192)         $     1,364          $    25,401          $    (1,814)
  Realized gain (loss) ..................                   6                   37                2,694                  764
  Change in unrealized gain (loss)
    on investments ......................               3,426                9,217              (24,413)              22,906
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from operations .........               3,240               10,618                3,682               21,856
                                                  -----------          -----------          -----------          -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........              40,560              140,856              866,834              163,729
  Participant transfers from other
    funding options .....................              16,200                   40            1,856,660               12,834
  Administrative charges ................                  (1)                  --                  (10)                  (1)
  Contract surrenders ...................                  --                   --                 (713)              (2,431)
  Participant transfers to other
    funding options .....................                (311)                (420)          (2,121,780)                  --
  Other payments to participants ........                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..              56,448              140,476              600,991              174,131
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets              59,688              151,094              604,673              195,987


NET ASSETS:
    Beginning of year ...................                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------
    End of year .........................         $    59,688          $   151,094          $   604,673          $   195,987
                                                  ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                       SMITH BARNEY
                      SB ADJUSTABLE          SMITH BARNEY                                 LARGE             SMITH BARNEY
       MFS             RATE INCOME            AGGRESSIVE         SMITH BARNEY         CAPITALIZATION          MID CAP
  TOTAL RETURN         PORTFOLIO -              GROWTH            HIGH INCOME             GROWTH                CORE
    PORTFOLIO         CLASS I SHARES          PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
  ------------        --------------         ------------        ------------         --------------        ------------
   $    41,082          $       347          $    (9,052)         $   134,678          $    (3,341)         $    (1,400)
           481                   12                  498                5,487                  177                  288

       114,334                 (677)             128,456               71,879               54,184               20,182
   -----------          -----------          -----------          -----------          -----------          -----------


       155,897                 (318)             119,902              212,044               51,020               19,070
   -----------          -----------          -----------          -----------          -----------          -----------


     2,327,285              335,792            1,644,352            1,969,715              476,878              118,749

       264,451              341,735               22,995              170,316                2,260                1,130
           (31)                  --                   (8)                 (16)                  (5)                  (2)
        (6,939)              (1,067)                (905)              (4,482)                  --               (1,590)

          (688)            (323,305)              (2,266)             (78,879)                  --                   --
            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------


     2,584,078              353,155            1,664,168            2,056,654              479,133              118,287
   -----------          -----------          -----------          -----------          -----------          -----------

     2,739,975              352,837            1,784,070            2,268,698              530,153              137,357



            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------
   $ 2,739,975          $   352,837          $ 1,784,070          $ 2,268,698          $   530,153          $   137,357
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                               TRAVELERS
                                                  SMITH BARNEY           STRATEGIC              MANAGED              VAN KAMPEN
                                                  MONEY MARKET             EQUITY                INCOME              ENTERPRISE
                                                    PORTFOLIO            PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                  ------------          ------------          ------------          ------------
OPERATIONS:
  Net investment income (loss) ..........         $    (14,056)         $       (782)         $     21,736          $       (262)
  Realized gain (loss) ..................                   --                    31                  (500)                   12
  Change in unrealized gain (loss)
    on investments ......................                   --                 9,609               (17,803)                4,144
                                                  ------------          ------------          ------------          ------------

    Net increase (decrease) in net assets
      resulting from operations .........              (14,056)                8,858                 3,433                 3,894
                                                  ------------          ------------          ------------          ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........            6,270,876                93,017               694,982                47,168
  Participant transfers from other
    funding options .....................           34,840,173                 5,657               104,084                    --
  Administrative charges ................                  (39)                   (4)                  (14)                   --
  Contract surrenders ...................           (3,704,964)                 (125)              (10,653)                   --
  Participant transfers to other
    funding options .....................          (35,759,683)                   --               (48,000)                   --
  Other payments to participants ........                   --                    --               (65,530)                   --
                                                  ------------          ------------          ------------          ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            1,646,363                98,545               674,869                47,168
                                                  ------------          ------------          ------------          ------------

    Net increase (decrease) in net assets            1,632,307               107,403               678,302                51,062


NET ASSETS:
    Beginning of year ...................                   --                    --                    --                    --
                                                  ------------          ------------          ------------          ------------
    End of year .........................         $  1,632,307          $    107,403          $    678,302          $     51,062
                                                  ============          ============          ============          ============

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                          SMITH BARNEY
                       EMERGING                             SMALL CAP
   COMSTOCK             GROWTH           ENTERPRISE          GROWTH          CONTRAFUND(R)      CONTRAFUND(R)
  PORTFOLIO -        PORTFOLIO -        PORTFOLIO -       OPPORTUNITIES       PORTFOLIO -        PORTFOLIO -
CLASS II SHARES     CLASS I SHARES    CLASS II SHARES       PORTFOLIO        SERVICE CLASS     SERVICE CLASS 2
---------------     --------------    ---------------     -------------      -------------     ---------------
   $  (2,107)         $  (2,003)         $  (1,095)         $    (500)         $  (3,414)         $  (1,737)
         140                 29                 49                353                490                 95

      40,955             14,602             13,685              8,663             48,524             27,370
   ---------          ---------          ---------          ---------          ---------          ---------


      38,988             12,628             12,639              8,516             45,600             25,728
   ---------          ---------          ---------          ---------          ---------          ---------


     447,023            439,584            120,182             49,049            282,515            241,799

       8,508              4,600                 --             35,296                 --              4,225
          (9)                (1)                --                 --                 (6)                (2)
      (2,505)                --                 --                 --             (3,615)                 1

      (5,632)                --                 --                 --                 --               (688)
          --                 --                 --                 --                 --                 --
   ---------          ---------          ---------          ---------          ---------          ---------


     447,385            444,183            120,182             84,345            278,894            245,335
   ---------          ---------          ---------          ---------          ---------          ---------

     486,373            456,811            132,821             92,861            324,494            271,063



          --                 --                 --                 --                 --                 --
   ---------          ---------          ---------          ---------          ---------          ---------
   $ 486,373          $ 456,811          $ 132,821          $  92,861          $ 324,494          $ 271,063
   =========          =========          =========          =========          =========          =========

                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                 DYNAMIC CAPITAL
                                                  APPRECIATION              MID CAP
                                                   PORTFOLIO -            PORTFOLIO -
                                                 SERVICE CLASS 2        SERVICE CLASS 2           COMBINED
                                                 ---------------        ---------------         -------------
OPERATIONS:
  Net investment income (loss) ..........         $        (319)         $      (3,473)         $      27,339
  Realized gain (loss) ..................                     8                  1,394                719,394
  Change in unrealized gain (loss)
    on investments ......................                 5,578                 79,760              3,775,995
                                                  -------------          -------------          -------------

    Net increase (decrease) in net assets
      resulting from operations .........                 5,267                 77,681              4,522,728
                                                  -------------          -------------          -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........                91,060                545,210             75,969,359
  Participant transfers from other
    funding options .....................                    --                  2,265            126,715,191
  Administrative charges ................                    --                     (4)                  (603)
  Contract surrenders ...................                    --                 (8,177)            (6,022,023)
  Participant transfers to other
    funding options .....................                    --                 (2,805)          (126,714,427)
  Other payments to participants ........                    --                     --               (146,698)
                                                  -------------          -------------          -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..                91,060                536,489             69,800,799
                                                  -------------          -------------          -------------

    Net increase (decrease) in net assets                96,327                614,170             74,323,527


NET ASSETS:
    Beginning of year ...................                    --                     --                     --
                                                  -------------          -------------          -------------
    End of year .........................         $      96,327          $     614,170          $  74,323,527
                                                  =============          =============          =============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

TLAC Variable Annuity Separate Account 2002 ("TLAC Separate Account 2002") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. TLAC Separate Account 2002 is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. TLAC Separate Account 2002 includes the Vintage Access Annuity, Portfolio Architect Access Annuity, Scudder Advocate Advisor Annuity and Scudder Advocate Advisor - ST1 Variable Annuity products.

Participant purchase payments applied to TLAC Separate Account 2002 are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, the investments comprising TLAC Separate Account 2002 were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AllianceBernstein Variable Product Series Fund, Inc. Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B) AllianceBernstein Premier Growth Portfolio - Class B
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Emerging Markets Portfolio
         Global Post-Venture Capital Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Investment Portfolio, Massachusetts business trust
         Dreyfus MidCap Stock Portfolio - Service Shares
     Dreyfus Socially Responsible Growth Fund, Inc., Maryland business trust
         Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF Appreciation Portfolio - Initial Shares
         Dreyfus VIF Developing Leaders Portfolio - Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Emerging Growth Fund - Class I Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     INVESCO Variable Investment Funds, Inc., Maryland business trust
         INVESCO VIF - Utilities Fund
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio

     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III
         Merrill Lynch Small Cap Value V.I. Fund - Class III
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
     Scudder Investments VIT Funds, Massachusetts business trust
         Scudder Real Estate Securities Portfolio - Class B
     Scudder Variable Series I, Massachusetts business trust
         21st Century Growth Portfolio - Class B
         Capital Growth Portfolio - Class B
         Global Discovery Portfolio - Class B
         Growth and Income Portfolio - Class B
         Health Sciences Portfolio - Class B
         International Portfolio - Class B
     Scudder Variable Series II, Massachusetts business trust
         Scudder Aggressive Growth Portfolio - Class B
         Scudder Blue Chip Portfolio - Class B
         Scudder Contrarian Value Portfolio - Class B
         Scudder Fixed Income Portfolio - Class B
         Scudder Global Blue Chip Portfolio - Class B
         Scudder Government Securities Portfolio - Class B
         Scudder Growth Portfolio - Class B
         Scudder High Income Portfolio - Class B
         Scudder International Select Equity Portfolio - Class B
         Scudder Money Market Portfolio - Class B
         Scudder Small Cap Growth Portfolio - Class B
         Scudder Strategic Income Portfolio - Class B
         Scudder Technology Growth Portfolio - Class B
         Scudder Total Return Portfolio - Class B
         SVS Davis Venture Value Portfolio - Class B
         SVS Dreman Financial Services Portfolio - Class B
         SVS Dreman High Return Equity Portfolio - Class B
         SVS Dreman Small Cap Value Portfolio - Class B
         SVS Eagle Focused Large Cap Growth Portfolio - Class B
         SVS Focus Value & Growth Portfolio - Class B *
         SVS Index 500 Portfolio - Class B
         SVS INVESCO Dynamic Growth Portfolio - Class B
         SVS Janus Growth And Income Portfolio - Class B
         SVS Janus Growth Opportunities Portfolio - Class B
         SVS MFS Strategic Value Portfolio - Class B
         SVS Oak Strategic Equity Portfolio - Class B
         SVS Turner Mid Cap Growth Portfolio - Class B

     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust,
       Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     The Alger American Fund, Massachusetts business trust
         Alger American Balanced Portfolio - Class S Shares
         Alger American Leveraged AllCap Portfolio - Class S Shares
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         Pioneer Fund Portfolio
         Travelers Quality Bond Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney Large Cap Value Portfolio *
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio
         Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

     * No assets for the period

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by TLAC Separate Account 2002 in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of TLAC Separate Account 2002 form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of TLAC Separate Account 2002. TLAC Separate Account 2002 is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. TLAC Separate Account 2002 adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $202,201,449 and $132,298,800 respectively, for the period ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $70,564,828 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $3,863,406. Gross unrealized depreciation for all investments at December 31, 2003 was $87,411.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

- Mortality and Expense Risks assumed by The Company (M&E)
- Administrative fees paid for administrative expenses (ADM)
- Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
- Guaranteed  Minimum Withdrawal  Benefit,  if elected by the contract owner
  (GMWB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Enhanced (E),.

------------------------------------------------------------------------------------------------------------------------------------
Separate Account                     TLAC 2002
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Asset-based Charges
                                                                      --------------------------------------------------------------
                                                                                         Optional Features
  Separate Account Charge (1)   Dth                                                     --------------------           Total
   (as identified in Note 4)    Ben  Product                             M&E      ADM     E.S.P.     GMWB             Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.70%    S   Portfolio Architect Access         1.55%    0.15%                                1.70%
                                 S   Scudder Advocate Advisor           1.55%    0.15%                                1.70%

Separate Account Charge 1.80%    S   Vintage Access                     1.65%    0.15%                                1.80%
                                 S   Scudder Advocate Advisor - ST1     1.65%    0.15%                                1.80%

Separate Account Charge 1.90%    E   Portfolio Architect Access         1.75%    0.15%                                1.90%
                                 E   Scudder Advocate Advisor           1.75%    0.15%                                1.90%
                                 S   Portfolio Architect Access         1.55%    0.15%     0.20%                      1.90%
                                 S   Scudder Advocate Advisor           1.55%    0.15%     0.20%                      1.90%

Separate Account Charge 2.00%    E   Vintage Access                     1.85%    0.15%                                2.00%
                                 S   Vintage Access                     1.65%    0.15%     0.20%                      2.00%
                                 S   Scudder Advocate Advisor - ST1     1.65%    0.15%     0.20%                      2.00%
                                 E   Scudder Advocate Advisor - ST1     1.85%    0.15%                                2.00%

Separate Account Charge 2.10%    S   Portfolio Architect Access         1.55%    0.15%               0.40%            2.10%
                                 S   Scudder Advocate Advisor           1.55%    0.15%               0.40%            2.10%
                                 E   Portfolio Architect Access         1.75%    0.15%     0.20%                      2.10%
                                 E   Scudder Advocate Advisor           1.75%    0.15%     0.20%                      2.10%

Separate Account Charge 2.20%    S   Vintage Access                     1.65%    0.15%               0.40%            2.20%
                                 E   Vintage Access                     1.85%    0.15%     0.20%                      2.20%
                                 S   Scudder Advocate Advisor - ST1     1.65%    0.15%               0.40%            2.20%
                                 E   Scudder Advocate Advisor - ST1     1.85%    0.15%     0.20%                      2.20%

Separate Account Charge 2.30%    S   Portfolio Architect Access         1.55%    0.15%     0.20%     0.40%            2.30%
                                 S   Scudder Advocate Advisor           1.55%    0.15%     0.20%     0.40%            2.30%
                                 E   Portfolio Architect Access         1.75%    0.15%               0.40%            2.30%
                                 E   Scudder Advocate Advisor           1.75%    0.15%               0.40%            2.30%

Separate Account Charge 2.40%    S   Vintage Access                     1.65%    0.15%     0.20%     0.40%            2.40%
                                 E   Vintage Access                     1.85%    0.15%               0.40%            2.40%
                                 S   Scudder Advocate Advisor - ST1     1.65%    0.15%     0.20%     0.40%            2.40%
                                 E   Scudder Advocate Advisor - ST1     1.85%    0.15%               0.40%            2.40%

Separate Account Charge 2.50%    E   Portfolio Architect Access         1.75%    0.15%     0.20%     0.40%            2.50%
                                 E   Scudder Advocate Advisor           1.75%    0.15%     0.20%     0.40%            2.50%

Separate Account Charge 2.60%    E   Vintage Access                     1.85%    0.15%     0.20%     0.40%            2.60%
                                 E   Scudder Advocate Advisor - ST1     1.85%    0.15%     0.20%     0.40%            2.60%
------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
------------------------------------------------------------------------------------------------------------------------------------

For Contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Capital Appreciation Fund
    Separate Account Charges 1.70% .................................             53,081      $  1.240         $     65,816
    Separate Account Charges 1.80% .................................                  -         1.239                    -
    Separate Account Charges 1.90% .................................                  -         1.238                    -
    Separate Account Charges 2.00% .................................                  -         1.237                    -
    Separate Account Charges 2.10% .................................             70,492         1.236               87,135
    Separate Account Charges 2.20% .................................                  -         1.235                    -
    Separate Account Charges 2.30% .................................             19,499         1.234               24,067
    Separate Account Charges 2.40% .................................                  -         1.233                    -
    Separate Account Charges 2.50% .................................              4,262         1.232                5,252
    Separate Account Charges 2.60% .................................                  -         1.231                    -

Money Market Portfolio
    Separate Account Charges 1.70% .................................          1,000,853         0.992              993,374
    Separate Account Charges 1.80% .................................                  -         0.992                    -
    Separate Account Charges 1.90% .................................             27,113         0.991               26,869
    Separate Account Charges 2.00% .................................                  -         0.990                    -
    Separate Account Charges 2.10% .................................            462,016         0.989              457,156
    Separate Account Charges 2.20% .................................                  -         0.989                    -
    Separate Account Charges 2.30% .................................                  -         0.988                    -
    Separate Account Charges 2.40% .................................                  -         0.987                    -
    Separate Account Charges 2.50% .................................             50,215         0.986               49,534
    Separate Account Charges 2.60% .................................                  -         0.986                    -

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 1.70% .................................                  -         1.314                    -
    Separate Account Charges 1.80% .................................                  -         1.313                    -
    Separate Account Charges 1.90% .................................                  -         1.312                    -
    Separate Account Charges 2.00% .................................              7,899         1.311               10,357
    Separate Account Charges 2.10% .................................                  -         1.310                    -
    Separate Account Charges 2.20% .................................             82,770         1.309              108,360
    Separate Account Charges 2.30% .................................                  -         1.308                    -
    Separate Account Charges 2.40% .................................             23,621         1.307               30,876
    Separate Account Charges 2.50% .................................                  -         1.306                    -
    Separate Account Charges 2.60% .................................                  -         1.305                    -
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................             34,080         1.196               40,766
    Separate Account Charges 1.80% .................................                  -         1.195                    -
    Separate Account Charges 1.90% .................................                  -         1.194                    -
    Separate Account Charges 2.00% .................................                  -         1.193                    -
    Separate Account Charges 2.10% .................................             12,541         1.193               14,955
    Separate Account Charges 2.20% .................................                  -         1.192                    -
    Separate Account Charges 2.30% .................................                  -         1.191                    -
    Separate Account Charges 2.40% .................................                  -         1.190                    -
    Separate Account Charges 2.50% .................................                  -         1.189                    -
    Separate Account Charges 2.60% .................................                  -         1.188                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................            180,398      $  1.374         $    247,886
    Separate Account Charges 1.80% .................................            299,589         1.373              411,351
    Separate Account Charges 1.90% .................................                711         1.372                  975
    Separate Account Charges 2.00% .................................                  -         1.371                    -
    Separate Account Charges 2.10% .................................             69,229         1.370               94,836
    Separate Account Charges 2.20% .................................            197,919         1.369              270,919
    Separate Account Charges 2.30% .................................             70,473         1.368               96,392
    Separate Account Charges 2.40% .................................            173,170         1.367              236,677
    Separate Account Charges 2.50% .................................              4,404         1.366                6,014
    Separate Account Charges 2.60% .................................             28,454         1.365               38,829
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................            459,044         1.352              620,404
    Separate Account Charges 1.80% .................................            504,329         1.350              681,080
    Separate Account Charges 1.90% .................................              9,400         1.349               12,685
    Separate Account Charges 2.00% .................................                  -         1.348                    -
    Separate Account Charges 2.10% .................................            301,837         1.347              406,681
    Separate Account Charges 2.20% .................................            747,497         1.346            1,006,371
    Separate Account Charges 2.30% .................................            157,015         1.345              211,229
    Separate Account Charges 2.40% .................................            325,574         1.344              437,648
    Separate Account Charges 2.50% .................................             20,944         1.343               28,133
    Separate Account Charges 2.60% .................................            213,259         1.342              286,231
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................            346,672         1.322              458,387
    Separate Account Charges 1.80% .................................            625,264         1.321              826,105
    Separate Account Charges 1.90% .................................             16,781         1.320               22,153
    Separate Account Charges 2.00% .................................                  -         1.319                    -
    Separate Account Charges 2.10% .................................            239,341         1.318              315,474
    Separate Account Charges 2.20% .................................          1,597,963         1.317            2,104,601
    Separate Account Charges 2.30% .................................             78,319         1.316              103,069
    Separate Account Charges 2.40% .................................            433,446         1.315              569,971
    Separate Account Charges 2.50% .................................             18,526         1.314               24,342
    Separate Account Charges 2.60% .................................            284,259         1.313              373,207

Credit Suisse Trust
  Emerging Markets Portfolio
    Separate Account Charges 1.70% .................................              8,699         1.321               11,493
    Separate Account Charges 1.80% .................................                  -         1.321                    -
    Separate Account Charges 1.90% .................................                  -         1.320                    -
    Separate Account Charges 2.00% .................................                  -         1.319                    -
    Separate Account Charges 2.10% .................................             11,233         1.318               14,809
    Separate Account Charges 2.20% .................................                  -         1.318                    -
    Separate Account Charges 2.30% .................................                  -         1.317                    -
    Separate Account Charges 2.40% .................................                  -         1.316                    -
    Separate Account Charges 2.50% .................................                  -         1.315                    -
    Separate Account Charges 2.60% .................................                  -         1.315                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Credit Suisse Trust (continued)
  Global Post-Venture Capital Portfolio
    Separate Account Charges 1.70% .................................                  -      $  1.240         $          -
    Separate Account Charges 1.80% .................................                  -         1.239                    -
    Separate Account Charges 1.90% .................................                  -         1.238                    -
    Separate Account Charges 2.00% .................................                  -         1.238                    -
    Separate Account Charges 2.10% .................................                652         1.237                  807
    Separate Account Charges 2.20% .................................                  -         1.236                    -
    Separate Account Charges 2.30% .................................                  -         1.236                    -
    Separate Account Charges 2.40% .................................                  -         1.235                    -
    Separate Account Charges 2.50% .................................                  -         1.234                    -
    Separate Account Charges 2.60% .................................                  -         1.234                    -

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.70% .................................             91,346         1.302              118,909
    Separate Account Charges 1.80% .................................                  -         1.301                    -
    Separate Account Charges 1.90% .................................                  -         1.300                    -
    Separate Account Charges 2.00% .................................                  -         1.299                    -
    Separate Account Charges 2.10% .................................            155,938         1.298              202,369
    Separate Account Charges 2.20% .................................                  -         1.297                    -
    Separate Account Charges 2.30% .................................             50,725         1.296               65,727
    Separate Account Charges 2.40% .................................                  -         1.295                    -
    Separate Account Charges 2.50% .................................              1,441         1.294                1,864
    Separate Account Charges 2.60% .................................                  -         1.293                    -

Dreyfus Investment Portfolio
  Dreyfus MidCap Stock Portfolio - Service Shares
    Separate Account Charges 1.70% .................................             18,930         1.173               22,211
    Separate Account Charges 1.80% .................................                  -         1.173                    -
    Separate Account Charges 1.90% .................................                  -         1.172                    -
    Separate Account Charges 2.00% .................................                  -         1.171                    -
    Separate Account Charges 2.10% .................................            163,248         1.171              191,120
    Separate Account Charges 2.20% .................................                  -         1.170                    -
    Separate Account Charges 2.30% .................................             47,329         1.169               55,349
    Separate Account Charges 2.40% .................................                  -         1.169                    -
    Separate Account Charges 2.50% .................................              2,807         1.168                3,279
    Separate Account Charges 2.60% .................................                  -         1.167                    -

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares
    Separate Account Charges 1.70% .................................                  -         1.127                    -
    Separate Account Charges 1.80% .................................                  -         1.126                    -
    Separate Account Charges 1.90% .................................                  -         1.126                    -
    Separate Account Charges 2.00% .................................                  -         1.125                    -
    Separate Account Charges 2.10% .................................              5,180         1.125                5,825
    Separate Account Charges 2.20% .................................                  -         1.124                    -
    Separate Account Charges 2.30% .................................                  -         1.123                    -
    Separate Account Charges 2.40% .................................                  -         1.123                    -
    Separate Account Charges 2.50% .................................                  -         1.122                    -
    Separate Account Charges 2.60% .................................                  -         1.121                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.70% .................................             77,766      $  1.213         $     94,349
    Separate Account Charges 1.80% .................................                  -         1.212                    -
    Separate Account Charges 1.90% .................................                  -         1.211                    -
    Separate Account Charges 2.00% .................................                  -         1.210                    -
    Separate Account Charges 2.10% .................................              8,577         1.210               10,374
    Separate Account Charges 2.20% .................................                  -         1.209                    -
    Separate Account Charges 2.30% .................................                  -         1.208                    -
    Separate Account Charges 2.40% .................................                  -         1.207                    -
    Separate Account Charges 2.50% .................................                  -         1.206                    -
    Separate Account Charges 2.60% .................................                  -         1.205                    -
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.70% .................................            252,902         1.329              336,192
    Separate Account Charges 1.80% .................................                  -         1.328                    -
    Separate Account Charges 1.90% .................................              7,264         1.327                9,641
    Separate Account Charges 2.00% .................................                  -         1.326                    -
    Separate Account Charges 2.10% .................................             79,640         1.325              105,543
    Separate Account Charges 2.20% .................................                  -         1.324                    -
    Separate Account Charges 2.30% .................................                  -         1.323                    -
    Separate Account Charges 2.40% .................................                  -         1.322                    -
    Separate Account Charges 2.50% .................................              3,903         1.321                5,156
    Separate Account Charges 2.60% .................................                  -         1.320                    -

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................                  -         1.399                    -
    Separate Account Charges 1.80% .................................             76,045         1.398              106,287
    Separate Account Charges 1.90% .................................                  -         1.397                    -
    Separate Account Charges 2.00% .................................                  -         1.396                    -
    Separate Account Charges 2.10% .................................                  -         1.394                    -
    Separate Account Charges 2.20% .................................            463,523         1.393              645,869
    Separate Account Charges 2.30% .................................                  -         1.392                    -
    Separate Account Charges 2.40% .................................             59,353         1.391               82,575
    Separate Account Charges 2.50% .................................                  -         1.390                    -
    Separate Account Charges 2.60% .................................            103,605         1.389              143,921
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................            251,428         1.265              317,982
    Separate Account Charges 1.80% .................................                  -         1.264                    -
    Separate Account Charges 1.90% .................................                  -         1.263                    -
    Separate Account Charges 2.00% .................................                  -         1.262                    -
    Separate Account Charges 2.10% .................................            143,251         1.261              180,610
    Separate Account Charges 2.20% .................................            364,439         1.260              459,128
    Separate Account Charges 2.30% .................................             36,731         1.259               46,238
    Separate Account Charges 2.40% .................................             95,642         1.258              120,305
    Separate Account Charges 2.50% .................................             15,059         1.257               18,927
    Separate Account Charges 2.60% .................................             46,060         1.256               57,848

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................             22,958      $  1.445         $     33,174
    Separate Account Charges 1.80% .................................             90,090         1.444              130,093
    Separate Account Charges 1.90% .................................                  -         1.443                    -
    Separate Account Charges 2.00% .................................                  -         1.442                    -
    Separate Account Charges 2.10% .................................             71,945         1.441              103,682
    Separate Account Charges 2.20% .................................             15,709         1.440               22,624
    Separate Account Charges 2.30% .................................             41,587         1.439               59,853
    Separate Account Charges 2.40% .................................              6,755         1.438                9,715
    Separate Account Charges 2.50% .................................              4,337         1.437                6,234
    Separate Account Charges 2.60% .................................              7,622         1.436               10,947
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................                  -         1.408                    -
    Separate Account Charges 1.80% .................................            121,178         1.407              170,511
    Separate Account Charges 1.90% .................................                  -         1.406                    -
    Separate Account Charges 2.00% .................................                  -         1.405                    -
    Separate Account Charges 2.10% .................................                  -         1.404                    -
    Separate Account Charges 2.20% .................................            172,058         1.403              241,360
    Separate Account Charges 2.30% .................................                  -         1.402                    -
    Separate Account Charges 2.40% .................................             38,721         1.401               54,234
    Separate Account Charges 2.50% .................................                  -         1.400                    -
    Separate Account Charges 2.60% .................................            103,046         1.398              144,108
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................            543,306         1.383              751,435
    Separate Account Charges 1.80% .................................                  -         1.382                    -
    Separate Account Charges 1.90% .................................                  -         1.381                    -
    Separate Account Charges 2.00% .................................                  -         1.380                    -
    Separate Account Charges 2.10% .................................            105,145         1.379              144,978
    Separate Account Charges 2.20% .................................                  -         1.378                    -
    Separate Account Charges 2.30% .................................             11,625         1.377               16,005
    Separate Account Charges 2.40% .................................                  -         1.376                    -
    Separate Account Charges 2.50% .................................              3,779         1.375                5,195
    Separate Account Charges 2.60% .................................                  -         1.374                    -

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.70% .................................                  -         1.225                    -
    Separate Account Charges 1.80% .................................             71,023         1.224               86,958
    Separate Account Charges 1.90% .................................                  -         1.223                    -
    Separate Account Charges 2.00% .................................                  -         1.222                    -
    Separate Account Charges 2.10% .................................                  -         1.222                    -
    Separate Account Charges 2.20% .................................            296,363         1.221              361,743
    Separate Account Charges 2.30% .................................                  -         1.220                    -
    Separate Account Charges 2.40% .................................             25,810         1.219               31,456
    Separate Account Charges 2.50% .................................                  -         1.218                    -
    Separate Account Charges 2.60% .................................             61,742         1.217               75,132

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Greenwich Street Series Fund (continued)
  Diversified Strategic Income Portfolio
    Separate Account Charges 1.70% .................................                  -      $  1.078         $          -
    Separate Account Charges 1.80% .................................            664,067         1.077              715,323
    Separate Account Charges 1.90% .................................                  -         1.076                    -
    Separate Account Charges 2.00% .................................                  -         1.076                    -
    Separate Account Charges 2.10% .................................                  -         1.075                    -
    Separate Account Charges 2.20% .................................            260,925         1.074              280,199
    Separate Account Charges 2.30% .................................                  -         1.073                    -
    Separate Account Charges 2.40% .................................                  -         1.072                    -
    Separate Account Charges 2.50% .................................                  -         1.071                    -
    Separate Account Charges 2.60% .................................                  -         1.071                    -
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.70% .................................            248,020         1.265              313,741
    Separate Account Charges 1.80% .................................             40,091         1.264               50,676
    Separate Account Charges 1.90% .................................              9,020         1.263               11,393
    Separate Account Charges 2.00% .................................                  -         1.262                    -
    Separate Account Charges 2.10% .................................             82,594         1.261              104,160
    Separate Account Charges 2.20% .................................            180,603         1.260              227,583
    Separate Account Charges 2.30% .................................             39,527         1.259               49,770
    Separate Account Charges 2.40% .................................                  -         1.258                    -
    Separate Account Charges 2.50% .................................             19,303         1.257               24,268
    Separate Account Charges 2.60% .................................                  -         1.256                    -
  Fundamental Value Portfolio
    Separate Account Charges 1.70% .................................                  -         1.411                    -
    Separate Account Charges 1.80% .................................            196,716         1.410              277,277
    Separate Account Charges 1.90% .................................                  -         1.408                    -
    Separate Account Charges 2.00% .................................              7,847         1.407               11,043
    Separate Account Charges 2.10% .................................                  -         1.406                    -
    Separate Account Charges 2.20% .................................            224,738         1.405              315,780
    Separate Account Charges 2.30% .................................                  -         1.404                    -
    Separate Account Charges 2.40% .................................            157,660         1.403              221,180
    Separate Account Charges 2.50% .................................                  -         1.402                    -
    Separate Account Charges 2.60% .................................             76,576         1.401              107,258
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    Separate Account Charges 1.70% .................................             84,927         1.339              113,759
    Separate Account Charges 1.80% .................................                  -         1.338                    -
    Separate Account Charges 1.90% .................................                  -         1.337                    -
    Separate Account Charges 2.00% .................................                  -         1.336                    -
    Separate Account Charges 2.10% .................................             27,935         1.335               37,304
    Separate Account Charges 2.20% .................................                  -         1.334                    -
    Separate Account Charges 2.30% .................................                  -         1.333                    -
    Separate Account Charges 2.40% .................................                  -         1.332                    -
    Separate Account Charges 2.50% .................................              1,419         1.331                1,888
    Separate Account Charges 2.60% .................................                  -         1.330                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.70% .................................                609      $  1.288         $        785
    Separate Account Charges 1.80% .................................                  -         1.287                    -
    Separate Account Charges 1.90% .................................                  -         1.286                    -
    Separate Account Charges 2.00% .................................                  -         1.285                    -
    Separate Account Charges 2.10% .................................             98,912         1.284              127,050
    Separate Account Charges 2.20% .................................                  -         1.283                    -
    Separate Account Charges 2.30% .................................             11,844         1.283               15,190
    Separate Account Charges 2.40% .................................                  -         1.282                    -
    Separate Account Charges 2.50% .................................             14,858         1.281               19,026
    Separate Account Charges 2.60% .................................                  -         1.280                    -

INVESCO Variable Investment Funds, Inc.
  INVESCO VIF - Utilities Fund
    Separate Account Charges 1.70% .................................                  -         1.068                    -
    Separate Account Charges 1.80% .................................                  -         1.067                    -
    Separate Account Charges 1.90% .................................                  -         1.067                    -
    Separate Account Charges 2.00% .................................                  -         1.066                    -
    Separate Account Charges 2.10% .................................              7,327         1.065                7,807
    Separate Account Charges 2.20% .................................                  -         1.065                    -
    Separate Account Charges 2.30% .................................                  -         1.064                    -
    Separate Account Charges 2.40% .................................                  -         1.064                    -
    Separate Account Charges 2.50% .................................                  -         1.063                    -
    Separate Account Charges 2.60% .................................                  -         1.063                    -

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.70% .................................             60,106         1.123               67,498
    Separate Account Charges 1.80% .................................                  -         1.122                    -
    Separate Account Charges 1.90% .................................                  -         1.121                    -
    Separate Account Charges 2.00% .................................                  -         1.120                    -
    Separate Account Charges 2.10% .................................            297,061         1.120              332,571
    Separate Account Charges 2.20% .................................                  -         1.119                    -
    Separate Account Charges 2.30% .................................             25,700         1.118               28,728
    Separate Account Charges 2.40% .................................                  -         1.117                    -
    Separate Account Charges 2.50% .................................                  -         1.116                    -
    Separate Account Charges 2.60% .................................                  -         1.115                    -
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.70% .................................                  -         1.204                    -
    Separate Account Charges 1.80% .................................                  -         1.203                    -
    Separate Account Charges 1.90% .................................                  -         1.202                    -
    Separate Account Charges 2.00% .................................                  -         1.201                    -
    Separate Account Charges 2.10% .................................              4,516         1.200                5,420
    Separate Account Charges 2.20% .................................                  -         1.199                    -
    Separate Account Charges 2.30% .................................                  -         1.198                    -
    Separate Account Charges 2.40% .................................                  -         1.197                    -
    Separate Account Charges 2.50% .................................                  -         1.196                    -
    Separate Account Charges 2.60% .................................                  -         1.195                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Janus Aspen Series (continued)
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.70% .................................             13,742      $  1.428         $     19,623
    Separate Account Charges 1.80% .................................                  -         1.427                    -
    Separate Account Charges 1.90% .................................                  -         1.426                    -
    Separate Account Charges 2.00% .................................                  -         1.425                    -
    Separate Account Charges 2.10% .................................              4,023         1.424                5,728
    Separate Account Charges 2.20% .................................                  -         1.423                    -
    Separate Account Charges 2.30% .................................                  -         1.421                    -
    Separate Account Charges 2.40% .................................                  -         1.420                    -
    Separate Account Charges 2.50% .................................              1,252         1.419                1,776
    Separate Account Charges 2.60% .................................                  -         1.418                    -
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 1.70% .................................                  -         1.319                    -
    Separate Account Charges 1.80% .................................             70,642         1.318               93,088
    Separate Account Charges 1.90% .................................                  -         1.317                    -
    Separate Account Charges 2.00% .................................                  -         1.316                    -
    Separate Account Charges 2.10% .................................                  -         1.315                    -
    Separate Account Charges 2.20% .................................              5,103         1.314                6,703
    Separate Account Charges 2.30% .................................                  -         1.313                    -
    Separate Account Charges 2.40% .................................             20,803         1.312               27,284
    Separate Account Charges 2.50% .................................                  -         1.311                    -
    Separate Account Charges 2.60% .................................              7,122         1.309                9,326
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.70% .................................            244,549         1.291              315,719
    Separate Account Charges 1.80% .................................                  -         1.290                    -
    Separate Account Charges 1.90% .................................                741         1.289                  956
    Separate Account Charges 2.00% .................................                  -         1.288                    -
    Separate Account Charges 2.10% .................................             27,158         1.287               34,954
    Separate Account Charges 2.20% .................................                  -         1.286                    -
    Separate Account Charges 2.30% .................................                  -         1.285                    -
    Separate Account Charges 2.40% .................................                  -         1.284                    -
    Separate Account Charges 2.50% .................................                  -         1.283                    -
    Separate Account Charges 2.60% .................................                  -         1.282                    -

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.70% .................................              1,622         1.333                2,162
    Separate Account Charges 1.80% .................................                  -         1.332                    -
    Separate Account Charges 1.90% .................................                  -         1.331                    -
    Separate Account Charges 2.00% .................................                  -         1.330                    -
    Separate Account Charges 2.10% .................................              7,397         1.330                9,835
    Separate Account Charges 2.20% .................................             42,618         1.329               56,625
    Separate Account Charges 2.30% .................................                  -         1.328                    -
    Separate Account Charges 2.40% .................................             16,624         1.327               22,060
    Separate Account Charges 2.50% .................................                  -         1.326                    -
    Separate Account Charges 2.60% .................................                  -         1.325                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.70% .................................            185,001      $  1.242         $    229,764
    Separate Account Charges 1.80% .................................              4,911         1.241                6,095
    Separate Account Charges 1.90% .................................                  -         1.240                    -
    Separate Account Charges 2.00% .................................                  -         1.239                    -
    Separate Account Charges 2.10% .................................            118,313         1.239              146,548
    Separate Account Charges 2.20% .................................            132,649         1.238              164,195
    Separate Account Charges 2.30% .................................            109,832         1.237              135,862
    Separate Account Charges 2.40% .................................            139,106         1.236              171,958
    Separate Account Charges 2.50% .................................              5,744         1.235                7,096
    Separate Account Charges 2.60% .................................                  -         1.235                    -
  Mid-Cap Value Portfolio
    Separate Account Charges 1.70% .................................            197,185         1.257              247,883
    Separate Account Charges 1.80% .................................            166,385         1.256              209,024
    Separate Account Charges 1.90% .................................              1,156         1.255                1,451
    Separate Account Charges 2.00% .................................                  -         1.255                    -
    Separate Account Charges 2.10% .................................             80,387         1.254              100,785
    Separate Account Charges 2.20% .................................            224,172         1.253              280,867
    Separate Account Charges 2.30% .................................             61,174         1.252               76,595
    Separate Account Charges 2.40% .................................             17,038         1.251               21,319
    Separate Account Charges 2.50% .................................              3,279         1.250                4,100
    Separate Account Charges 2.60% .................................                  -         1.250                    -

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.70% .................................                  -         1.074                    -
    Separate Account Charges 1.80% .................................                  -         1.074                    -
    Separate Account Charges 1.90% .................................                  -         1.074                    -
    Separate Account Charges 2.00% .................................                  -         1.074                    -
    Separate Account Charges 2.10% .................................                  -         1.074                    -
    Separate Account Charges 2.20% .................................                  -         1.073                    -
    Separate Account Charges 2.30% .................................              4,763         1.073                5,112
    Separate Account Charges 2.40% .................................                  -         1.073                    -
    Separate Account Charges 2.50% .................................                  -         1.073                    -
    Separate Account Charges 2.60% .................................                  -         1.073                    -
  Merrill Lynch Small Cap Value V.I. Fund - Class III
    Separate Account Charges 1.70% .................................                  -         1.067                    -
    Separate Account Charges 1.80% .................................                  -         1.067                    -
    Separate Account Charges 1.90% .................................                  -         1.067                    -
    Separate Account Charges 2.00% .................................                  -         1.067                    -
    Separate Account Charges 2.10% .................................                  -         1.067                    -
    Separate Account Charges 2.20% .................................                  -         1.067                    -
    Separate Account Charges 2.30% .................................              4,732         1.067                5,047
    Separate Account Charges 2.40% .................................                  -         1.066                    -
    Separate Account Charges 2.50% .................................                  -         1.066                    -
    Separate Account Charges 2.60% .................................                  -         1.066                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.70% .................................            169,596      $  1.046         $    177,360
    Separate Account Charges 1.80% .................................            548,984         1.045              573,728
    Separate Account Charges 1.90% .................................                  -         1.044                    -
    Separate Account Charges 2.00% .................................                  -         1.044                    -
    Separate Account Charges 2.10% .................................             99,197         1.043              103,458
    Separate Account Charges 2.20% .................................            104,830         1.042              109,261
    Separate Account Charges 2.30% .................................            103,321         1.042              107,615
    Separate Account Charges 2.40% .................................             35,253         1.041               36,694
    Separate Account Charges 2.50% .................................                  -         1.040                    -
    Separate Account Charges 2.60% .................................                  -         1.039                    -
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.70% .................................            512,237         1.023              524,106
    Separate Account Charges 1.80% .................................            395,456         1.022              404,294
    Separate Account Charges 1.90% .................................             35,382         1.021               36,144
    Separate Account Charges 2.00% .................................             17,430         1.021               17,791
    Separate Account Charges 2.10% .................................            381,721         1.020              389,329
    Separate Account Charges 2.20% .................................          1,312,100         1.019            1,337,200
    Separate Account Charges 2.30% .................................              2,667         1.018                2,716
    Separate Account Charges 2.40% .................................            209,026         1.017              212,686
    Separate Account Charges 2.50% .................................             20,129         1.017               20,465
    Separate Account Charges 2.60% .................................            211,805         1.016              215,172

Putnam Variable Trust
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.70% .................................              1,083         1.380                1,495
    Separate Account Charges 1.80% .................................             11,655         1.379               16,075
    Separate Account Charges 1.90% .................................                  -         1.378                    -
    Separate Account Charges 2.00% .................................                  -         1.377                    -
    Separate Account Charges 2.10% .................................             17,733         1.376               24,401
    Separate Account Charges 2.20% .................................             94,637         1.375              130,120
    Separate Account Charges 2.30% .................................                  -         1.374                    -
    Separate Account Charges 2.40% .................................             21,699         1.373               29,788
    Separate Account Charges 2.50% .................................                  -         1.372                    -
    Separate Account Charges 2.60% .................................              4,592         1.371                6,293
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.70% .................................            147,642         1.547              228,414
    Separate Account Charges 1.80% .................................             29,737         1.546               45,971
    Separate Account Charges 1.90% .................................                  -         1.545                    -
    Separate Account Charges 2.00% .................................                  -         1.544                    -
    Separate Account Charges 2.10% .................................             11,318         1.542               17,456
    Separate Account Charges 2.20% .................................             74,439         1.541              114,722
    Separate Account Charges 2.30% .................................                  -         1.540                    -
    Separate Account Charges 2.40% .................................              6,816         1.539               10,488
    Separate Account Charges 2.50% .................................              2,746         1.538                4,222
    Separate Account Charges 2.60% .................................                  -         1.536                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.70% .................................             74,067      $  1.407         $    104,232
    Separate Account Charges 1.80% .................................              9,776         1.406               13,747
    Separate Account Charges 1.90% .................................                  -         1.405                    -
    Separate Account Charges 2.00% .................................                  -         1.404                    -
    Separate Account Charges 2.10% .................................              4,500         1.403                6,313
    Separate Account Charges 2.20% .................................             50,808         1.402               71,228
    Separate Account Charges 2.30% .................................             42,336         1.401               59,304
    Separate Account Charges 2.40% .................................              8,989         1.400               12,583
    Separate Account Charges 2.50% .................................              1,350         1.399                1,888
    Separate Account Charges 2.60% .................................              7,535         1.398               10,531
  Investors Fund - Class I
    Separate Account Charges 1.70% .................................             34,630         1.329               46,040
    Separate Account Charges 1.80% .................................             16,418         1.328               21,810
    Separate Account Charges 1.90% .................................                  -         1.327                    -
    Separate Account Charges 2.00% .................................                  -         1.326                    -
    Separate Account Charges 2.10% .................................             73,896         1.325               97,939
    Separate Account Charges 2.20% .................................             52,095         1.324               68,991
    Separate Account Charges 2.30% .................................                  -         1.323                    -
    Separate Account Charges 2.40% .................................              9,314         1.322               12,316
    Separate Account Charges 2.50% .................................                  -         1.321                    -
    Separate Account Charges 2.60% .................................              4,204         1.320                5,551
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.70% .................................             70,004         1.388               97,178
    Separate Account Charges 1.80% .................................                  -         1.387                    -
    Separate Account Charges 1.90% .................................                  -         1.386                    -
    Separate Account Charges 2.00% .................................                  -         1.385                    -
    Separate Account Charges 2.10% .................................              4,732         1.384                6,549
    Separate Account Charges 2.20% .................................                  -         1.383                    -
    Separate Account Charges 2.30% .................................              5,011         1.382                6,924
    Separate Account Charges 2.40% .................................                  -         1.381                    -
    Separate Account Charges 2.50% .................................                  -         1.380                    -
    Separate Account Charges 2.60% .................................                  -         1.379                    -
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.70% .................................             54,333         1.533               83,307
    Separate Account Charges 1.80% .................................                  -         1.532                    -
    Separate Account Charges 1.90% .................................                  -         1.531                    -
    Separate Account Charges 2.00% .................................                  -         1.530                    -
    Separate Account Charges 2.10% .................................             41,780         1.529               63,864
    Separate Account Charges 2.20% .................................             81,822         1.527              124,973
    Separate Account Charges 2.30% .................................             38,622         1.526               58,945
    Separate Account Charges 2.40% .................................                  -         1.525                    -
    Separate Account Charges 2.50% .................................              2,732         1.524                4,163
    Separate Account Charges 2.60% .................................              5,421         1.523                8,255

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Investments VIT Funds
  Scudder Real Estate Securities Portfolio - Class B
    Separate Account Charges 1.70% .................................             24,895      $  1.165         $     29,014
    Separate Account Charges 1.80% .................................                  -         1.165                    -
    Separate Account Charges 1.90% .................................             46,232         1.164               53,823
    Separate Account Charges 2.00% .................................                  -         1.164                    -
    Separate Account Charges 2.10% .................................             64,713         1.163               75,254
    Separate Account Charges 2.20% .................................                  -         1.162                    -
    Separate Account Charges 2.30% .................................             56,672         1.162               65,829
    Separate Account Charges 2.40% .................................                  -         1.161                    -
    Separate Account Charges 2.50% .................................                  -         1.160                    -
    Separate Account Charges 2.60% .................................                  -         1.160                    -

Scudder Variable Series I
  21st Century Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................              5,447         1.129                6,151
    Separate Account Charges 1.80% .................................                  -         1.129                    -
    Separate Account Charges 1.90% .................................                  -         1.128                    -
    Separate Account Charges 2.00% .................................                  -         1.127                    -
    Separate Account Charges 2.10% .................................             11,829         1.127               13,328
    Separate Account Charges 2.20% .................................                  -         1.126                    -
    Separate Account Charges 2.30% .................................                  -         1.125                    -
    Separate Account Charges 2.40% .................................                  -         1.125                    -
    Separate Account Charges 2.50% .................................                  -         1.124                    -
    Separate Account Charges 2.60% .................................                  -         1.124                    -
  Capital Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................             43,222         1.117               48,263
    Separate Account Charges 1.80% .................................                  -         1.116                    -
    Separate Account Charges 1.90% .................................                  -         1.115                    -
    Separate Account Charges 2.00% .................................                  -         1.115                    -
    Separate Account Charges 2.10% .................................             56,423         1.114               62,863
    Separate Account Charges 2.20% .................................                  -         1.114                    -
    Separate Account Charges 2.30% .................................             68,123         1.113               75,813
    Separate Account Charges 2.40% .................................                  -         1.112                    -
    Separate Account Charges 2.50% .................................                  -         1.112                    -
    Separate Account Charges 2.60% .................................                  -         1.111                    -
  Global Discovery Portfolio - Class B
    Separate Account Charges 1.70% .................................                  -         1.255                    -
    Separate Account Charges 1.80% .................................                  -         1.254                    -
    Separate Account Charges 1.90% .................................                  -         1.254                    -
    Separate Account Charges 2.00% .................................                  -         1.253                    -
    Separate Account Charges 2.10% .................................             59,113         1.252               74,021
    Separate Account Charges 2.20% .................................                  -         1.251                    -
    Separate Account Charges 2.30% .................................              4,261         1.251                5,329
    Separate Account Charges 2.40% .................................                  -         1.250                    -
    Separate Account Charges 2.50% .................................                  -         1.249                    -
    Separate Account Charges 2.60% .................................                  -         1.249                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series I (continued)
  Growth and Income Portfolio - Class B
    Separate Account Charges 1.70% .................................              8,395      $  1.129         $      9,479
    Separate Account Charges 1.80% .................................                  -         1.129                    -
    Separate Account Charges 1.90% .................................             95,096         1.128              107,260
    Separate Account Charges 2.00% .................................                  -         1.127                    -
    Separate Account Charges 2.10% .................................             35,200         1.127               39,657
    Separate Account Charges 2.20% .................................                  -         1.126                    -
    Separate Account Charges 2.30% .................................              1,917         1.125                2,158
    Separate Account Charges 2.40% .................................                  -         1.125                    -
    Separate Account Charges 2.50% .................................                  -         1.124                    -
    Separate Account Charges 2.60% .................................                  -         1.123                    -
  Health Sciences Portfolio - Class B
    Separate Account Charges 1.70% .................................                979         1.125                1,101
    Separate Account Charges 1.80% .................................                  -         1.124                    -
    Separate Account Charges 1.90% .................................              1,621         1.123                1,820
    Separate Account Charges 2.00% .................................                  -         1.123                    -
    Separate Account Charges 2.10% .................................             40,984         1.122               45,984
    Separate Account Charges 2.20% .................................                  -         1.121                    -
    Separate Account Charges 2.30% .................................                  -         1.121                    -
    Separate Account Charges 2.40% .................................                  -         1.120                    -
    Separate Account Charges 2.50% .................................              6,307         1.119                7,060
    Separate Account Charges 2.60% .................................                  -         1.119                    -
  International Portfolio - Class B
    Separate Account Charges 1.70% .................................              9,693         1.186               11,499
    Separate Account Charges 1.80% .................................                  -         1.186                    -
    Separate Account Charges 1.90% .................................              1,571         1.185                1,862
    Separate Account Charges 2.00% .................................                  -         1.184                    -
    Separate Account Charges 2.10% .................................             60,176         1.184               71,229
    Separate Account Charges 2.20% .................................                  -         1.183                    -
    Separate Account Charges 2.30% .................................              6,500         1.182                7,685
    Separate Account Charges 2.40% .................................                  -         1.182                    -
    Separate Account Charges 2.50% .................................                  -         1.181                    -
    Separate Account Charges 2.60% .................................                  -         1.180                    -

Scudder Variable Series II
  Scudder Aggressive Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................              5,250         1.166                6,125
    Separate Account Charges 1.80% .................................                  -         1.166                    -
    Separate Account Charges 1.90% .................................                  -         1.165                    -
    Separate Account Charges 2.00% .................................                  -         1.164                    -
    Separate Account Charges 2.10% .................................              4,229         1.164                4,921
    Separate Account Charges 2.20% .................................                  -         1.163                    -
    Separate Account Charges 2.30% .................................                  -         1.162                    -
    Separate Account Charges 2.40% .................................                  -         1.162                    -
    Separate Account Charges 2.50% .................................              2,171         1.161                2,520
    Separate Account Charges 2.60% .................................                  -         1.161                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series II (continued)
  Scudder Blue Chip Portfolio - Class B
    Separate Account Charges 1.70% .................................             43,123      $  1.157         $     49,903
    Separate Account Charges 1.80% .................................                  -         1.157                    -
    Separate Account Charges 1.90% .................................              2,385         1.156                2,757
    Separate Account Charges 2.00% .................................                  -         1.155                    -
    Separate Account Charges 2.10% .................................             30,813         1.155               35,578
    Separate Account Charges 2.20% .................................                  -         1.154                    -
    Separate Account Charges 2.30% .................................              4,224         1.153                4,872
    Separate Account Charges 2.40% .................................                  -         1.153                    -
    Separate Account Charges 2.50% .................................              4,410         1.152                5,081
    Separate Account Charges 2.60% .................................                  -         1.151                    -
  Scudder Contrarian Value Portfolio - Class B
    Separate Account Charges 1.70% .................................             26,676         1.164               31,055
    Separate Account Charges 1.80% .................................                  -         1.163                    -
    Separate Account Charges 1.90% .................................             12,013         1.163               13,969
    Separate Account Charges 2.00% .................................                  -         1.162                    -
    Separate Account Charges 2.10% .................................             94,473         1.162              109,733
    Separate Account Charges 2.20% .................................                  -         1.161                    -
    Separate Account Charges 2.30% .................................             19,407         1.160               22,516
    Separate Account Charges 2.40% .................................                  -         1.160                    -
    Separate Account Charges 2.50% .................................                  -         1.159                    -
    Separate Account Charges 2.60% .................................                  -         1.158                    -
  Scudder Fixed Income Portfolio - Class B
    Separate Account Charges 1.70% .................................            201,066         0.990              198,992
    Separate Account Charges 1.80% .................................                  -         0.989                    -
    Separate Account Charges 1.90% .................................              3,028         0.989                2,993
    Separate Account Charges 2.00% .................................                  -         0.988                    -
    Separate Account Charges 2.10% .................................            178,151         0.987              175,918
    Separate Account Charges 2.20% .................................                  -         0.987                    -
    Separate Account Charges 2.30% .................................             77,196         0.986               76,143
    Separate Account Charges 2.40% .................................                  -         0.986                    -
    Separate Account Charges 2.50% .................................              6,586         0.985                6,489
    Separate Account Charges 2.60% .................................                  -         0.985                    -
  Scudder Global Blue Chip Portfolio - Class B
    Separate Account Charges 1.70% .................................                  -         1.182                    -
    Separate Account Charges 1.80% .................................                  -         1.181                    -
    Separate Account Charges 1.90% .................................              1,577         1.180                1,862
    Separate Account Charges 2.00% .................................                  -         1.180                    -
    Separate Account Charges 2.10% .................................             58,321         1.179               68,770
    Separate Account Charges 2.20% .................................                  -         1.179                    -
    Separate Account Charges 2.30% .................................              2,333         1.178                2,748
    Separate Account Charges 2.40% .................................                  -         1.177                    -
    Separate Account Charges 2.50% .................................                  -         1.177                    -
    Separate Account Charges 2.60% .................................                  -         1.176                    -
  Scudder Government Securities Portfolio - Class B
    Separate Account Charges 1.70% .................................            127,781         0.997              127,374
    Separate Account Charges 1.80% .................................                  -         0.996                    -
    Separate Account Charges 1.90% .................................            110,795         0.996              110,317
    Separate Account Charges 2.00% .................................                  -         0.995                    -
    Separate Account Charges 2.10% .................................            174,841         0.995              173,892
    Separate Account Charges 2.20% .................................                  -         0.994                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series II (continued)
  Scudder Government Securities Portfolio - Class B (continued)
    Separate Account Charges 2.30% .................................                  -      $  0.994         $          -
    Separate Account Charges 2.40% .................................                  -         0.993                    -
    Separate Account Charges 2.50% .................................              6,522         0.992                6,472
    Separate Account Charges 2.60% .................................                  -         0.992                    -
  Scudder Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................             23,052         1.110               25,581
    Separate Account Charges 1.80% .................................                  -         1.109                    -
    Separate Account Charges 1.90% .................................                  -         1.108                    -
    Separate Account Charges 2.00% .................................                  -         1.108                    -
    Separate Account Charges 2.10% .................................             10,271         1.107               11,372
    Separate Account Charges 2.20% .................................                  -         1.107                    -
    Separate Account Charges 2.30% .................................              4,077         1.106                4,510
    Separate Account Charges 2.40% .................................                  -         1.105                    -
    Separate Account Charges 2.50% .................................                  -         1.105                    -
    Separate Account Charges 2.60% .................................                  -         1.104                    -
  Scudder High Income Portfolio - Class B
    Separate Account Charges 1.70% .................................          1,510,882         1.093            1,651,711
    Separate Account Charges 1.80% .................................                  -         1.093                    -
    Separate Account Charges 1.90% .................................              2,759         1.092                3,012
    Separate Account Charges 2.00% .................................                  -         1.091                    -
    Separate Account Charges 2.10% .................................            124,753         1.091              136,075
    Separate Account Charges 2.20% .................................                  -         1.090                    -
    Separate Account Charges 2.30% .................................             41,335         1.090               45,035
    Separate Account Charges 2.40% .................................                  -         1.089                    -
    Separate Account Charges 2.50% .................................              4,423         1.088                4,814
    Separate Account Charges 2.60% .................................                  -         1.088                    -
  Scudder International Select Equity Portfolio - Class B
    Separate Account Charges 1.70% .................................             70,202         1.211               85,038
    Separate Account Charges 1.80% .................................                  -         1.211                    -
    Separate Account Charges 1.90% .................................              1,023         1.210                1,238
    Separate Account Charges 2.00% .................................                  -         1.209                    -
    Separate Account Charges 2.10% .................................             57,768         1.209               69,820
    Separate Account Charges 2.20% .................................                  -         1.208                    -
    Separate Account Charges 2.30% .................................             33,176         1.207               40,052
    Separate Account Charges 2.40% .................................                  -         1.207                    -
    Separate Account Charges 2.50% .................................                  -         1.206                    -
    Separate Account Charges 2.60% .................................                  -         1.205                    -
  Scudder Money Market Portfolio - Class B
    Separate Account Charges 1.70% .................................         12,034,682         0.992           11,933,916
    Separate Account Charges 1.80% .................................                  -         0.991                    -
    Separate Account Charges 1.90% .................................                  -         0.990                    -
    Separate Account Charges 2.00% .................................                  -         0.990                    -
    Separate Account Charges 2.10% .................................            166,112         0.989              164,352
    Separate Account Charges 2.20% .................................                  -         0.989                    -
    Separate Account Charges 2.30% .................................             52,256         0.988               51,644
    Separate Account Charges 2.40% .................................                  -         0.988                    -
    Separate Account Charges 2.50% .................................                  -         0.987                    -
    Separate Account Charges 2.60% .................................                  -         0.987                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series II (continued)
  Scudder Small Cap Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................             96,300      $  1.134         $    109,219
    Separate Account Charges 1.80% .................................                  -         1.134                    -
    Separate Account Charges 1.90% .................................                  -         1.133                    -
    Separate Account Charges 2.00% .................................                  -         1.132                    -
    Separate Account Charges 2.10% .................................             96,514         1.132              109,218
    Separate Account Charges 2.20% .................................                  -         1.131                    -
    Separate Account Charges 2.30% .................................              1,196         1.130                1,352
    Separate Account Charges 2.40% .................................                  -         1.130                    -
    Separate Account Charges 2.50% .................................                  -         1.129                    -
    Separate Account Charges 2.60% .................................                  -         1.128                    -
  Scudder Strategic Income Portfolio - Class B
    Separate Account Charges 1.70% .................................             13,436         0.986               13,252
    Separate Account Charges 1.80% .................................                  -         0.986                    -
    Separate Account Charges 1.90% .................................             11,988         0.985               11,811
    Separate Account Charges 2.00% .................................                  -         0.985                    -
    Separate Account Charges 2.10% .................................             94,272         0.984               92,773
    Separate Account Charges 2.20% .................................                  -         0.984                    -
    Separate Account Charges 2.30% .................................              2,399         0.983                2,359
    Separate Account Charges 2.40% .................................                  -         0.982                    -
    Separate Account Charges 2.50% .................................                  -         0.982                    -
    Separate Account Charges 2.60% .................................                  -         0.981                    -
  Scudder Technology Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................             73,874         1.217               89,934
    Separate Account Charges 1.80% .................................                  -         1.217                    -
    Separate Account Charges 1.90% .................................              1,512         1.216                1,838
    Separate Account Charges 2.00% .................................                  -         1.215                    -
    Separate Account Charges 2.10% .................................             83,635         1.215              101,589
    Separate Account Charges 2.20% .................................                  -         1.214                    -
    Separate Account Charges 2.30% .................................              1,118         1.213                1,356
    Separate Account Charges 2.40% .................................                  -         1.213                    -
    Separate Account Charges 2.50% .................................                  -         1.212                    -
    Separate Account Charges 2.60% .................................                  -         1.211                    -
  Scudder Total Return Portfolio - Class B
    Separate Account Charges 1.70% .................................             21,045         1.065               22,404
    Separate Account Charges 1.80% .................................                  -         1.064                    -
    Separate Account Charges 1.90% .................................            243,527         1.063              258,971
    Separate Account Charges 2.00% .................................                  -         1.063                    -
    Separate Account Charges 2.10% .................................             58,993         1.062               62,663
    Separate Account Charges 2.20% .................................                  -         1.062                    -
    Separate Account Charges 2.30% .................................             46,789         1.061               49,645
    Separate Account Charges 2.40% .................................                  -         1.060                    -
    Separate Account Charges 2.50% .................................              4,681         1.060                4,961
    Separate Account Charges 2.60% .................................                  -         1.059                    -
  SVS Davis Venture Value Portfolio - Class B
    Separate Account Charges 1.70% .................................             33,080         1.160               38,357
    Separate Account Charges 1.80% .................................                  -         1.159                    -
    Separate Account Charges 1.90% .................................             35,354         1.158               40,948
    Separate Account Charges 2.00% .................................                  -         1.158                    -
    Separate Account Charges 2.10% .................................            233,926         1.157              270,640
    Separate Account Charges 2.20% .................................                  -         1.156                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series II (continued)
  SVS Davis Venture Value Portfolio - Class B (continued)
    Separate Account Charges 2.30% .................................             15,076      $  1.156         $     17,422
    Separate Account Charges 2.40% .................................                  -         1.155                    -
    Separate Account Charges 2.50% .................................              3,351         1.154                3,869
    Separate Account Charges 2.60% .................................                  -         1.154                    -
  SVS Dreman Financial Services Portfolio - Class B
    Separate Account Charges 1.70% .................................                980         1.131                1,108
    Separate Account Charges 1.80% .................................                  -         1.130                    -
    Separate Account Charges 1.90% .................................              2,181         1.130                2,464
    Separate Account Charges 2.00% .................................                  -         1.129                    -
    Separate Account Charges 2.10% .................................             14,576         1.129               16,451
    Separate Account Charges 2.20% .................................                  -         1.128                    -
    Separate Account Charges 2.30% .................................              2,795         1.127                3,151
    Separate Account Charges 2.40% .................................                  -         1.127                    -
    Separate Account Charges 2.50% .................................                  -         1.126                    -
    Separate Account Charges 2.60% .................................                  -         1.125                    -
  SVS Dreman High Return Equity Portfolio - Class B
    Separate Account Charges 1.70% .................................            154,871         1.164              180,305
    Separate Account Charges 1.80% .................................                  -         1.164                    -
    Separate Account Charges 1.90% .................................             27,378         1.163               31,838
    Separate Account Charges 2.00% .................................                  -         1.162                    -
    Separate Account Charges 2.10% .................................            261,532         1.162              303,799
    Separate Account Charges 2.20% .................................                  -         1.161                    -
    Separate Account Charges 2.30% .................................             68,667         1.160               79,676
    Separate Account Charges 2.40% .................................                  -         1.160                    -
    Separate Account Charges 2.50% .................................                  -         1.159                    -
    Separate Account Charges 2.60% .................................                  -         1.158                    -
  SVS Dreman Small Cap Value Portfolio - Class B
    Separate Account Charges 1.70% .................................             75,127         1.246               93,634
    Separate Account Charges 1.80% .................................                  -         1.246                    -
    Separate Account Charges 1.90% .................................             11,804         1.245               14,695
    Separate Account Charges 2.00% .................................                  -         1.244                    -
    Separate Account Charges 2.10% .................................            179,035         1.244              222,638
    Separate Account Charges 2.20% .................................                  -         1.243                    -
    Separate Account Charges 2.30% .................................              3,133         1.242                3,892
    Separate Account Charges 2.40% .................................                  -         1.241                    -
    Separate Account Charges 2.50% .................................                  -         1.241                    -
    Separate Account Charges 2.60% .................................                  -         1.240                    -
  SVS Eagle Focused Large Cap Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................              3,372         1.120                3,775
    Separate Account Charges 1.80% .................................                  -         1.119                    -
    Separate Account Charges 1.90% .................................             26,098         1.118               29,185
    Separate Account Charges 2.00% .................................                  -         1.118                    -
    Separate Account Charges 2.10% .................................             84,944         1.117               94,885
    Separate Account Charges 2.20% .................................                  -         1.116                    -
    Separate Account Charges 2.30% .................................             30,713         1.116               34,270
    Separate Account Charges 2.40% .................................                  -         1.115                    -
    Separate Account Charges 2.50% .................................                  -         1.115                    -
    Separate Account Charges 2.60% .................................                  -         1.114                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series II (continued)
  SVS Focus Value & Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................                  -      $  1.159         $          -
    Separate Account Charges 1.80% .................................                  -         1.158                    -
    Separate Account Charges 1.90% .................................                  -         1.158                    -
    Separate Account Charges 2.00% .................................                  -         1.157                    -
    Separate Account Charges 2.10% .................................                  -         1.157                    -
    Separate Account Charges 2.20% .................................                  -         1.156                    -
    Separate Account Charges 2.30% .................................                  -         1.155                    -
    Separate Account Charges 2.40% .................................                  -         1.155                    -
    Separate Account Charges 2.50% .................................                  -         1.154                    -
    Separate Account Charges 2.60% .................................                  -         1.153                    -
  SVS Index 500 Portfolio - Class B
    Separate Account Charges 1.70% .................................             20,869         1.134               23,657
    Separate Account Charges 1.80% .................................                  -         1.133                    -
    Separate Account Charges 1.90% .................................                  -         1.132                    -
    Separate Account Charges 2.00% .................................                  -         1.132                    -
    Separate Account Charges 2.10% .................................             61,019         1.131               69,015
    Separate Account Charges 2.20% .................................                  -         1.130                    -
    Separate Account Charges 2.30% .................................              4,248         1.130                4,799
    Separate Account Charges 2.40% .................................                  -         1.129                    -
    Separate Account Charges 2.50% .................................              3,017         1.129                3,405
    Separate Account Charges 2.60% .................................                  -         1.128                    -
  SVS INVESCO Dynamic Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................              1,830         1.177                2,153
    Separate Account Charges 1.80% .................................                  -         1.176                    -
    Separate Account Charges 1.90% .................................                  -         1.176                    -
    Separate Account Charges 2.00% .................................                  -         1.175                    -
    Separate Account Charges 2.10% .................................             15,024         1.174               17,641
    Separate Account Charges 2.20% .................................                  -         1.174                    -
    Separate Account Charges 2.30% .................................                  -         1.173                    -
    Separate Account Charges 2.40% .................................                  -         1.172                    -
    Separate Account Charges 2.50% .................................                  -         1.172                    -
    Separate Account Charges 2.60% .................................                  -         1.171                    -
  SVS Janus Growth And Income Portfolio - Class B
    Separate Account Charges 1.70% .................................             25,012         1.121               28,042
    Separate Account Charges 1.80% .................................                  -         1.121                    -
    Separate Account Charges 1.90% .................................                  -         1.120                    -
    Separate Account Charges 2.00% .................................                  -         1.119                    -
    Separate Account Charges 2.10% .................................            127,223         1.119              142,315
    Separate Account Charges 2.20% .................................                  -         1.118                    -
    Separate Account Charges 2.30% .................................             16,365         1.117               18,286
    Separate Account Charges 2.40% .................................                  -         1.117                    -
    Separate Account Charges 2.50% .................................                  -         1.116                    -
    Separate Account Charges 2.60% .................................                  -         1.115                    -
  SVS Janus Growth Opportunities Portfolio - Class B
    Separate Account Charges 1.70% .................................                  -         1.112                    -
    Separate Account Charges 1.80% .................................                  -         1.111                    -
    Separate Account Charges 1.90% .................................                  -         1.110                    -
    Separate Account Charges 2.00% .................................                  -         1.110                    -
    Separate Account Charges 2.10% .................................              2,499         1.109                2,772
    Separate Account Charges 2.20% .................................                  -         1.109                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series II (continued)
  SVS Janus Growth Opportunities Portfolio - Class B (continued)
    Separate Account Charges 2.30% .................................                  -      $  1.108         $          -
    Separate Account Charges 2.40% .................................                  -         1.107                    -
    Separate Account Charges 2.50% .................................                  -         1.107                    -
    Separate Account Charges 2.60% .................................                  -         1.106                    -
  SVS MFS Strategic Value Portfolio - Class B
    Separate Account Charges 1.70% .................................              3,423         1.124                3,845
    Separate Account Charges 1.80% .................................                  -         1.123                    -
    Separate Account Charges 1.90% .................................            241,423         1.122              270,946
    Separate Account Charges 2.00% .................................                  -         1.122                    -
    Separate Account Charges 2.10% .................................             71,234         1.121               79,856
    Separate Account Charges 2.20% .................................                  -         1.120                    -
    Separate Account Charges 2.30% .................................             55,930         1.120               62,629
    Separate Account Charges 2.40% .................................                  -         1.119                    -
    Separate Account Charges 2.50% .................................                  -         1.119                    -
    Separate Account Charges 2.60% .................................                  -         1.118                    -
  SVS Oak Strategic Equity Portfolio - Class B
    Separate Account Charges 1.70% .................................              7,067         1.195                8,447
    Separate Account Charges 1.80% .................................                  -         1.195                    -
    Separate Account Charges 1.90% .................................                  -         1.194                    -
    Separate Account Charges 2.00% .................................                  -         1.193                    -
    Separate Account Charges 2.10% .................................             15,411         1.193               18,379
    Separate Account Charges 2.20% .................................                  -         1.192                    -
    Separate Account Charges 2.30% .................................             13,201         1.191               15,727
    Separate Account Charges 2.40% .................................                  -         1.191                    -
    Separate Account Charges 2.50% .................................              4,452         1.190                5,297
    Separate Account Charges 2.60% .................................                  -         1.189                    -
  SVS Turner Mid Cap Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................             19,702         1.214               23,929
    Separate Account Charges 1.80% .................................                  -         1.214                    -
    Separate Account Charges 1.90% .................................                  -         1.213                    -
    Separate Account Charges 2.00% .................................                  -         1.212                    -
    Separate Account Charges 2.10% .................................             69,207         1.212               83,860
    Separate Account Charges 2.20% .................................                  -         1.211                    -
    Separate Account Charges 2.30% .................................              6,198         1.210                7,501
    Separate Account Charges 2.40% .................................                  -         1.210                    -
    Separate Account Charges 2.50% .................................              4,372         1.209                5,285
    Separate Account Charges 2.60% .................................                  -         1.208                    -

Smith Barney Investment Series
  Smith Barney Large Cap Core Portfolio
    Separate Account Charges 1.70% .................................                  -         1.217                    -
    Separate Account Charges 1.80% .................................              7,907         1.216                9,615
    Separate Account Charges 1.90% .................................                  -         1.215                    -
    Separate Account Charges 2.00% .................................                  -         1.214                    -
    Separate Account Charges 2.10% .................................                  -         1.213                    -
    Separate Account Charges 2.20% .................................             55,974         1.212               67,855
    Separate Account Charges 2.30% .................................                  -         1.211                    -
    Separate Account Charges 2.40% .................................                  -         1.210                    -
    Separate Account Charges 2.50% .................................                  -         1.209                    -
    Separate Account Charges 2.60% .................................                  -         1.209                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Smith Barney Investment Series (continued)
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.70% .................................                  -      $  1.318         $          -
    Separate Account Charges 1.80% .................................                  -         1.317                    -
    Separate Account Charges 1.90% .................................                  -         1.316                    -
    Separate Account Charges 2.00% .................................                  -         1.315                    -
    Separate Account Charges 2.10% .................................                  -         1.314                    -
    Separate Account Charges 2.20% .................................                  -         1.313                    -
    Separate Account Charges 2.30% .................................                  -         1.312                    -
    Separate Account Charges 2.40% .................................              6,174         1.311                8,094
    Separate Account Charges 2.50% .................................                  -         1.310                    -
    Separate Account Charges 2.60% .................................                  -         1.309                    -

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and Value
    Separate Account Charges 1.70% .................................                  -         1.287                    -
    Separate Account Charges 1.80% .................................            774,888         1.286              996,751
    Separate Account Charges 1.90% .................................                  -         1.285                    -
    Separate Account Charges 2.00% .................................            336,440         1.284              432,087
    Separate Account Charges 2.10% .................................                  -         1.283                    -
    Separate Account Charges 2.20% .................................          2,351,951         1.282            3,015,825
    Separate Account Charges 2.30% .................................                  -         1.281                    -
    Separate Account Charges 2.40% .................................            855,269         1.280            1,094,962
    Separate Account Charges 2.50% .................................                  -         1.279                    -
    Separate Account Charges 2.60% .................................            301,922         1.278              385,924
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    Separate Account Charges 1.70% .................................                  -         1.192                    -
    Separate Account Charges 1.80% .................................            170,815         1.191              203,466
    Separate Account Charges 1.90% .................................                  -         1.190                    -
    Separate Account Charges 2.00% .................................                  -         1.189                    -
    Separate Account Charges 2.10% .................................                  -         1.188                    -
    Separate Account Charges 2.20% .................................          1,323,479         1.187            1,571,613
    Separate Account Charges 2.30% .................................                  -         1.187                    -
    Separate Account Charges 2.40% .................................            111,404         1.186              132,087
    Separate Account Charges 2.50% .................................                  -         1.185                    -
    Separate Account Charges 2.60% .................................                  -         1.184                    -
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    Separate Account Charges 1.70% .................................                  -         1.311                    -
    Separate Account Charges 1.80% .................................             85,272         1.310              111,676
    Separate Account Charges 1.90% .................................                  -         1.309                    -
    Separate Account Charges 2.00% .................................             24,051         1.308               31,450
    Separate Account Charges 2.10% .................................                  -         1.307                    -
    Separate Account Charges 2.20% .................................            191,943         1.306              250,604
    Separate Account Charges 2.30% .................................                  -         1.305                    -
    Separate Account Charges 2.40% .................................             48,854         1.304               63,687
    Separate Account Charges 2.50% .................................                  -         1.303                    -
    Separate Account Charges 2.60% .................................                  -         1.302                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - Large Cap Growth and Value
    Separate Account Charges 1.70% .................................                  -      $  1.270         $          -
    Separate Account Charges 1.80% .................................             28,462         1.269               36,111
    Separate Account Charges 1.90% .................................                  -         1.268                    -
    Separate Account Charges 2.00% .................................                  -         1.267                    -
    Separate Account Charges 2.10% .................................                  -         1.266                    -
    Separate Account Charges 2.20% .................................            107,186         1.265              135,573
    Separate Account Charges 2.30% .................................                  -         1.264                    -
    Separate Account Charges 2.40% .................................                  -         1.263                    -
    Separate Account Charges 2.50% .................................                  -         1.262                    -
    Separate Account Charges 2.60% .................................            103,223         1.261              130,160

The Alger American Fund
  Alger American Balanced Portfolio - Class S Shares
    Separate Account Charges 1.70% .................................             31,739         1.064               33,766
    Separate Account Charges 1.80% .................................                  -         1.063                    -
    Separate Account Charges 1.90% .................................            271,504         1.063              288,523
    Separate Account Charges 2.00% .................................                  -         1.062                    -
    Separate Account Charges 2.10% .................................            150,572         1.061              159,831
    Separate Account Charges 2.20% .................................                  -         1.061                    -
    Separate Account Charges 2.30% .................................                  -         1.060                    -
    Separate Account Charges 2.40% .................................                  -         1.060                    -
    Separate Account Charges 2.50% .................................                  -         1.059                    -
    Separate Account Charges 2.60% .................................                  -         1.059                    -
  Alger American Leveraged AllCap Portfolio - Class S Shares
    Separate Account Charges 1.70% .................................             28,085         1.123               31,529
    Separate Account Charges 1.80% .................................                  -         1.122                    -
    Separate Account Charges 1.90% .................................                  -         1.121                    -
    Separate Account Charges 2.00% .................................                  -         1.121                    -
    Separate Account Charges 2.10% .................................             27,683         1.120               31,007
    Separate Account Charges 2.20% .................................                  -         1.119                    -
    Separate Account Charges 2.30% .................................                  -         1.119                    -
    Separate Account Charges 2.40% .................................                  -         1.118                    -
    Separate Account Charges 2.50% .................................                  -         1.118                    -
    Separate Account Charges 2.60% .................................                  -         1.117                    -

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.70% .................................             49,694         1.198               59,529
    Separate Account Charges 1.80% .................................                  -         1.197                    -
    Separate Account Charges 1.90% .................................              9,885         1.196               11,823
    Separate Account Charges 2.00% .................................                  -         1.195                    -
    Separate Account Charges 2.10% .................................             66,482         1.194               79,396
    Separate Account Charges 2.20% .................................                  -         1.193                    -
    Separate Account Charges 2.30% .................................             49,155         1.192               58,612
    Separate Account Charges 2.40% .................................                  -         1.191                    -
    Separate Account Charges 2.50% .................................                  -         1.191                    -
    Separate Account Charges 2.60% .................................                  -         1.190                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.70% .................................             70,945      $  1.351         $     95,860
    Separate Account Charges 1.80% .................................                  -         1.350                    -
    Separate Account Charges 1.90% .................................                  -         1.349                    -
    Separate Account Charges 2.00% .................................                  -         1.348                    -
    Separate Account Charges 2.10% .................................              5,594         1.347                7,535
    Separate Account Charges 2.20% .................................                  -         1.346                    -
    Separate Account Charges 2.30% .................................                  -         1.345                    -
    Separate Account Charges 2.40% .................................                  -         1.344                    -
    Separate Account Charges 2.50% .................................              1,359         1.343                1,824
    Separate Account Charges 2.60% .................................                  -         1.342                    -
  Equity Income Portfolio
    Separate Account Charges 1.70% .................................             51,756         1.323               68,458
    Separate Account Charges 1.80% .................................             47,300         1.322               62,516
    Separate Account Charges 1.90% .................................              9,227         1.321               12,185
    Separate Account Charges 2.00% .................................                  -         1.320                    -
    Separate Account Charges 2.10% .................................            216,751         1.319              285,816
    Separate Account Charges 2.20% .................................            117,148         1.318              154,356
    Separate Account Charges 2.30% .................................             30,590         1.317               40,275
    Separate Account Charges 2.40% .................................             24,196         1.316               31,832
    Separate Account Charges 2.50% .................................             19,911         1.315               26,175
    Separate Account Charges 2.60% .................................              4,973         1.314                6,532
  Federated High Yield Portfolio
    Separate Account Charges 1.70% .................................            312,995         1.159              362,858
    Separate Account Charges 1.80% .................................                  -         1.158                    -
    Separate Account Charges 1.90% .................................              8,551         1.158                9,898
    Separate Account Charges 2.00% .................................                  -         1.157                    -
    Separate Account Charges 2.10% .................................            188,018         1.156              217,304
    Separate Account Charges 2.20% .................................                  -         1.155                    -
    Separate Account Charges 2.30% .................................              5,848         1.154                6,748
    Separate Account Charges 2.40% .................................                  -         1.153                    -
    Separate Account Charges 2.50% .................................                  -         1.152                    -
    Separate Account Charges 2.60% .................................                  -         1.151                    -
  Federated Stock Portfolio
    Separate Account Charges 1.70% .................................             12,153         1.295               15,738
    Separate Account Charges 1.80% .................................                  -         1.294                    -
    Separate Account Charges 1.90% .................................                  -         1.293                    -
    Separate Account Charges 2.00% .................................                  -         1.292                    -
    Separate Account Charges 2.10% .................................                  -         1.291                    -
    Separate Account Charges 2.20% .................................                  -         1.290                    -
    Separate Account Charges 2.30% .................................                  -         1.289                    -
    Separate Account Charges 2.40% .................................                  -         1.288                    -
    Separate Account Charges 2.50% .................................                  -         1.287                    -
    Separate Account Charges 2.60% .................................                  -         1.286                    -
  Large Cap Portfolio
    Separate Account Charges 1.70% .................................             15,745         1.227               19,319
    Separate Account Charges 1.80% .................................                  -         1.226                    -
    Separate Account Charges 1.90% .................................                  -         1.225                    -
    Separate Account Charges 2.00% .................................                  -         1.224                    -
    Separate Account Charges 2.10% .................................             48,407         1.223               59,212
    Separate Account Charges 2.20% .................................             13,476         1.222               16,472

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  Large Cap Portfolio (continued)
    Separate Account Charges 2.30% .................................              5,460      $  1.221         $      6,669
    Separate Account Charges 2.40% .................................             17,177         1.220               20,963
    Separate Account Charges 2.50% .................................             19,765         1.219               24,103
    Separate Account Charges 2.60% .................................             25,838         1.219               31,485
  Lazard International Stock Portfolio
    Separate Account Charges 1.70% .................................             14,338         1.327               19,033
    Separate Account Charges 1.80% .................................                  -         1.326                    -
    Separate Account Charges 1.90% .................................              2,207         1.325                2,925
    Separate Account Charges 2.00% .................................                  -         1.324                    -
    Separate Account Charges 2.10% .................................                  -         1.323                    -
    Separate Account Charges 2.20% .................................             43,023         1.322               56,893
    Separate Account Charges 2.30% .................................                  -         1.321                    -
    Separate Account Charges 2.40% .................................             28,922         1.320               38,188
    Separate Account Charges 2.50% .................................                  -         1.319                    -
    Separate Account Charges 2.60% .................................             12,320         1.318               16,242
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.70% .................................                  -         1.216                    -
    Separate Account Charges 1.80% .................................                  -         1.215                    -
    Separate Account Charges 1.90% .................................                  -         1.215                    -
    Separate Account Charges 2.00% .................................                  -         1.214                    -
    Separate Account Charges 2.10% .................................                  -         1.213                    -
    Separate Account Charges 2.20% .................................             25,929         1.212               31,420
    Separate Account Charges 2.30% .................................                  -         1.211                    -
    Separate Account Charges 2.40% .................................                  -         1.210                    -
    Separate Account Charges 2.50% .................................              3,277         1.209                3,962
    Separate Account Charges 2.60% .................................                  -         1.208                    -
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.70% .................................            153,166         1.251              191,538
    Separate Account Charges 1.80% .................................             30,710         1.250               38,375
    Separate Account Charges 1.90% .................................                  -         1.249                    -
    Separate Account Charges 2.00% .................................                  -         1.248                    -
    Separate Account Charges 2.10% .................................             15,741         1.247               19,625
    Separate Account Charges 2.20% .................................              7,000         1.246                8,720
    Separate Account Charges 2.30% .................................                  -         1.245                    -
    Separate Account Charges 2.40% .................................             20,003         1.244               24,880
    Separate Account Charges 2.50% .................................                  -         1.243                    -
    Separate Account Charges 2.60% .................................             10,551         1.242               13,103
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.70% .................................             36,767         1.321               48,576
    Separate Account Charges 1.80% .................................                  -         1.320                    -
    Separate Account Charges 1.90% .................................                  -         1.319                    -
    Separate Account Charges 2.00% .................................                  -         1.318                    -
    Separate Account Charges 2.10% .................................              4,058         1.317                5,345
    Separate Account Charges 2.20% .................................                  -         1.316                    -
    Separate Account Charges 2.30% .................................                  -         1.315                    -
    Separate Account Charges 2.40% .................................                  -         1.314                    -
    Separate Account Charges 2.50% .................................              4,392         1.313                5,767
    Separate Account Charges 2.60% .................................                  -         1.312                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  Pioneer Fund Portfolio
    Separate Account Charges 1.70% .................................             85,786      $  1.214         $    104,178
    Separate Account Charges 1.80% .................................                  -         1.214                    -
    Separate Account Charges 1.90% .................................                  -         1.213                    -
    Separate Account Charges 2.00% .................................                  -         1.212                    -
    Separate Account Charges 2.10% .................................             19,294         1.211               23,368
    Separate Account Charges 2.20% .................................             19,455         1.210               23,548
    Separate Account Charges 2.30% .................................                  -         1.210                    -
    Separate Account Charges 2.40% .................................                  -         1.209                    -
    Separate Account Charges 2.50% .................................                  -         1.208                    -
    Separate Account Charges 2.60% .................................                  -         1.207                    -
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.70% .................................            338,852         1.033              349,882
    Separate Account Charges 1.80% .................................                  -         1.032                    -
    Separate Account Charges 1.90% .................................             18,387         1.031               18,956
    Separate Account Charges 2.00% .................................                  -         1.030                    -
    Separate Account Charges 2.10% .................................            135,662         1.029              139,648
    Separate Account Charges 2.20% .................................                  -         1.029                    -
    Separate Account Charges 2.30% .................................             56,679         1.028               58,254
    Separate Account Charges 2.40% .................................                  -         1.027                    -
    Separate Account Charges 2.50% .................................             36,964         1.026               37,933
    Separate Account Charges 2.60% .................................                  -         1.025                    -

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.70% .................................                  -         1.262                    -
    Separate Account Charges 1.80% .................................             32,017         1.261               40,365
    Separate Account Charges 1.90% .................................                  -         1.260                    -
    Separate Account Charges 2.00% .................................                  -         1.259                    -
    Separate Account Charges 2.10% .................................             18,615         1.258               23,415
    Separate Account Charges 2.20% .................................             87,325         1.257              109,757
    Separate Account Charges 2.30% .................................             13,759         1.256               17,280
    Separate Account Charges 2.40% .................................                  -         1.255                    -
    Separate Account Charges 2.50% .................................              4,122         1.254                5,170
    Separate Account Charges 2.60% .................................                  -         1.253                    -
  MFS Total Return Portfolio
    Separate Account Charges 1.70% .................................            486,922         1.171              570,301
    Separate Account Charges 1.80% .................................            586,918         1.170              686,880
    Separate Account Charges 1.90% .................................             14,782         1.169               17,287
    Separate Account Charges 2.00% .................................             16,637         1.168               19,440
    Separate Account Charges 2.10% .................................            229,515         1.168              267,971
    Separate Account Charges 2.20% .................................            849,125         1.167              990,621
    Separate Account Charges 2.30% .................................             41,365         1.166               48,219
    Separate Account Charges 2.40% .................................             99,032         1.165              115,353
    Separate Account Charges 2.50% .................................             11,563         1.164               13,458
    Separate Account Charges 2.60% .................................              8,981         1.163               10,445

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Travelers Series Fund Inc. (continued)
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.70% .................................            175,840      $  0.998         $    175,557
    Separate Account Charges 1.80% .................................                  -         0.998                    -
    Separate Account Charges 1.90% .................................                  -         0.998                    -
    Separate Account Charges 2.00% .................................                  -         0.998                    -
    Separate Account Charges 2.10% .................................                  -         0.997                    -
    Separate Account Charges 2.20% .................................            177,825         0.997              177,280
    Separate Account Charges 2.30% .................................                  -         0.997                    -
    Separate Account Charges 2.40% .................................                  -         0.996                    -
    Separate Account Charges 2.50% .................................                  -         0.996                    -
    Separate Account Charges 2.60% .................................                  -         0.996                    -
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.70% .................................                  -         1.303                    -
    Separate Account Charges 1.80% .................................            337,891         1.302              439,985
    Separate Account Charges 1.90% .................................                  -         1.301                    -
    Separate Account Charges 2.00% .................................              7,897         1.300               10,268
    Separate Account Charges 2.10% .................................                  -         1.299                    -
    Separate Account Charges 2.20% .................................            397,075         1.298              515,458
    Separate Account Charges 2.30% .................................                  -         1.297                    -
    Separate Account Charges 2.40% .................................            464,579         1.296              602,163
    Separate Account Charges 2.50% .................................                  -         1.295                    -
    Separate Account Charges 2.60% .................................            167,057         1.294              216,196
  Smith Barney High Income Portfolio
    Separate Account Charges 1.70% .................................                  -         1.187                    -
    Separate Account Charges 1.80% .................................          1,457,539         1.186            1,728,097
    Separate Account Charges 1.90% .................................                  -         1.185                    -
    Separate Account Charges 2.00% .................................             79,095         1.184               93,632
    Separate Account Charges 2.10% .................................                  -         1.183                    -
    Separate Account Charges 2.20% .................................            282,311         1.182              333,685
    Separate Account Charges 2.30% .................................                  -         1.181                    -
    Separate Account Charges 2.40% .................................             82,698         1.180               97,598
    Separate Account Charges 2.50% .................................                  -         1.179                    -
    Separate Account Charges 2.60% .................................             13,312         1.178               15,686
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.70% .................................                  -         1.385                    -
    Separate Account Charges 1.80% .................................             96,688         1.384              133,850
    Separate Account Charges 1.90% .................................                  -         1.383                    -
    Separate Account Charges 2.00% .................................                  -         1.382                    -
    Separate Account Charges 2.10% .................................                  -         1.381                    -
    Separate Account Charges 2.20% .................................            218,751         1.380              301,899

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Capitalization Growth Portfolio (continued)
    Separate Account Charges 2.30% .................................                  -      $  1.379         $          -
    Separate Account Charges 2.40% .................................             23,643         1.378               32,580
    Separate Account Charges 2.50% .................................                  -         1.377                    -
    Separate Account Charges 2.60% .................................             44,935         1.376               61,824
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 1.70% .................................                  -         1.300                    -
    Separate Account Charges 1.80% .................................                  -         1.299                    -
    Separate Account Charges 1.90% .................................                  -         1.298                    -
    Separate Account Charges 2.00% .................................                  -         1.297                    -
    Separate Account Charges 2.10% .................................                  -         1.296                    -
    Separate Account Charges 2.20% .................................             96,452         1.295              124,887
    Separate Account Charges 2.30% .................................                  -         1.294                    -
    Separate Account Charges 2.40% .................................              9,646         1.293               12,470
    Separate Account Charges 2.50% .................................                  -         1.292                    -
    Separate Account Charges 2.60% .................................                  -         1.291                    -
  Smith Barney Money Market Portfolio
    Separate Account Charges 1.70% .................................                  -         0.992                    -
    Separate Account Charges 1.80% .................................            295,928         0.991              293,223
    Separate Account Charges 1.90% .................................                  -         0.990                    -
    Separate Account Charges 2.00% .................................                  -         0.989                    -
    Separate Account Charges 2.10% .................................                  -         0.988                    -
    Separate Account Charges 2.20% .................................          1,355,652         0.988            1,339,084
    Separate Account Charges 2.30% .................................                  -         0.987                    -
    Separate Account Charges 2.40% .................................                  -         0.986                    -
    Separate Account Charges 2.50% .................................                  -         0.985                    -
    Separate Account Charges 2.60% .................................                  -         0.985                    -
  Strategic Equity Portfolio
    Separate Account Charges 1.70% .................................              3,187         1.273                4,056
    Separate Account Charges 1.80% .................................             32,496         1.272               41,325
    Separate Account Charges 1.90% .................................                  -         1.271                    -
    Separate Account Charges 2.00% .................................                  -         1.270                    -
    Separate Account Charges 2.10% .................................              6,388         1.269                8,104
    Separate Account Charges 2.20% .................................             15,532         1.268               19,691
    Separate Account Charges 2.30% .................................              4,410         1.267                5,587
    Separate Account Charges 2.40% .................................             22,626         1.266               28,640
    Separate Account Charges 2.50% .................................                  -         1.265                    -
    Separate Account Charges 2.60% .................................                  -         1.264                    -
  Travelers Managed Income Portfolio
    Separate Account Charges 1.70% .................................                  -         1.044                    -
    Separate Account Charges 1.80% .................................            148,735         1.044              155,207
    Separate Account Charges 1.90% .................................                  -         1.043                    -
    Separate Account Charges 2.00% .................................             17,850         1.042               18,597
    Separate Account Charges 2.10% .................................                  -         1.041                    -
    Separate Account Charges 2.20% .................................            400,369         1.040              416,473
    Separate Account Charges 2.30% .................................                  -         1.039                    -
    Separate Account Charges 2.40% .................................             84,755         1.039               88,025
    Separate Account Charges 2.50% .................................                  -         1.038                    -
    Separate Account Charges 2.60% .................................                  -         1.037                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Travelers Series Fund Inc. (continued)
  Van Kampen Enterprise Portfolio
    Separate Account Charges 1.70% .................................                  -      $  1.230         $          -
    Separate Account Charges 1.80% .................................             32,412         1.229               39,849
    Separate Account Charges 1.90% .................................                  -         1.229                    -
    Separate Account Charges 2.00% .................................                  -         1.228                    -
    Separate Account Charges 2.10% .................................                  -         1.227                    -
    Separate Account Charges 2.20% .................................              9,148         1.226               11,213
    Separate Account Charges 2.30% .................................                  -         1.225                    -
    Separate Account Charges 2.40% .................................                  -         1.224                    -
    Separate Account Charges 2.50% .................................                  -         1.223                    -
    Separate Account Charges 2.60% .................................                  -         1.222                    -

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.70% .................................            196,030         1.315              257,771
    Separate Account Charges 1.80% .................................                  -         1.314                    -
    Separate Account Charges 1.90% .................................              3,965         1.313                5,205
    Separate Account Charges 2.00% .................................                  -         1.312                    -
    Separate Account Charges 2.10% .................................            141,362         1.311              185,315
    Separate Account Charges 2.20% .................................                  -         1.310                    -
    Separate Account Charges 2.30% .................................             21,138         1.309               27,667
    Separate Account Charges 2.40% .................................                  -         1.308                    -
    Separate Account Charges 2.50% .................................              7,970         1.307               10,415
    Separate Account Charges 2.60% .................................                  -         1.306                    -
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 1.70% .................................                  -         1.216                    -
    Separate Account Charges 1.80% .................................             65,600         1.215               79,718
    Separate Account Charges 1.90% .................................                  -         1.214                    -
    Separate Account Charges 2.00% .................................                  -         1.213                    -
    Separate Account Charges 2.10% .................................                  -         1.212                    -
    Separate Account Charges 2.20% .................................            311,266         1.211              377,093
    Separate Account Charges 2.30% .................................                  -         1.211                    -
    Separate Account Charges 2.40% .................................                  -         1.210                    -
    Separate Account Charges 2.50% .................................                  -         1.209                    -
    Separate Account Charges 2.60% .................................                  -         1.208                    -
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.70% .................................                  -         1.230                    -
    Separate Account Charges 1.80% .................................                  -         1.229                    -
    Separate Account Charges 1.90% .................................                  -         1.228                    -
    Separate Account Charges 2.00% .................................                  -         1.227                    -
    Separate Account Charges 2.10% .................................             97,115         1.226              119,068
    Separate Account Charges 2.20% .................................                  -         1.225                    -
    Separate Account Charges 2.30% .................................                  -         1.224                    -
    Separate Account Charges 2.40% .................................                  -         1.223                    -
    Separate Account Charges 2.50% .................................             11,252         1.222               13,753
    Separate Account Charges 2.60% .................................                  -         1.221                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 1.70% .................................                  -      $  1.440         $          -
    Separate Account Charges 1.80% .................................              3,841         1.439                5,526
    Separate Account Charges 1.90% .................................                  -         1.438                    -
    Separate Account Charges 2.00% .................................                  -         1.437                    -
    Separate Account Charges 2.10% .................................                  -         1.435                    -
    Separate Account Charges 2.20% .................................             19,260         1.434               27,625
    Separate Account Charges 2.30% .................................                  -         1.433                    -
    Separate Account Charges 2.40% .................................             41,692         1.432               59,710
    Separate Account Charges 2.50% .................................                  -         1.431                    -
    Separate Account Charges 2.60% .................................                  -         1.430                    -

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class
    Separate Account Charges 1.70% .................................                  -         1.290                    -
    Separate Account Charges 1.80% .................................             27,047         1.289               34,860
    Separate Account Charges 1.90% .................................                  -         1.288                    -
    Separate Account Charges 2.00% .................................              8,347         1.287               10,742
    Separate Account Charges 2.10% .................................                  -         1.286                    -
    Separate Account Charges 2.20% .................................            183,952         1.285              236,347
    Separate Account Charges 2.30% .................................                  -         1.284                    -
    Separate Account Charges 2.40% .................................                  -         1.283                    -
    Separate Account Charges 2.50% .................................                  -         1.282                    -
    Separate Account Charges 2.60% .................................             33,218         1.281               42,545
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.70% .................................             52,719         1.278               67,374
    Separate Account Charges 1.80% .................................                  -         1.277                    -
    Separate Account Charges 1.90% .................................                747         1.276                  954
    Separate Account Charges 2.00% .................................                  -         1.275                    -
    Separate Account Charges 2.10% .................................            138,602         1.274              176,589
    Separate Account Charges 2.20% .................................                  -         1.273                    -
    Separate Account Charges 2.30% .................................             16,472         1.272               20,954
    Separate Account Charges 2.40% .................................                  -         1.271                    -
    Separate Account Charges 2.50% .................................              4,088         1.270                5,192
    Separate Account Charges 2.60% .................................                  -         1.269                    -

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.70% .................................                  -         1.253                    -
    Separate Account Charges 1.80% .................................                  -         1.252                    -
    Separate Account Charges 1.90% .................................                  -         1.251                    -
    Separate Account Charges 2.00% .................................                  -         1.250                    -
    Separate Account Charges 2.10% .................................             29,051         1.249               36,289
    Separate Account Charges 2.20% .................................                  -         1.248                    -
    Separate Account Charges 2.30% .................................             48,137         1.247               60,038
    Separate Account Charges 2.40% .................................                  -         1.246                    -
    Separate Account Charges 2.50% .................................                  -         1.245                    -
    Separate Account Charges 2.60% .................................                  -         1.244                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Variable Insurance Products Fund III (continued)
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.70% .................................            129,968      $  1.444         $    187,623
    Separate Account Charges 1.80% .................................             30,351         1.442               43,780
    Separate Account Charges 1.90% .................................                  -         1.441                    -
    Separate Account Charges 2.00% .................................                  -         1.440                    -
    Separate Account Charges 2.10% .................................             97,206         1.439              139,896
    Separate Account Charges 2.20% .................................            103,075         1.438              148,229
    Separate Account Charges 2.30% .................................             47,036         1.437               67,589
    Separate Account Charges 2.40% .................................              3,716         1.436                5,336
    Separate Account Charges 2.50% .................................                  -         1.435                    -
    Separate Account Charges 2.60% .................................             15,148         1.434               21,717
                                                                                                              ------------

Net Contract Owners' Equity ........................................                                          $ 74,323,527
                                                                                                              ============

                                                                                 FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS
5. STATEMENT OF INVESTMENTS                                                               COMMENCED) TO DECEMBER 31, 2003
                                                                            -----------------------------------------------------
INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            -----------   -----------   -----------   -----------
CAPITAL APPRECIATION FUND (0.2%)
    Total (Cost $168,917)                                                         3,290   $   182,319   $   171,429   $     2,656
                                                                            -----------   -----------   -----------   -----------

MONEY MARKET PORTFOLIO (2.1%)
    Total (Cost $1,526,917)                                                   1,526,917     1,526,917     8,256,664     6,729,747
                                                                            -----------   -----------   -----------   -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.3%)
  AllianceBernstein Growth and Income Portfolio - Class B (Cost $134,413)         6,921       149,638       135,490         1,147
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $53,762)             2,613        55,734       720,719       666,836
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $188,175)                                                         9,534       205,372       856,209       667,983
                                                                            -----------   -----------   -----------   -----------

AMERICAN FUNDS INSURANCE SERIES (13.3%)
  Global Growth Fund - Class 2 Shares (Cost $1,315,064)                          92,083     1,404,262     4,707,204     3,462,277
  Growth Fund - Class 2 Shares (Cost $3,385,628)                                 81,132     3,691,499     3,820,993       450,962
  Growth-Income Fund - Class 2 Shares (Cost $4,314,847)                         143,330     4,798,688     4,451,940       146,807
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $9,015,539)                                                     316,545     9,894,449    12,980,137     4,060,046
                                                                            -----------   -----------   -----------   -----------

CREDIT SUISSE TRUST (0.0%)
  Emerging Markets Portfolio (Cost $25,291)                                       2,475        26,309     2,297,865     2,300,409
  Global Post-Venture Capital Portfolio (Cost $767)                                  85           807         1,528           803
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $26,058)                                                          2,560        27,116     2,299,393     2,301,212
                                                                            -----------   -----------   -----------   -----------

DELAWARE VIP TRUST (0.5%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $359,963)                                                        25,692       388,975       365,782         6,175
                                                                            -----------   -----------   -----------   -----------

DREYFUS INVESTMENT PORTFOLIO (0.4%)
  Dreyfus MidCap Stock Portfolio - Service Shares
    Total (Cost $257,380)                                                        17,239       272,038       262,489         5,341
                                                                            -----------   -----------   -----------   -----------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (0.0%)
  Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares
    Total (Cost $5,711)                                                             246         5,827         5,712             1
                                                                            -----------   -----------   -----------   -----------

DREYFUS VARIABLE INVESTMENT FUND (0.8%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $102,464)             3,043       104,748       102,576           114
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $413,849)                                                              12,213       456,644       417,678         4,099
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $516,313)                                                        15,256       561,392       520,254         4,213
                                                                            -----------   -----------   -----------   -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (5.5%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $898,949)                       56,165       978,951       905,264         6,722
  Mutual Shares Securities Fund - Class 2 Shares (Cost $1,099,416)               80,683     1,201,370     1,107,720         8,665
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $342,943)                                                              53,092       376,422       343,601           706
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $573,007)             49,869       610,392     4,278,505     3,743,957
  Templeton Growth Securities Fund - Class 2 Shares (Cost $877,833)              82,025       917,856     3,846,180     3,016,787
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $3,792,148)                                                     321,834     4,084,991    10,481,270     6,776,837
                                                                            -----------   -----------   -----------   -----------

GREENWICH STREET SERIES FUND (4.8%)
  Appreciation Portfolio (Cost $501,728)                                         25,515       555,452       540,977        40,272
  Diversified Strategic Income Portfolio (Cost $1,025,943)                      108,829       995,782     1,194,611       168,925
  Equity Index Portfolio - Class II Shares (Cost $758,924)                       28,815       781,739     1,826,601     1,101,458
  Fundamental Value Portfolio (Cost $833,972)                                    46,455       932,810       838,127         4,499
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    (Cost $142,824)                                                               7,862       152,988       614,751       477,867

                                                                              FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS
5. STATEMENT OF INVESTMENTS (CONTINUED)                                         COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)
                                                                          -----------------------------------------------------
INVESTMENTS                                                                  NO. OF        MARKET       COST OF       PROCEEDS
                                                                             SHARES        VALUE       PURCHASES     FROM SALES
                                                                          -----------   -----------   -----------   -----------
GREENWICH STREET SERIES FUND (CONTINUED)
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $149,342)                                                            35,470   $   182,319   $   171,429   $     2,656
                                                                          -----------   -----------   -----------   -----------
    Total (Cost $3,412,733)                                                   252,946     3,580,869     5,165,099     1,793,737
                                                                          -----------   -----------   -----------   -----------

INVESCO VARIABLE INVESTMENT FUNDS, INC. (0.0%)
  INVESCO VIF - Utilities Fund
    Total (Cost $7,269)                                                           603         7,809         7,308            40
                                                                          -----------   -----------   -----------   -----------

JANUS ASPEN SERIES (1.3%)
  Balanced Portfolio - Service Shares (Cost $404,122)                          18,007       428,917       514,261       115,637
  Global Life Sciences Portfolio - Service Shares (Cost $4,834)                   787         5,421         4,871            39
  Global Technology Portfolio - Service Shares (Cost $25,254)                   7,687        27,134        25,325            76
  Mid Cap Growth Portfolio - Service Shares (Cost $130,914)                     6,482       136,438       131,229           336
  Worldwide Growth Portfolio - Service Shares (Cost $338,487)                  13,686       351,736     1,649,495     1,325,244
                                                                          -----------   -----------   -----------   -----------
    Total (Cost $903,611)                                                      46,649       949,646     2,325,181     1,441,332
                                                                          -----------   -----------   -----------   -----------

LAZARD RETIREMENT SERIES, INC. (0.1%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $81,915)                                                        6,167        90,710        82,348           461
                                                                          -----------   -----------   -----------   -----------

LORD ABBETT SERIES FUND, INC. (2.4%)
  Growth and Income Portfolio (Cost $794,989)                                  35,145       861,762       802,995         8,436
  Mid-Cap Value Portfolio (Cost $878,974)                                      55,298       942,276       882,824         3,991
                                                                          -----------   -----------   -----------   -----------
    Total (Cost $1,673,963)                                                    90,443     1,804,038     1,685,819        12,427
                                                                          -----------   -----------   -----------   -----------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (0.0%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $5,142)             489         5,114         5,143             1
  Merrill Lynch Small Cap Value V.I. Fund - Class III (Cost $5,006)               473         5,048         5,007             1
                                                                          -----------   -----------   -----------   -----------
    Total (Cost $10,148)                                                          962        10,162        10,150             2
                                                                          -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (5.7%)
  Real Return Portfolio - Administrative Class (Cost $1,109,984)               89,676     1,108,400     2,479,969     1,385,278
  Total Return Portfolio - Administrative Class (Cost $3,160,702)             305,097     3,160,805     4,522,234     1,377,114
                                                                          -----------   -----------   -----------   -----------
    Total (Cost $4,270,686)                                                   394,773     4,269,205     7,002,203     2,762,392
                                                                          -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (0.8%)
  Putnam VT International Equity Fund - Class IB Shares (Cost $192,386)        16,205       208,233    22,436,162    22,476,739
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $376,821)             23,255       421,383       379,802         3,270
                                                                          -----------   -----------   -----------   -----------
    Total (Cost $569,207)                                                      39,460       629,616    22,815,964    22,480,009
                                                                          -----------   -----------   -----------   -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.3%)
  All Cap Fund - Class I (Cost $252,307)                                       17,919       279,902       258,457         6,697
  Investors Fund - Class I (Cost $218,821)                                     19,915       252,717       224,749         6,776
  Large Cap Growth Fund - Class I (Cost $106,419)                               9,484       110,678     1,292,367     1,188,908
  Small Cap Growth Fund - Class I (Cost $339,259)                              28,073       343,617     4,677,926     4,352,204
                                                                          -----------   -----------   -----------   -----------
    Total (Cost $916,806)                                                      75,391       986,914     6,453,499     5,554,585
                                                                          -----------   -----------   -----------   -----------

SCUDDER INVESTMENTS VIT FUNDS (0.3%)
  Scudder Real Estate Securities Portfolio - Class B
    Total (Cost $205,550)                                                      17,791       223,983       229,979        24,724
                                                                          -----------   -----------   -----------   -----------

                                                                                FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS
5. STATEMENT OF INVESTMENTS (CONTINUED)                                           COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)
                                                                            -----------------------------------------------------
INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            -----------   -----------   -----------   -----------
SCUDDER VARIABLE SERIES I (0.8%)
  21st Century Growth Portfolio - Class B (Cost $18,876)                          4,128   $    19,484   $    22,750   $     3,898
  Capital Growth Portfolio - Class B (Cost $176,302)                             12,878       186,992       198,366        21,821
  Global Discovery Portfolio - Class B (Cost $71,076)                             7,744        79,373        72,062         1,084
  Growth and Income Portfolio - Class B (Cost $147,888)                          18,724       158,596       198,355        51,019
  Health Sciences Portfolio - Class B (Cost $52,572)                              5,131        55,981       129,850        78,701
  International Portfolio - Class B (Cost $90,020)                               11,204        92,318     1,186,786     1,116,610
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $556,734)                                                        59,809       592,744     1,808,169     1,273,133
                                                                            -----------   -----------   -----------   -----------

SCUDDER VARIABLE SERIES II (25.3%)
  Scudder Aggressive Growth Portfolio - Class B (Cost $13,000)                    1,441        13,570        66,848        54,464
  Scudder Blue Chip Portfolio - Class B (Cost $90,013)                            8,323        98,216        91,342         1,398
  Scudder Contrarian Value Portfolio - Class B (Cost $162,288)                   12,187       177,322       219,747        58,468
  Scudder Fixed Income Portfolio - Class B (Cost $454,723)                       37,946       460,659       495,184        39,732
  Scudder Global Blue Chip Portfolio - Class B (Cost $64,393)                     7,071        73,401        64,826           460
  Scudder Government Securities Portfolio - Class B (Cost $414,539)              33,424       418,138    12,056,076    11,416,855
  Scudder Growth Portfolio - Class B (Cost $39,019)                               2,250        41,474        51,211        12,606
  Scudder High Income Portfolio - Class B (Cost $1,792,825)                     218,914     1,841,069     4,685,013     2,921,761
  Scudder International Select Equity Portfolio - Class B (Cost $185,888)        19,330       196,200     2,109,744     1,957,535
  Scudder Money Market Portfolio - Class B (Cost $12,150,796)                12,150,796    12,150,796    16,646,415     4,495,618
  Scudder Small Cap Growth Portfolio - Class B (Cost $208,872)                   19,473       219,846       220,063        11,518
  Scudder Strategic Income Portfolio - Class B (Cost $116,518)                   10,206       120,228       182,003        65,269
  Scudder Technology Growth Portfolio - Class B (Cost $179,089)                  22,133       194,767       181,293         2,380
  Scudder Total Return Portfolio - Class B (Cost $384,200)                       18,756       398,752       409,332        25,337
  SVS Davis Venture Value Portfolio - Class B (Cost $333,193)                    36,087       371,339       337,897         5,037
  SVS Dreman Financial Services Portfolio - Class B (Cost $21,571)                1,883        23,180        21,673           106
  SVS Dreman High Return Equity Portfolio - Class B (Cost $534,358)              52,911       595,778       563,932        28,826
  SVS Dreman Small Cap Value Portfolio - Class B (Cost $292,151)                 20,895       334,950       312,307        20,544
  SVS Eagle Focused Large Cap Growth Portfolio - Class B (Cost $152,152)         18,878       162,161       152,608           467
  SVS Index 500 Portfolio - Class B (Cost $95,017)                               12,128       100,904        95,800           803
  SVS INVESCO Dynamic Growth Portfolio - Class B (Cost $18,010)                   2,412        19,800        19,607         1,754
  SVS Janus Growth And Income Portfolio - Class B (Cost $174,306)                21,346       188,696       175,293         1,026
  SVS Janus Growth Opportunities Portfolio - Class B (Cost $2,636)                  403         2,773         2,648            12
  SVS MFS Strategic Value Portfolio - Class B (Cost $384,717)                    40,840       417,389       395,782        11,564
  SVS Oak Strategic Equity Portfolio - Class B (Cost $45,033)                     7,008        47,864        47,767         2,907
  SVS Turner Mid Cap Growth Portfolio - Class B (Cost $107,537)                  13,644       120,609       109,529         2,226
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $18,416,844)                                                 12,790,685    18,789,881    39,713,940    21,138,673
                                                                            -----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Large Cap Core Portfolio (Cost $72,678)                            8,938        77,493        73,106           446
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $7,121)            687         8,096         7,200            84
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $79,799)                                                          9,625        85,589        80,306           530
                                                                            -----------   -----------   -----------   -----------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (11.6%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $5,354,858)                                                           423,680     5,927,283     5,427,285        77,696
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $1,764,950)                                                           150,570     1,907,724     1,914,662       154,745
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $409,322)                                                              32,427       457,547       412,438         3,307
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $253,694)                                                              21,975       301,939       846,154       681,691
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $7,782,824)                                                     628,652     8,594,493     8,600,539       917,439
                                                                            -----------   -----------   -----------   -----------

THE ALGER AMERICAN FUND (0.7%)
  Alger American Balanced Portfolio - Class S Shares (Cost $461,623)             36,151       482,248       502,779        40,435
  Alger American Leveraged AllCap Portfolio - Class S Shares
    (Cost $59,700)                                                                2,237        62,552        60,159           476
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $521,323)                                                        38,388       544,800       562,938        40,911
                                                                            -----------   -----------   -----------   -----------

                                                                               FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS
5. STATEMENT OF INVESTMENTS (CONTINUED)                                           COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)
                                                                           ------------------------------------------------------
INVESTMENTS                                                                   NO. OF        MARKET        COST OF      PROCEEDS
                                                                              SHARES        VALUE        PURCHASES    FROM SALES
                                                                           ------------  ------------  ------------  ------------
THE TRAVELERS SERIES TRUST (4.2%)
  Convertible Securities Portfolio (Cost $207,685)                               17,643  $    209,418  $    509,179  $    302,359
  Disciplined Mid Cap Stock Portfolio (Cost $101,115)                             6,017       105,244       152,864        51,680
  Equity Income Portfolio (Cost $610,061)                                        41,491       688,339       616,884         7,559
  Federated High Yield Portfolio (Cost $609,705)                                 70,982       596,959       813,138       208,393
  Federated Stock Portfolio (Cost $14,879)                                        1,036        15,742        14,905            26
  Large Cap Portfolio (Cost $172,038)                                            13,526       178,278     3,373,304     3,226,737
  Lazard International Stock Portfolio (Cost $129,746)                           13,319       133,321     9,783,179     9,752,987
  Merrill Lynch Large Cap Core Portfolio (Cost $30,324)                           4,509        35,392        31,143           906
  MFS Emerging Growth Portfolio (Cost $285,365)                                  31,691       296,315       285,788           439
  MFS Mid Cap Growth Portfolio (Cost $56,277)                                     8,678        59,702        56,415           145
  Pioneer Fund Portfolio (Cost $141,914)                                         13,840       151,132       142,848           970
  Travelers Quality Bond Portfolio (Cost $629,244)                               53,955       604,831     2,792,409     2,165,516
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,988,353)                                                     276,687     3,074,673    18,572,056    15,717,717
                                                                           ------------  ------------  ------------  ------------

TRAVELERS SERIES FUND INC. (14.2%)
  AIM Capital Appreciation Portfolio (Cost $173,137)                             19,487       196,043       181,763         9,390
  MFS Total Return Portfolio (Cost $2,626,374)                                  168,971     2,740,709     2,641,673        15,779
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $353,607)           35,293       352,930       679,189       325,594
  Smith Barney Aggressive Growth Portfolio (Cost $1,656,144)                    146,760     1,784,600     1,667,294        11,647
  Smith Barney High Income Portfolio (Cost $2,197,407)                          305,422     2,269,286     2,289,840        97,921
  Smith Barney Large Capitalization Growth Portfolio (Cost $476,121)             36,904       530,305       478,500         2,556
  Smith Barney Mid Cap Core Portfolio (Cost $117,216)                            10,610       137,398       119,701         2,773
  Smith Barney Money Market Portfolio (Cost $1,632,401)                       1,632,401     1,632,401    39,603,730    37,971,330
  Strategic Equity Portfolio (Cost $97,825)                                       6,660       107,434        98,529           735
  Travelers Managed Income Portfolio (Cost $696,303)                             58,949       678,500       813,358       116,555
  Van Kampen Enterprise Portfolio (Cost $46,930)                                  4,465        51,075        47,238           319
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $10,073,465)                                                  2,425,922    10,480,681    48,620,815    38,554,599
                                                                           ------------  ------------  ------------  ------------

VAN KAMPEN LIFE INVESTMENT TRUST (1.4%)
  Comstock Portfolio - Class II Shares (Cost $445,541)                           41,404       486,496       448,425         3,024
  Emerging Growth Portfolio - Class I Shares (Cost $442,341)                     18,797       456,944       443,890         1,577
  Enterprise Portfolio - Class II Shares (Cost $119,175)                         10,127       132,860       120,183         1,056
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $1,007,057)                                                      70,328     1,076,300     1,012,498         5,657
                                                                           ------------  ------------  ------------  ------------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $84,228)                                                          9,215        92,890        90,714         6,839
                                                                           ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (0.8%)
  Contrafund(R) Portfolio - Service Class (Cost $276,066)                        14,076       324,590       280,303         4,728
  Contrafund(R) Portfolio - Service Class 2 (Cost $243,768)                      11,825       271,138       245,367         1,694
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $519,834)                                                        25,901       595,728       525,670         6,422
                                                                           ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (1.0%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $90,778)        13,726        96,356        91,060           291
  Mid Cap Portfolio - Service Class 2 (Cost $534,580)                            25,630       614,340       545,855        12,669
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $625,358)                                                        39,356       710,696       636,915        12,960
                                                                           ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $70,564,828)                                                                     $ 74,340,823  $202,201,449  $132,298,800
                                                                                         ============  ============  ============

6. FINANCIAL HIGHLIGHTS

                                                                                              INVEST-     EXPENSE
                                                  YEAR               UNIT VALUE       NET     MENT(1)     RATIO(2)   TOTAL RETURN(3)
                                                 ENDED       UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO      LOWEST TO
                                                 DEC 31     (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                 ------    -------  -------------   -------  ---------  -----------  ---------------
CAPITAL APPRECIATION FUND                         2003        147   1.232 - 1.240       182      0.12   1.70 - 2.50     5.03 - 15.35

MONEY MARKET PORTFOLIO                            2003      1,540   0.986 - 0.992     1,527      0.44   1.70 - 2.50  (1.10) - (0.60)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                           2003        114   1.305 - 1.311       150      0.35   2.00 - 2.60    10.88 - 23.84
  AllianceBernstein Premier Growth
    Portfolio - Class B                           2003         47   1.193 - 1.196        56         -   1.70 - 2.10     8.36 - 11.15
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares             2003      1,024   1.365 - 1.374     1,404      0.17   1.70 - 2.60    11.43 - 36.63

  Growth Fund - Class 2 Shares                    2003      2,739   1.342 - 1.352     3,690      0.23   1.70 - 2.60     9.62 - 33.14

  Growth-Income Fund - Class 2 Shares             2003      3,641   1.313 - 1.322     4,797      1.79   1.70 - 2.60    11.36 - 31.70
CREDIT SUISSE TRUST
  Emerging Markets Portfolio                      2003         20   1.318 - 1.321        26         -   1.70 - 2.10    10.94 - 11.10

  Global Post-Venture Capital Portfolio           2003          1           1.237         1         -          2.10             6.64
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class       2003        299   1.294 - 1.302       389         -   1.70 - 2.50     5.11 - 20.74
DREYFUS INVESTMENT PORTFOLIO
  Dreyfus MidCap Stock Portfolio -
    Service Shares                                2003        232   1.168 - 1.173       272      0.28   1.70 - 2.50     1.57 - 11.87
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  Dreyfus Socially Responsible Growth
    Fund, Inc. - Service Shares                   2003          5           1.125         6         -          2.10             1.99
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                                2003         86   1.210 - 1.213       105      9.22   1.70 - 2.10     5.02 - 11.21
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                    2003        344   1.321 - 1.329       457      0.05   1.70 - 2.50     3.12 - 18.94
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares        2003        703   1.389 - 1.398       979         -   1.80 - 2.60    22.42 - 42.87

  Mutual Shares Securities Fund - Class 2 Shares  2003        953   1.256 - 1.265     1,201      0.29   1.70 - 2.60    10.07 - 20.31
  Templeton Developing Markets
    Securities Fund - Class 2 Shares              2003        261   1.436 - 1.445       376      0.07   1.70 - 2.60     3.23 - 38.80
  Templeton Foreign Securities Fund -
    Class 2 Shares                                2003        435   1.398 - 1.407       610      0.16   1.80 - 2.60    20.36 - 27.02
  Templeton Growth Securities Fund -
    Class 2 Shares                                2003        664   1.375 - 1.383       918      0.01   1.70 - 2.50     3.93 - 24.04
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                          2003        455   1.217 - 1.224       555      0.95   1.80 - 2.60    13.50 - 21.13

  Diversified Strategic Income Portfolio          2003        925   1.071 - 1.077       996      9.66   1.80 - 2.60      2.19 - 6.02

  Equity Index Portfolio - Class II Shares        2003        619   1.257 - 1.265       782      1.58   1.70 - 2.50     6.13 - 19.89

  Fundamental Value Portfolio                     2003        664   1.401 - 1.410       933      1.40   1.80 - 2.60    25.38 - 40.50
  Salomon Brothers Variable Emerging
    Growth Fund - Class I Shares                  2003        114   1.331 - 1.339       153         -   1.70 - 2.50     5.30 - 16.64
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares                  2003        126   1.281 - 1.288       162      0.53   1.70 - 2.50     5.23 - 10.60

                                                                                              INVEST-     EXPENSE
                                                  YEAR               UNIT VALUE       NET     MENT(1)     RATIO(2)   TOTAL RETURN(3)
                                                 ENDED       UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO      LOWEST TO
                                                 DEC 31     (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                 ------    -------  -------------   -------  ---------  -----------  ---------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - Utilities Fund                      2003          7           1.065         8      1.41          2.10             9.23
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares             2003        383   1.116 - 1.123       429      2.20   1.70 - 2.50     4.69 - 13.02
  Global Life Sciences Portfolio -
    Service Shares                                2003          5           1.200         5         -          2.10            11.63

  Global Technology Portfolio - Service Shares    2003         19   1.419 - 1.428        27         -   1.70 - 2.50   (0.91) - 19.97

  Mid Cap Growth Portfolio - Service Shares       2003        104   1.309 - 1.318       136         -   1.80 - 2.60     1.00 - 31.40

  Worldwide Growth Portfolio - Service Shares     2003        272   1.287 - 1.291       352      1.13   1.70 - 2.10    11.72 - 15.06
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio           2003         68   1.327 - 1.333        91         -   1.70 - 2.40    13.91 - 26.23
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                     2003        696   1.235 - 1.242       862      1.60   1.70 - 2.50     6.37 - 20.66

  Mid-Cap Value Portfolio                         2003        751   1.250 - 1.257       942      1.13   1.70 - 2.50     6.74 - 19.20
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                              2003          5           1.073         5      2.84          2.30             2.19
  Merrill Lynch Small Cap Value V.I.
    Fund - Class III                              2003          5           1.067         5      0.14          2.30             0.95
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative Class    2003      1,061   1.041 - 1.046     1,108      0.47   1.70 - 2.40    (0.95) - 5.04

  Total Return Portfolio - Administrative Class   2003      3,098   1.016 - 1.023     3,160      2.05   1.70 - 2.60    (0.97) - 2.93
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
    Class IB Shares                               2003        151   1.371 - 1.380       208      0.08   1.70 - 2.60     8.45 - 37.50
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                     2003        273   1.538 - 1.547       421         -   1.70 - 2.50     8.72 - 51.97
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                          2003        199   1.398 - 1.407       280      0.59   1.70 - 2.60     2.26 - 38.80

  Investors Fund - Class I                        2003        191   1.320 - 1.329       253      2.36   1.70 - 2.60    11.02 - 36.60

  Large Cap Growth Fund - Class I                 2003         80   1.382 - 1.388       111      0.01   1.70 - 2.30     5.87 - 16.99

  Small Cap Growth Fund - Class I                 2003        225   1.523 - 1.533       344         -   1.70 - 2.60     1.67 - 34.18
SCUDDER INVESTMENTS VIT FUNDS
  Scudder Real Estate Securities
    Portfolio - Class B                           2003        193   1.162 - 1.165       224         -   1.70 - 2.30     4.58 - 14.69
SCUDDER VARIABLE SERIES I
  21st Century Growth Portfolio - Class B         2003         17   1.127 - 1.129        19         -   1.70 - 2.10      2.45 - 5.52

  Capital Growth Portfolio - Class B              2003        168   1.113 - 1.117       187         -   1.70 - 2.30     8.16 - 10.05

  Global Discovery Portfolio - Class B            2003         63   1.251 - 1.252        79         -   2.10 - 2.30    12.60 - 22.39

  Growth and Income Portfolio - Class B           2003        141   1.125 - 1.129       159         -   1.70 - 2.30     7.22 - 10.71

  Health Sciences Portfolio - Class B             2003         50   1.119 - 1.125        56         -   1.70 - 2.50     1.08 - 10.43

  International Portfolio - Class B               2003         78   1.182 - 1.186        92         -   1.70 - 2.30     3.49 - 19.72

                                                                                              INVEST-     EXPENSE
                                                  YEAR               UNIT VALUE       NET     MENT(1)     RATIO(2)   TOTAL RETURN(3)
                                                 ENDED       UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO      LOWEST TO
                                                 DEC 31     (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                 ------    -------  -------------   -------  ---------  -----------  ---------------
SCUDDER VARIABLE SERIES II
  Scudder Aggressive Growth Portfolio - Class B   2003         12   1.161 - 1.166        14         -   1.70 - 2.50     2.01 - 12.39

  Scudder Blue Chip Portfolio - Class B           2003         85   1.152 - 1.157        98         -   1.70 - 2.50     2.12 - 13.99

  Scudder Contrarian Value Portfolio - Class B    2003        153   1.160 - 1.164       177         -   1.70 - 2.30     6.80 - 14.79

  Scudder Fixed Income Portfolio - Class B        2003        466   0.985 - 0.990       461         -   1.70 - 2.50    (0.70) - 3.34

  Scudder Global Blue Chip Portfolio - Class B    2003         62   1.178 - 1.180        73         -   1.90 - 2.30     3.42 - 14.35
  Scudder Government Securities
    Portfolio - Class B                           2003        420   0.992 - 0.997       418         -   1.70 - 2.50    (0.10) - 1.43

  Scudder Growth Portfolio - Class B              2003         37   1.106 - 1.110        41         -   1.70 - 2.30      4.14 - 8.40

  Scudder High Income Portfolio - Class B         2003      1,684   1.088 - 1.093     1,841         -   1.70 - 2.50      0.37 - 8.11
  Scudder International Select Equity
    Portfolio - Class B                           2003        162   1.207 - 1.211       196         -   1.70 - 2.30     3.15 - 21.63

  Scudder Money Market Portfolio - Class B        2003     12,253   0.988 - 0.992    12,150      0.10   1.70 - 2.30  (0.60) - (0.10)

  Scudder Small Cap Growth Portfolio - Class B    2003        194   1.130 - 1.134       220         -   1.70 - 2.30     1.62 - 11.42

  Scudder Strategic Income Portfolio - Class B    2003        122   0.983 - 0.986       120         -   1.70 - 2.30      0.00 - 3.14

  Scudder Technology Growth Portfolio - Class B   2003        160   1.213 - 1.217       195         -   1.70 - 2.30     2.10 - 20.66

  Scudder Total Return Portfolio - Class B        2003        375   1.060 - 1.065       399         -   1.70 - 2.50      2.42 - 6.71

  SVS Davis Venture Value Portfolio - Class B     2003        321   1.154 - 1.160       371         -   1.70 - 2.50     8.01 - 14.94
  SVS Dreman Financial Services
    Portfolio - Class B                           2003         21   1.127 - 1.131        23         -   1.70 - 2.30      2.73 - 9.93
  SVS Dreman High Return Equity
    Portfolio - Class B                           2003        512   1.160 - 1.164       596         -   1.70 - 2.30    12.36 - 15.49

  SVS Dreman Small Cap Value Portfolio - Class B  2003        269   1.242 - 1.246       335         -   1.70 - 2.30    14.05 - 21.09
  SVS Eagle Focused Large Cap Growth
    Portfolio - Class B                           2003        145   1.116 - 1.120       162         -   1.70 - 2.30     4.99 - 10.48

  SVS Index 500 Portfolio - Class B               2003         89   1.129 - 1.134       101         -   1.70 - 2.50      5.51 - 6.60

  SVS INVESCO Dynamic Growth Portfolio - Class B  2003         17   1.174 - 1.177        20         -   1.70 - 2.10      9.62 - 9.79
  SVS Janus Growth And Income Portfolio
    - Class B                                     2003        169   1.117 - 1.121       189         -   1.70 - 2.30     7.20 - 11.79
  SVS Janus Growth Opportunities
    Portfolio - Class B                           2003          2           1.109         3         -          2.10             4.72

  SVS MFS Strategic Value Portfolio - Class B     2003        372   1.120 - 1.124       417         -   1.70 - 2.30     7.25 - 10.77

  SVS Oak Strategic Equity Portfolio - Class B    2003         40   1.190 - 1.195        48         -   1.70 - 2.50     5.59 - 18.06

  SVS Turner Mid Cap Growth Portfolio - Class B   2003         99   1.209 - 1.214       121         -   1.70 - 2.50     6.61 - 17.84

                                                                                              INVEST-     EXPENSE
                                                  YEAR               UNIT VALUE       NET     MENT(1)     RATIO(2)   TOTAL RETURN(3)
                                                 ENDED       UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO      LOWEST TO
                                                 DEC 31     (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                 ------    -------  -------------   -------  ---------  -----------  ---------------
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio           2003         64   1.212 - 1.216        77      0.85   1.80 - 2.20    10.55 - 16.31
  Smith Barney Premier Selections All
    Cap Growth Portfolio                          2003          6           1.311         8         -          2.40            12.44
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                          2003      4,620   1.278 - 1.286     5,926      0.11   1.80 - 2.60    11.42 - 28.20
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value             2003      1,606   1.186 - 1.191     1,907      0.46   1.80 - 2.40     9.31 - 15.02
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value                      2003        350   1.304 - 1.310       457      0.28   1.80 - 2.40     8.71 - 34.22
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                          2003        239   1.261 - 1.269       302      0.13   1.80 - 2.60     5.61 - 26.14
THE ALGER AMERICAN FUND
  Alger American Balanced Portfolio -
    Class S Shares                                2003        454   1.061 - 1.064       482         -   1.70 - 2.10      3.10 - 5.77
  Alger American Leveraged AllCap
    Portfolio - Class S Shares                    2003         56   1.120 - 1.123        63         -   1.70 - 2.10      4.58 - 4.66
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio                2003        175   1.192 - 1.198       209      8.99   1.70 - 2.30      1.02 - 8.61

  Disciplined Mid Cap Stock Portfolio             2003         78   1.343 - 1.351       105      0.86   1.70 - 2.50     1.82 - 18.99

  Equity Income Portfolio                         2003        522   1.314 - 1.323       688      1.78   1.70 - 2.60    10.54 - 36.26

  Federated High Yield Portfolio                  2003        515   1.154 - 1.159       597     18.08   1.70 - 2.30     3.78 - 14.80

  Federated Stock Portfolio                       2003         12           1.295        16      1.83          1.70             7.65

  Large Cap Portfolio                             2003        146   1.219 - 1.227       178      0.50   1.70 - 2.60     5.27 - 10.20

  Lazard International Stock Portfolio            2003        101   1.318 - 1.327       133      1.10   1.70 - 2.60     8.84 - 22.19

  Merrill Lynch Large Cap Core Portfolio          2003         29   1.209 - 1.212        35      0.76   2.20 - 2.50     8.82 - 20.48

  MFS Emerging Growth Portfolio                   2003        237   1.242 - 1.251       296         -   1.70 - 2.60      4.62 - 9.45

  MFS Mid Cap Growth Portfolio                    2003         45   1.313 - 1.321        60         -   1.70 - 2.50    10.99 - 14.77

  Pioneer Fund Portfolio                          2003        125   1.210 - 1.214       151      3.63   1.70 - 2.20     3.33 - 15.02

  Travelers Quality Bond Portfolio                2003        587   1.026 - 1.033       605     11.13   1.70 - 2.50    (0.77) - 2.59
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio              2003        156   1.254 - 1.261       196         -   1.80 - 2.50     3.38 - 18.14

  MFS Total Return Portfolio                      2003      2,345   1.163 - 1.171     2,740      5.51   1.70 - 2.60     5.70 - 16.70
  SB Adjustable Rate Income Portfolio -
    Class I Shares                                2003        354   0.997 - 0.998       353      0.66   1.70 - 2.20  (0.30) - (0.20)

  Smith Barney Aggressive Growth Portfolio        2003      1,374   1.294 - 1.302     1,784         -   1.80 - 2.60     6.55 - 28.01

  Smith Barney High Income Portfolio              2003      1,915   1.178 - 1.186     2,269     10.21   1.80 - 2.60     6.61 - 18.60
  Smith Barney Large Capitalization
    Growth Portfolio                              2003        384   1.376 - 1.384       530      0.04   1.80 - 2.60    13.88 - 26.61

                                                                                              INVEST-     EXPENSE
                                                  YEAR               UNIT VALUE       NET     MENT(1)     RATIO(2)   TOTAL RETURN(3)
                                                 ENDED       UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO      LOWEST TO
                                                 DEC 31     (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                 ------    -------  -------------   -------  ---------  -----------  ---------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Mid Cap Core Portfolio             2003        106   1.293 - 1.295       137         -   2.20 - 2.40    24.69 - 29.50

  Smith Barney Money Market Portfolio             2003      1,652   0.985 - 0.991     1,632      0.46   1.80 - 2.60  (1.20) - (0.61)

  Strategic Equity Portfolio                      2003         85   1.266 - 1.273       107         -   1.70 - 2.40     9.60 - 18.10

  Travelers Managed Income Portfolio              2003        652   1.037 - 1.044       678      8.39   1.80 - 2.60      0.10 - 4.00

  Van Kampen Enterprise Portfolio                 2003         42   1.226 - 1.229        51      0.17   1.80 - 2.20      3.63 - 9.54
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares            2003        370   1.307 - 1.315       486         -   1.70 - 2.50     4.14 - 17.83

  Emerging Growth Portfolio - Class I Shares      2003        377   1.211 - 1.215       457         -   1.80 - 2.20     7.33 - 14.90

  Enterprise Portfolio - Class II Shares          2003        108   1.222 - 1.226       133         -   2.10 - 2.50      8.40 - 9.60
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                       2003         65   1.432 - 1.439        93         -   1.80 - 2.40    10.65 - 19.12
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class         2003        253   1.281 - 1.289       324         -   1.80 - 2.60    11.01 - 28.50

  Contrafund(R) Portfolio - Service Class 2       2003        213   1.270 - 1.278       271         -   1.70 - 2.50     3.84 - 17.64
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                             2003         77   1.247 - 1.249        96         -   2.10 - 2.30      3.91 - 7.22

  Mid Cap Portfolio - Service Class 2             2003        426   1.434 - 1.444       614         -   1.70 - 2.60     5.52 - 44.04


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7.    SCHEDULE OF ACCUMULATION UNITS

      FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                            ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                    CAPITAL                MONEY               GROWTH AND          PREMIER GROWTH
                                                  APPRECIATION             MARKET          INCOME PORTFOLIO -       PORTFOLIO -
                                                      FUND               PORTFOLIO              CLASS B               CLASS B
                                                  ------------          -----------        ------------------    -----------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              149,059             7,496,200               114,502               621,136
Accumulation units redeemed and
  transferred to other funding options .               (1,725)           (5,956,003)                 (212)             (574,515)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              147,334             1,540,197               114,290                46,621
                                                  ===========           ===========           ===========           ===========

                                                  GLOBAL GROWTH                              GROWTH-INCOME            EMERGING
                                                 FUND - CLASS 2        GROWTH FUND -         FUND - CLASS 2           MARKETS
                                                     SHARES           CLASS 2 SHARES             SHARES              PORTFOLIO
                                                 --------------       --------------         --------------         -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options            3,934,563             3,121,258             3,801,764             1,893,427
Accumulation units redeemed and
  transferred to other funding options .           (2,910,216)             (382,359)             (161,193)           (1,873,495)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........            1,024,347             2,738,899             3,640,571                19,932
                                                  ===========           ===========           ===========           ===========

                                                                                                DREYFUS               DREYFUS
                                                     GLOBAL              DELAWARE                MIDCAP              SOCIALLY
                                                 POST-VENTURE            VIP REIT                STOCK              RESPONSIBLE
                                                    CAPITAL              SERIES -             PORTFOLIO -       GROWTH FUND, INC. -
                                                   PORTFOLIO          STANDARD CLASS         SERVICE SHARES       SERVICE SHARES
                                                 ------------         --------------         --------------     -------------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options                1,299               305,967               233,301                 5,180
Accumulation units redeemed and
  transferred to other funding options .                 (647)               (6,517)                 (987)                   --
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........                  652               299,450               232,314                 5,180
                                                  ===========           ===========           ===========           ===========

                                                                          DREYFUS
                                                    DREYFUS            VIF DEVELOPING           FRANKLIN
                                               VIF APPRECIATION           LEADERS              SMALL CAP           MUTUAL SHARES
                                                  PORTFOLIO -           PORTFOLIO -          FUND - CLASS 2      SECURITIES FUND -
                                                INITIAL SHARES         INITIAL SHARES            SHARES           CLASS 2 SHARES
                                               ----------------        --------------        --------------      -----------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options               86,363               346,175               703,630               958,167
Accumulation units redeemed and
  transferred to other funding options .                  (20)               (2,466)               (1,104)               (5,557)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........               86,343               343,709               702,526               952,610
                                                  ===========           ===========           ===========           ===========

7.    SCHEDULE OF ACCUMULATION UNITS

      FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                    TEMPLETON            TEMPLETON             TEMPLETON
                                                   DEVELOPING             FOREIGN               GROWTH
                                                     MARKETS             SECURITIES           SECURITIES
                                                SECURITIES FUND -          FUND -                FUND -             APPRECIATION
                                                 CLASS 2 SHARES        CLASS 2 SHARES        CLASS 2 SHARES          PORTFOLIO
                                                -----------------      --------------        --------------         ------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              261,568             3,458,783             2,993,457               488,750
Accumulation units redeemed and
  transferred to other funding options .                 (565)           (3,023,780)           (2,329,602)              (33,812)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              261,003               435,003               663,855               454,938
                                                  ===========           ===========           ===========           ===========

                                                                                                                 SALOMON BROTHERS
                                                  DIVERSIFIED             EQUITY                                     VARIABLE
                                                   STRATEGIC              INDEX               FUNDAMENTAL            EMERGING
                                                     INCOME             PORTFOLIO -              VALUE            GROWTH FUND -
                                                   PORTFOLIO          CLASS II SHARES          PORTFOLIO          CLASS I SHARES
                                                  -----------         ---------------         -----------        ----------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options            1,082,145             1,530,562               668,382               511,791
Accumulation units redeemed and
  transferred to other funding options .             (157,153)             (911,404)               (4,845)             (397,510)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              924,992               619,158               663,537               114,281
                                                  ===========           ===========           ===========           ===========

                                                SALOMON BROTHERS
                                                    VARIABLE
                                                    GROWTH &                                                           GLOBAL
                                                     INCOME                                                         LIFE SCIENCES
                                                 FUND - CLASS I          INVESCO VIF -     BALANCED PORTFOLIO -      PORTFOLIO -
                                                     SHARES             UTILITIES FUND       SERVICE SHARES        SERVICE SHARES
                                                ----------------        --------------     --------------------    --------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              126,378                 7,327               487,005                 4,516
Accumulation units redeemed and
  transferred to other funding options .                 (155)                   --              (104,138)                   --
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              126,223                 7,327               382,867                 4,516
                                                  ===========           ===========           ===========           ===========

                                                     GLOBAL                MID CAP              WORLDWIDE             LAZARD
                                                   TECHNOLOGY              GROWTH                GROWTH             RETIREMENT
                                                   PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           SMALL CAP
                                                 SERVICE SHARES        SERVICE SHARES        SERVICE SHARES          PORTFOLIO
                                                 --------------        --------------        --------------         -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options               19,017               103,672             1,359,498                68,262
Accumulation units redeemed and
  transferred to other funding options .                   --                    (2)           (1,087,050)                   (1)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........               19,017               103,670               272,448                68,261
                                                  ===========           ===========           ===========           ===========

7.    SCHEDULE OF ACCUMULATION UNITS

      FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                             MERRILL LYNCH         MERRILL LYNCH
                                                   GROWTH AND             MID-CAP                GLOBAL              SMALL CAP
                                                     INCOME                VALUE             ALLOCATION V.I.      VALUE V.I. FUND -
                                                   PORTFOLIO             PORTFOLIO          FUND - CLASS III         CLASS III
                                                  -----------           -----------         ----------------      -----------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              704,521               754,671                 4,763                 4,732
Accumulation units redeemed and
  transferred to other funding options .               (8,965)               (3,895)                   --                    --
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              695,556               750,776                 4,763                 4,732
                                                  ===========           ===========           ===========           ===========

                                                  REAL RETURN          TOTAL RETURN            PUTNAM VT             PUTNAM VT
                                                  PORTFOLIO -           PORTFOLIO -          INTERNATIONAL           SMALL CAP
                                                 ADMINISTRATIVE       ADMINISTRATIVE         EQUITY FUND -         VALUE FUND -
                                                     CLASS                 CLASS            CLASS IB SHARES       CLASS IB SHARES
                                                 --------------       --------------        ---------------       ---------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options            2,396,652             4,559,348            19,712,002               275,827
Accumulation units redeemed and
  transferred to other funding options .           (1,335,471)           (1,461,395)          (19,560,603)               (3,129)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........            1,061,181             3,097,953               151,399               272,698
                                                  ===========           ===========           ===========           ===========

                                                                                               LARGE CAP            SMALL CAP
                                                    ALL CAP              INVESTORS           GROWTH FUND -         GROWTH FUND -
                                                 FUND - CLASS I        FUND - CLASS I           CLASS I               CLASS I
                                                 --------------        --------------        -------------         -------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              203,853               196,814             1,006,902             3,195,869
Accumulation units redeemed and
  transferred to other funding options .               (4,492)               (6,257)             (927,155)           (2,971,159)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              199,361               190,557                79,747               224,710
                                                  ===========           ===========           ===========           ===========

                                                    SCUDDER
                                                  REAL ESTATE                                   CAPITAL               GLOBAL
                                                   SECURITIES           21ST CENTURY            GROWTH               DISCOVERY
                                                  PORTFOLIO -        GROWTH PORTFOLIO -       PORTFOLIO -           PORTFOLIO -
                                                    CLASS B               CLASS B               CLASS B               CLASS B
                                                  -----------        ------------------       -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              193,496                17,276               167,768                64,141
Accumulation units redeemed and
  transferred to other funding options .                 (984)                   --                    --                  (767)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              192,512                17,276               167,768                63,374
                                                  ===========           ===========           ===========           ===========

7.    SCHEDULE OF ACCUMULATION UNITS

      FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                   GROWTH AND                                                        SCUDDER
                                                    INCOME                                                          AGGRESSIVE
                                                  PORTFOLIO -         HEALTH SCIENCES        INTERNATIONAL            GROWTH
                                                    CLASS B         PORTFOLIO - CLASS B   PORTFOLIO - CLASS B   PORTFOLIO - CLASS B
                                                  -----------       -------------------   -------------------   -------------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              140,622                49,891             1,071,161                11,650
Accumulation units redeemed and
  transferred to other funding options .                  (14)                   --              (993,221)                   --
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              140,608                49,891                77,940                11,650
                                                  ===========           ===========           ===========           ===========

                                                                          SCUDDER               SCUDDER               SCUDDER
                                                                        CONTRARIAN               FIXED                GLOBAL
                                                    SCUDDER                VALUE                INCOME               BLUE CHIP
                                                   BLUE CHIP            PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                              PORTFOLIO - CLASS B         CLASS B               CLASS B               CLASS B
                                              -------------------       -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options               84,988               155,361               468,760                62,231
Accumulation units redeemed and
  transferred to other funding options .                  (33)               (2,792)               (2,733)                   --
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........               84,955               152,569               466,027                62,231
                                                  ===========           ===========           ===========           ===========

                                                    SCUDDER
                                                   GOVERNMENT            SCUDDER                SCUDDER               SCUDDER
                                                   SECURITIES             GROWTH              HIGH INCOME          INTERNATIONAL
                                                  PORTFOLIO -           PORTFOLIO -           PORTFOLIO -          SELECT EQUITY
                                                    CLASS B               CLASS B               CLASS B         PORTFOLIO - CLASS B
                                                  -----------           -----------           -----------       -------------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options           12,086,557                37,403             4,444,417             1,916,005
Accumulation units redeemed and
  transferred to other funding options .          (11,666,618)                   (3)           (2,760,265)           (1,753,836)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              419,939                37,400             1,684,152               162,169
                                                  ===========           ===========           ===========           ===========

                                                                                                SCUDDER               SCUDDER
                                                                         SCUDDER               STRATEGIC            TECHNOLOGY
                                                    SCUDDER             SMALL CAP               INCOME                GROWTH
                                                  MONEY MARKET            GROWTH              PORTFOLIO -           PORTFOLIO -
                                              PORTFOLIO - CLASS B   PORTFOLIO - CLASS B         CLASS B               CLASS B
                                              -------------------   -------------------       -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options           16,870,673               195,633               159,355               161,697
Accumulation units redeemed and
  transferred to other funding options .           (4,617,623)               (1,623)              (37,260)               (1,558)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........           12,253,050               194,010               122,095               160,139
                                                  ===========           ===========           ===========           ===========

7.    SCHEDULE OF ACCUMULATION UNITS

      FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                        SVS DAVIS              SVS DREMAN           SVS DREMAN
                                                     SCUDDER              VENTURE              FINANCIAL            HIGH RETURN
                                                  TOTAL RETURN             VALUE                SERVICES               EQUITY
                                                  PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                                    CLASS B               CLASS B               CLASS B               CLASS B
                                                  ------------          -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              386,625               321,059                20,566               513,833
Accumulation units redeemed and
  transferred to other funding options .              (11,590)                 (272)                  (34)               (1,385)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              375,035               320,787                20,532               512,448
                                                  ===========           ===========           ===========           ===========

                                                                        SVS EAGLE
                                                   SVS DREMAN            FOCUSED                                    SVS INVESCO
                                                   SMALL CAP            LARGE CAP                 SVS                 DYNAMIC
                                                     VALUE                GROWTH               INDEX 500               GROWTH
                                                  PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                                    CLASS B               CLASS B               CLASS B               CLASS B
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              270,825               145,142                89,704                18,246
Accumulation units redeemed and
  transferred to other funding options .               (1,726)                  (15)                 (551)               (1,392)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              269,099               145,127                89,153                16,854
                                                  ===========           ===========           ===========           ===========

                                                  SVS JANUS              SVS JANUS                                    SVS OAK
                                                  GROWTH AND              GROWTH                SVS MFS              STRATEGIC
                                                    INCOME             OPPORTUNITIES           STRATEGIC               EQUITY
                                                  PORTFOLIO -           PORTFOLIO -        VALUE PORTFOLIO -        PORTFOLIO -
                                                    CLASS B               CLASS B               CLASS B               CLASS B
                                                  -----------          -------------       -----------------        -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              169,087                 2,499               373,460                42,449
Accumulation units redeemed and
  transferred to other funding options .                 (487)                   --                (1,450)               (2,318)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              168,600                 2,499               372,010                40,131
                                                  ===========           ===========           ===========           ===========

                                                                                              SMITH BARNEY           MULTIPLE
                                                  SVS TURNER                                    PREMIER             DISCIPLINE
                                                   MID CAP                                     SELECTIONS           PORTFOLIO -
                                                    GROWTH              SMITH BARNEY            ALL CAP               ALL CAP
                                                  PORTFOLIO -            LARGE CAP              GROWTH               GROWTH AND
                                                    CLASS B            CORE PORTFOLIO          PORTFOLIO               VALUE
                                                  -----------          --------------         ------------          -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              100,818                63,881                 6,174             4,666,447
Accumulation units redeemed and
  transferred to other funding options .               (1,339)                   --                    --               (45,977)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........               99,479                63,881                 6,174             4,620,470
                                                  ===========           ===========           ===========           ===========

7.    SCHEDULE OF ACCUMULATION UNITS

      FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                    MULTIPLE             MULTIPLE
                                                   DISCIPLINE           DISCIPLINE              MULTIPLE
                                                  PORTFOLIO -           PORTFOLIO -            DISCIPLINE
                                                    BALANCED              GLOBAL              PORTFOLIO -          ALGER AMERICAN
                                                     ALL CAP              ALL CAP               LARGE CAP             BALANCED
                                                   GROWTH AND           GROWTH AND             GROWTH AND           PORTFOLIO -
                                                     VALUE                 VALUE                  VALUE            CLASS S SHARES
                                                  -----------           -----------           -----------          --------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options            1,634,597               350,142               793,259               455,808
Accumulation units redeemed and
  transferred to other funding options .              (28,899)                  (22)             (554,388)               (1,993)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........            1,605,698               350,120               238,871               453,815
                                                  ===========           ===========           ===========           ===========

                                                ALGER AMERICAN
                                                   LEVERAGED                                  DISCIPLINED
                                                    ALLCAP              CONVERTIBLE             MID CAP               EQUITY
                                                  PORTFOLIO -            SECURITIES              STOCK                INCOME
                                                 CLASS S SHARES          PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                ---------------         -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options               56,010               439,210                78,451               526,799
Accumulation units redeemed and
  transferred to other funding options .                 (242)             (263,994)                 (553)               (4,947)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........               55,768               175,216                77,898               521,852
                                                  ===========           ===========           ===========           ===========

                                                                                                                      LAZARD
                                                   FEDERATED             FEDERATED                                 INTERNATIONAL
                                                   HIGH YIELD              STOCK               LARGE CAP               STOCK
                                                   PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                  -----------           -----------           -----------          -------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              789,392                12,153             2,886,901             8,483,374
Accumulation units redeemed and
  transferred to other funding options .             (273,980)                   --            (2,741,033)           (8,382,564)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              515,412                12,153               145,868               100,810
                                                  ===========           ===========           ===========           ===========

                                                 MERRILL LYNCH              MFS                   MFS
                                                   LARGE CAP              EMERGING              MID CAP               PIONEER
                                                     CORE                 GROWTH                GROWTH                 FUND
                                                   PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                 -------------          -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options               29,638               237,175                45,489               124,896
Accumulation units redeemed and
  transferred to other funding options .                 (432)                   (4)                 (272)                 (361)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........               29,206               237,171                45,217               124,535
                                                  ===========           ===========           ===========           ===========

7.    SCHEDULE OF ACCUMULATION UNITS

      FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                   TRAVELERS                                                        SB ADJUSTABLE
                                                    QUALITY              AIM CAPITAL              MFS                RATE INCOME
                                                      BOND              APPRECIATION          TOTAL RETURN           PORTFOLIO -
                                                   PORTFOLIO             PORTFOLIO             PORTFOLIO           CLASS I SHARES
                                                  -----------           ------------          ------------         --------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options            2,658,042               157,858             2,351,659               678,646
Accumulation units redeemed and
  transferred to other funding options .           (2,071,498)               (2,020)               (6,819)             (324,981)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              586,544               155,838             2,344,840               353,665
                                                  ===========           ===========           ===========           ===========

                                                                                              SMITH BARNEY
                                                  SMITH BARNEY                                   LARGE              SMITH BARNEY
                                                   AGGRESSIVE           SMITH BARNEY         CAPITALIZATION           MID CAP
                                                     GROWTH             HIGH INCOME              GROWTH                CORE
                                                   PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                  ------------          ------------         --------------         ------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options            1,377,182             1,989,704               384,021               107,395
Accumulation units redeemed and
  transferred to other funding options .               (2,683)              (74,749)                   (4)               (1,297)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........            1,374,499             1,914,955               384,017               106,098
                                                  ===========           ===========           ===========           ===========

                                                  SMITH BARNEY                                 TRAVELERS
                                                     MONEY               STRATEGIC             MANAGED              VAN KAMPEN
                                                     MARKET                EQUITY               INCOME              ENTERPRISE
                                                   PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                  ------------          -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options           41,251,595                84,745               772,897                41,560
Accumulation units redeemed and
  transferred to other funding options .          (39,600,015)                 (106)             (121,188)                   --
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........            1,651,580                84,639               651,709                41,560
                                                  ===========           ===========           ===========           ===========

                                                                                                                   SMITH BARNEY
                                                                         EMERGING                                    SMALL CAP
                                                    COMSTOCK              GROWTH              ENTERPRISE               GROWTH
                                                  PORTFOLIO -           PORTFOLIO -           PORTFOLIO -          OPPORTUNITIES
                                                CLASS II SHARES        CLASS I SHARES       CLASS II SHARES          PORTFOLIO
                                                ---------------        --------------       ---------------        -------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              377,202               376,867               108,367                64,793
Accumulation units redeemed and
  transferred to other funding options .               (6,737)                   (1)                   --                    --
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              370,465               376,866               108,367                64,793
                                                  ===========           ===========           ===========           ===========

7.    SCHEDULE OF ACCUMULATION UNITS

      FOR THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                            DYNAMIC CAPITAL
                                                  CONTRAFUND(R)        CONTRAFUND(R)         APPRECIATION             MID CAP
                                                  PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                                 SERVICE CLASS        SERVICE CLASS 2       SERVICE CLASS 2       SERVICE CLASS 2
                                                 --------------       ---------------       ---------------       ---------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              255,555               213,208                77,188               434,611
Accumulation units redeemed and
  transferred to other funding options .               (2,991)                 (580)                   --                (8,111)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              252,564               212,628                77,188               426,500
                                                  ===========           ===========           ===========           ===========

                                                    COMBINED
                                                  ------------

Accumulation units beginning of year ...                    --
Accumulation units purchased and
  transferred from other funding options           186,215,347
Accumulation units redeemed and
  transferred to other funding options .          (122,594,884)
                                                  ------------
Accumulation units end of year .........            63,620,463
                                                  ============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Life and Annuity Company and Owners of Variable Annuity Contracts of TLAC Variable Annuity Separate Account 2002:

We have audited the accompanying statement of assets and liabilities of TLAC Variable Annuity Separate Account 2002 as of December 31, 2003 and the related statements of operations, the statement of changes in net assets and the financial highlights for the period March 18, 2003 (date operations commenced) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TLAC Variable Annuity Separate Account 2002 as of December 31, 2003, the results of its operations, the changes in its net assets for and the financial highlights for the period March 18, 2003 (date operations commenced) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


                                                /s/ KPMG LLP

Hartford, Connecticut
March 12, 2004

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of TLAC Variable Annuity Separate Account 2002 or shares of TLAC Separate Account 2002's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for TLAC Variable Annuity Separate Account 2002 product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including Additional Information on charges and expenses.



TLACSEP2002 (Annual) (12-03) Printed in U.S.A.



                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ IN THOUSANDS)


FOR THE YEAR ENDED DECEMBER 31,                                                         2003               2002               2001
                                                                                        ----               ----               ----
REVENUES
Premiums                                                                              $  40,866         $  42,893         $  39,222
Net investment income                                                                   356,463           311,946           251,054
Realized investment gains (losses)                                                       (7,202)          (30,584)           26,144
Fee income                                                                              237,366           189,686           173,113
Other revenues                                                                           18,834            19,530            14,317
------------------------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                                     646,327           533,471           503,850
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                    89,729            94,513            88,842
Interest credited to contractholders                                                    216,952           180,610           125,880
Amortization of deferred acquisition costs                                              136,310            66,972            89,475
General and administrative expenses                                                      49,288            32,352            23,404
------------------------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                                        492,279           374,447           327,601
------------------------------------------------------------------------------------------------------------------------------------

Income before federal income taxes and cumulative effect of
   change in accounting principle                                                       154,048           159,024           176,249
------------------------------------------------------------------------------------------------------------------------------------

Federal income taxes
     Current                                                                             73,423           (31,143)          (19,007)
     Deferred                                                                           (38,835)           86,797            80,096
------------------------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                                          34,588            55,654            61,089
------------------------------------------------------------------------------------------------------------------------------------

Income before cumulative effect of change in accounting
     principle                                                                          119,460           103,370           115,160

Cumulative effect of change in accounting for derivative
     instruments and hedging activities, net of tax
                                                                                             --                --               (62)
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                            $ 119,460         $ 103,370         $ 115,098
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ IN THOUSANDS)


AT DECEMBER 31,                                                                                        2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $130,895 and
     $144,284 subject to securities lending agreements) (cost $5,033,778
     and $4,385,801)                                                                                $ 5,357,225          $ 4,520,299
Equity securities, at fair value (cost $8,253 and $14,939)                                                8,307               14,495
Mortgage loans                                                                                          135,347              134,078
Short-term securities                                                                                   195,279              475,365
Other invested assets                                                                                   392,638              384,616
------------------------------------------------------------------------------------------------------------------------------------
      Total Investments                                                                               6,088,796            5,528,853
------------------------------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred acquisition costs                                                                            1,279,118            1,064,118
Premiums and fees receivable                                                                             67,272               59,636
Other assets                                                                                            312,546              179,558
------------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                   $17,438,187          $13,694,174
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                                   $ 1,097,704          $ 1,145,692
Contractholder funds                                                                                  4,511,813            3,886,083
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred federal income taxes                                                                           224,821              199,350
Other liabilities                                                                                       514,718              441,249
------------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                               16,039,511           12,534,383
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
     30,000 issued and outstanding                                                                        3,000                3,000
Additional paid-in capital                                                                              417,316              417,316
Retained earnings                                                                                       763,994              644,534
Accumulated other changes in equity from nonowner sources                                               214,366               94,941
------------------------------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                                       1,398,676            1,159,791
------------------------------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                                     $17,438,187          $13,694,174
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                ($ IN THOUSANDS)


                                                                                                  FOR THE YEAR ENDED
                                                                                                      DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                                         2003                 2002               2001
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $     3,000          $    3,000         $   3,000
Changes in common stock                                                                    --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $     3,000          $    3,000         $   3,000
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $   417,316          $  417,316         $ 417,316
Capital contributed by parent                                                              --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   417,316          $  417,316         $ 417,316
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $   644,534          $  541,164         $ 426,066
Net income                                                                            119,460             103,370           115,098
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   763,994          $  644,534         $ 541,164
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $    94,941          $   16,084         $  13,622
Cumulative effect of change in accounting principle for
   derivative instruments and hedging activities, net of tax                               --                  --                62
Unrealized gains (losses), net of tax                                                 120,993              73,750              (924)
Derivative instrument hedging activity gains (losses),
    net of tax                                                                         (1,568)              5,107             3,324
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   214,366          $   94,941         $  16,084
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Net income                                                                        $   119,460          $  103,370         $ 115,098
Other changes in equity from nonowner sources                                         119,425              78,857             2,462
------------------------------------------------------------------------------------------------------------------------------------
Total changes in equity from nonowner sources                                     $   238,885          $  182,227         $ 117,560
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $ 1,159,791          $  977,564         $ 860,004
Changes in total shareholder's equity                                                 238,885             182,227           117,560
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $ 1,398,676          $1,159,791         $ 977,564
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ IN THOUSANDS)


FOR THE YEARS ENDED DECEMBER 31,                                                           2003            2002             2001
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                               $    43,903      $    43,490      $    37,915
     Net investment income received                                                       319,629          276,813          211,179
     Fee and other income received                                                        265,410          238,970          211,885
     Benefits and claims paid                                                            (105,867)        (103,513)        (103,224)
     Interest paid to contractholders                                                    (216,952)        (180,610)        (125,880)
     Operating expenses paid                                                             (437,335)        (343,932)        (354,506)
     Income taxes (paid) received                                                        (134,927)          88,888           45,257
     Other                                                                                 41,239          (21,047)         (31,175)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Operating Activities                                           (224,900)            (941)        (108,549)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                                 519,960          255,009           97,712
         Mortgage loans                                                                    22,628           36,193           20,941
     Proceeds from sales of investments
         Fixed maturities                                                               1,657,663        1,689,931          938,987
         Equity securities                                                                  7,769           35,556            6,363
         Real estate held for sale                                                            794               --              (36)
     Purchases of investments
         Fixed maturities                                                              (2,823,940)      (3,018,069)      (2,022,618)
         Equity securities                                                                 (3,506)         (35,735)          (2,274)
         Mortgage loans                                                                   (27,456)         (44,632)         (14,494)
     Policy loans, net                                                                        665          (11,201)          (3,395)
     Short-term securities (purchases) sales, net                                         280,086         (268,606)          40,618
     Other investment (purchases) sales, net                                              (45,906)         (20,915)          (6,334)
     Securities transactions in course of settlement, net                                  (3,561)         117,806           64,698
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                                           (414,804)      (1,264,663)        (879,832)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                                         913,546        1,486,056        1,178,421
     Contractholder fund withdrawals                                                     (287,816)        (224,542)        (185,464)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                        625,730        1,261,514          992,957
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                           (13,974)          (4,090)           4,576
Cash at beginning of year                                                                  15,424           19,514           14,938
------------------------------------------------------------------------------------------------------------------------------------
Cash at December 31,                                                                  $     1,450      $    15,424      $    19,514
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. On March 27, 2002, Travelers Property Casualty Corp. (TPC), TIC's parent at December 31, 2001, completed its initial public offering (IPO). On August 20, 2002, Citigroup made a tax-free distribution of the majority of its remaining interest in TPC to Citigroup Stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to Citigroup Insurance Holding Corporation (CIHC) so that TIC and the Company would remain indirect wholly owned subsidiaries of Citigroup. TIC has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46). FIN 46 changes the method of determining whether certain entities, including securitization entities, should be included in the Company's financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect on the Company's balance sheet will be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, entities may be identified that would need to be consolidated.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

     The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure", issued in December 2002.

     SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged. The adoption of SFAS 123 did not have a significant impact on the Company's financial statements.

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of adopting SFAS 133 was an after-tax charge of $62 thousand included in net income and an after-tax benefit of $62 thousand included in accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTEREST IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment of Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. The adoption of EITF 99-20 had no effect on the Company's financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in the assumptions could affect the fair values of investments. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Other invested assets include trading securities, partnership investments and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

     Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company's fair value hedges are primarily of available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses. The Company's cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

     SEPARATE ACCOUNTS

     The Company has separate accounts that primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life, universal life (UL) and deferred annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for this product is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for this product is currently being amortized over 5-20 years.

     All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.07% to 7.85% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 5.8%.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent deposits from the issuance of UL pension investment and certain deferred annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to universal life range from 4.0% to 5.95%, with a weighted average interest rate of 5.01%.

     Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from 1.0 % to 7.75% with a weighted average interest rate of 5.35%.

     GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company's liability for guaranty fund assessments was not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


2.   INVESTMENTS

     FIXED MATURITIES

     The amortized cost and fair values of investments in fixed maturities were as follows:


                                                                                            GROSS          GROSS
       DECEMBER 31, 2003                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  644,362        $ 18,352        $ 1,598        $  661,116

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        192,271           4,756            731           196,296

     Obligations of states and political
     subdivisions                                                            52,867           6,151             --            59,018

     Debt securities issued by foreign
     governments                                                             57,656           3,386             83            60,959

     All other corporate bonds                                            3,179,328         240,472          5,329         3,414,471

     All other debt securities                                              903,211          59,113          3,105           959,219

     Redeemable preferred stock                                               4,083           2,155             92             6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $5,033,778        $334,385        $10,938        $5,357,225
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                                            GROSS          GROSS
       DECEMBER 31, 2002                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  423,318        $ 21,809        $    90        $  445,037

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        217,602           5,958          2,115           221,445

     Obligations of states and political
     subdivisions                                                            49,472           7,170             --            56,642

     Debt securities issued by foreign
     governments                                                             21,530           2,146            296            23,380

     All other corporate bonds                                            2,932,069         157,225         82,175         3,007,119

     All other debt securities                                              737,215          35,255         10,926           761,544

     Redeemable preferred stock                                               4,595           1,785          1,248             5,132
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $4,385,801        $231,348        $96,850        $4,520,299
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of fixed maturities classified as available for sale were $1.7 billion, $1.7 billion and $939 million in 2003, 2002 and 2001, respectively. Gross gains of $48.2 million, $85.6 million

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     and $67.0 million and gross losses of $52.4 million, $29.9 million and $22.4 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $10.2 million, $66.9 million and $11.5 million were realized due to other-than-temporary losses in value in 2003, 2002 and 2001, respectively. Impairment activity increased significantly in 2002. These prior year impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $1.0 billion and $840.4 million at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities available for sale at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

-------------------------------------------------------------------------------
                                                 AMORTIZED          FAIR
($ IN THOUSANDS)                                    COST            VALUE
-------------------------------------------------------------------------------

MATURITY:
     Due in one year or less                     $  210,086      $  214,645
     Due after 1 year through 5 years             1,529,425       1,634,709
     Due after 5 years through 10 years           1,821,121       1,963,235
     Due after 10 years                             828,784         883,520
-------------------------------------------------------------------------------
                                                  4,389,416       4,696,109
-------------------------------------------------------------------------------

     Mortgage-backed securities                     644,362         661,116
-------------------------------------------------------------------------------
         Total Maturity                          $5,033,778      $5,357,225
-------------------------------------------------------------------------------

     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $332.4 million and $265.5 million, respectively. Approximately 34% and 33%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $327.7 million and $177.8 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note 11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $154.0 million and $149.0 million, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002, respectively.

     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              GROSS          GROSS
                                                                                            UNREALIZED     UNREALIZED        FAIR
        ($ IN THOUSANDS)                                                      COST            GAINS          LOSSES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2003
     Common stocks                                                           $ 1,645           $343           $249           $ 1,739
     Non-redeemable preferred stocks                                           6,608             30             70             6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $ 8,253           $373           $319           $ 8,307
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2002
     Common stocks                                                           $ 2,599           $ 37           $699           $ 1,937
     Non-redeemable preferred stocks                                          12,340            394            176            12,558
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $14,939           $431           $875           $14,495
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of equity securities were $7.8 million, $35.6 million and $6.4 million in 2003, 2002 and 2001, respectively. Gross gains and losses on sales and impairments were insignificant.

     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11.3 million. Of the $11.3 million, $9.2 million represents

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                     NOTES TO CONDENSED FINANCIAL STATEMENTS
                                   (CONTINUED)


     fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 87% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $1.8 million and 32% of these are rated investment grade. The gross unrealized loss on equity securities was $.3 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                        Gross Unrealized Losses
                                                                        -----------------------
                                                                 Less Than One Year      One Year or Longer             Total
                                                           -------------------------------------------------------------------------
                                                                               Gross                  Gross                    Gross
                                                                  Fair    Unrealized      Fair   Unrealized         Fair  Unrealized
($ IN THOUSANDS)                                                 Value        Losses     Value       Losses        Value      Losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                                   $142,683        $1,598   $    --       $   --     $142,683     $ 1,598
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                            132,402           731        --           --      132,402         731
Debt securities issued by foreign governments                    2,183            83        --           --        2,183          83
All other corporate bonds                                      237,621         4,266    19,461        1,063      257,082       5,329
All other debt securities                                      122,769         2,461    20,054          644      142,823       3,105
Redeemable preferred stock                                         650            41       659           51        1,309          92
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                        $638,308        $9,180   $40,174       $1,758     $678,482     $10,938
Equity securities                                             $  2,642        $   56   $   946       $  263     $  3,588     $   319
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS

     At December 31, 2003 and 2002, the Company's mortgage loan portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN THOUSANDS)                                 2003           2002
     ---------------------------------------------------------------------------
     Current Mortgage Loans                         $135,347       $130,303
     Underperforming Mortgage Loans                       --          3,775
     ---------------------------------------------------------------------------
          Total                                     $135,347       $134,078
     ---------------------------------------------------------------------------

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     ---------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN THOUSANDS)
     ---------------------------------------------------------------
     2004                                                 $ 11,301
     2005                                                    6,137
     2006                                                   27,827
     2007                                                    5,155
     2008                                                    5,804
     Thereafter                                             79,123
     ---------------------------------------------------------------
          Total                                           $135,347
     ===============================================================

     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     ------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003          2002
     ------------------------------------------------------------------------
     Private equity and arbitrage investments            $203          $142
     Derivatives                                          115           162
     Trading Securities                                    33            27
     Policy Loans                                          27            28
     Real estate investments                               15            26
     ------------------------------------------------------------------------
     Total                                               $393          $385
     ------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     CONCENTRATIONS

     The Company participates in a short-term investment pool maintained by TIC. See Note 11.

     The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

        -------------------------------------------------------------------
        ($ IN THOUSANDS)                            2003          2002
        -------------------------------------------------------------------
        Finance                                    $555,067     $562,179
        Electric Utilities                          454,960      512,950
        Banking                                     364,094      265,442
        Media                                       354,213      324,008
        Telecommunications                          287,955      304,171
        Insurance                                   261,198      200,525
        -------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $152 million and $147 million at December 31, 2003 and 2002, respectively, which are included in the table above.

     The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $157 million and $109 million in Electric Utilities, $31 million and $35 million in Media, and $34 million and $53 million in Telecommunications at December 31, 2003 and 2002, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade assets were $506 million and $414 million at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

         ($ IN THOUSANDS)
        -------------------------------------------------------------------
        At December 31,                                  2003         2002
        -------------------------------------------------------------------
        STATE
        -----
        California                                    $34,304      $42,169
        New York                                       30,766       22,636
        -------------------------------------------------------------------
        PROPERTY TYPE
        -------------
        Agricultural                                  $63,672      $79,075
        Office                                         61,812       44,094
        -------------------------------------------------------------------

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     RESTRUCTURED INVESTMENTS

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 2003 and 2002 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

     NET INVESTMENT INCOME


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     GROSS INVESTMENT INCOME
       Fixed maturities                                                                 $316,790          $276,818          $217,813
       Other invested assets                                                              33,118            27,886            22,542
       Mortgage loans                                                                     10,931            10,578            11,327
       Other                                                                                 935             1,402             2,227
------------------------------------------------------------------------------------------------------------------------------------
            Total gross investment income                                                361,774           316,684           253,909
------------------------------------------------------------------------------------------------------------------------------------
     Investment expenses                                                                   5,311             4,738             2,855
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                              $356,463          $311,946          $251,054
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                    2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     REALIZED
       Fixed maturities                                                                $(14,361)         $(11,185)         $ 33,061
       Other invested assets                                                              8,152           (19,423)           (4,980)
       Mortgage loans                                                                      (886)              (61)             (707)
       Other                                                                               (107)               85            (1,230)
------------------------------------------------------------------------------------------------------------------------------------
         Total realized investment gains (losses)                                      $ (7,202)         $(30,584)         $ 26,144
------------------------------------------------------------------------------------------------------------------------------------


     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002             2001
------------------------------------------------------------------------------------------------------------------------------------
     UNREALIZED
          Fixed maturities                                                             $ 188,949          $ 91,013         $ 14,761
          Other invested assets                                                           (2,805)           22,449          (16,182)
------------------------------------------------------------------------------------------------------------------------------------
              Total unrealized investment gains (losses)                                 186,144           113,462           (1,421)

          Related taxes                                                                   65,151            39,712             (497)
------------------------------------------------------------------------------------------------------------------------------------
          Change in unrealized investment gains (losses)                                 120,993            73,750             (924)
          Balance beginning of year                                                       86,448            12,698           13,622
------------------------------------------------------------------------------------------------------------------------------------
              Balance end of year                                                      $ 207,441          $ 86,448         $ 12,698
------------------------------------------------------------------------------------------------------------------------------------


3.   REINSURANCE

     The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT) coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of UL business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September, 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million.

     Total life insurance in-force ceded under reinsurance contracts was $35.0 billion and $29.3 billion at December 31, 2003 and 2002, including $4.5 million and $6.0 million, respectively to TIC. Total life

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     insurance premiums ceded were $24.9 million, $14.9 million and $11.9 million in 2003, 2002 and 2001, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $9.9 billion, including $5.4 billion or 55% which was reinsured, and $7.1 billion, of which $4.9 billion or 69% is reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $887 million and $2.2 billion at December 31, 2003 and 2002, respectively. NAR included $816 million, or 92%, and $1.9 billion, or 86%, which was reinsured at December 31, 2003 and 2002, respectively.

4.   INTANGIBLE ASSETS

     The Company has two intangible, amortizable assets, DAC and the value of insurance in force. The following is a summary of capitalized DAC by product type:


                                          Traditional   Deferred
($ IN MILLIONS)                              Life        Annuity           UL             Total
---------------------------------------------------------------------------------------------------
Beginning balance
January 1, 2002                            $  47.7       $  511.5       $  255.2       $    814.4

 Commissions and expenses deferred            16.5          169.4          130.8            316.7

 Amortization expense                         (8.9)         (72.6)          (9.3)           (90.8)
 Underlying lapse and interest rate
   assumptions                                  --           29.8             --             29.8
 Amortization related to FAS 91
   reassessment                                 --           (6.0)            --             (6.0)

---------------------------------------------------------------------------------------------------
Balance December 31, 2002                     55.3          632.1          376.7          1,064.1

Commissions and expenses deferred             14.3          172.1          164.9            351.3

Amortization expense                         (10.2)        (107.6)         (18.5)          (136.3)
---------------------------------------------------------------------------------------------------
Balance December 31, 2003                  $  59.4       $  696.6       $  523.1       $  1,279.1
---------------------------------------------------------------------------------------------------


     The value of insurance in force totaled $11.7 million and $12.5 million at December 31, 2003 and 2002, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2003, 2002 and 2001.

5.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $5.6 billion and $5.0 billion of life and annuity deposit funds and reserves, respectively. Of those totals, $1.6 billion were not subject to discretionary withdrawal based on contract terms for 2003 and 2002. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Included in the amounts that are subject to discretionary withdrawal were $2.6 billion and $2.4 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $1.3 billion and $.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals with an average surrender charge of 4.7% and 4.2%, respectively. The remaining $.1 billion in 2003, and $.1 billion in 2002, is surrenderable without charge. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

6.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE


($ IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                                                2003                  2002                   2001
------------------------------------------------------------------------------------------------------------------------------------
Income before federal income taxes                                           $ 154,048             $ 159,024             $ 176,249
Statutory tax rate                                                                  35%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------
Expected federal income taxes                                                   53,917                55,658                61,687
Tax effect of:
     Non-taxable investment income                                             (11,626)                   --                   (36)
     Tax reserve release                                                        (7,852)                   --                    --
     Other, net                                                                    149                     4                  (562)
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================
Effective tax rate                                                                  22%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------


COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                                                           $  72,983             $ (30,830)            $ (19,007)
     Foreign                                                                       440                  (313)                   --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                      73,423               (31,143)              (19,007)
------------------------------------------------------------------------------------------------------------------------------------
Deferred:
     United States                                                             (38,835)               86,797                80,096
     Foreign                                                                        --                    --                    --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                     (38,835)               86,797                80,096
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liabilities at December 31, 2003 and 2002 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


($ IN THOUSANDS)                                                                                       2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves                                                        $ 251,017             $ 151,454
     Other                                                                                              6,496                 2,286
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                        257,513               153,740
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Liabilities:
     Investments, net                                                                                (117,613)              (48,363)
     Deferred acquisition costs and value of insurance in force                                      (363,670)             (303,652)
     Other                                                                                             (1,051)               (1,075)
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                       (482,334)             (353,090)
------------------------------------------------------------------------------------------------------------------------------------
Net Deferred Tax Liability                                                                          $(224,821)            $(199,350)
------------------------------------------------------------------------------------------------------------------------------------


     TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. TLAC had a $9.1 million recoverable from TIC at December 31, 2003 and a $53.6 million payable to TIC at December 31, 2002 pursuant to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

7.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income (loss) was $37.3 million, $(133.9) million and $(73.4) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $494 million and $397 million at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     permitted by its domicilary insurance commissioner (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on statutory capital and surplus was not significant.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, after reducing the Company's unassigned funds (surplus) by 25% of the change in net unrealized capital gains, the Company may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                                                    NET                                 ACCUMULATED
                                                                                 UNREALIZED        DERIVATIVE         OTHER CHANGES
                                                                                GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                                 INVESTMENT          HEDGING               NONOWNER
($ IN THOUSANDS)                                                                 SECURITIES         ACTIVITIES              SOURCES
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                                                          $  13,622            $    --            $  13,622
Cumulative effect of change in accounting for derivative
    instruments and hedging activities, net of tax of $33                                --                 62                   62
Unrealized gains on investment securities,
    net of tax of $10,673                                                            19,821                 --               19,821
Less: Reclassification adjustment for gains
    included in net income, net of tax of $(11,170)                                 (20,745)                --              (20,745)
Add: Derivative instrument hedging activity gains, net of
    tax of $1,789                                                                        --              3,324                3,324
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                          (924)             3,386                2,462
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2001                                                           12,698              3,386               16,084
Unrealized gains on investment securities, net of tax of $35,352                     65,653                 --               65,653
Add:  Reclassification adjustment for losses included in net
    income, net of tax of $4,360                                                      8,097                 --                8,097
Add:  Derivative instrument hedging activity gains, net of
    tax of $2,750                                                                        --              5,107                5,107
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                        73,750              5,107               78,857
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2002                                                           86,448              8,493               94,941
Unrealized gains on investment securities,
    net of tax of $60,482                                                           112,322                 --              112,322
Add:  Reclassification adjustment for losses included in net
    income,  net of tax of $4,669                                                     8,671                 --                8,671
Less:  Derivative instrument hedging activity loss, net of
    tax benefits of $(845)                                                               --             (1,568)              (1,568)
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                       120,993             (1,568)             119,425
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                                                        $ 207,441            $ 6,925            $ 214,366
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


8.   BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT BENEFITS

     The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2003, 2002 and 2001.

     401(k) SAVINGS PLAN

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. See Note 11. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001.

9.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL
     INSTRUMENTS

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

     The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

     Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

     Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003 the Company held collateral under these contracts amounting to approximately $69.7million.

     The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                             Year Ended          Year Ended
($ IN THOUSANDS)                         December 31, 2003    December 31, 2002
--------------------------------------------------------------------------------
Hedge ineffectiveness recognized
   related to fair value hedges                $(3,309)            $(5,215)
Hedge ineffectiveness recognized
   related to cash flow hedges                    (296)              1,141
Net gain or loss from economic
   hedges in earnings                            8,076             (13,597)

     During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. There was no such gain in 2003.

     Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is not significant.

     The Company had interest rate and equity options with fair values of $115.1 million and $161.7 million, at December 31, 2003 and 2002, respectively. Included in these amounts were $3.5 million and $4.8 million with affiliates, respectively.

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2003 and 2002 were $6.2 million and $23.9 million respectively. The notional values of unfunded commitments were $31.0 million and $35.5 million at December 31, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

     The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

     At December 31, 2003, investments in fixed maturities had a carrying value and a fair value of $5.4 billion compared with a carrying value and a fair value of $4.5 billion at December 31, 2002. See Notes 1 and 2.

     At December 31, 2003, mortgage loans had a carrying value of $135.4 million and a fair value of $147.6 million and at December 31, 2002 had a carrying value of $134.1 million and a fair value of $148.0 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of short-term securities were $195.3 million and $475.4 million in 2003 and 2002, respectively, which approximated their fair values. Policy loans which are included in other invested assets had carrying values of $26.8 million and $27.4 million in 2003 and 2002, respectively, which also approximated their fair values.

     The carrying values of $260.6 million and $151.5 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying values of $439.2 million and $319.8 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2003 and 2002, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     At December 31, 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion, compared with a carrying value of $2.7 billion and a fair value of $2.9 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003, compared with a carrying value of $605 million and a fair value of $416.2 million at December 31, 2002. These contracts generally are valued at surrender value.

10.  COMMITMENTS AND CONTINGENCIES

     LITIGATION

     In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

11.  RELATED PARTY TRANSACTIONS

     TIC handles banking functions, including payment of salaries and expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, data processing services, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003 and 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC, a former affiliate. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2003, 2002 and 2001.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $124.6 million and $356.0 million at December 31, 2003 and 2002, respectively, and is included in short-term securities in the balance sheet.

     At December 31, 2003 and 2002, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $25.5 million and $26.7 million, respectively. Income of $6.6 million, $1.9 million and $4.5 million was earned on these investments in 2003, 2002 and 2001, respectively. The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $11.8 million and $24.1 million at December 31, 2003 and 2002, respectively. Income earned on these investments in 2003 was insignificant and was $19.8 million and $8.5 million in 2002 and 2001, respectively.

     In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

     At December 31, 2003 and 2002 the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets Inc., in the amount of $7.1 million and $10.2 million, respectively.

     The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2003 and 2002.

     The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company distributes fixed and variable annuity products through SB. Premiums and deposits related to these products were $.7 billion, $.8 billion and $1.2 billion in 2003, 2002 and 2001, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $87.5 million, $87.2 million and $74.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $56.7 million, $57.5 million and $68.1 million in 2003, 2002 and 2001, respectively.

     The Company also distributes deferred annuity products through its affiliates Primerica Financial Services (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $628 million, $662 million and $738 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $52.4 million, $47.1 million and $51.6 million in 2003, 2002 and 2001, respectively.

     Deposits from Citibank and CitiStreet were $162 million and $82 million respectively, for 2003, $117 million and $184 million, respectively, for 2002, and $166 million and $136 million, respectively, for 2001. Commissions and fees paid to Citibank and CitiStreet were $12.4 million and $2.3 million, respectively, in 2003, $7.2 million and $2.6 million, respectively, in 2002 and $9.8 million and $2.9 million, respectively, in 2001.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

     Prior to the IPO of TPC, most leasing functions for TIC and its subsidiaries, including the Company, were handled by its property-casualty insurance affiliates. Rent expense related to these leases was shared by the companies on a cost allocation method based generally on estimated usage by department. In 2002, TIC sold its home office buildings in Hartford, Connecticut and now leases space from a third party. The Company's rent expense was insignificant in 2003, 2002 and 2001.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


12.  RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING
     ACTIVITIES

     The following table reconciles net income to net cash used in operating activities:


------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                                     2003                2002                2001
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                        $ 119,460           $ 103,370           $ 115,160
     Adjustments to reconcile net income to cash used in operating activities:
         Realized (gains) losses                                                      7,202              30,584             (26,144)
         Deferred federal income taxes                                              (38,835)             86,797              80,096
         Amortization of deferred policy acquisition costs                          136,310              66,972              89,475
         Additions to deferred policy acquisition costs                            (351,310)           (316,721)           (324,277)
         Investment income accrued                                                  (36,834)            (35,133)            (39,875)
         Insurance reserves                                                         (16,138)             (9,000)            (14,382)
         Other                                                                      (44,755)             72,190              11,398
------------------------------------------------------------------------------------------------------------------------------------
         Net cash used in operations                                              $(224,900)          $    (941)          $(108,549)
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of February 26, 2004, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                                     COST              VALUE     BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
         authorities                                                                $  624,596         $  637,700         $  637,700
         States, municipalities and political subdivisions                              52,867             59,018             59,018
         Foreign governments                                                            57,656             60,959             60,959
         Public utilities                                                              346,616            377,238            377,238
         Convertible bonds and bonds with warrants attached                             20,734             24,014             24,014
         All other corporate bonds                                                   3,927,226          4,192,150          4,192,150
------------------------------------------------------------------------------------------------------------------------------------
              Total Bonds                                                            5,029,695          5,351,079          5,351,079

     Redeemable Preferred Stocks                                                         4,083              6,146              6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                                      5,033,778          5,357,225          5,357,225
------------------------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                                         1,645              1,739              1,739
------------------------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                                        1,645              1,739              1,739

     Non-Redeemable Preferred Stocks                                                     6,608              6,568              6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                                         8,253              8,307              8,307
------------------------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                                         135,347                               135,347
Policy Loans (4)                                                                        26,827                                26,827
Short-Term Securities                                                                  195,279                               195,279
Other Investments (2) (3)                                                              289,599                               287,168
------------------------------------------------------------------------------------------------------------------------------------
         Total Investments                                                          $5,689,083                            $6,010,153
====================================================================================================================================


(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $75,313 and $76,349, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)  Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2001-2003
                                    ---------
                                ($ IN THOUSANDS)



------------------------------------------------------------------------------------------------------------------------------------

                             FUTURE POLICY                                     BENEFITS,       AMORTIZATION OF
                             BENEFITS, LOSSES,                 NET             CLAIMS, LOSSES  DEFERRED POLICY  OTHER
          DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM        INVESTMENT      AND SETTLEMENT  ACQUISITION      OPERATING   PREMIUMS
         ACQUISITION COSTS   EXPENSES (1)       REVENUE        INCOME          EXPENSES (2)    COSTS            EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
2003        $1,279,118        $5,609,517        $40,866        $356,463        $306,681        $136,310         $49,288     $40,866

2002        $1,064,118        $5,031,775        $42,893        $311,946        $275,123        $ 66,972         $32,352     $42,893

2001        $  814,369        $3,665,426        $39,222        $251,054        $214,722        $ 89,475         $23,404     $39,222


(1)  Includes contractholder funds.

(2)  Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE IV
                                   REINSURANCE
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       PERCENTAGE
                                                                        CEDED TO        ASSUMED FROM                    OF AMOUNT
                                                    GROSS                 OTHER             OTHER                       ASSUMED TO
                                                    AMOUNT              COMPANIES         COMPANIES       NET AMOUNT       NET
------------------------------------------------------------------------------------------------------------------------------------
2003
----

Life Insurance In Force                            $43,671,192          $34,973,161          $--          $8,698,031        --%
Premiums:
     Annuity                                       $     3,696          $        --          $--          $    3,696
     Individual life                                    62,034               24,864           --              37,170
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    65,730          $    24,864          $--          $   40,866        --%
                                                   ===========          ===========          ===          ==========

2002
----

Life Insurance In Force                            $35,807,212          $29,261,075          $--          $6,546,137        --%
Premiums:
     Annuity                                       $     4,515          $        --          $--          $    4,515
     Individual Life                                    53,310               14,932           --              38,378
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    57,825          $    14,932          $--          $   42,893        --%
                                                   ===========          ===========          ===          ==========

2001
----

Life Insurance In Force                            $28,793,622          $23,818,768          $--          $4,974,854        --%
Premiums:
     Annuity                                       $     3,319          $        --          $--          $    3,319
     Individual life                                    47,826               11,923           --              35,903
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    51,145          $    11,923          $--          $   39,222        --%
                                                   ===========          ===========          ===          ==========


                           PORTFOLIO ARCHITECT ACCESS
                                 VINTAGE ACCESS
                            SCUDDER ADVOCATE ADVISOR
                          SCUDDER ADVOCATE ADVISOR-ST1
                          SCUDDER ADVOCATE ADVISOR-TL4




                       STATEMENT OF ADDITIONAL INFORMATION



                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002














                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415














L-19949S-TLAC                                                           May 2004

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003
       Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002
       Statement of Investments as of December 31, 2003
       Notes to Financial Statements

       The financial statements of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

       Statements of Income for the years ended December 31, 2003, 2002 and 2001 Balance Sheets as of December 31, 2003 and 2002
       Statements of Changes in Retained Earnings and Accumulated Other Changes
         in Equity from Non-Owner
       Sources for the years ended December 31, 2003, 2002 and 2001
       Statements of Cash Flows for the years ended December 31, 2003, 2002 and
         2001
       Notes to Financial Statements

(b)    EXHIBITS

     EXHIBIT
      NUMBER      DESCRIPTION

        1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-82013, filed June 30, 1999.)

        2.        Not Applicable.

      3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC .(Incorporated herein by reference to Exhibit c.1. to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

      3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2001.)

        4. Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, file No. 333-100434, filed October 9, 2002.)

        5. Application. (Incorporated herein by reference to Exhibit 5 to the Registration Statement on Form N-4, File No. 333-100434, filed February 28, 2003.)

      6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

      6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incoporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

        7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

        8. Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-69773 filed February 19, 2003.)

        9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 5 to the Registration Statement on Form N-4, File No. 333-100434, filed February 28, 2003.)

       10.        Consent of KPMG LLP, Independent Auditors. Filed herewith.

       11         Not applicable.

       12.        Not applicable.

       15.        Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Glenn D. Lammey, Marla Berman Lewitus and Kathleen L. Preston. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, file No. 333-100434, filed October 9, 2002.)


ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
----------------             ----------------------

George C. Kokulis*           Director, Chairman, President and Chief
                             Executive Officer

Glenn D. Lammey*             Director, Senior Executive Vice President, Chief
                             Financial Officer, Chief Accounting Officer

Kathleen L. Preston*         Director and Executive Vice President

Edward W. Cassidy*           Senior Vice President

Winifred Grimaldi*           Senior Vice President

Marla Berman Lewitus*        Director, Senior Vice President and General Counsel

Brendan Lynch*               Senior Vice President

David A. Tyson*              Senior Vice President

David A. Golino*             Vice President and Controller

Donald R. Munson, Jr.*       Vice President

Mark Remington*              Vice President

Tim W. Still*                Vice President

Bennett Kleinberg*           Vice President

Dawn Fredette*               Vice President

George E. Eknaian*           Vice President and Chief Actuary

Linn K. Richardson*          Second Vice President and Actuary

Paul Weissman*               Second Vice President and Actuary

Ernest J. Wright*            Vice President and Secretary

Kathleen A. McGah*           Assistant Secretary and Deputy General Counsel


Principal Business Address:

*      The Travelers Insurance Company
       One Cityplace
       Hartford, CT  06103-3415


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 29, 2004, 782 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)    NAME AND PRINCIPAL                 POSITIONS AND OFFICES
       BUSINESS ADDRESS                   WITH UNDERWRITER
       ----------------                   ----------------

       Kathleen L. Preston                Board of Manager

       Glenn D. Lammey                    Board of Manager

       William F. Scully III              Board of Manager

       Donald R. Munson, Jr.              Board of Manager, President, Chief
                                          Executive Officer and Chief Operating
                                          Officer

       Tim W. Still                       Vice President

       Anthony Cocolla                    Vice President

       John M. Laverty                    Treasurer and Chief Financial Officer

       Stephen E. Abbey                   Chief Compliance Officer

       Alison K. George                   Director and Chief Advertising
                                          Compliance Officer

       Stephen T. Mullin                  Chief Compliance Officer

       Ernest J. Wright                   Secretary

       Kathleen A. McGah                  Assistant Secretary

       William D. Wilcox                  Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 16th day of April, 2004.


                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                                  (Registrant)


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)



                                By: *GLENN D. LAMMEY
                                    --------------------------------------------
                                    Glenn D. Lammey, Chief Financial Officer,
                                    Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 16th day of April 2004.


*GEORGE C. KOKULIS                      Director, President and Chief Executive
---------------------------------       Officer (Principal Executive Officer)
(George C. Kokulis)


*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
---------------------------------       Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)


*MARLA BERMAN LEWITUS                   Director
---------------------------------
(Marla Berman Lewitus)


*KATHLEEN L. PRESTON                    Director
---------------------------------
(Kathleen L. Preston)



*By:  /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
  -----------    -----------
      10         Consent of KPMG LLP, Independent Auditors